UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, State DC

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number      811-07584
                                                  -------------------

                               Rydex Series Funds
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                            ------------

                     Date of fiscal year end: March 31, 2007
                                              --------------

                     Date of reporting period: June 30, 2006
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.sS. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, addressStreet450 Fifth Street, NW, CityWashington, StateDC PostalCode20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 83.6%

FINANCIALS 18.0%
   DIVERSIFIED FINANCIALS 4.6%
   Citigroup, Inc.                                     72,940    $    3,518,626
   Bank of America Corp.                               50,710         2,439,151
   J.P. Morgan Chase & Co.+                            50,930         2,139,060
   Moody's Corp.+                                      11,790           642,083
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          8,738,920
                                                                 --------------

   INSURANCE 4.0%
   American International Group, Inc.                  26,897         1,588,268
   Loews Corp.                                         24,310           861,789
   Genworth Financial, Inc. -- Class A                 24,370           849,051
   ACE Ltd.                                            16,320           825,629
   Aon Corp.+                                          22,090           769,174
   Ambac Financial Group, Inc.+                         8,490           688,539
   UnumProvident Corp.+                                36,520           662,108
   Principal Financial Group, Inc.+                     8,630           480,259
   MetLife, Inc.+                                       7,680           393,293
   Hartford Financial Services Group, Inc.+             2,600           219,960
   AFLAC, Inc.                                          4,030           186,790
                                                                 --------------

TOTAL INSURANCE                                                       7,524,860
                                                                 --------------

   BANKS 3.5%
   Wachovia Corp.+                                     34,070         1,842,506
   Wells Fargo & Co.+                                  15,245         1,022,635
   PNC Financial Services Group, Inc.+                 13,240           929,051
   KeyCorp                                             23,190           827,419
   U.S. Bancorp+                                       25,730           794,542
   AmSouth Bancorp+                                    28,930           765,198
   Zions Bancorporation                                 6,230           485,566
                                                                 --------------

TOTAL BANKS                                                           6,666,917
                                                                 --------------

   CAPITAL MARKETS 2.9%
   Lehman Brothers Holdings, Inc.+                     16,022         1,043,833
   Charles Schwab Corp.+                               52,450           838,151
   State Street Corp.                                  13,470           782,472
   E*Trade Financial Corp.*                            26,090           595,374
   Bank of New York Co., Inc.                          17,470           562,534
   Legg Mason, Inc.+                                    5,290           526,461

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Goldman Sachs Group, Inc.                            3,390    $      509,958
   Merrill Lynch & Co., Inc.                            3,922           272,814
   Morgan Stanley                                       4,150           262,322
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 5,393,919
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 1.4%
   Washington Mutual, Inc.+                            27,450         1,251,171
   MGIC Investment Corp.+                              10,770           700,050
   Sovereign Bancorp, Inc.+                            29,791           605,045
   Fannie Mae+                                            820            39,442
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      2,595,708
                                                                 --------------

   CONSUMER FINANCE 0.8%
   Capital One Financial Corp.+                        11,810         1,009,165
   American Express Co.+                               11,000           585,420
                                                                 --------------

TOTAL CONSUMER FINANCE                                                1,594,585
                                                                 --------------

   REAL ESTATE 0.8%
   Boston Properties, Inc.+                             7,530           680,712
   Public Storage, Inc.+                                4,980           377,982
   ProLogis                                             4,940           257,473
   KIMCO Realty Corp.+                                  4,940           180,260
   Vornado Realty Trust+                                  260            25,363
                                                                 --------------

TOTAL REAL ESTATE                                                     1,521,790
                                                                 --------------

TOTAL FINANCIALS                                                     34,036,699
                                                                 --------------

INFORMATION TECHNOLOGY 12.3%
   COMPUTERS & PERIPHERALS 2.9%
   International Business Machines Corp.               25,795         1,981,572
   Hewlett-Packard Co.                                 58,497         1,853,185
   NCR Corp.*+                                         19,100           699,824
   QLogic Corp.*+                                      37,710           650,120
   Dell, Inc.*                                          7,470           182,343
   Apple Computer, Inc.*                                2,550           145,656
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         5,512,700
                                                                 --------------

   SOFTWARE 2.5%
   Microsoft Corp.                                    149,535         3,484,166
   CA, Inc.+                                           28,900           593,895
   Compuware Corp.*                                    73,736           494,031
   Oracle Corp.*                                        6,660            96,503
   Autodesk, Inc.*                                      1,970            67,886


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Parametric Technology Corp.*+                        3,366    $       42,782
                                                                 --------------

TOTAL SOFTWARE                                                        4,779,263
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 2.3%
   Cisco Systems, Inc.*                               102,560         2,002,997
   Motorola, Inc.+                                     64,110         1,291,817
   Tellabs, Inc.*+                                     47,040           626,102
   Qualcomm, Inc.                                       9,120           365,438
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        4,286,354
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
   Intel Corp.                                         45,330           859,004
   Freescale Semiconductor, Inc. -- Class B*           25,870           760,578
   National Semiconductor Corp.+                       28,950           690,458
   LSI Logic Corp.*+                                   62,370           558,212
   Advanced Micro Devices, Inc.*+                      21,050           514,041
   Micron Technology, Inc.*+                           25,870           389,602
   Texas Instruments, Inc.+                             6,380           193,250
   Nvidia Corp.*                                        6,460           137,533
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         4,102,678
                                                                 --------------

   INTERNET SOFTWARE & SERVICES 1.2%
   Google, Inc. -- Class A*+                            2,780         1,165,737
   Yahoo!, Inc.*+                                      20,190           666,270
   eBay, Inc.*+                                        15,420           451,652
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    2,283,659
                                                                 --------------

   IT CONSULTING & SERVICES 0.9%
   Affiliated Computer Services,
      Inc. -- Class A*                                 13,730           708,605
   Convergys Corp.*                                    36,260           707,070
   Electronic Data Systems Corp.+                      11,960           287,758
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,703,433
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*+                         8,500           268,260

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Jabil Circuit, Inc.+                                 6,030    $      154,368
   Tektronix, Inc.                                        250             7,355
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                429,983
                                                                 --------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                       12,800           178,048
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                178,048
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         23,276,118
                                                                 --------------

HEALTH CARE 10.3%
   PHARMACEUTICALS 5.3%
   Pfizer, Inc.                                       105,188         2,468,762
   Johnson & Johnson, Inc.                             30,340         1,817,973
   Merck & Co., Inc.                                   49,070         1,787,620
   Wyeth                                               31,880         1,415,791
   Forest Laboratories, Inc.*                          18,200           704,158
   Mylan Laboratories, Inc.+                           33,800           676,000
   Barr Pharmaceuticals, Inc.*                         13,350           636,662
   Abbott Laboratories                                  6,300           274,743
   Eli Lilly & Co.+                                     3,170           175,206
   King Pharmaceuticals, Inc.*                          6,070           103,190
   Bristol-Myers Squibb Co.+                            1,400            36,204
                                                                 --------------

TOTAL PHARMACEUTICALS                                                10,096,309
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES 2.3%
   WellPoint, Inc.*                                    17,860         1,299,672
   UnitedHealth Group, Inc.                            24,510         1,097,558
   Aetna, Inc.+                                        23,800           950,334
   Express Scripts, Inc.*                               5,160           370,178
   Coventry Health Care, Inc.*                          5,870           322,498
   McKesson Corp.                                       5,636           266,470
   IMS Health, Inc.+                                    2,720            73,032
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                4,379,742
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Becton, Dickinson & Co.                             13,860           847,262
   Zimmer Holdings, Inc.*+                             13,920           789,542
   St. Jude Medical, Inc.*                             12,400           402,008
   C.R. Bard, Inc.                                      4,480           328,205


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Medtronic, Inc.+                                     4,000    $      187,680
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,554,697
                                                                 --------------

   BIOTECHNOLOGY 1.3%
   Amgen, Inc.*+                                       22,050         1,438,321
   Gilead Sciences, Inc.*+                              8,910           527,116
   Applera Corp. - Applied Biosystems Group+           14,520           469,722
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                   2,435,159
                                                                 --------------

TOTAL HEALTH CARE                                                    19,465,907
                                                                 --------------

INDUSTRIALS 9.8%
   INDUSTRIAL CONGLOMERATES 3.4%
   General Electric Co.                               134,320         4,427,187
   Tyco International Ltd.+                            39,070         1,074,425
   Textron, Inc.                                        8,620           794,592
   3M Co.                                               2,770           223,733
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                        6,519,937
                                                                 --------------

   AEROSPACE & DEFENSE 2.0%
   Boeing Co.+                                         13,060         1,069,744
   Raytheon Co.                                        20,010           891,846
   Northrop Grumman Corp.                              12,190           780,891
   General Dynamics Corp.                               8,080           528,917
   United Technologies Corp.                            3,788           240,235
   Lockheed Martin Corp.+                               2,689           192,909
   L-3 Communications Holdings, Inc.                    2,000           150,840
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             3,855,382
                                                                 --------------

   MACHINERY 1.4%
   Caterpillar, Inc.                                   14,330         1,067,298
   Cummins, Inc.+                                       6,320           772,620
   Parker Hannifin Corp.                                9,490           736,424
   Navistar International Corp.*                        1,050            25,841
                                                                 --------------

TOTAL MACHINERY                                                       2,602,183
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.9%
   United Parcel Service, Inc. -- Class B+             20,760    $    1,709,171
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                          1,709,171
                                                                 --------------
   ROAD & RAIL 0.7%
   Norfolk Southern Corp.                              17,810           947,848
   Burlington Northern Santa Fe Corp.                   4,420           350,285
                                                                 --------------

TOTAL ROAD & RAIL                                                     1,298,133
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Monster Worldwide, Inc.*                            14,850           633,501
   Equifax, Inc.                                       12,470           428,220
   Robert Half International, Inc.                        290            12,180
   Waste Management, Inc.                                  50             1,794
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,075,695
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co.                                 9,230           773,566
   Cooper Industries Ltd. -- Class A                      330            30,664
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              804,230
                                                                 --------------

   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.+                        6,670           288,611
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 288,611
                                                                 --------------

   AIRLINES 0.1%
   Southwest Airlines Co.                               9,730           159,280
                                                                 --------------

TOTAL AIRLINES                                                          159,280
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.+                                         1,180           109,657
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        109,657
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                  1,030    $       77,487
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   77,487
                                                                 --------------

TOTAL INDUSTRIALS                                                    18,499,766
                                                                 --------------

CONSUMER DISCRETIONARY 8.7%
   MEDIA 2.9%
   The Walt Disney Co.+                                51,280         1,538,400
   McGraw-Hill Cos., Inc.                              16,980           852,905
   Omnicom Group, Inc.+                                 9,090           809,828
   Gannett Co., Inc.+                                  14,190           793,647
   Meredith Corp.                                      13,200           653,928
   Time Warner, Inc.+                                  25,060           433,538
   Comcast Corp. -- Class A*+                          10,140           331,984
   Viacom, Inc. - Class B*+                             4,000           143,360
                                                                 --------------

TOTAL MEDIA                                                           5,557,590
                                                                 --------------

   SPECIALTY RETAIL 1.7%
   Office Depot, Inc.*+                                19,140           727,320
   Sherwin-Williams Co.+                               14,530           689,884
   TJX Cos., Inc.                                      30,070           687,400
   AutoZone, Inc.*+                                     7,750           683,550
   Home Depot, Inc.                                    12,550           449,165
   Lowe's Cos., Inc.                                      620            37,615
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                3,274,934
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 1.3%
   McDonald's Corp.                                    34,880         1,171,968
   Darden Restaurants, Inc.                            19,940           785,636
   Carnival Corp.+                                     13,060           545,124
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   2,502,728
                                                                 --------------

   MULTILINE RETAIL 1.0%
   J.C. Penney Holding Co., Inc.+                      13,090           883,706
   Nordstrom, Inc.+                                    20,260           739,490
   Federated Department Stores, Inc.+                   4,210           154,086
   Target Corp.+                                        1,780            86,989
                                                                 --------------

TOTAL MULTILINE RETAIL                                                1,864,271
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD DURABLES 0.6%
   Whirlpool Corp.+                                     5,460    $      451,269
   Stanley Works+                                       6,070           286,626
   Snap-On, Inc.                                        6,070           245,349
   KB Home+                                               840            38,514
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,021,758
                                                                 --------------

   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.+                              11,550           633,980
                                                                 --------------

TOTAL AUTOMOBILES                                                       633,980
                                                                 --------------

   TEXTILES & APPAREL 0.3%
   Jones Apparel Group, Inc.                           17,250           548,378
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                548,378
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Hasbro, Inc.                                        14,800           268,028
   Mattel, Inc.                                           140             2,311
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      270,339
                                                                 --------------

   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                        18,740           208,014
   Johnson Controls, Inc.+                                460            37,821
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   245,835
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*+                      3,830           197,896
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    197,896
                                                                 --------------

   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                   4,230           163,616
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         163,616
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                    2,360    $       98,318
                                                                 --------------

TOTAL DISTRIBUTORS                                                       98,318
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         16,379,643
                                                                 --------------

ENERGY 8.5%
   OIL & GAS 6.8%
   Exxon Mobil Corp.+                                  73,860         4,531,311
   ConocoPhillips                                      22,506         1,474,818
   Occidental Petroleum Corp.+                         12,340         1,265,467
   Valero Energy Corp.+                                18,980         1,262,550
   Chevron Corp.+                                      20,170         1,251,750
   Marathon Oil Corp.+                                 13,010         1,083,733
   EOG Resources, Inc.+                                13,060           905,580
   Sunoco, Inc.                                         9,660           669,341
   Anadarko Petroleum Corp.                             8,850           422,057
                                                                 --------------

TOTAL OIL & GAS                                                      12,866,607
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 1.7%
   Schlumberger Ltd.+                                  14,990           975,999
   Halliburton Co.                                     11,770           873,452
   Weatherford International Ltd.*                     11,880           589,485
   Rowan Cos., Inc.+                                   15,380           547,374
   Noble Corp.+                                         2,140           159,259
   Nabors Industries Ltd.*+                               720            24,329
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     3,169,898
                                                                 --------------

TOTAL ENERGY                                                         16,036,505
                                                                 --------------

CONSUMER STAPLES 7.8%
   BEVERAGES 1.8%
   PepsiCo, Inc.                                       12,270           736,691
   Pepsi Bottling Group, Inc.+                         22,290           716,623
   Constellation Brands, Inc. -- Class A*              28,430           710,750
   Molson Coors Brewing Co. -- Class B+                10,460           710,025
   Coca-Cola Co.                                       13,710           589,804
   Coca-Cola Enterprises, Inc.                            800            16,296
                                                                 --------------

TOTAL BEVERAGES                                                       3,480,189
                                                                 --------------

   HOUSEHOLD PRODUCTS 1.8%
   Procter & Gamble Co.                                42,958         2,388,465

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Colgate-Palmolive Co.+                              17,640    $    1,056,636
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                              3,445,101
                                                                 --------------

   FOOD & DRUG RETAILING 1.7%
   CVS Corp.+                                          33,720         1,035,204
   Wal-Mart Stores, Inc.+                              21,090         1,015,905
   Kroger Co.+                                         41,590           909,158
   Walgreen Co.                                         4,900           219,716
   Costco Wholesale Corp.+                              2,060           117,688
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           3,297,671
                                                                 --------------

   TOBACCO 1.3%
   Altria Group, Inc.                                  21,080         1,547,904
   Reynolds American, Inc.+                             6,910           796,723
   UST, Inc.+                                             220             9,942
                                                                 --------------

TOTAL TOBACCO                                                         2,354,569
                                                                 --------------

   FOOD PRODUCTS 1.0%
   General Mills, Inc.+                                17,280           892,685
   Campbell Soup Co.                                   20,550           762,610
   Dean Foods Co.*+                                     7,630           283,760
                                                                 --------------

TOTAL FOOD PRODUCTS                                                   1,939,055
                                                                 --------------
   PERSONAL PRODUCTS 0.2%
   Avon Products, Inc.                                  7,430           230,330
   Alberto-Culver Co. -- Class B                        1,620            78,926
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 309,256
                                                                 --------------

TOTAL CONSUMER STAPLES                                               14,825,841
                                                                 --------------

UTILITIES 2.8%
   ELECTRIC UTILITIES 1.6%
   Edison International                                20,660           805,740
   Allegheny Energy, Inc.*                             19,820           734,727
   TXU Corp.                                           11,680           698,347
   American Electric Power Co., Inc.                   19,660           673,355
   Progress Energy, Inc.+                               2,550           109,319
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              3,021,488
                                                                 --------------


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MULTI-UTILITIES 1.2%
   Duke Energy Corp.+                                  27,450    $      806,207
   Xcel Energy, Inc.+                                  39,440           756,459
   TECO Energy, Inc.+                                  41,483           619,756
   Sempra Energy                                        1,590            72,313
   Constellation Energy Group, Inc.                       210            11,449
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 2,266,184
                                                                 --------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                         1,070            44,405
                                                                 --------------

TOTAL GAS UTILITIES                                                      44,405
                                                                 --------------

TOTAL UTILITIES                                                       5,332,077
                                                                 --------------

TELECOMMUNICATION SERVICES 2.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
   AT&T, Inc.+                                         58,740         1,638,259
   Embarq Corp.*                                       17,489           716,874
   CenturyTel, Inc.+                                   18,560           689,504
   Verizon Communications, Inc.+                       20,150           674,824
   BellSouth Corp.+                                     8,930           323,266
   Citizens Communications Co.+                           420             5,481
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          4,048,208
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Alltel Corp.+                                       14,700           938,301
   Sprint Nextel Corp.+                                16,380           327,436
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,265,737
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      5,313,945
                                                                 --------------

MATERIALS 2.6%
   CHEMICALS 1.3%
   Monsanto Co.                                        11,230           945,454
   Ashland, Inc.+                                      11,110           741,037
   Sigma-Aldrich Corp.+                                 9,190           667,561

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Dow Chemical Co.+                                    4,960    $      193,589
                                                                 --------------

TOTAL CHEMICALS                                                       2,547,641
                                                                 --------------

   METALS & MINING 0.8%
   Nucor Corp.+                                        11,240           609,770
   Allegheny Technologies, Inc.+                        8,070           558,767
   Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                            6,550           362,935
                                                                 --------------

TOTAL METALS & MINING                                                 1,531,472
                                                                 --------------

   PAPER & FOREST PRODUCTS 0.3%
   Louisiana-Pacific Corp.                             22,400           490,560
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           490,560
                                                                 --------------

   CONTAINERS & PACKAGING 0.1%
   Sealed Air Corp.+                                    4,970           258,838
   Temple-Inland, Inc.                                    300            12,861
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            271,699
                                                                 --------------

   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                 1,360           106,080
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            106,080
                                                                 --------------

TOTAL MATERIALS                                                       4,947,452
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $132,825,978)                                              158,113,953
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                                 ------------
REPURCHASE AGREEMENTS 12.0%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
   5.17% due 07/03/06                            $  1,807,236         1,807,236
Credit Suisse at
   4.55% due 07/03/06                               8,458,499         8,458,499


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Lehman Brothers, Inc. at
   4.45% due 07/03/06                            $      1,729    $        1,729
Bear Stearns Cos., Inc. at
   4.40% due 07/03/06                               5,771,012         5,771,012
Morgan Stanley at
   4.40% due 07/03/06                               3,270,239         3,270,239
Citigroup, Inc. at
   4.10% due 07/03/06                               3,366,423         3,366,423
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $22,675,138)                                                22,675,138
                                                                 --------------

SECURITIES LENDING COLLATERAL 25.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bancorp       48,656,504        48,656,504
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $48,656,504)                                                   48,656,504
                                                                 --------------

TOTAL INVESTMENTS 121.3%
   (Cost $204,157,620)                                              229,445,595
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (21.3)%                     (40,318,682)
                                                                 --------------
NET ASSETS - 100.0%                                                 189,126,913
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $30,138,113)                                 471            18,237
                                                                 --------------

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 S&P 500 Index
Swap, Maturing 09/28/2006**
   (Notional Market Value $86,227,810)                 67,885         1,636,743
September 2006 S&P 500 Index
Swap, Maturing 09/14/2006**
   (Notional Market Value $8,857,309)                   6,973           146,261
(TOTAL NOTIONAL MARKET VALUE $95,085,119)                             1,783,004
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 33.2%

FINANCIALS 7.1%
   DIVERSIFIED FINANCIALS 1.8%
   Citigroup, Inc.                                      1,780    $       85,867
   Bank of America Corp.                                1,640            78,884
   J.P. Morgan Chase & Co.                              1,250            52,500
   Moody's Corp.                                           90             4,902
   CIT Group, Inc.                                         70             3,660
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            225,813
                                                                 --------------

   INSURANCE 1.6%
   American International Group, Inc.                     930            54,916
   Prudential Financial, Inc.                             180            13,986
   MetLife, Inc.                                          270            13,827
   Allstate Corp.                                         230            12,588
   St. Paul Travelers Cos., Inc.                          250            11,145
   Hartford Financial Services Group, Inc.                110             9,306
   AFLAC, Inc.                                            180             8,343
   Chubb Corp.                                            150             7,485
   Progressive Corp.                                      280             7,199
   Lincoln National Corp.                                 110             6,208
   ACE Ltd.                                               120             6,071
   Principal Financial Group, Inc.                        100             5,565
   Marsh & McLennan Cos., Inc.                            200             5,378
   Loews Corp.                                            150             5,317
   Genworth Financial, Inc. -- Class A                    130             4,529
   XL Capital Ltd.                                         70             4,291
   Aon Corp.                                              120             4,178
   Cincinnati Financial Corp.                              70             3,291
   Ambac Financial Group, Inc.                             40             3,244
   MBIA, Inc.                                              50             2,928
   Torchmark Corp.                                         40             2,429
   SAFECO Corp.                                            40             2,254
   UnumProvident Corp.                                    110             1,994
                                                                 --------------

TOTAL INSURANCE                                                         196,472
                                                                 --------------

   BANKS 1.4%
   Wells Fargo & Co.                                      600            40,248
   Wachovia Corp.                                         580            31,366
   U.S. Bancorp                                           640            19,763
   SunTrust Banks, Inc.                                   130             9,914
   BB&T Corp.                                             200             8,318

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PNC Financial Services Group, Inc.                     110    $        7,719
   Fifth Third Bancorp                                    200             7,390
   National City Corp.                                    200             7,238
   Regions Financial Corp.                                170             5,630
   KeyCorp                                                150             5,352
   North Fork Bancorporation, Inc.                        170             5,129
   Zions Bancorporation                                    50             3,897
   Marshall & Ilsley Corp.                                 80             3,659
   M&T Bank Corp.                                          30             3,538
   Synovus Financial Corp.                                120             3,214
   AmSouth Bancorp                                        120             3,174
   Comerica, Inc.                                          60             3,119
   Compass Bancshares, Inc.                                50             2,780
   Commerce Bancorp, Inc./NJ                               70             2,497
   Huntington Bancshares, Inc.                             90             2,122
   First Horizon National Corp.                            40             1,608
                                                                 --------------

TOTAL BANKS                                                             177,675
                                                                 --------------

   CAPITAL MARKETS 1.2%
   Morgan Stanley                                         390            24,652
   Goldman Sachs Group, Inc.                              160            24,069
   Merrill Lynch & Co., Inc.                              330            22,955
   Lehman Brothers Holdings, Inc.                         190            12,378
   Bank of New York Co., Inc.                             280             9,016
   State Street Corp.                                     120             6,971
   Charles Schwab Corp.                                   370             5,913
   Bear Stearns Cos., Inc.                                 40             5,603
   Franklin Resources, Inc.                                60             5,209
   Mellon Financial Corp.                                 150             5,164
   Legg Mason, Inc.                                        50             4,976
   Ameriprise Financial, Inc.                             100             4,467
   Northern Trust Corp.                                    70             3,871
   T. Rowe Price Group, Inc.                              100             3,781
   E*Trade Financial Corp.*                               150             3,423
   Janus Capital Group, Inc.                               80             1,432
   Federated Investors, Inc. -- Class B                    30               945
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   144,825
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 0.5%
   Fannie Mae                                             350            16,835
   Washington Mutual, Inc.                                340            15,497
   Freddie Mac                                            250            14,253
   Countrywide Financial Corp.                            230             8,759
   Golden West Financial Corp.                             90             6,678


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Sovereign Bancorp, Inc.                                140    $        2,843
   MGIC Investment Corp.                                   30             1,950
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                         66,815
                                                                 --------------

   REAL ESTATE 0.3%
   Simon Property Group, Inc.                              70             5,806
   Equity Residential                                     110             4,920
   Equity Office Properties Trust                         130             4,746
   ProLogis                                                90             4,691
   Archstone-Smith Trust                                   80             4,070
   Vornado Realty Trust                                    40             3,902
   Boston Properties, Inc.                                 40             3,616
   Public Storage, Inc.                                    40             3,036
   KIMCO Realty Corp.                                      80             2,919
   Plum Creek Timber Co., Inc. (REIT)                      70             2,485
   Apartment Investment & Management
      Co. -- Class A                                       30             1,304
                                                                 --------------

TOTAL REAL ESTATE                                                        41,495
                                                                 --------------

   CONSUMER FINANCE 0.3%
   American Express Co.                                   440            23,417
   Capital One Financial Corp.                            110             9,399
   SLM Corp.                                              150             7,938
                                                                 --------------

TOTAL CONSUMER FINANCE                                                   40,754
                                                                 --------------

TOTAL FINANCIALS                                                        893,849
                                                                 --------------

INFORMATION TECHNOLOGY 4.9%
   COMPUTERS & PERIPHERALS 1.1%
   International Business Machines Corp.                  560            43,019
   Hewlett-Packard Co.                                  1,000            31,680
   Dell, Inc.*                                            820            20,016
   Apple Computer, Inc.*                                  310            17,707
   EMC Corp./MA*                                          850             9,325
   Sun Microsystems, Inc.*                              1,260             5,229
   Network Appliance, Inc.*                               130             4,589
   SanDisk Corp.*                                          70             3,569
   NCR Corp.*                                              70             2,565
   Lexmark International, Inc.*                            40             2,233
   QLogic Corp.*                                           60             1,034

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Gateway, Inc.*                                         100    $          190
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           141,156
                                                                 --------------

   SOFTWARE 1.0%
   Microsoft Corp.                                      3,150            73,395
   Oracle Corp.*                                        1,400            20,286
   Adobe Systems, Inc.*                                   210             6,376
   Symantec Corp.*                                        370             5,750
   Electronic Arts, Inc.*                                 110             4,735
   Intuit, Inc.*                                           60             3,623
   CA, Inc.                                               160             3,288
   Autodesk, Inc.*                                         90             3,101
   Citrix Systems, Inc.*                                   70             2,810
   BMC Software, Inc.*                                     80             1,912
   Compuware Corp.*                                       140               938
   Novell, Inc.*                                          130               862
   Parametric Technology Corp.*                            40               508
                                                                 --------------

TOTAL SOFTWARE                                                          127,584
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 0.9%
   Cisco Systems, Inc.*                                 2,200            42,966
   Qualcomm, Inc.                                         600            24,042
   Motorola, Inc.                                         890            17,934
   Corning, Inc.*                                         560            13,546
   Lucent Technologies, Inc.*                           1,610             3,896
   Juniper Networks, Inc.*                                200             3,198
   Tellabs, Inc.*                                         160             2,130
   Avaya, Inc.*                                           150             1,713
   JDS Uniphase Corp.*                                    610             1,543
   Comverse Technology, Inc.*                              70             1,384
   Ciena Corp.*                                           220             1,058
   ADC Telecommunications, Inc.*                           50               843
   Andrew Corp.*                                           60               532
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          114,785
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.9%
   Intel Corp.                                          2,090            39,605
   Texas Instruments, Inc.                                560            16,962
   Applied Materials, Inc.                                560             9,117
   Broadcom Corp. -- Class A*                             170             5,109
   Freescale Semiconductor, Inc. -- Class B*              150             4,410
   Analog Devices, Inc.                                   130             4,178


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Advanced Micro Devices, Inc.*                          170    $        4,151
   Micron Technology, Inc.*                               270             4,066
   Maxim Integrated Products, Inc.                        120             3,853
   Linear Technology Corp.                                110             3,684
   National Semiconductor Corp.                           130             3,101
   KLA-Tencor Corp.                                        70             2,910
   Nvidia Corp.*                                          130             2,768
   Xilinx, Inc.                                           120             2,718
   Altera Corp.*                                          130             2,282
   LSI Logic Corp.*                                       140             1,253
   Novellus Systems, Inc.*                                 50             1,235
   Teradyne, Inc.*                                         80             1,114
   PMC - Sierra, Inc.*                                     70               658
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           113,174
                                                                 --------------

   INTERNET SOFTWARE & SERVICES 0.5%
   Google, Inc. -- Class A*                                70            29,353
   Yahoo!, Inc.*                                          450            14,850
   eBay, Inc.*                                            420            12,302
   VeriSign, Inc.*                                         90             2,085
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                       58,590
                                                                 --------------

   IT CONSULTING & SERVICES 0.3%
   First Data Corp.                                       270            12,161
   Automatic Data Processing, Inc.                        210             9,523
   Paychex, Inc.                                          120             4,678
   Electronic Data Systems Corp.                          190             4,571
   Computer Sciences Corp.*                                70             3,391
   Fiserv, Inc.*                                           60             2,722
   Affiliated Computer Services, Inc. -- Class A*          40             2,064
   Sabre Holdings Corp.                                    50             1,100
   Convergys Corp.*                                        50               975
   Unisys Corp.*                                          120               754
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                           41,939
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
   Agilent Technologies, Inc.*                            150             4,734
   Molex, Inc.                                             50             1,678
   Jabil Circuit, Inc.                                     60             1,536
   Solectron Corp.*                                       330             1,129

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Symbol Technologies, Inc.                               90    $          971
   Tektronix, Inc.                                         30               883
   Sanmina-SCI Corp.*                                     190               874
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 11,805
                                                                 --------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                           330             4,590
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                  4,590
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                            613,623
                                                                 --------------

HEALTH CARE 4.1%
   PHARMACEUTICALS 2.1%
   Johnson & Johnson, Inc.                              1,060            63,515
   Pfizer, Inc.                                         2,630            61,726
   Merck & Co., Inc.                                      780            28,415
   Abbott Laboratories                                    550            23,985
   Eli Lilly & Co.                                        410            22,661
   Wyeth                                                  490            21,761
   Bristol-Myers Squibb Co.                               710            18,360
   Schering-Plough Corp.                                  530            10,086
   Allergan, Inc.                                          60             6,436
   Forest Laboratories, Inc.*                             120             4,643
   Barr Pharmaceuticals, Inc.*                             40             1,908
   Mylan Laboratories, Inc.                                80             1,600
   King Pharmaceuticals, Inc.*                             90             1,530
   Watson Pharmaceuticals, Inc.*                           40               931
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   267,557
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES 0.9%
   UnitedHealth Group, Inc.                               490            21,942
   WellPoint, Inc.*                                       230            16,737
   Cardinal Health, Inc.                                  150             9,649
   Aetna, Inc.                                            210             8,385
   Caremark Rx, Inc.                                      160             7,979
   HCA, Inc.                                              150             6,473
   Medco Health Solutions, Inc.*                          110             6,301
   McKesson Corp.                                         110             5,201
   CIGNA Corp.                                             40             3,940
   Quest Diagnostics, Inc.                                 60             3,595
   Express Scripts, Inc.*                                  50             3,587
   AmerisourceBergen Corp.                                 80             3,354
   Coventry Health Care, Inc.*                             60             3,296
   Humana, Inc.*                                           60             3,222


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Laboratory Corporation of America Holdings*             40    $        2,489
   IMS Health, Inc.                                        80             2,148
   Health Management Associates, Inc. -- Class A           90             1,774
   Patterson Cos., Inc.*                                   50             1,747
   Manor Care, Inc.                                        30             1,408
   Tenet Healthcare Corp.*                                170             1,187
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  114,414
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
   Medtronic, Inc.                                        430            20,175
   Baxter International, Inc.                             240             8,822
   Boston Scientific Corp.*                               440             7,410
   Becton, Dickinson & Co.                                 90             5,502
   Zimmer Holdings, Inc.*                                  90             5,105
   Stryker Corp.                                          110             4,632
   St. Jude Medical, Inc.*                                130             4,215
   C.R. Bard, Inc.                                         50             3,663
   Fisher Scientific International, Inc.*                  40             2,922
   Biomet, Inc.                                            90             2,816
   Hospira, Inc.*                                          60             2,576
   Waters Corp.*                                           50             2,220
   Thermo Electron Corp.*                                  60             2,174
   Millipore Corp.*                                        20             1,260
   PerkinElmer, Inc.                                       50             1,045
   Bausch & Lomb, Inc.                                     20               981
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   75,518
                                                                 --------------

   BIOTECHNOLOGY 0.5%
   Amgen, Inc.*                                           430            28,049
   Gilead Sciences, Inc.*                                 170            10,057
   Biogen Idec, Inc.*                                     120             5,560
   Genzyme Corp.*                                          90             5,494
   Medimmune, Inc.*                                        90             2,439
   Applera Corp. - Applied Biosystems Group                70             2,265
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                      53,864
                                                                 --------------

TOTAL HEALTH CARE                                                       511,353
                                                                 --------------

INDUSTRIALS 3.9%
   INDUSTRIAL CONGLOMERATES 1.4%
   General Electric Co.                                 3,740           123,270

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   3M Co.                                                 270    $       21,808
   Tyco International Ltd.                                740            20,350
   Textron, Inc.                                           50             4,609
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          170,037
                                                                 --------------

   AEROSPACE & DEFENSE 0.8%
   Boeing Co.                                             290            23,754
   United Technologies Corp.                              360            22,831
   Honeywell International, Inc.                          300            12,090
   General Dynamics Corp.                                 150             9,819
   Lockheed Martin Corp.                                  130             9,326
   Northrop Grumman Corp.                                 120             7,687
   Raytheon Co.                                           160             7,131
   Rockwell Collins, Inc.                                  60             3,352
   L-3 Communications Holdings, Inc.                       40             3,017
   Goodrich Corp.                                          40             1,612
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               100,619
                                                                 --------------

   MACHINERY 0.5%
   Caterpillar, Inc.                                      240            17,875
   Illinois Tool Works, Inc.                              150             7,125
   Deere & Co.                                             80             6,679
   Danaher Corp.                                           80             5,146
   Ingersoll-Rand Co. -- Class A                          120             5,134
   Paccar, Inc.                                            60             4,943
   Dover Corp.                                             80             3,954
   Eaton Corp.                                             50             3,770
   ITT Industries, Inc.                                    70             3,465
   Parker Hannifin Corp.                                   40             3,104
   Cummins, Inc.                                           20             2,445
   Pall Corp.                                              40             1,120
   Navistar International Corp.*                           20               492
                                                                 --------------

TOTAL MACHINERY                                                          65,252
                                                                 --------------

   AIR FREIGHT & COURIERS 0.4%
   United Parcel Service, Inc. -- Class B                 390            32,109
   FedEx Corp.                                            110            12,854
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                             44,963
                                                                 --------------

   ROAD & RAIL 0.3%
   Burlington Northern Santa Fe Corp.                     130            10,302


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Union Pacific Corp.                                    100    $        9,296
   Norfolk Southern Corp.                                 150             7,983
   CSX Corp.                                               90             6,340
   Ryder System, Inc.                                      30             1,753
                                                                 --------------

TOTAL ROAD & RAIL                                                        35,674
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Waste Management, Inc.                                 200             7,176
   Cendant Corp.                                          360             5,865
   Pitney Bowes, Inc.                                      80             3,304
   Robert Half International, Inc.                         70             2,940
   RR Donnelley & Sons Co.                                 80             2,556
   Avery Dennison Corp.                                    40             2,322
   Monster Worldwide, Inc.*                                50             2,133
   Cintas Corp.                                            50             1,988
   Equifax, Inc.                                           50             1,717
   Allied Waste Industries, Inc.*                         100             1,136
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     31,137
                                                                 --------------

   ELECTRICAL EQUIPMENT 0.2%
   Emerson Electric Co.                                   150            12,572
   Rockwell Automation, Inc.                               70             5,041
   Cooper Industries Ltd. -- Class A                       40             3,717
   American Power Conversion Corp.                         60             1,169
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                               22,499
                                                                 --------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.                                            140             4,150
   American Standard Cos., Inc.                            70             3,029
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                   7,179
                                                                 --------------
   AIRLINES 0.0%
   Southwest Airlines Co.                                 260             4,256
                                                                 --------------

TOTAL AIRLINES                                                            4,256
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                             30             2,788
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                          2,788
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                     30    $        2,257
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                    2,257
                                                                 --------------

TOTAL INDUSTRIALS                                                       486,661
                                                                 --------------

CONSUMER DISCRETIONARY 3.4%
   MEDIA 1.1%
   Time Warner, Inc.                                    1,540            26,642
   Comcast Corp. -- Class A*                              760            24,882
   The Walt Disney Co.                                    790            23,700
   News Corp. -- Class A                                  850            16,303
   Viacom, Inc. - Class B*                                270             9,677
   CBS Corporation                                        280             7,574
   McGraw-Hill Cos., Inc.                                 140             7,032
   Clear Channel Communications, Inc.                     190             5,881
   Omnicom Group, Inc.                                     60             5,345
   Gannett Co., Inc.                                       90             5,034
   Univision Communications, Inc. -- Class A*              90             3,015
   Tribune Co.                                             80             2,594
   Interpublic Group of Cos., Inc.*                       160             1,336
   EW Scripps Co. -- Class A                               30             1,294
   New York Times Co. -- Class A                           50             1,227
   Meredith Corp.                                          20               991
   Dow Jones & Co., Inc.                                   20               700
                                                                 --------------

TOTAL MEDIA                                                             143,227
                                                                 --------------

   SPECIALTY RETAIL 0.7%
   Home Depot, Inc.                                       740            26,485
   Lowe's Cos., Inc.                                      280            16,988
   Best Buy Co., Inc.                                     150             8,226
   Staples, Inc.                                          270             6,566
   Office Depot, Inc.*                                    110             4,180
   TJX Cos., Inc.                                         170             3,886
   The Gap, Inc.                                          200             3,480
   Limited Brands, Inc.                                   130             3,327
   Bed Bath & Beyond, Inc.*                               100             3,317
   Sherwin-Williams Co.                                    40             1,899
   AutoZone, Inc.*                                         20             1,764
   Tiffany & Co.                                           50             1,651
   Circuit City Stores, Inc.                               60             1,633
   OfficeMax, Inc.                                         30             1,222
   AutoNation, Inc.*                                       50             1,072


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   RadioShack Corp.                                        50    $          700
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                   86,396
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 0.5%
   McDonald's Corp.                                       450            15,120
   Starbucks Corp.*                                       280            10,573
   Carnival Corp.                                         160             6,678
   Yum! Brands, Inc.                                      100             5,027
   Harrah's Entertainment, Inc.                            70             4,983
   International Game Technology, Inc.                    130             4,932
   Starwood Hotels & Resorts Worldwide, Inc.               80             4,827
   Marriott International, Inc. -- Class A                120             4,574
   Hilton Hotels Corp.                                    120             3,394
   Wendy's International, Inc.                             40             2,332
   Darden Restaurants, Inc.                                50             1,970
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                      64,410
                                                                 --------------

   MULTILINE RETAIL 0.4%
   Target Corp.                                           320            15,638
   Federated Department Stores, Inc.                      200             7,320
   Kohl's Corp.*                                          120             7,094
   Sears Holdings Corp.*                                   40             6,194
   J.C. Penney Holding Co., Inc.                           80             5,401
   Nordstrom, Inc.                                         80             2,920
   Dollar General Corp.                                   120             1,678
   Family Dollar Stores, Inc.                              60             1,466
   Dillard's, Inc. -- Class A                              30               955
   Big Lots, Inc.*                                         40               683
                                                                 --------------

TOTAL MULTILINE RETAIL                                                   49,349
                                                                 --------------

   HOUSEHOLD DURABLES 0.2%
   Fortune Brands, Inc.                                    50             3,550
   Newell Rubbermaid, Inc.                                100             2,583
   Harman International Industries, Inc.                   30             2,561
   Black & Decker Corp.                                    30             2,534
   Whirlpool Corp.                                         30             2,479
   D.R. Horton, Inc.                                      100             2,382
   Pulte Homes, Inc.                                       80             2,303
   Lennar Corp. -- Class A                                 50             2,219
   Centex Corp.                                            40             2,012
   Leggett & Platt, Inc.                                   70             1,749
   Stanley Works                                           30             1,417

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   KB Home                                                 30    $        1,376
   Snap-On, Inc.                                           20               808
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                 27,973
                                                                 --------------

   AUTOMOBILES 0.1%
   General Motors Corp.                                   210             6,256
   Harley-Davidson, Inc.                                  100             5,489
   Ford Motor Co.                                         680             4,712
                                                                 --------------

TOTAL AUTOMOBILES                                                        16,457
                                                                 --------------

   TEXTILES & APPAREL 0.1%
   Nike, Inc. -- Class B                                   70             5,670
   Coach, Inc.*                                           140             4,186
   VF Corp.                                                40             2,717
   Liz Claiborne, Inc.                                     40             1,482
   Jones Apparel Group, Inc.                               40             1,272
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                 15,327
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Eastman Kodak Co.                                      110             2,616
   Mattel, Inc.                                           140             2,311
   Hasbro, Inc.                                            70             1,268
   Brunswick Corp.                                         30               997
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                        7,192
                                                                 --------------

   AUTO COMPONENTS 0.1%
   Johnson Controls, Inc.                                  70             5,756
   Goodyear Tire & Rubber Co.*                             60               666
   Cooper Tire & Rubber Co.                                30               334
                                                                 --------------

TOTAL AUTO COMPONENTS                                                     6,756
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.                                        120             2,863
   Apollo Group, Inc. -- Class A*                          50             2,584
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                      5,447
                                                                 --------------

   INTERNET & CATALOG RETAIL 0.0%
   Amazon.com, Inc.*                                      120             4,642
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                           4,642
                                                                 --------------


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                       70    $        2,916
                                                                 --------------

TOTAL DISTRIBUTORS                                                        2,916
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                            430,092
                                                                 --------------

ENERGY 3.4%
   OIL & GAS 2.7%
   Exxon Mobil Corp.                                    2,170           133,129
   Chevron Corp.                                          800            49,648
   ConocoPhillips                                         600            39,318
   Occidental Petroleum Corp.                             160            16,408
   Valero Energy Corp.                                    220            14,634
   Marathon Oil Corp.                                     140            11,662
   Devon Energy Corp.                                     160             9,666
   Apache Corp.                                           120             8,190
   Anadarko Petroleum Corp.                               170             8,107
   EOG Resources, Inc.                                     90             6,241
   XTO Energy, Inc.                                       130             5,755
   Kerr-McGee Corp.                                        80             5,548
   Williams Cos., Inc.                                    210             4,906
   Hess Corp.                                              90             4,756
   Chesapeake Energy Corp.                                150             4,537
   Kinder Morgan, Inc.                                     40             3,996
   El Paso Corp.                                          250             3,750
   Sunoco, Inc.                                            50             3,465
   Murphy Oil Corp.                                        60             3,352
   Consol Energy, Inc.                                     70             3,270
                                                                 --------------

TOTAL OIL & GAS                                                         340,338
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 0.7%
   Schlumberger Ltd.                                      430            27,997
   Halliburton Co.                                        190            14,100
   Baker Hughes, Inc.                                     120             9,822
   Transocean, Inc.*                                      120             9,638
   Weatherford International Ltd.*                        130             6,451
   BJ Services Co.                                        120             4,471
   National-Oilwell Varco, Inc.*                           70             4,432
   Noble Corp.                                             50             3,721
   Nabors Industries Ltd.*                                110             3,717
   Rowan Cos., Inc.                                        40             1,424
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        85,773
                                                                 --------------

TOTAL ENERGY                                                            426,111
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CONSUMER STAPLES 3.2%
   FOOD & DRUG RETAILING 0.8%
   Wal-Mart Stores, Inc.                                  900    $       43,353
   Walgreen Co.                                           360            16,143
   Costco Wholesale Corp.                                 180            10,283
   CVS Corp.                                              290             8,903
   Sysco Corp.                                            220             6,723
   Kroger Co.                                             270             5,902
   Safeway, Inc.                                          160             4,160
   Whole Foods Market, Inc.                                50             3,232
   Supervalu, Inc.                                         70             2,149
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             100,848
                                                                 --------------

   HOUSEHOLD PRODUCTS 0.7%
   Procter & Gamble Co.                                 1,180            65,608
   Colgate-Palmolive Co.                                  180            10,782
   Kimberly-Clark Corp.                                   160             9,872
   Clorox Co.                                              60             3,658
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                 89,920
                                                                 --------------

   BEVERAGES 0.7%
   PepsiCo, Inc.                                          590            35,424
   Coca-Cola Co.                                          740            31,835
   Anheuser-Busch Cos., Inc.                              280            12,765
   Brown-Forman Corp. -- Class B                           40             2,858
   Coca-Cola Enterprises, Inc.                            110             2,241
   Constellation Brands, Inc. -- Class A*                  70             1,750
   Pepsi Bottling Group, Inc.                              50             1,607
   Molson Coors Brewing Co. -- Class B                     20             1,358
                                                                 --------------

TOTAL BEVERAGES                                                          89,838
                                                                 --------------

   TOBACCO 0.5%
   Altria Group, Inc.                                     750            55,073
   Reynolds American, Inc.                                 40             4,612
   UST, Inc.                                               60             2,711
                                                                 --------------

TOTAL TOBACCO                                                            62,396
                                                                 --------------

   FOOD PRODUCTS 0.4%
   Archer-Daniels-Midland Co.                             240             9,907
   General Mills, Inc.                                    130             6,716
   H.J. Heinz Co.                                         130             5,359
   Kellogg Co.                                             90             4,359


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Sara Lee Corp.                                         270    $        4,325
   ConAgra Foods, Inc.                                    190             4,201
   WM Wrigley Jr Co.                                       90             4,082
   Hershey Co.                                             60             3,304
   Campbell Soup Co.                                       70             2,598
   Dean Foods Co.*                                         50             1,859
   McCormick & Co., Inc.                                   50             1,678
   Tyson Foods, Inc. -- Class A                            90             1,337
                                                                 --------------

TOTAL FOOD PRODUCTS                                                      49,725
                                                                 --------------

   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.                                    160             4,960
   Estee Lauder Cos., Inc. -- Class A                      40             1,547
   Alberto-Culver Co. -- Class B                           30             1,461
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                   7,968
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  400,695
                                                                 --------------

UTILITIES 1.1%
   ELECTRIC UTILITIES 0.6%
   Exelon Corp.                                           240            13,639
   TXU Corp.                                              170            10,164
   Southern Co.                                           270             8,654
   FirstEnergy Corp.                                      120             6,505
   FPL Group, Inc.                                        150             6,207
   Entergy Corp.                                           80             5,660
   American Electric Power Co., Inc.                      140             4,795
   Edison International                                   120             4,680
   PPL Corp.                                              140             4,522
   Progress Energy, Inc.                                   90             3,858
   Allegheny Energy, Inc.*                                 60             2,224
   Pinnacle West Capital Corp.                             40             1,597
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                 72,505
                                                                 --------------

   MULTI-UTILITIES 0.5%
   Duke Energy Corp.                                      440            12,923
   Dominion Resources, Inc./VA                            120             8,975
   Public Service Enterprise Group, Inc.                   90             5,951
   PG&E Corp.                                             130             5,106
   AES Corp.*                                             240             4,428
   Sempra Energy                                           90             4,093
   Ameren Corp.                                            80             4,040
   Consolidated Edison, Inc.                               90             4,000

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Constellation Energy Group, Inc.                        70    $        3,816
   Xcel Energy, Inc.                                      150             2,877
   DTE Energy Co.                                          70             2,852
   KeySpan Corp.                                           70             2,828
   NiSource, Inc.                                         100             2,184
   CenterPoint Energy, Inc.                               110             1,375
   TECO Energy, Inc.                                       70             1,046
   CMS Energy Corp.*                                       80             1,035
   Dynegy, Inc. -- Class A*                               130               711
                                                                 --------------

TOTAL MULTI-UTILITIES                                                    68,240
                                                                 --------------

   GAS UTILITIES 0.0%
   Nicor, Inc.                                             20               830
   Peoples Energy Corp.                                    20               718
                                                                 --------------

TOTAL GAS UTILITIES                                                       1,548
                                                                 --------------

TOTAL UTILITIES                                                         142,293
                                                                 --------------

TELECOMMUNICATION SERVICES 1.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
   AT&T, Inc.                                           1,400            39,046
   Verizon Communications, Inc.                         1,050            35,165
   BellSouth Corp.                                        650            23,530
   Qwest Communications International, Inc.*              560             4,530
   Embarq Corp.*                                           60             2,459
   Citizens Communications Co.                            120             1,566
   CenturyTel, Inc.                                        40             1,486
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            107,782
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Sprint Nextel Corp.                                  1,070            21,390
   Alltel Corp.                                           140             8,936
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                30,326
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        138,108
                                                                 --------------


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MATERIALS 1.0%
   CHEMICALS 0.5%
   E.I. du Pont de Nemours and Co.                        330    $       13,728
   Dow Chemical Co.                                       350            13,660
   Monsanto Co.                                           100             8,419
   Praxair, Inc.                                          120             6,480
   Air Products & Chemicals, Inc.                          80             5,114
   PPG Industries, Inc.                                    60             3,960
   Ecolab, Inc.                                            70             2,841
   Rohm & Haas Co.                                         50             2,506
   Sigma-Aldrich Corp.                                     30             2,179
   Eastman Chemical Co.                                    40             2,160
   Ashland, Inc.                                           30             2,001
   International Flavors & Fragrances, Inc.                30             1,057
   Hercules, Inc.*                                         40               610
                                                                 --------------

TOTAL CHEMICALS                                                          64,715
                                                                 --------------

   METALS & MINING 0.3%
   Alcoa, Inc.                                            310            10,031
   Newmont Mining Corp.                                   170             8,998
   Phelps Dodge Corp.                                      80             6,573
   Nucor Corp.                                            120             6,510
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B                                      70             3,879
   United States Steel Corp.                               40             2,805
   Allegheny Technologies, Inc.                            40             2,770
                                                                 --------------

TOTAL METALS & MINING                                                    41,566
                                                                 --------------

   PAPER & FOREST PRODUCTS 0.1%
   International Paper Co.                                180             5,814
   Weyerhaeuser Co.                                        90             5,603
   MeadWestvaco Corp.                                      70             1,955
   Louisiana-Pacific Corp.                                 40               876
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                            14,248
                                                                 --------------

   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                     40             1,715
   Sealed Air Corp.                                        30             1,562
   Ball Corp.                                              40             1,482
   Pactiv Corp.*                                           50             1,237

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bemis Co.                                               40    $        1,225
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                              7,221
                                                                 --------------

   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                    40             3,120
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                              3,120
                                                                 --------------

TOTAL MATERIALS                                                         130,870
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $4,172,381)                                                  4,173,655
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.1%
Collateralized by U.S. Treasury Obligations
U.S. Bancorp at 5.17% due 07/03/06                $    40,192            40,192
Credit Suisse at 4.55% due 07/03/06+                   72,737            72,737
Lehman Brothers, Inc. at 4.45% due 07/03/06                38                38
Bear Stearns Cos., Inc. at 4.40% due 07/03/06         128,343           128,343
Morgan Stanley at 4.40% due 07/03/06                   72,728            72,728
Citigroup, Inc. at 4.10% due 07/03/06                  74,867            74,867
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS (Cost $388,904)                             388,905
                                                                 --------------

TOTAL INVESTMENTS 36.3% (Cost $4,561,285)                        $    4,562,560
                                                                 --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 63.7%                    $    8,015,420
                                                                 --------------
NET ASSETS - 100.0%                                              $   12,577,980

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $1,919,625)                                   30    $       41,826


--------------------------------------------------------------------------------

S&P 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 S&P 500 Index Swap, Maturing
   09/14/06** (Notional Market Value $5,702,552)        4,489    $        5,552
September 2006 S&P 500 Swap, Maturing 09/28/06**
   (Notional Market Value $741,500)                       584            14,075
(TOTAL NOTIONAL MARKET VALUE $6,444,052)                         $       19,627
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.
--------------------------------------------------------------------------------

INVERSE S&P 500 MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 84.0%
Farmer Mac*
   5.25% due 09/29/06                            $ 50,000,000    $   49,358,333
Federal Farm Credit Bank*
   4.74% due 09/14/06                              25,000,000        24,759,708
Federal Home Loan Bank*
   5.20% due 09/15/06                             100,000,000        98,931,111
   4.76% due 07/05/06                              50,000,000        49,986,778
   5.20% due 09/20/06                              50,000,000        49,429,445
Freddie Mac*
   5.00% due 08/29/06                              50,000,000        49,604,167
   4.86% due 09/19/06                              50,000,000        49,473,500
   5.20% due 09/19/06                              50,000,000        49,436,666
   5.00% due 10/10/06                              50,000,000        49,313,188
   5.00% due 11/14/06                              50,000,000        49,069,444
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $519,362,340)                                              519,362,340
                                                                 --------------

REPURCHASE AGREEMENTS 19.7%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
   5.17% due 07/03/06                               7,469,179         7,469,179
Credit Suisse at
   4.55% due 07/03/06+                             17,453,821        17,453,821
Lehman Brothers, Inc. at
   4.45% due 07/03/06+                             45,414,058        45,414,058
Bear Stearns Cos., Inc. at
    4.40% due 07/03/06                             23,851,185        23,851,185
Morgan Stanley at
   4.40% due 07/03/06                              13,515,671        13,515,671
Citigroup, Inc. at
   4.10% due 07/03/06                              13,913,191        13,913,191
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $121,617,105)                                              121,617,105
                                                                 --------------
TOTAL INVESTMENTS 103.7%
   (Cost $640,979,445)                                           $  640,979,445
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.7)%                                               $  (22,834,205)
                                                                 --------------
NET ASSETS - 100.0%                                              $  618,145,240

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 S&P 500 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $124,519,675)                              1,946    $   (1,990,934)

                                                                     UNREALIZED
                                                        UNITS              LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
September 2006 S&P 500 Index Swap,
   Maturing 09/14/06**
   (Notional Market Value $348,160,926)               274,099    $  (10,869,578)
September 2006 S&P 500 Index Swap,
   Maturing 09/28/06**
   (Notional Market Value $146,478,187)               115,319        (2,774,059)
                                                                 --------------

(TOTAL NOTIONAL MARKET VALUE $494,639,113)                       $  (13,643,637)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 97.2%

INFORMATION TECHNOLOGY 59.1%
  SOFTWARE 16.3%
  Microsoft Corp.                                   1,843,280    $   42,948,424
  Oracle Corp.*+                                      962,027        13,939,771
  Electronic Arts, Inc.*+                             311,180        13,393,187
  Adobe Systems, Inc.*+                               313,520         9,518,467
  Symantec Corp.*+                                    386,830         6,011,338
  Check Point Software
      Technologies Ltd.*+                             281,804         4,954,115
  Intuit, Inc.*                                        80,380         4,854,148
  Autodesk, Inc.*                                     132,630         4,570,430
  Citrix Systems, Inc.*                               113,632         4,561,189
  BEA Systems, Inc.*+                                 251,000         3,285,590
  Red Hat, Inc.*+                                     113,368         2,652,811
                                                                 --------------

TOTAL SOFTWARE                                                      110,689,470
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 11.4%
  Qualcomm, Inc.                                      990,030        39,670,502
  Cisco Systems, Inc.*+                             1,371,296        26,781,411
  Tellabs, Inc.*+                                     216,289         2,878,806
  Juniper Networks, Inc.*+                            146,500         2,342,535
  JDS Uniphase Corp.*+                                887,589         2,245,600
  Telefonaktiebolaget LM
      Ericsson -- SP ADR+                              54,970         1,816,209
  Research In Motion, Ltd.*+                           15,210         1,061,202
  Comverse Technology, Inc.*                           44,830           886,289
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       77,682,554
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 11.2%
  Intel Corp.+                                        985,540        18,675,983
  Altera Corp.*+                                      506,624         8,891,251
  Applied Materials, Inc.                             497,030         8,091,648
  Broadcom Corp. -- Class A*+                         223,253         6,708,753
  Marvell Technology Group
      Ltd.*                                           145,707         6,459,191
  Lam Research Corp.*                                 123,359         5,750,997
  Xilinx, Inc.+                                       213,090         4,826,488
  Nvidia Corp.*                                       210,816         4,488,273
  Maxim Integrated Products,
      Inc.                                            116,220         3,731,824
  Novellus Systems, Inc.*+                            127,570         3,150,979
  Microchip Technology, Inc.+                          89,981         3,018,863

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  KLA-Tencor Corp.+                                    65,040    $    2,703,713
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            76,497,963
                                                                 --------------

  COMPUTERS & PERIPHERALS 8.6%
  Apple Computer, Inc.*                               602,640        34,422,797
  Dell, Inc.*+                                        405,220         9,891,420
  Network Appliance, Inc.*+                           203,090         7,169,077
  SanDisk Corp.*+                                      96,710         4,930,276
  Sun Microsystems, Inc.*                             479,110         1,988,306
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                        58,401,876
                                                                 --------------

  INTERNET SOFTWARE & SERVICES 7.4%
  Google, Inc. -- Class A*+                            64,930        27,227,097
  eBay, Inc.*+                                        415,880        12,181,125
  Yahoo!, Inc.*+                                      188,970         6,236,010
  Akamai Technologies, Inc.*+                         110,230         3,989,224
  VeriSign, Inc.*+                                     30,190           699,502
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                   50,332,958
                                                                 --------------

  IT CONSULTING & SERVICES 3.4%
  Fiserv, Inc.*                                       299,728        13,595,662
  Paychex, Inc.+                                      190,364         7,420,389
  CheckFree Corp.*+                                    45,198         2,240,013
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                       23,256,064
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
  CDW Corp.+                                          104,080         5,687,972
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              5,687,972
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                        402,548,857
                                                                 --------------

CONSUMER DISCRETIONARY 16.2%
  MEDIA 5.0%
  EchoStar Communications
      Corp.*+                                         300,586         9,261,055
  Comcast Corp. -- Class A*+                          278,010         9,102,047
  Sirius Satellite Radio, Inc.*+                    1,293,226         6,142,824
  NTL, Inc.+                                          197,650         4,921,485
  Lamar Advertising Co. --
      Class A*+                                        77,136         4,154,545


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Liberty Global, Inc. -- Class A*                     34,864    $      749,576
                                                                 --------------

TOTAL MEDIA                                                          34,331,532
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 3.5%
  Starbucks Corp.*+                                   509,230        19,228,525
  Wynn Resorts Ltd.*+                                  59,661         4,373,151
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                  23,601,676
                                                                 --------------

  SPECIALTY RETAIL 2.6%
  Staples, Inc.+                                      334,885         8,144,403
  Bed Bath & Beyond, Inc.*                            151,280         5,017,957
  Ross Stores, Inc.+                                   86,200         2,417,910
  Urban Outfitters, Inc.*+                             75,140         1,314,199
  Petsmart, Inc.+                                      31,270           800,512
                                                                 --------------

TOTAL SPECIALTY RETAIL                                               17,694,981
                                                                 --------------

  MULTILINE RETAIL 1.9%
  Sears Holdings Corp.*+                               84,615        13,101,787
                                                                 --------------

TOTAL MULTILINE RETAIL                                               13,101,787
                                                                 --------------

  INTERNET & CATALOG RETAIL 1.7%
  IAC/InterActiveCorp*+                               351,590         9,313,619
  Amazon.com, Inc.*+                                   56,510         2,185,807
  Expedia, Inc.*                                       15,640           234,131
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                      11,733,557
                                                                 --------------

  HOUSEHOLD DURABLES 0.8%
  Garmin Ltd.+                                         52,610         5,547,198
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              5,547,198
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Apollo Group, Inc. -- Class A*+                      86,000         4,443,620
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  4,443,620
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                        110,454,351
                                                                 --------------

HEALTH CARE 13.9%
  BIOTECHNOLOGY 9.4%
  Amgen, Inc.*+                                       316,022        20,614,115

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Gilead Sciences, Inc.*+                             241,500    $   14,287,140
  Genzyme Corp.*+                                     139,020         8,487,171
  Celgene Corp.*+                                     178,381         8,460,611
  Biogen Idec, Inc.*+                                 166,410         7,709,775
  Amylin Pharmaceuticals, Inc.*+                       60,210         2,972,568
  Medimmune, Inc.*+                                    50,480         1,368,008
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                  63,899,388
                                                                 --------------

  PHARMACEUTICALS 1.9%
  Teva Pharmaceutical
      Industries Ltd. -- SP ADR+                      311,160         9,829,544
  Sepracor, Inc.*+                                     50,203         2,868,599
                                                                 --------------

TOTAL PHARMACEUTICALS                                                12,698,143
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Biomet, Inc.+                                       170,586         5,337,636
  Intuitive Surgical, Inc.*+                           16,800         1,981,896
  DENTSPLY International, Inc.                         29,800         1,805,880
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                9,125,412
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 1.3%
  Express Scripts, Inc.*                               63,457         4,552,405
  Patterson Cos., Inc.*+                               71,130         2,484,571
  Lincare Holdings, Inc.*                              39,795         1,505,843
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                8,542,819
                                                                 --------------

TOTAL HEALTH CARE                                                    94,265,762
                                                                 --------------

INDUSTRIALS 4.8%
  MACHINERY 1.6%
  Paccar, Inc.+                                        93,083         7,668,178
  Joy Global, Inc.+                                    57,100         2,974,339
                                                                 --------------

TOTAL MACHINERY                                                      10,642,517
                                                                 --------------

  AIR FREIGHT & COURIERS 1.5%
  Expeditors International
      Washington, Inc.                                104,536         5,855,061


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  CH Robinson Worldwide, Inc.+                         82,373    $    4,390,481
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                         10,245,542
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Cintas Corp.+                                        97,065         3,859,304
  Monster Worldwide, Inc.*+                            66,566         2,839,706
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  6,699,010
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co.+                                        72,980         2,940,364
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                2,940,364
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion Corp.+                     99,271         1,934,792
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                            1,934,792
                                                                 --------------

TOTAL INDUSTRIALS                                                    32,462,225
                                                                 --------------

CONSUMER STAPLES 1.7%
  FOOD & DRUG RETAILING 1.7%
  Costco Wholesale Corp.                              125,940         7,194,952
  Whole Foods Market, Inc.+                            63,598         4,110,975
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                          11,305,927
                                                                 --------------

TOTAL CONSUMER STAPLES                                               11,305,927
                                                                 --------------

TELECOMMUNICATION SERVICES 0.9%
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  NII Holdings, Inc. -- Class B*+                      71,292         4,019,443
  Millicom International Cellular SA*+                 47,200         2,144,296
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             6,163,739
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      6,163,739
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 0.3%
  ENERGY EQUIPMENT & SERVICES 0.3%
  Patterson-UTI Energy, Inc.+                          79,939    $    2,263,073
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     2,263,073
                                                                 --------------

TOTAL ENERGY                                                          2,263,073
                                                                 --------------

MATERIALS 0.3%
  CHEMICALS 0.3%
  Sigma-Aldrich Corp.+                                 26,866         1,951,546
                                                                 --------------

TOTAL CHEMICALS                                                       1,951,546
                                                                 --------------

TOTAL MATERIALS                                                       1,951,546
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $415,837,692)                                               661,415,480
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
0.6%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
  5.17% due 07/03/06                             $    491,245           491,245
Credit Suisse at
  4.55% due 07/03/06+                                 114,864           114,864
Lehman Brothers, Inc. at
  4.45% due 07/03/06                                      470               470
Bear Stearns Cos., Inc. at
  4.40% due 07/03/06                                1,568,684         1,568,684
Morgan Stanley at
  4.40% due 07/03/06                                  888,921            88,921
Citigroup, Inc. at
  4.10% due 07/03/06                                  915,066           915,066
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,979,250)                                                   3,979,250


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 36.0%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
      U.S. Bancorp                               $245,342,151    $  245,342,151
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $245,342,151)                                                 245,342,151
                                                                 --------------

TOTAL INVESTMENTS 133.8%
  (Cost $665,159,093)                                            $  910,736,881
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (33.8)%                                               $ (230,100,015)
                                                                 --------------
NET ASSETS - 100.0%                                              $  680,636,866

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Nasdaq 100
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts 8,768,375 )                                   275    $       55,762
                                                                 --------------

                                                        UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
September 2006 Nasdaq 100
Index Swap, Maturing 09/26/06**
  (Notional Market Value
  $9,776,249)                                           6,206    $       27,604
September 2006 Nasdaq 100
Index Swap, Maturing 9/14/06**
  (Notional Market Value
  $707,977)                                               449             1,618
(TOTAL NOTIONAL MARKET VALUE $10,484,226)                        $       29,222
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at June 30, 2006.
--------------------------------------------------------------------------------

INVERSE OTC MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 107.1%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
  5.17% due 07/03/06                             $ 24,985,193    $   24,985,193
Credit Suisse at
  4.55% due 07/03/06+                              10,959,348        10,959,348
Lehman Brothers, Inc. at
  4.45% due 07/03/06+                              19,517,148        19,517,148
Bear Stearns Cos., Inc. at
  4.40% due 07/03/06                               79,784,741        79,784,741
Morgan Stanley at
  4.40% due 07/03/06                               45,211,352        45,211,352
Citigroup, Inc. at
  4.10% due 07/03/06                               46,541,098        46,541,098
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $226,998,880)                                              226,998,880
                                                                 --------------

TOTAL INVESTMENTS 107.1%
   (Cost $226,998,880)                                           $  226,998,880
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (7.1)%                                                        $  (15,026,312)
                                                                 --------------
NET ASSETS - 100.0%                                              $  211,972,568
                                                                 --------------

                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $27,580,525)                                 865    $     (805,005)
                                                                 --------------

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
September 2006 Nasdaq 100 Index Swap,
Maturing 09/14/06*
   (Notional Market Value $112,147,988)                71,195    $   (3,482,367)
September 2006 Nasdaq 100 Index Swap,
Maturing 09/28/06*
   (Notional Market Value $74,919,728)                 47,561        (1,935,081)
(TOTAL NOTIONAL MARKET VALUE $187,067,716)                       $   (5,417,448)
                                                                 --------------

*     Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 91.9%

FINANCIALS 15.8%
   INSURANCE 4.7%
   W.R. Berkley Corp.                                  20,165    $      688,231
   HCC Insurance Holdings, Inc.+                       17,940           528,154
   Old Republic International Corp.                    24,205           517,261
   American Financial Group, Inc./OH                   10,720           459,888
   Protective Life Corp.                                9,040           421,445
   Horace Mann Educators Corp.+                        21,760           368,832
   Stancorp Financial Group, Inc.                       6,560           333,970
   Fidelity National Financial, Inc.                    2,460            95,817
   Everest Re Group Ltd.                                  190            16,448
                                                                 --------------

TOTAL INSURANCE                                                       3,430,046
                                                                 --------------

   REAL ESTATE 3.9%
   Macerich Co.                                         9,210           646,542
   AMB Property Corp.                                  12,090           611,150
   Rayonier, Inc.+                                     13,440           509,510
   Potlatch Corp.                                      11,160           421,290
   Liberty Property Trust+                              7,895           348,959
   Highwoods Properties, Inc.                           7,600           274,968
   Developers Diversified Realty Corp.                    136             7,096
                                                                 --------------

TOTAL REAL ESTATE                                                     2,819,515
                                                                 --------------

   BANKS 2.6%
   Wilmington Trust Corp.+                             11,960           504,473
   Cullen/Frost Bankers, Inc.                           8,790           503,667
   Bank of Hawaii Corp.                                 9,750           483,600
   Mercantile Bankshares Corp.                         11,700           417,339
                                                                 --------------

TOTAL BANKS                                                           1,909,079
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 2.1%
   Radian Group, Inc.+                                 10,630           656,721
   PMI Group, Inc.+                                    12,920           575,974
   Astoria Financial Corp.+                             8,020           244,209

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Webster Financial Corp.+                             1,390    $       65,942
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,542,846
                                                                 --------------

   CAPITAL MARKETS 1.8%
   Raymond James Financial, Inc.                       11,030           333,878
   Jefferies Group, Inc.+                              10,060           298,078
   Investors Financial Services Corp.+                  6,490           291,401
   SEI Investments Co.                                  5,120           250,266
   A.G. Edwards, Inc.                                   1,470            81,320
   Eaton Vance Corp.                                    1,500            37,440
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 1,292,383
                                                                 --------------

   DIVERSIFIED FINANCIALS 0.4%
   Leucadia National Corp.                             10,010           292,192
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            292,192
                                                                 --------------

   CONSUMER FINANCE 0.3%
   AmeriCredit Corp.*+                                  7,870           219,730
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  219,730
                                                                 --------------

TOTAL FINANCIALS                                                     11,505,791
                                                                 --------------

INDUSTRIALS 15.0%
   MACHINERY 3.9%
   Joy Global, Inc.+                                   13,690           713,112
   Crane Co.+                                          11,430           475,488
   Timken Co.                                          13,720           459,757
   Nordson Corp.                                        9,090           447,046
   Trinity Industries, Inc.+                           10,770           435,108
   Federal Signal Corp.+                                9,710           147,010
   AGCO Corp.*+                                         4,320           113,703
   Oshkosh Truck Corp.                                  1,720            81,734
                                                                 --------------

TOTAL MACHINERY                                                       2,872,958
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 3.5%
   Republic Services, Inc.                             11,920           480,853
   Adesa, Inc.                                         20,340           452,361
   Manpower, Inc.                                       6,880           444,448
   Korn/Ferry International, Inc.*+                    19,100           374,169
   Herman Miller, Inc.                                 13,740           354,080
   Deluxe Corp.                                        13,340           233,183


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Banta Corp.                                          4,230    $      195,976
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,535,070
                                                                 --------------

   AIR FREIGHT & COURIERS 1.8%
   CH Robinson Worldwide, Inc.+                        15,760           840,008
   Expeditors International
       Washington, Inc.                                 8,290           464,323
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                          1,304,331
                                                                 --------------

   ELECTRICAL EQUIPMENT 1.1%
   Roper Industries, Inc.+                              8,320           388,960
   Hubbell, Inc. -- Class B                             3,340           159,151
   Thomas & Betts Corp.*                                2,970           152,361
   AMETEK, Inc.                                         1,910            90,496
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              790,968
                                                                 --------------

   AEROSPACE & DEFENSE 1.1%
   Precision Castparts Corp.                            8,090           483,459
   DRS Technologies, Inc.+                              3,140           153,075
   Alliant Techsystems, Inc.*+                          1,815           138,575
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               775,109
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 1.0%
   MSC Industrial Direct Co. -- Class A                 8,380           398,637
   United Rentals, Inc.*+                               6,840           218,743
   Fastenal Co.+                                        3,170           127,719
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  745,099
                                                                 --------------

   ROAD & RAIL 0.9%
   Con-way, Inc.                                        7,770           450,116
   J.B. Hunt Transport Services, Inc.+                  6,930           172,626
                                                                 --------------

TOTAL ROAD & RAIL                                                       622,742
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.7%
   Granite Construction, Inc.+                          7,420           335,904

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Jacobs Engineering Group, Inc.*+                     2,160    $      172,022
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        507,926
                                                                 --------------

   AIRLINES 0.4%
   AirTran Holdings, Inc.*+                            17,940           266,588
   Alaska Air Group, Inc.*+                             1,030            40,603
                                                                 --------------

TOTAL AIRLINES                                                          307,191
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 0.4%
   Teleflex, Inc.                                       5,340           288,467
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          288,467
                                                                 --------------

   MARINE 0.2%
   Alexander & Baldwin, Inc.+                           2,680           118,643
                                                                 --------------

TOTAL MARINE                                                            118,643
                                                                 --------------

TOTAL INDUSTRIALS                                                    10,868,504
                                                                 --------------

INFORMATION TECHNOLOGY 14.9%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.7%
   Lam Research Corp.*+                                15,900           741,258
   Intersil Corp. -- Class A                           20,860           484,995
   MEMC Electronic Materials, Inc.*+                   12,370           463,875
   Cree, Inc.*+                                        18,550           440,748
   Silicon Laboratories, Inc.*                          4,450           156,418
   Micrel, Inc.*+                                      12,260           122,723
   Microchip Technology, Inc.+                          3,350           112,393
   Atmel Corp.*+                                       16,300            90,465
   Cabot Microelectronics Corp.*                        1,640            49,708
   Credence Systems Corp.*+                             6,140            21,490
   Cypress Semiconductor Corp.*                         1,210            17,593
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,701,666
                                                                 --------------

   IT CONSULTING & SERVICES 3.5%
   DST Systems, Inc.*+                                  9,560           568,820
   Acxiom Corp.                                        18,830           470,750
   CSG Systems International, Inc.*                    17,370           429,734


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MPS Group, Inc.*                                    28,080    $      422,885
   CheckFree Corp.*+                                    5,832           289,034
   Cognizant Technology Solutions
       Corp. -- Class A*+                               2,920           196,720
   Ceridian Corp.*+                                     3,280            80,163
   BISYS Group, Inc.*                                   4,560            62,472
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        2,520,578
                                                                 --------------

   SOFTWARE 2.7%
   RSA Security, Inc.*                                 23,568           640,814
   Fair Isaac Corp.                                    12,770           463,679
   Sybase, Inc.*+                                      22,020           427,188
   Advent Software, Inc.*+                              6,880           248,161
   Reynolds & Reynolds Co. -- Class A                   3,830           117,466
   McAfee, Inc.*+                                       3,770            91,498
                                                                 --------------

TOTAL SOFTWARE                                                        1,988,806
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
   Ingram Micro, Inc. -- Class A*+                     26,830           486,428
   Tech Data Corp.*+                                   10,430           399,573
   Arrow Electronics, Inc.*                            11,140           358,708
   Plexus Corp.*+                                      10,460           357,837
   Vishay Intertechnology, Inc.*+                       3,770            59,302
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,661,848
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 1.7%
   Polycom, Inc.*+                                     16,090           352,693
   Plantronics, Inc.+                                  15,640           347,364
   Harris Corp.+                                        5,040           209,210
   F5 Networks, Inc.*                                   3,590           191,993
   Avocent Corp.*+                                      5,210           136,763
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,238,023
                                                                 --------------

   COMPUTERS & PERIPHERALS 0.8%
   Western Digital Corp.*                              27,110           537,049
   Imation Corp.                                          620            25,451
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           562,500
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.2%
   Zebra Technologies Corp. -- Class A*                 4,280    $      146,205
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                146,205
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         10,819,626
                                                                 --------------

CONSUMER DISCRETIONARY 13.3%
   SPECIALTY RETAIL 5.5%
   Abercrombie & Fitch Co. -- Class A                  11,170           619,153
   Williams-Sonoma, Inc.+                              16,290           554,674
   GameStop Corp. -- Class A*+                         11,250           472,500
   Aeropostale, Inc.*+                                 16,130           465,996
   Claire's Stores, Inc.                               17,835           454,971
   Barnes & Noble, Inc.+                               11,960           436,540
   Pacific Sunwear of California, Inc.*+               20,840           373,661
   AnnTaylor Stores Corp.*+                             6,720           291,514
   Rent-A-Center, Inc.*                                11,220           278,929
   Chico's FAS, Inc.*                                   1,830            49,373
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                3,997,311
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 1.9%
   GTECH Holdings Corp.+                               15,190           528,308
   Brinker International, Inc.+                        14,470           525,261
   Ruby Tuesday, Inc.+                                 13,500           329,535
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,383,104
                                                                 --------------

   HOUSEHOLD DURABLES 1.5%
   Mohawk Industries, Inc.*+                            5,850           411,547
   Ryland Group, Inc.+                                  7,880           343,332
   Furniture Brands International, Inc.+               14,900           310,516
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,065,395
                                                                 --------------

   MEDIA 1.4%
   Lee Enterprises, Inc.                               14,750           397,513
   Scholastic Corp.*                                   15,110           392,407
   Entercom Communications Corp.+                       4,840           126,614


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Harte-Hanks, Inc.                                    3,230    $       82,817
                                                                 --------------

TOTAL MEDIA                                                             999,351
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Career Education Corp.*+                            16,530           494,082
   ITT Educational Services, Inc.*+                     4,508           296,671
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    790,753
                                                                 --------------

   AUTO COMPONENTS 0.8%
   ArvinMeritor, Inc.+                                 24,130           414,795
   Modine Manufacturing Co.                             4,700           109,792
   BorgWarner, Inc.+                                    1,260            82,026
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   606,613
                                                                 --------------

   MULTILINE RETAIL 0.5%
   Dollar Tree Stores, Inc.*+                          13,090           346,885
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  346,885
                                                                 --------------

   TEXTILES & APPAREL 0.4%
   Polo Ralph Lauren Corp.+                             4,810           264,069
   Timberland Co. -- Class A*                           1,110            28,971
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                293,040
                                                                 --------------

   AUTOMOBILES 0.1%
   Thor Industries, Inc.+                               2,100           101,745
                                                                 --------------

TOTAL AUTOMOBILES                                                       101,745
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Callaway Golf Co.+                                   4,000            51,960
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       51,960
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          9,636,157
                                                                 --------------

ENERGY 9.6%
   OIL & GAS 5.5%
   Peabody Energy Corp.+                               17,800           992,350
   Noble Energy, Inc.+                                 18,500           866,910
   Southwestern Energy Co.*                            20,780           647,505
   Western Gas Resources, Inc.+                        10,080           603,288
   Pogo Producing Co.+                                 10,650           490,965

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Denbury Resources, Inc.*+                            8,970    $      284,080
   Arch Coal, Inc.+                                     1,680            71,182
   Quicksilver Resources, Inc.*+                          950            34,969
   Newfield Exploration Co.*+                              80             3,915
                                                                 --------------

TOTAL OIL & GAS                                                       3,995,164
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 4.1%
   Grant Prideco, Inc.*                                15,200           680,200
   Patterson-UTI Energy, Inc.+                         21,620           612,062
   Tidewater, Inc.+                                    10,420           512,664
   Helmerich & Payne, Inc.                              7,900           476,054
   ENSCO International, Inc.+                           4,450           204,789
   Smith International, Inc.+                           4,510           200,560
   Cameron International Corp.*+                        3,490           166,717
   Pride International, Inc.*+                          3,380           105,558
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     2,958,604
                                                                 --------------

TOTAL ENERGY                                                          6,953,768
                                                                 --------------

HEALTH CARE 9.3%
   HEALTH CARE PROVIDERS & SERVICES 3.6%
   Omnicare, Inc.+                                     14,660           695,177
   Health Net, Inc.*                                   14,700           663,999
   Lincare Holdings, Inc.*                             14,840           561,545
   Covance, Inc.*                                       6,740           412,623
   Apria Healthcare Group, Inc.*+                       5,350           101,115
   Pharmaceutical Product
       Development, Inc.+                               2,480            87,098
   Community Health Systems, Inc.*                      1,660            61,005
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,582,562
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 2.9%
   Intuitive Surgical, Inc.*+                           4,780           563,897
   Edwards Lifesciences Corp.*                         11,270           511,996
   Cytyc Corp.*                                        20,160           511,258
   Varian Medical Systems, Inc.*+                       6,860           324,821
   Steris Corp.                                         9,840           224,942
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,136,914
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   BIOTECHNOLOGY 2.0%
   Vertex Pharmaceuticals, Inc.*+                      11,660    $      428,039
   Invitrogen Corp.*+                                   5,820           384,527
   PDL BioPharma, Inc.*+                               15,360           282,778
   Techne Corp.*                                        5,490           279,551
   Cephalon, Inc.*+                                       910            54,691
   Millennium Pharmaceuticals, Inc.*                    4,130            41,176
   Charles River Laboratories
       International, Inc.*+                              120             4,416
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                   1,475,178
                                                                 --------------

   PHARMACEUTICALS 0.8%
   Medicis Pharmaceutical Corp. -- Class A+             8,960           215,040
   Sepracor, Inc.*+                                     3,140           179,419
   Par Pharmaceutical Cos., Inc.*+                      9,310           171,863
   Perrigo Co.                                            810            13,041
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   579,363
                                                                 --------------

TOTAL HEALTH CARE                                                     6,774,017
                                                                 --------------

UTILITIES 7.3%
   MULTI-UTILITIES 3.1%
   Wisconsin Energy Corp.                              15,590           628,277
   MDU Resources Group, Inc.                           16,750           613,218
   NSTAR                                               18,620           532,532
   Aquila, Inc.*+                                      71,740           302,025
   OGE Energy Corp.+                                    5,480           191,964
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 2,268,016
                                                                 --------------

   ELECTRIC UTILITIES 2.0%
   Pepco Holdings, Inc.+                               26,240           618,739
   Westar Energy, Inc.                                 21,130           444,787
   IDACORP, Inc.                                        6,730           230,772
   Sierra Pacific Resources*+                           6,930            97,020
   Black Hills Corp.                                    2,010            69,003
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              1,460,321
                                                                 --------------

   GAS UTILITIES 1.9%
   Questar Corp.+                                       9,760           785,582
   Oneok, Inc.                                         17,200           585,488

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Equitable Resources, Inc.                              530    $       17,755
                                                                 --------------

TOTAL GAS UTILITIES                                                   1,388,825
                                                                 --------------

   WATER UTILITIES 0.3%
   Aqua America, Inc.                                   7,850           178,902
                                                                 --------------

TOTAL WATER UTILITIES                                                   178,902
                                                                 --------------

TOTAL UTILITIES                                                       5,296,064
                                                                 --------------

MATERIALS 4.6%
   CHEMICALS 2.6%
   Airgas, Inc.                                        12,970           483,133
   Albemarle Corp.                                      9,350           447,678
   Valspar Corp.                                       16,880           445,801
   Lyondell Chemical Co.+                              14,220           322,225
   Cytec Industries, Inc.+                              2,250           120,735
   Olin Corp.                                           5,810           104,173
                                                                 --------------

TOTAL CHEMICALS                                                       1,923,745
                                                                 --------------

   METALS & MINING 0.9%
   Steel Dynamics, Inc.+                                5,080           333,959
   Reliance Steel & Aluminum Co.                        1,980           164,241
   Worthington Industries, Inc.+                        6,310           132,195
                                                                 --------------

TOTAL METALS & MINING                                                   630,395
                                                                 --------------

   CONSTRUCTION MATERIALS 0.5%
   Martin Marietta Materials, Inc.+                     3,470           316,290
   Florida Rock Industries, Inc.                        1,710            84,936
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            401,226
                                                                 --------------

   CONTAINERS & PACKAGING 0.4%
   Sonoco Products Co.                                  8,530           269,974
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            269,974
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PAPER & FOREST PRODUCTS 0.2%
   Glatfelter+                                          7,240    $      114,899
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           114,899
                                                                 --------------

TOTAL MATERIALS                                                       3,340,239
                                                                 --------------

CONSUMER STAPLES 1.7%
   FOOD PRODUCTS 0.8%
   Smithfield Foods, Inc.*                             18,240           525,859
   Hormel Foods Corp.                                   1,440            53,482
   Lancaster Colony Corp.                                 600            23,682
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     603,023
                                                                 --------------

   HOUSEHOLD PRODUCTS 0.5%
   Energizer Holdings, Inc.*+                           5,730           335,606
   Church & Dwight Co., Inc.                            1,070            38,969
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                374,575
                                                                 --------------

   FOOD & DRUG RETAILING 0.2%
   BJ's Wholesale Club, Inc.*                           5,800           164,430
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             164,430
                                                                 --------------

   BEVERAGES 0.1%
   PepsiAmericas, Inc.+                                 3,710            82,028
                                                                 --------------

TOTAL BEVERAGES                                                          82,028
                                                                 --------------

   TOBACCO 0.1%
   Universal Corp./VA                                   1,550            57,691
                                                                 --------------

TOTAL TOBACCO                                                            57,691
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,281,747
                                                                 --------------

TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Telephone & Data Systems, Inc.+                      6,250           258,750
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               258,750
                                                                 --------------


                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Cincinnati Bell, Inc.*                              15,030    $       61,623
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             61,623
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        320,373
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $63,801,314)                                                66,796,286
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                                  -----------
REPURCHASE AGREEMENTS 22.7%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at 5.17% due 07/03/06                $ 1,774,530         1,774,530
Credit Suisse at 4.55% due 07/03/06++               2,515,431         2,515,431
Lehman Brothers, Inc. at 4.45% due 07/03/06             1,698             1,698
Bear Stearns Cos., Inc. at 4.40% due 07/03/06       5,666,572         5,666,572
Morgan Stanley at 4.40% due 07/03/06                3,211,057         3,211,057
Citigroup, Inc. at 4.10% due 07/03/06               3,305,500         3,305,500
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $16,474,788)                                                16,474,788
                                                                 --------------

SECURITIES LENDING COLLATERAL 16.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
   Bank                                            12,264,385        12,264,385
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,264,385)                                                   12,264,385
                                                                 --------------

TOTAL INVESTMENTS 131.5%
   (Cost $92,540,487)                                            $   95,535,459
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.5)%                  $  (22,908,698)
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                              $   72,626,761

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS
PURCHASED
September 2006 S&P MidCap
  400 Index Mini Futures
  Contracts
   (Aggregate Market Value of
   Contracts $33,225,120)                                 432    $      329,081
                                                                 --------------

                                                        UNITS
                                                   ----------
EQUITY INDEX SWAP
AGREEMENT
August 2006 S&P MidCap 400
  Index Swap, Maturing
  08/23/06**
  (Notional Market Value
  $40,934,914)                                         53,519    $      323,452
                                                                 ---------------

*     Non-Income Producing Security.

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at June 30, 2006.
--------------------------------------------------------------------------------

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 110.8%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
    5.17% due 07/03/06                           $  6,477,891    $    6,477,891
Credit Suisse at
    4.55% due 07/03/06+                             4,374,941         4,374,941
Lehman Brothers, Inc. at
    4.45% due 07/03/06                                  6,197             6,197
Bear Stearns Cos., Inc. at
    4.40% due 07/03/06                             20,685,724        20,685,724
Morgan Stanley at
    4.40% due 07/03/06                             11,721,911        11,721,911
Citigroup, Inc. at
    4.10% due 07/03/06                             12,066,673        12,066,673
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $55,333,337)                                                55,333,337
                                                                 --------------

TOTAL INVESTMENTS 110.8%
   (Cost $55,333,337)                                            $   55,333,337
                                                                 --------------
LIABILITIES IN EXCESS OF
OTHER ASSETS - (10.8)%                                           $   (5,414,464)
                                                                 --------------
NET ASSETS - 100.0%                                              $   49,918,873

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 S&P MidCap  400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $5,768,250)                                   75    $     (236,126)
                                                                 --------------

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
August 2006 S&P MidCap 400 Index
   Swap, Maturing 08/24/06*
   (Notional Market Value $49,027,378)                 64,099    $     (624,594)
                                                                 --------------

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 62.3%

FINANCIALS 13.7%
   REAL ESTATE 4.7%
   Alexandria Real Estate Equities, Inc.                2,420    $      214,606
   Highwoods Properties, Inc.                           5,042           182,420
   LaSalle Hotel Properties+                            3,762           174,181
   Post Properties, Inc.+                               3,682           166,942
   American Home Mortgage Investment Corp.              4,250           156,655
   BioMed Realty Trust, Inc.+                           5,210           155,987
   Nationwide Health Properties, Inc.+                  6,840           153,968
   KKR Financial Corp.                                  7,210           150,040
   Pennsylvania Real Estate Investment Trust            3,712           149,853
   Washington Real Estate Investment Trust              4,010           147,167
   Potlatch Corp.                                       3,810           143,827
   Corporate Office Properties Trust SBI/MD             3,382           142,315
   Maguire Properties, Inc.+                            3,372           118,593
   FelCor Lodging Trust, Inc.                           5,422           117,874
   Mid-America Apartment Communities, Inc.+             2,080           115,960
   Trammell Crow Co.*                                   3,182           111,911
   Strategic Hotel Capital, Inc.                        5,342           110,793
   National Retail Properties, Inc.                     5,440           108,528
   Entertainment Properties Trust+                      2,510           108,056
   Colonial Properties Trust                            2,150           106,210
   Sunstone Hotel Investors, Inc.                       3,652           106,127
   Senior Housing Properties Trust                      5,882           105,347
   PS Business Parks, Inc.                              1,760           103,840
   Jones Lang LaSalle, Inc.+                            1,180           103,309
   Taubman Centers, Inc.                                2,500           102,250
   Home Properties, Inc.+                               1,840           102,138
   Tanger Factory Outlet Centers, Inc.                  3,152           102,030
   Eastgroup Properties, Inc.+                          2,170           101,296
   Highland Hospitality Corp.+                          7,069            99,532
   Heritage Property Investment Trust                   2,760            96,379
   Impac Mortgage Holdings, Inc.                        8,520            95,254
   Equity Inns, Inc.+                                   5,740            95,054
   Sovran Self Storage, Inc.+                           1,860            94,469
   Spirit Finance Corp.                                 8,212            92,467

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Equity Lifestyle Properties, Inc.+                   2,100    $       92,043
   DiamondRock Hospitality Co.                          6,210            91,970
   Innkeepers USA Trust+                                5,262            90,927
   Kilroy Realty Corp.+                                 1,200            86,700
   Brandywine Realty Trust+                             2,350            75,600
   Cousins Properties, Inc.                             2,100            64,953
   Acadia Realty Trust                                  2,710            64,092
   First Potomac Realty Trust+                          2,030            60,474
   LTC Properties, Inc.                                 2,450            54,758
   Saul Centers, Inc.                                   1,340            54,645
   Fieldstone Investment Corp.+                         5,882            53,879
   Digital Realty Trust, Inc.                           2,080            51,355
                                                                 --------------

TOTAL REAL ESTATE                                                     5,076,774
                                                                 --------------

   BANKS 4.5%
   First Midwest Bancorp, Inc./IL+                      4,542           168,417
   Westamerica Bancorporation                           3,242           158,761
   SVB Financial Group*+                                3,392           154,200
   UCBH Holdings, Inc.+                                 8,790           145,387
   Hancock Holding Co.                                  2,590           145,040
   United Bankshares, Inc.                              3,860           141,392
   Umpqua Holding Corp.+                                5,472           140,357
   Greater Bay Bancorp+                                 4,840           139,150
   Pacific Capital Bancorp                              4,430           137,862
   Central Pacific Financial Corp.                      2,912           112,694
   Sterling Financial Corp./WA+                         3,692           112,643
   Provident Bankshares Corp.                           3,042           110,698
   Wintrust Financial Corp.+                            2,170           110,344
   First Community Bancorp/CA                           1,860           109,889
   Susquehanna Bancshares, Inc.                         4,510           107,789
   Chittenden Corp.                                     4,162           107,588
   Alabama National Bancorporation                      1,530           104,269
   BancorpSouth, Inc.+                                  3,820           104,095
   First Republic Bank+                                 2,250           103,050
   Republic Bancorp, Inc./MI                            8,314           103,010
   UMB Financial Corp.                                  3,062           102,087
   Signature Bank/New York NY*                          3,090           100,054
   Boston Private Financial Holdings, Inc.+             3,512            97,985
   Glacier Bancorp, Inc.+                               3,282            96,064
   Sterling Bancshares, Inc./TX                         5,122            96,037
   National Penn Bancshares, Inc.+                      4,760            94,534
   Citizens Banking Corp./MI+                           3,862            94,271
   FNB Corp.+                                           5,892            92,917


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Frontier Financial Corp.+                            2,720    $       92,453
   Texas Regional Bancshares, Inc. -- Class A           2,390            90,629
   MB Financial Corp.+                                  2,440            86,278
   Hanmi Financial Corp.                                4,400            85,536
   PrivateBancorp, Inc.+                                1,960            81,164
   First Bancorp Puerto Rico+                           8,680            80,724
   Prosperity Bancshares, Inc.+                         2,310            75,976
   Trustmark Corp.                                      2,390            74,018
   City Holding Co.                                     1,720            62,161
   First Citizens BancShares, Inc. -- Class A             310            62,155
   Columbia Banking Systems, Inc.                       1,610            60,182
   Independent Bank Corp./MI                            2,200            58,030
   Community Trust Bancorp, Inc.                        1,610            56,237
   Capitol Bancorp, Ltd.                                1,400            54,530
   Sandy Spring Bancorp, Inc.+                          1,510            54,451
   First State Bancorporation/NM                        2,050            48,749
   1st Source Corp.                                     1,230            41,611
   Centennial Bank Holdings, Inc.*                      3,810            39,395
   Center Financial Corp.                               1,430            33,805
   Midwest Banc Holdings, Inc.+                         1,510            33,598
   Oriental Financial Group                             2,630            33,559
   R&G Financial Corp. -- Class B+                      3,890            33,415
   Nara Bancorp, Inc.                                   1,780            33,375
   First Indiana Corp.                                  1,260            32,798
   Cathay General Bancorp                                 900            32,742
   Wilshire Bancorp, Inc.                               1,800            32,436
   Seacoast Banking Corporation of Florida              1,210            32,222
   Preferred Bank/CA                                      600            32,166
   Sterling Bancorp/NY                                  1,630            31,785
                                                                 --------------

TOTAL BANKS                                                           4,856,764
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 1.5%
   MAF Bancorp, Inc.                                    3,312           141,886
   Downey Financial Corp.                               2,000           135,700
   First Niagara Financial Group, Inc.                  9,010           126,320
   Corus Bankshares, Inc.+                              3,702            96,918
   FirstFed Financial Corp.*+                           1,660            95,732
   Bankunited Financial Corp. -- Class A                3,130            95,528
   TrustCo Bank Corp./NY+                               8,282            91,268

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Accredited Home Lenders Holding Co.*+                1,870    $       89,405
   Harbor Florida Bancshares, Inc.+                     2,360            87,650
   PFF Bancorp, Inc.                                    2,430            80,579
   Anchor BanCorp Wisconsin, Inc.                       2,410            72,710
   Fremont General Corp.+                               3,440            63,846
   BankAtlantic Bancorp, Inc. -- Class A                4,060            60,250
   TierOne Corp.+                                       1,740            58,760
   Flagstar Bancorp, Inc.+                              3,552            56,690
   Triad Guaranty, Inc.*                                1,100            53,768
   Partners Trust Financial Group, Inc.                 4,650            53,056
   Fidelity Bankshares, Inc.                            1,150            36,593
   City Bank/WA                                           760            35,462
   Federal Agricultural Mortgage Corp.                  1,280            35,456
   First Place Financial Corp./OH                       1,480            34,055
   Ocwen Financial Corp.*                               2,600            33,046
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,634,678
                                                                 --------------

   INSURANCE 1.4%
   Ohio Casualty Corp.+                                 5,532           164,466
   National Financial Partners Corp.+                   3,472           153,844
   Delphi Financial Group, Inc. -- Class A+             4,172           151,694
   Selective Insurance Group, Inc.+                     2,710           151,408
   ProAssurance Corp.*+                                 2,942           141,746
   RLI Corp.+                                           2,190           105,514
   LandAmerica Financial Group, Inc.+                   1,610           104,006
   Zenith National Insurance Corp.                      2,510            99,572
   Argonaut Group, Inc.*                                3,072            92,283
   Safety Insurance Group, Inc.                         1,270            60,389
   Stewart Information Services Corp.                   1,630            59,185
   Tower Group, Inc.                                    1,740            52,635
   Navigators Group, Inc.*                              1,200            52,584
   Presidential Life Corp.                              2,100            51,618
   American Physicians Capital, Inc.*+                    900            47,331
   Infinity Property & Casualty Corp.                     980            40,180


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SeaBright Insurance Holdings, Inc.*                  2,000    $       32,220
                                                                 --------------

TOTAL INSURANCE                                                       1,560,675
                                                                 --------------

   CAPITAL MARKETS 0.8%
   Waddell & Reed Financial, Inc. -- Class A            7,710           158,518
   Knight Capital Group, Inc. -- Class A*               9,940           151,386
   Piper Jaffray Cos., Inc.*+                           2,180           133,438
   Investment Technology Group, Inc.*                   1,710            86,971
   Calamos Asset Management, Inc. -- Class A            2,820            81,752
   LaBranche & Co., Inc.*+                              6,672            80,798
   Greenhill & Co., Inc.+                               1,320            80,203
   optionsXpress Holdings, Inc.                         2,330            54,312
   GFI Group, Inc.*+                                      650            35,067
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   862,445
                                                                 --------------

   CONSUMER FINANCE 0.5%
   Cash America International, Inc.                     3,302           105,664
   CompuCredit Corp.*+                                  2,270            87,259
   Advanta Corp.+                                       2,280            81,966
   World Acceptance Corp.*                              1,800            63,936
   Advance America Cash Advance Centers, Inc.           3,334            58,478
   Asta Funding, Inc.+                                  1,180            44,191
   ACE Cash Express, Inc.*+                             1,300            38,051
   Ezcorp, Inc. -- Class A*                               900            33,921
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  513,466
                                                                 --------------

   DIVERSIFIED FINANCIALS 0.3%
   Financial Federal Corp.+                             3,062            85,154
   Portfolio Recovery Associates, Inc.*+                1,770            80,889
   Nasdaq Stock Market, Inc.*+                          2,000            59,800
   International Securities Exchange, Inc.              1,200            45,684
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            271,527
                                                                 --------------

TOTAL FINANCIALS                                                     14,776,329
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 11.8%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.6%
   Varian Semiconductor Equipment
      Associates, Inc.*+                                5,102    $      166,376
   Cymer, Inc.*+                                        3,492           162,238
   Microsemi Corp.*                                     6,302           153,643
   Sirf Technology Holdings, Inc.*+                     3,390           109,226
   Zoran Corp.*                                         4,432           107,875
   OmniVision Technologies, Inc.*+                      5,052           106,698
   Trident Microsystems, Inc.*                          5,461           103,650
   Rambus, Inc.*+                                       4,470           101,961
   Silicon Image, Inc.*                                 9,074            97,818
   ON Semiconductor Corp.*+                            16,570            97,432
   Semtech Corp.*                                       6,732            97,277
   Amkor Technology, Inc.*+                            10,110            95,641
   ATMI, Inc.*                                          3,809            93,778
   Cabot Microelectronics Corp.*                        2,962            89,778
   Cirrus Logic, Inc.*                                 10,740            87,424
   Formfactor, Inc.*                                    1,930            86,136
   Atheros Communications, Inc.*                        4,212            79,860
   MKS Instruments, Inc.*                               3,952            79,514
   Silicon Laboratories, Inc.*                          2,140            75,221
   Photronics, Inc.*                                    4,952            73,290
   Integrated Device Technology, Inc.*+                 5,100            72,318
   Micrel, Inc.*+                                       7,090            70,971
   Diodes, Inc.*                                        1,610            66,718
   Atmel Corp.*+                                       11,240            62,382
   Veeco Instruments, Inc.*+                            2,510            59,838
   RF Micro Devices, Inc.*+                             9,965            59,491
   Fairchild Semiconductor
      International, Inc.*+                             3,250            59,052
   Cypress Semiconductor Corp.*+                        3,600            52,344
   Intevac, Inc.*                                       2,390            51,815
   Netlogic Microsystems, Inc.*+                        1,410            45,472
   Power Integrations, Inc.*                            2,410            42,127
   Asyst Technologies, Inc.*                            4,540            34,186
   ADE Corp.*                                             920            29,891
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,771,441
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SOFTWARE 2.4%
   RSA Security, Inc.*                                  7,030    $      191,146
   Ansys, Inc.*                                         3,400           162,588
   Micros Systems, Inc.*+                               3,622           158,209
   MicroStrategy, Inc. -- Class A*                      1,560           152,131
   Hyperion Solutions Corp.*                            5,510           152,076
   Transaction Systems
      Architects, Inc. -- Class A*                      3,622           151,001
   TIBCO Software, Inc.*                               20,620           145,371
   Nuance Communications, Inc.*                        12,070           121,424
   Informatica Corp.*+                                  8,232           108,333
   Macrovision Corp.*                                   4,722           101,617
   Quest Software, Inc.*                                7,070            99,263
   Intergraph Corp.*                                    2,830            89,117
   Advent Software, Inc.*+                              2,400            86,568
   Sybase, Inc.*                                        4,410            85,554
   Internet Security Systems, Inc.*+                    4,342            81,847
   Factset Research Systems, Inc.                       1,630            77,099
   SPSS, Inc.*                                          2,320            74,565
   THQ, Inc.*+                                          3,300            71,280
   Aspen Technology, Inc.*                              4,780            62,714
   Quality Systems, Inc.+                               1,620            59,648
   Blackboard, Inc.*                                    1,950            56,472
   Open Solutions, Inc.*                                2,060            54,817
   Progress Software Corp.*                             2,340            54,779
   Lawson Software, Inc.*+                              7,440            49,848
   Secure Computing Corp.*                              5,670            48,762
   Filenet Corp.*                                       1,300            35,009
   Smith Micro Software, Inc.*                          2,100            33,642
                                                                 --------------

TOTAL SOFTWARE                                                        2,564,880
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 1.7%
   Interdigital Communications Corp.*                   5,211           181,916
   Polycom, Inc.*                                       7,772           170,362
   CommScope, Inc.*+                                    5,312           166,903
   Foundry Networks, Inc.*+                            13,680           145,829
   ADTRAN, Inc.                                         6,390           143,328
   Avocent Corp.*+                                      4,732           124,215
   Arris Group, Inc.*                                   9,400           123,328
   Plantronics, Inc.+                                   4,730           105,053
   3Com Corp.*+                                        20,350           104,192
   Redback Networks, Inc.*+                             5,352            98,156
   Netgear, Inc.*+                                      4,040            87,466

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Powerwave Technologies, Inc.*                        8,770    $       79,982
   Sycamore Networks, Inc.*                            19,698            79,974
   Black Box Corp.+                                     2,040            78,193
   Ciena Corp.*+                                       15,610            75,084
   Extreme Networks, Inc.*                             12,634            52,557
   Packeteer, Inc.*                                     4,140            46,948
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,863,486
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
   Plexus Corp.*+                                       4,392           150,250
   Benchmark Electronics, Inc.*+                        6,092           146,939
   Itron, Inc.*+                                        2,420           143,409
   Flir Systems, Inc.*                                  6,310           139,199
   Coherent, Inc.*                                      3,042           102,607
   Rogers Corp.*                                        1,780           100,285
   Global Imaging Systems, Inc.*                        2,390            98,659
   Rofin-Sinar Technologies, Inc.*                      1,660            95,400
   Scansource, Inc.*+                                   2,980            87,374
   MTS Systems Corp.                                    2,070            81,786
   Brightpoint, Inc.*                                   5,380            72,791
   Littelfuse, Inc.*                                    2,000            68,760
   TTM Technologies, Inc.*                              4,262            61,671
   CTS Corp.                                            4,000            59,560
   KEMET Corp.*                                         6,410            59,100
   Agilsys, Inc.                                        2,990            53,820
   Park Electrochemical Corp.+                          2,050            52,788
   Electro Scientific Industries, Inc.*                 2,902            52,207
   Checkpoint Systems, Inc.*+                           1,950            43,310
   LoJack Corp.*+                                       1,940            36,588
   Multi-Fineline Electronix, Inc.*+                    1,030            34,186
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,740,689
                                                                 --------------

   INTERNET SOFTWARE & SERVICES 1.5%
   aQuantive, Inc.*+                                    6,592           166,975
   Digital River, Inc.*+                                3,612           145,889
   ValueClick, Inc.*+                                   8,944           137,290
   j2 Global Communications, Inc.*+                     4,232           132,123
   RealNetworks, Inc.*+                                11,424           122,237
   Openwave Systems, Inc.*+                             9,734           112,330
   EarthLink, Inc.*                                    12,820           111,021


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Digital Insight Corp.*                               3,140    $      107,670
   Websense, Inc.*                                      4,742            97,401
   Digitas, Inc.*+                                      8,364            97,190
   United Online, Inc.+                                 7,242            86,904
   InfoSpace, Inc.*                                     3,762            85,284
   WebEx Communications, Inc.*+                         1,730            61,484
   CNET Networks, Inc.*                                 6,920            55,222
   Vignette Corp.*                                      3,472            50,622
   Click Commerce, Inc.*+                               1,690            33,344
   Bankrate, Inc.*+                                       880            33,229
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,636,215
                                                                 --------------

   IT CONSULTING & SERVICES 1.0%
   MPS Group, Inc.*+                                    9,860           148,492
   BISYS Group, Inc.*                                  10,720           146,864
   Perot Systems Corp. -- Class A*                      7,742           112,104
   CSG Systems International, Inc.*                     4,512           111,627
   Acxiom Corp.                                         4,290           107,250
   MoneyGram International, Inc.+                       3,110           105,585
   eFunds Corp.*                                        4,482            98,828
   Talx Corp.                                           3,912            85,555
   MAXIMUS, Inc.                                        2,230            51,625
   Mantech International Corp. -- Class A*              1,620            49,993
   SYKES Enterprises, Inc.*                             2,390            38,622
   Euronet Worldwide, Inc.*                               990            37,986
   infoUSA, Inc. -- Class B                             3,199            32,982
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,127,513
                                                                 --------------

   COMPUTERS & PERIPHERALS 1.0%
   Komag, Inc.*                                         3,060           141,311
   Palm, Inc.*+                                         8,314           133,856
   Brocade Communications Systems, Inc.*+              21,430           131,580
   Electronics for Imaging, Inc.*+                      5,222           109,035
   Rackable Systems, Inc.*                              2,710           107,018
   Intermec, Inc.*+                                     4,480           102,771
   Emulex Corp.*                                        6,290           102,338
   Imation Corp.                                        1,780            73,069
   McData Corp. -- Class A*+                           14,690            59,935
   Synaptics, Inc.*+                                    2,260            48,364

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Neoware, Inc.*                                       2,810    $       34,535
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         1,043,812
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         12,748,036
                                                                 --------------

CONSUMER DISCRETIONARY 9.7%
   SPECIALTY RETAIL 2.4%
   Payless Shoesource, Inc.*+                           6,062           164,705
   Aeropostale, Inc.*+                                  5,610           162,073
   Regis Corp.+                                         4,322           153,906
   Charming Shoppes, Inc.*+                            12,384           139,196
   Group 1 Automotive, Inc.+                            2,460           138,596
   Too, Inc.*                                           3,410           130,910
   Children's Place Retail Stores, Inc.*+               1,930           115,896
   Pantry, Inc.*                                        2,000           115,080
   Pacific Sunwear of California, Inc.*                 6,310           113,138
   Select Comfort Corp.*+                               4,903           112,622
   Gymboree Corp.*+                                     3,152           109,564
   Dress Barn, Inc.*+                                   4,282           108,549
   GameStop Corp. -- Class A*+                          2,520           105,840
   Christopher & Banks Corp.                            3,572           103,588
   Cato Corp. -- Class A                                3,682            95,180
   Hibbett Sporting Goods, Inc.*                        3,730            89,147
   Genesco, Inc.*                                       2,490            84,336
   Guess ?, Inc.*+                                      1,990            83,083
   Sonic Automotive, Inc.+                              3,612            80,114
   Tractor Supply Co.*+                                 1,430            79,036
   CSK Auto Corp.*                                      4,510            53,923
   Jos. A.  Bank Clothiers, Inc.*+                      2,250            53,910
   United Auto Group, Inc.+                             2,460            52,521
   Talbots, Inc.                                        2,460            45,387
   Buckle, Inc.                                           860            36,008
   Citi Trends, Inc.*                                     830            35,433
   Home Solutions of America, Inc.*                     5,310            32,763
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                2,594,504
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 1.8%
   Aztar Corp.*                                         3,172           164,817
   Pinnacle Entertainment, Inc.*                        4,742           145,342
   Ruby Tuesday, Inc.+                                  5,742           140,162
   Jack in the Box, Inc.*                               3,532           138,454
   Vail Resorts, Inc.*                                  3,282           121,762
   Shuffle Master, Inc.*+                               3,680           120,630


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CEC Entertainment, Inc.*+                            3,152    $      101,242
   Bob Evans Farms, Inc.                                3,370           101,134
   Rare Hospitality International, Inc.*                3,510           100,948
   CKE Restaurants, Inc.+                               5,962            99,029
   IHOP Corp.                                           2,020            97,122
   Domino's Pizza, Inc.                                 3,792            93,814
   Papa John's International, Inc.*+                    2,670            88,644
   WMS Industries, Inc.*                                2,170            59,436
   Speedway Motorsports, Inc.                           1,540            58,120
   CBRL Group, Inc.                                     1,700            57,664
   Landry's Restaurants, Inc.+                          1,750            56,788
   Ameristar Casinos, Inc.                              2,630            51,154
   Steak n Shake Co.*+                                  3,200            48,448
   Six Flags, Inc.*                                     6,110            34,338
   Krispy Kreme Doughnuts, Inc.*+                       4,114            33,488
   Monarch Casino & Resort, Inc.*                       1,190            33,463
   Applebee's International, Inc.                       1,700            32,674
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,978,673
                                                                 --------------

   MEDIA 1.1%
   Catalina Marketing Corp.                             5,140           146,284
   Reader's Digest Association, Inc.                    9,570           133,597
   Valassis Communications, Inc.*+                      5,320           125,499
   Arbitron, Inc.                                       2,840           108,857
   Lee Enterprises, Inc.                                4,010           108,069
   Entercom Communications Corp.+                       3,812            99,722
   Scholastic Corp.*                                    3,512            91,207
   Belo Corp. -- Class A                                4,910            76,596
   Advo, Inc.+                                          2,850            70,138
   Morningstar, Inc.*                                   1,420            58,902
   Cumulus Media, Inc. -- Class A*+                     4,740            50,576
   Courier Corp.                                          910            36,418
   Playboy Enterprises, Inc. -- Class B*                3,440            34,331
   Citadel Broadcasting Corp.                           3,750            33,375
   Journal Register Co.                                 3,710            33,242
   World Wrestling Entertainment, Inc.                  1,940            32,767
                                                                 --------------

TOTAL MEDIA                                                           1,239,580
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TEXTILES & APPAREL 1.1%
   Phillips-Van Heusen Corp.                            4,590    $      175,154
   Brown Shoe Co., Inc.                                 2,882            98,218
   Warnaco Group, Inc.*                                 5,100            95,268
   Carter's, Inc.*                                      3,590            94,884
   Kellwood Co.+                                        2,962            86,698
   K-Swiss, Inc. -- Class A                             3,092            82,556
   Timberland Co. -- Class A*                           3,010            78,561
   Steven Madden, Ltd.                                  2,535            75,087
   Fossil, Inc.*                                        4,110            74,021
   Wolverine World Wide, Inc.                           2,885            67,307
   Columbia Sportswear Co.*                             1,300            58,838
   Oxford Industries, Inc.+                             1,490            58,721
   Skechers U.S.A., Inc. -- Class A*                    2,170            52,319
   Deckers Outdoor Corp.*                                 920            35,475
   True Religion Apparel, Inc.*                         1,900            33,630
                                                                 --------------

TOTAL TEXTILES & APPAREL                                              1,166,737
                                                                 --------------

   HOUSEHOLD DURABLES 1.0%
   Ethan Allen Interiors, Inc.+                         3,232           118,130
   Furniture Brands International, Inc.+                5,032           104,867
   Jarden Corp.*+                                       3,440           104,748
   Meritage Homes Corp.*                                2,200           103,950
   American Greetings Corp. -- Class A                  4,810           101,058
   Yankee Candle Co., Inc.                              3,852            96,339
   Champion Enterprises, Inc.*+                         8,560            94,502
   WCI Communities, Inc.*+                              4,332            87,246
   La-Z-Boy, Inc.+                                      5,800            81,200
   Brookfield Homes Corp.+                              1,750            57,662
   Interface, Inc. -- Class A*                          4,662            53,380
   Avatar Holdings, Inc.*+                                600            34,182
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,037,264
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Sotheby's Holdings, Inc. -- Class A*                 5,580           146,475
   DeVry, Inc.*+                                        6,310           138,631
   Strayer Education, Inc.                              1,400           135,951
   Jackson Hewitt Tax Service, Inc.+                    3,342           104,772
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    525,829
                                                                 --------------

   AUTO COMPONENTS 0.5%
   Tenneco Automotive, Inc.*                            4,592           119,392


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ArvinMeritor, Inc.+                                  6,240    $      107,266
   Modine Manufacturing Co.                             3,772            88,114
   LKQ Corp.*+                                          4,244            80,636
   Aftermarket Technology Corp.*                        2,170            53,924
   Drew Industries, Inc.*+                              1,610            52,164
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   501,496
                                                                 --------------

   INTERNET & CATALOG RETAIL 0.4%
   Netflix, Inc.*+                                      4,130           112,377
   Priceline.com, Inc.*+                                2,890            86,296
   Coldwater Creek, Inc.*+                              2,650            70,914
   Nutri/System, Inc.*+                                 1,080            67,100
   Stamps.com, Inc.*                                    1,910            53,136
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         389,823
                                                                 --------------

   MULTILINE RETAIL 0.2%
   Big Lots, Inc.*+                                     9,860           168,409
   99 Cents Only Stores*+                               3,530            36,924
   Conn's, Inc.*+                                       1,230            32,657
   Bon-Ton Stores, Inc.+                                1,480            32,382
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  270,372
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Marvel Entertainment, Inc.*                          4,810            96,200
   RC2 Corp.*                                           1,659            64,137
   Jakks Pacific, Inc.*                                 2,710            54,444
   Callaway Golf Co.+                                   3,150            40,918
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      255,699
                                                                 --------------

   DISTRIBUTORS 0.2%
   Building Material Holding Corp.+                     3,150            87,791
   Keystone Automotive Industries, Inc.*                1,960            82,751
   DXP Enterprises, Inc.*                               1,100            34,177
                                                                 --------------


TOTAL DISTRIBUTORS                                                      204,719
                                                                 --------------

   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.+                          3,382           104,977
   Thor Industries, Inc.+                               1,640            79,458
                                                                 --------------

TOTAL AUTOMOBILES                                                       184,435
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Alderwoods Group, Inc.*                              4,480    $       87,181
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                   87,181
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         10,436,312
                                                                 --------------

INDUSTRIALS 9.1%
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   United Stationers, Inc.*                             3,352           165,321
   Waste Connections, Inc.*+                            4,262           155,137
   Brady Corp. -- Class A+                              4,052           149,276
   Watson Wyatt & Co., Holdings                         4,110           144,405
   Labor Ready, Inc.*+                                  4,992           113,069
   John H. Harland Co.                                  2,520           109,620
   Mine Safety Appliances Co.+                          2,720           109,344
   FTI Consulting, Inc.*+                               3,842           102,850
   Resources Connection, Inc.*                          4,073           101,906
   American Reprographics Co.*                          2,680            97,150
   Advisory Board Co.*+                                 1,950            93,775
   NCO Group, Inc.*+                                    3,510            92,804
   Covanta Holding Corp.*                               4,880            86,132
   Administaff, Inc.+                                   2,390            85,586
   Viad Corp.                                           2,710            84,823
   Korn/Ferry International, Inc.*+                     4,197            82,219
   IKON Office Solutions, Inc.                          5,840            73,584
   Consolidated Graphics, Inc.*                         1,090            56,745
   Corrections Corporation of America*+                 1,020            53,999
   Rollins, Inc.                                        2,700            53,028
   CRA International, Inc.*                             1,140            51,460
   Cenveo, Inc.*                                        2,830            50,798
   Banta Corp.                                          1,000            46,330
   Spherion Corp.*+                                     5,060            46,147
   Mobile Mini, Inc.*                                   1,534            44,885
   School Specialty, Inc.*                              1,263            40,227
   Sourcecorp, Inc.*                                    1,350            33,467
   Hudson Highland Group, Inc.*                         3,070            33,125
   ICT Group, Inc.*                                     1,300            31,889
   Sirva, Inc.*                                         4,870            31,509
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,420,610
                                                                 --------------
   MACHINERY 1.8%
   Wabtec Corp.+                                        4,402           164,635


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bucyrus International, Inc. -- Class A               2,912    $      147,056
   Navistar International Corp.*                        4,910           120,835
   Mueller Industries, Inc.                             3,362           111,047
   JLG Industries, Inc.                                 4,900           110,250
   Albany International Corp. -- Class A                2,530           107,247
   Manitowoc Co., Inc.                                  2,400           106,800
   Lincoln Electric Holdings, Inc.+                     1,680           105,252
   Crane Co.+                                           2,520           104,832
   Kennametal, Inc.+                                    1,670           103,958
   Trinity Industries, Inc.+                            2,290            92,516
   Valmont Industries, Inc.                             1,860            86,471
   Gardner Denver, Inc.*                                2,190            84,315
   EnPro Industries, Inc.*                              2,480            83,328
   Barnes Group, Inc.                                   4,080            81,396
   AGCO Corp.*+                                         2,390            62,905
   Kaydon Corp.+                                        1,520            56,711
   Freightcar America, Inc.+                            1,020            56,620
   Astec Industries, Inc.*                              1,600            54,592
   American Science & Engineering, Inc.*+                 870            50,390
   Middleby Corp.*                                        570            49,339
                                                                 --------------

TOTAL MACHINERY                                                       1,940,495
                                                                 --------------

   ELECTRICAL EQUIPMENT 1.0%
   Genlyte Group, Inc.*+                                2,180           157,897
   General Cable Corp.*                                 4,473           156,555
   Acuity Brands, Inc.                                  4,002           155,718
   Regal-Beloit Corp.+                                  3,220           142,163
   Belden CDT, Inc.+                                    4,290           141,784
   Woodward Governor Co.                                3,062            93,422
   Encore Wire Corp.*+                                  2,570            92,366
   A.O. Smith Corp.+                                    1,970            91,329
   Superior Essex, Inc.*                                2,020            60,459
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                            1,091,693
                                                                 --------------

   AEROSPACE & DEFENSE 1.0%
   BE Aerospace, Inc.*+                                 7,042           160,980
   Hexcel Corp.*+                                       8,890           139,662
   Ceradyne, Inc.*+                                     2,530           125,210
   Moog, Inc. -- Class A*                               3,580           122,508
   Teledyne Technologies, Inc.*                         3,202           104,898
   Armor Holdings, Inc.*                                1,820            99,791
   DRS Technologies, Inc.+                              1,930            94,087
   Triumph Group, Inc.*                                 1,840            88,320

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Esterline Technologies Corp.*+                       1,275    $       53,027
   United Industrial Corp./NY+                          1,150            52,037
   Herley Industries, Inc.*                             3,010            33,742
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             1,074,262
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Watsco, Inc.                                         1,910           114,256
   United Rentals, Inc.*+                               3,320           106,174
   WESCO International, Inc.*+                          1,500           100,140
   Beacon Roofing Supply, Inc.*+                        4,300            94,643
   UAP Holding Corp.                                    3,842            83,794
   Applied Industrial Technologies, Inc.                2,040            49,592
   GATX Corp.+                                          1,120            47,600
   BlueLinx Holdings, Inc.                              2,600            33,931
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  630,130
                                                                 --------------

   ROAD & RAIL 0.5%
   Genesee & Wyoming, Inc. -- Class A*+                 3,462           122,797
   Arkansas Best Corp.+                                 2,390           120,002
   Knight Transportation, Inc.+                         5,432           109,726
   Amerco, Inc.*+                                       1,000           100,660
   Kansas City Southern*+                               1,880            52,076
   SCS Transportation, Inc.*                            1,340            36,890
   Florida East Coast Industries, Inc.+                   650            34,015
                                                                 --------------

TOTAL ROAD & RAIL                                                       576,166
                                                                 --------------

   BUILDING PRODUCTS 0.5%
   Simpson Manufacturing Co., Inc.+                     3,232           116,513
   NCI Building Systems, Inc.*+                         1,940           103,150
   Universal Forest Products, Inc.+                     1,600           100,368
   Lennox International, Inc.                           2,750            72,820
   ElkCorp                                              2,000            55,540
   Ameron International Corp.                             630            42,223
   Builders FirstSource, Inc.*                          1,650            33,594
   PW Eagle, Inc.                                       1,100            33,264
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 557,472
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIRLINES 0.5%
   SkyWest, Inc.+                                       6,540    $      162,192
   AirTran Holdings, Inc.*+                             8,524           126,666
   Continental Airlines, Inc. -- Class B*+              3,570           106,386
   Alaska Air Group, Inc.*+                             2,640           104,069
                                                                 --------------

TOTAL AIRLINES                                                          499,313
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.4%
   Granite Construction, Inc.+                          3,422           154,914
   EMCOR Group, Inc.*                                   3,062           149,027
   Quanta Services, Inc.*+                              6,220           107,793
   URS Corp.*                                           1,090            45,780
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        457,514
                                                                 --------------

   AIR FREIGHT & COURIERS 0.4%
   EGL, Inc.*+                                          3,212           161,243
   Pacer International, Inc.+                           3,542           115,398
   HUB Group, Inc. -- Class A*+                         4,010            98,365
   Forward Air Corp.+                                     980            39,916
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            414,922
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 0.1%
   Walter Industries, Inc.+                             1,770           102,041
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          102,041
                                                                 --------------

   MARINE 0.0%
   American Commercial Lines, Inc.*                       600            36,516
                                                                 --------------

TOTAL MARINE                                                             36,516
                                                                 --------------

TOTAL INDUSTRIALS                                                     9,801,134
                                                                 --------------

HEALTH CARE 7.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
   Hologic, Inc.*                                       4,060           200,402
   Kyphon, Inc.*+                                       4,010           153,824
   Steris Corp.                                         6,652           152,065
   Mentor Corp.+                                        3,292           143,202
   American Medical Systems Holdings, Inc.*+            7,372           122,744
   Haemonetics Corp./MA*                                2,630           122,321

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Immucor, Inc.*+                                      5,684    $      109,303
   West Pharmaceutical Services, Inc.                   2,992           108,550
   Lifecell Corp.*+                                     3,452           106,736
   Bio--Rad Laboratories, Inc. -- Class A*+             1,620           105,203
   Intuitive Surgical, Inc.*+                             840            99,095
   Dionex Corp.*                                        1,800            98,388
   DJ Orthopedics, Inc.*                                2,510            92,443
   PolyMedica Corp.                                     2,530            90,979
   Palomar Medical Technologies, Inc.*+                 1,950            88,978
   Integra LifeSciences Holdings Corp.*                 2,220            86,158
   Biosite, Inc.*                                       1,880            85,841
   Invacare Corp.                                       3,410            84,841
   Thoratec Corp.*+                                     5,900            81,833
   Conmed Corp.*+                                       2,942            60,899
   ICU Medical, Inc.*                                   1,430            60,403
   Molecular Devices Corp.*+                            1,770            54,091
   ArthroCare Corp.*+                                   1,280            53,773
   SurModics, Inc.*+                                    1,480            53,443
   Candela Corp.*                                       3,050            48,373
   Abaxis, Inc.*                                        1,930            43,174
   OraSure Technologies, Inc.*+                         3,910            37,223
   Aspect Medical Systems, Inc.*+                       1,960            34,182
   Varian, Inc.*                                          800            33,208
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,611,675
                                                                 --------------

   BIOTECHNOLOGY 2.3%
   ICOS Corp.*+                                         7,110           156,349
   Alkermes, Inc.*+                                     8,192           154,993
   Cubist Pharmaceuticals, Inc.*                        5,642           142,066
   United Therapeutics Corp.*+                          2,170           125,361
   Myogen, Inc.*+                                       3,960           114,840
   Vertex Pharmaceuticals, Inc.*+                       3,070           112,700
   BioMarin Pharmaceuticals, Inc.*                      7,800           112,086
   Serologicals Corp.*+                                 3,552           111,675
   Illumina, Inc.*                                      3,702           109,801
   Martek Biosciences Corp.*+                           3,600           104,220
   Myriad Genetics, Inc.*                               4,092           103,323
   Amylin Pharmaceuticals, Inc.*+                       2,050           101,208
   Nuvelo, Inc.*                                        5,710            95,071
   Telik, Inc.*+                                        5,700            94,050
   Exelixis, Inc.*                                      8,774            88,179
   Digene Corp.*+                                       1,642            63,611


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Medarex, Inc.*+                                      6,400    $       61,504
   Neurocrine Biosciences, Inc.*+                       5,090            53,954
   Luminex Corp.*                                       2,952            51,335
   Keryx Biopharmaceuticals, Inc.*+                     3,450            48,990
   Pharmion Corp.*+                                     2,670            45,470
   Nektar Therapeutics*+                                2,290            41,999
   Alexion Pharmaceuticals, Inc.*                       1,150            41,538
   Senomyx, Inc.*                                       2,430            35,065
   Phase Forward, Inc.*                                 3,010            34,675
   Momenta Pharmaceuticals, Inc.*+                      2,700            34,317
   Enzon Pharmaceuticals, Inc.*+                        4,510            34,005
   BioCryst Pharmaceuticals, Inc.*                      2,300            32,959
   Novavax, Inc.*                                       6,510            32,810
   Tanox, Inc.*+                                        2,330            32,224
   Renovis, Inc.*+                                      2,100            32,151
   Sirna Therapeutics, Inc.*                            5,610            31,977
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                   2,434,506
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES 2.0%
   Healthways, Inc.*+                                   3,042           160,131
   Psychiatric Solutions, Inc.*+                        4,962           142,211
   Chemed Corp.+                                        2,540           138,506
   United Surgical Partners
      International, Inc.*+                             4,412           132,669
   Sunrise Senior Living, Inc.*+                        4,422           122,268
   Magellan Health Services, Inc.*+                     2,560           115,994
   American Retirement Corp.*                           3,222           105,585
   Owens & Minor, Inc.+                                 3,662           104,733
   Pediatrix Medical Group, Inc.*+                      2,270           102,831
   LCA-Vision, Inc.                                     1,930           102,116
   Genesis HealthCare Corp.*                            2,010            95,214
   inVentiv Health, Inc.*                               3,222            92,729
   Per-Se Technologies, Inc.*+                          3,632            91,454
   Apria Healthcare Group, Inc.*+                       4,630            87,507
   Eclipsys Corp.*+                                     4,532            82,301
   HealthExtras, Inc.*+                                 2,350            71,017
   The Trizetto Group, Inc.*                            4,060            60,048
   Centene Corp.*+                                      2,200            51,766
   Odyssey HealthCare, Inc.*                            2,495            43,837
   PSS World Medical, Inc.*                             2,020            35,653

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Vital Images, Inc.*                                  1,380    $       34,086
   Gentiva Health Services, Inc.*                       2,100            33,663
   PRA International*                                   1,500            33,405
   Dendrite International, Inc.*                        3,610            33,356
   Visicu, Inc.*                                        1,800            31,770
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,104,850
                                                                 --------------

   PHARMACEUTICALS 1.0%
   Valeant Pharmaceuticals International                8,720           147,542
   MGI Pharma, Inc.*+                                   5,930           127,495
   Medicis Pharmaceutical Corp. -- Class A+             5,172           124,128
   Perrigo Co.                                          6,910           111,251
   Alpharma, Inc. -- Class A                            4,086            98,228
   KV Pharmaceutical Co.*+                              4,270            79,678
   Adolor Corp.*                                        2,990            74,780
   Par Pharmaceutical Cos., Inc.*                       3,902            72,031
   Viropharma, Inc.*                                    6,710            57,840
   Sciele Pharma, Inc.*+                                2,480            57,511
   CNS, Inc.                                            1,430            35,035
   New River Pharmaceuticals, Inc.*+                    1,190            33,915
   Pozen, Inc.*                                         4,810            33,862
   Pain Therapeutics, Inc.*                             4,010            33,484
   Connetics Corp.*                                     2,810            33,046
   Hi-Tech Pharmacal Co., Inc.*                             1                 8
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 1,119,834
                                                                 --------------

TOTAL HEALTH CARE                                                     8,270,865
                                                                 --------------

ENERGY 3.7%
   OIL & GAS 2.0%
   KCS Energy, Inc.*                                    4,980           147,906
   Penn Virginia Corp.                                  1,790           125,085
   Swift Energy Co.*+                                   2,640           113,335
   World Fuel Services Corp.                            2,400           109,656
   Frontier Oil Corp.+                                  3,350           108,540
   Berry Petroleum Co. -- Class A                       3,262           108,135
   Cimarex Energy Co.+                                  2,500           107,500
   St. Mary Land & Exploration Co.                      2,630           105,857
   Cabot Oil & Gas Corp.+                               2,160           105,840
   Alpha Natural Resources, Inc.*+                      5,160           101,239
   Giant Industries, Inc.*                              1,490            99,160


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Atlas America, Inc.*                                 2,050    $       91,861
   Parallel Petroleum Corp.*                            3,700            91,427
   Holly Corp.+                                         1,830            88,206
   Helix Energy Solutions Group, Inc.*+                 2,010            81,124
   Rosetta Resources, Inc.*                             4,510            74,956
   Petroleum Development Corp.*                         1,610            60,697
   Pacific Ethanol, Inc.*+                              2,490            57,569
   Western Refining, Inc.                               2,620            56,540
   Crosstex Energy, Inc.                                  590            56,097
   Foundation Coal Holdings, Inc.+                      1,140            53,500
   Harvest Natural Resources, Inc.*                     3,910            52,941
   USEC, Inc.                                           3,490            41,357
   GMX Resources, Inc.*                                 1,100            34,012
   Edge Petroleum Corp.*                                1,630            32,567
   Alon USA Energy, Inc.                                1,030            32,414
   W&T Offshore, Inc.+                                    640            24,890
   Cheniere Energy, Inc.*                                   1                37
                                                                 --------------

TOTAL OIL & GAS                                                       2,162,448
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 1.7%
   Maverick Tube Corp.*+                                3,282           207,390
   Lone Star Technologies, Inc.*+                       3,060           165,301
   Oil States International, Inc.*+                     4,430           151,860
   Grey Wolf, Inc.*                                    18,906           145,576
   W-H Energy Services, Inc.*                           2,840           144,357
   Hydril*                                              1,673           131,364
   NS Group, Inc.*+                                     2,100           115,668
   Superior Energy Services, Inc.*+                     3,170           107,463
   Lufkin Industries, Inc.                              1,620            96,277
   Parker Drilling Co.*                                12,154            87,266
   SEACOR Holdings, Inc.*+                                820            67,322
   Veritas DGC, Inc.*+                                  1,220            62,928
   Todco -- Class A                                     1,540            62,909
   Oceaneering International, Inc.*                     1,350            61,897
   Tetra Technologies, Inc.*+                           1,870            56,642
   Atwood Oceanics, Inc.*                                 870            43,152
   Hornbeck Offshore Services, Inc.*+                     990            35,165
   GulfMark Offshore, Inc.*                             1,350            34,870

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Warrior Energy Service Corp.*                        1,400    $       34,062
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,811,469
                                                                 --------------

TOTAL ENERGY                                                          3,973,917
                                                                 --------------

MATERIALS 2.7%
   METALS & MINING 1.3%
   Aleris International, Inc.*                          3,260           149,471
   Oregon Steel Mills, Inc.*+                           2,750           139,315
   Quanex Corp.                                         2,960           127,487
   Cleveland-Cliffs, Inc.                               1,380           109,420
   Reliance Steel & Aluminum Co.                        1,290           107,006
   Commercial Metals Co.                                3,970           102,029
   Steel Dynamics, Inc.+                                1,530           100,582
   Carpenter Technology Corp.+                            860            99,330
   Ryerson Tull, Inc.+                                  3,162            85,374
   Titanium Metals Corp.*+                              2,430            83,544
   Metal Management, Inc.                               2,670            81,755
   AK Steel Holding Corp.*+                             5,820            80,491
   Coeur d'Alene Mines Corp.*+                         13,000            62,530
   Chaparral Steel Co.*                                   720            51,854
                                                                 --------------

TOTAL METALS & MINING                                                 1,380,188
                                                                 --------------

   CHEMICALS 0.9%
   H.B. Fuller Co.                                      3,032           132,104
   Olin Corp.                                           6,402           114,788
   Hercules, Inc.*+                                     6,710           102,395
   Georgia Gulf Corp.                                   3,710            92,824
   NewMarket Corp.                                      1,880            92,233
   Rockwood Holdings, Inc.*                             3,650            83,986
   Spartech Corp.                                       3,642            82,309
   A. Schulman, Inc.                                    3,582            81,992
   OM Group, Inc.*                                      2,400            74,040
   Ferro Corp.                                          3,331            53,163
   Pioneer Cos., Inc.*                                  1,180            32,190
                                                                 --------------

TOTAL CHEMICALS                                                         942,024
                                                                 --------------

   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                              2,100           111,510
   Eagle Materials, Inc.+                               2,220           105,450
   Headwaters, Inc.*                                    3,950           100,962
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            317,922
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.1%
   Silgan Holdings, Inc.                                2,360    $       87,344
   Greif, Inc. -- Class A                               1,115            83,580
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            170,924
                                                                 --------------

   PAPER & FOREST PRODUCTS 0.1%
   Deltic Timber Corp.                                    960            54,115
   Glatfelter+                                          2,350            37,295
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                            91,410
                                                                 --------------

TOTAL MATERIALS                                                       2,902,468
                                                                 --------------

CONSUMER STAPLES 1.6%
   FOOD & DRUG RETAILING 0.6%
   Longs Drug Stores Corp.                              3,072           140,145
   United Natural Foods, Inc.*+                         3,990           131,750
   Performance Food Group Co.*+                         3,266            99,221
   Central European Distribution Corp.*+                3,675            92,463
   Andersons, Inc.                                      1,660            69,072
   Wild Oats Markets, Inc.*+                            3,162            61,975
   Great Atlantic & Pacific Tea Co.+                    2,300            52,256
   Nash Finch Co.                                       1,500            31,935
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             678,817
                                                                 --------------

   FOOD PRODUCTS 0.5%
   Flowers Foods, Inc.+                                 4,952           141,825
   Ralcorp Holdings, Inc.*                              2,430           103,348
   Corn Products International, Inc.                    2,920            89,352
   Tootsie Roll Industries, Inc.                        2,962            86,283
   Hain Celestial Group, Inc.*+                         2,570            66,203
   Seaboard Corp.                                          50            64,000
   Reddy Ice Holdings, Inc.                             1,660            33,781
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     584,792
                                                                 --------------

   PERSONAL PRODUCTS 0.3%
   NBTY, Inc.*                                          5,700           136,287
   Chattem, Inc.*                                       1,740            52,844
   Elizabeth Arden, Inc.*                               1,940            34,687
   Medifast, Inc.*                                      1,900            33,953

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Parlux Fragrances, Inc.*                             3,310    $       32,074
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 289,845
                                                                 --------------

   BEVERAGES 0.1%
   Hansen Natural Corp.*                                  550           104,704
                                                                 --------------

TOTAL BEVERAGES                                                         104,704
                                                                 --------------

   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                          2,270            97,724
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                 97,724
                                                                 --------------

   TOBACCO 0.0%
   Alliance One International, Inc.                     7,892            35,040
                                                                 --------------

TOTAL TOBACCO                                                            35,040
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,790,922
                                                                 --------------

UTILITIES 1.6%
   ELECTRIC UTILITIES 0.8%
   IDACORP, Inc.                                        4,110           140,932
   Duquesne Light Holdings, Inc.                        6,992           114,948
   Cleco Corp.                                          4,682           108,857
   Sierra Pacific Resources*+                           7,600           106,400
   Unisource Energy Corp.                               3,342           104,103
   Otter Tail Power Co.                                 3,592            98,169
   Portland General Electric Co.                        3,310            82,651
   Allete, Inc.+                                          900            42,615
   Westar Energy, Inc.                                  1,500            31,575
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                830,250
                                                                 --------------

   GAS UTILITIES 0.5%
   Nicor, Inc.+                                         4,142           171,893
   Southwest Gas Corp.                                  3,692           115,707
   Northwest Natural Gas Co.+                           2,822           104,499
   South Jersey Industries, Inc.                        3,232            88,525
   Laclede Group, Inc.                                  2,540            87,274
   Southern Union, Co.                                      1                19
                                                                 --------------

TOTAL GAS UTILITIES                                                     567,917
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MULTI-UTILITIES 0.2%
   Avista Corp.                                         4,692    $      107,119
   Ormat Technologies, Inc.                               900            34,335
   Aquila, Inc.*                                        7,810            32,880
                                                                 --------------

TOTAL MULTI-UTILITIES                                                   174,334
                                                                 --------------

   WATER UTILITIES 0.1%
   California Water Service Group                       2,130            76,126
   American States Water Co.                            1,090            38,858
   SJW Corp.                                            1,410            35,885
                                                                 --------------

TOTAL WATER UTILITIES                                                   150,869
                                                                 --------------

TOTAL UTILITIES                                                       1,723,370
                                                                 --------------

TELECOMMUNICATION SERVICES 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   Time Warner Telecom, Inc. -- Class A*+               7,400           109,890
   Level 3 Communications, Inc.*+                      22,800           101,232
   Broadwing Corp.*+                                    8,180            84,663
   Golden Telecom, Inc.                                 2,160            54,756
   NeuStar, Inc.*+                                      1,530            51,637
   Valor Communications Group, Inc.+                    4,440            50,838
   Iowa Telecommunications Services, Inc.               2,040            38,597
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            491,613
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   SBA Communications Corp.*                            4,170           109,004
   Dobson Communications Corp. -- Class A*+            12,903            99,740
   Ubiquitel, Inc.*                                     9,044            93,515
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               302,259
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        793,872
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $59,100,545)                                                67,217,225
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 28.6%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
   5.17% due 07/03/06                            $  3,352,893    $    3,352,893
Credit Suisse at
   4.55% due 07/03/06++                             4,526,797         4,526,797
Lehman Brothers, Inc. at
   4.45% due 07/03/06                                   3,208             3,208
Bear Stearns Cos., Inc. at
   4.40% due 07/03/06                              10,706,730        10,706,730
Morgan Stanley at
   4.40% due 07/03/06                               6,067,147         6,067,147
Citigroup, Inc. at
   4.10% due 07/03/06                               6,245,593         6,245,593
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $30,902,368)                                                30,902,368
                                                                 --------------

SECURITIES LENDING COLLATERAL 15.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bancorp       17,023,932        17,023,932
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,023,932)                                                   17,023,932
                                                                 --------------

TOTAL INVESTMENTS 106.7%
   (Cost $107,026,845)                                           $  115,143,525
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%                   $   (7,238,361)
                                                                 --------------

NET ASSETS - 100.0%                                              $  107,905,164

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Russell 2000
   Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $43,476,000)                                 600    $      521,417
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
August 2006 Russell 2000
   Index Swap, Maturing 08/23/06**
   (Notional Market Value $35,639,271)                 49,180    $      836,569
September 2006 Russell 2000
   Index Swap, Maturing 09/28/06**
   (Notional Market Value $14,818,760)                 20,449           409,993

(TOTAL NOTIONAL MARKET VALUE $50,458,031)                        $    1,246,562
                                                                 --------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2006.

++ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 36.5%

FINANCIALS 8.0%
   REAL ESTATE 2.8%
   Alexandria Real Estate Equities, Inc.                  130    $       11,528
   Highwoods Properties, Inc.                             256             9,262
   LaSalle Hotel Properties                               188             8,704
   Post Properties, Inc.                                  186             8,433
   American Home Mortgage Investment Corp.                220             8,109
   BioMed Realty Trust, Inc.                              270             8,084
   Nationwide Health Properties, Inc.                     350             7,878
   Washington Real Estate Investment Trust                210             7,707
   KKR Financial Corp.                                    370             7,700
   Pennsylvania Real Estate Investment Trust              190             7,670
   Potlatch Corp.                                         200             7,550
   Corporate Office Properties Trust SBI/MD               174             7,322
   Mid-America Apartment Communities, Inc.                110             6,133
   FelCor Lodging Trust, Inc.                             282             6,131
   Maguire Properties, Inc.                               170             5,979
   Strategic Hotel Capital, Inc.                          280             5,807
   Trammell Crow Co.*                                     160             5,627
   Entertainment Properties Trust                         130             5,597
   National Retail Properties, Inc.                       280             5,586
   Home Properties, Inc.                                  100             5,551
   Colonial Properties Trust                              110             5,434
   Sunstone Hotel Investors, Inc.                         186             5,405
   Senior Housing Properties Trust                        300             5,373
   Taubman Centers, Inc.                                  130             5,317
   Jones Lang LaSalle, Inc.                                60             5,253
   Highland Hospitality Corp.                             370             5,210
   Eastgroup Properties, Inc.                             110             5,135
   PS Business Parks, Inc.                                 86             5,074
   Tanger Factory Outlet Centers, Inc.                    156             5,050
   Equity Inns, Inc.                                      300             4,968
   Impac Mortgage Holdings, Inc.                          440             4,919
   Heritage Property Investment Trust                     140             4,889
   Sovran Self Storage, Inc.                               96             4,876
   DiamondRock Hospitality Co.                            320             4,739

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Equity Lifestyle Properties, Inc.                      108    $        4,734
   Spirit Finance Corp.                                   420             4,729
   Innkeepers USA Trust                                   270             4,666
   Kilroy Realty Corp.                                     60             4,335
   Brandywine Realty Trust                                120             3,860
   Cousins Properties, Inc.                               110             3,402
   Acadia Realty Trust                                    140             3,311
   First Potomac Realty Trust                             106             3,158
   LTC Properties, Inc.                                   130             2,906
   Saul Centers, Inc.                                      68             2,773
   Fieldstone Investment Corp.                            302             2,766
   Digital Realty Trust, Inc.                             110             2,716
                                                                 --------------

TOTAL REAL ESTATE                                                       261,356
                                                                 --------------

   BANKS 2.6%
   First Midwest Bancorp, Inc./IL                         230             8,528
   Westamerica Bancorporation                             172             8,423
   SVB Financial Group*                                   182             8,274
   UCBH Holdings, Inc.                                    446             7,377
   United Bankshares, Inc.                                200             7,326
   Hancock Holding Co.                                    130             7,280
   Umpqua Holding Corp.                                   282             7,233
   Greater Bay Bancorp                                    250             7,187
   Pacific Capital Bancorp                                230             7,158
   Sterling Financial Corp./WA                            194             5,919
   First Community Bancorp/CA                             100             5,908
   Provident Bankshares Corp.                             160             5,822
   Chittenden Corp.                                       222             5,739
   Central Pacific Financial Corp.                        146             5,650
   Susquehanna Bancshares, Inc.                           230             5,497
   Alabama National Bancorporation                         80             5,452
   BancorpSouth, Inc.                                     200             5,450
   First Republic Bank                                    118             5,404
   Wintrust Financial Corp.                               106             5,390
   UMB Financial Corp.                                    160             5,334
   Republic Bancorp, Inc./MI                              430             5,328
   Signature Bank/NY*                                     160             5,181
   Glacier Bancorp, Inc.                                  170             4,976
   National Penn Bancshares, Inc.                         250             4,965
   Boston Private Financial Holdings, Inc.                176             4,910
   Citizens Banking Corp./MI                              200             4,882
   Sterling Bancshares, Inc./TX                           260             4,875
   Frontier Financial Corp.                               140             4,759
   FNB Corp.                                              300             4,731


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MB Financial Corp.                                     130    $        4,597
   Texas Regional Bancshares, Inc. -- Class A             120             4,550
   Hanmi Financial Corp.                                  230             4,471
   First Bancorp Puerto Rico                              450             4,185
   PrivateBancorp, Inc.                                   100             4,141
   First Citizens BancShares, Inc. -- Class A              20             4,010
   Prosperity Bancshares, Inc.                            120             3,947
   Trustmark Corp.                                        120             3,716
   City Holding Co.                                        86             3,108
   Independent Bank Corp./MI                              110             2,901
   Sandy Spring Bancorp, Inc.                              80             2,885
   Columbia Banking Systems, Inc.                          76             2,841
   Community Trust Bancorp, Inc.                           80             2,794
   Capitol Bancorp, Ltd.                                   70             2,727
   First State Bancorporation/NM                          106             2,521
   Centennial Bank Holdings, Inc.*                        200             2,068
   1st Source Corp.                                        60             2,030
   Cathay General Bancorp                                  50             1,819
   Midwest Banc Holdings, Inc.                             80             1,780
   First Indiana Corp.                                     68             1,770
   Oriental Financial Group                               138             1,761
   R&G Financial Corp. -- Class B                         200             1,718
   Nara Bancorp, Inc.                                      90             1,688
   Center Financial Corp.                                  70             1,655
   Wilshire Bancorp, Inc.                                  90             1,622
   Preferred Bank/CA                                       30             1,608
   Sterling Bancorp/NY                                     80             1,560
   Seacoast Banking Corporation of Florida                 58             1,545
                                                                 --------------

TOTAL BANKS                                                             250,976
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 0.9%
   MAF Bancorp, Inc.                                      170             7,283
   Downey Financial Corp.                                 100             6,785
   First Niagara Financial Group, Inc.                    470             6,590
   Corus Bankshares, Inc.                                 190             4,974
   Accredited Home Lenders Holding Co.*                   104             4,972
   FirstFed Financial Corp.*                               86             4,960
   Bankunited Financial Corp. -- Class A                  160             4,883
   TrustCo Bank Corp./NY                                  430             4,739

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PFF Bancorp, Inc.                                      130    $        4,311
   Harbor Florida Bancshares, Inc.                        116             4,308
   Anchor BanCorp Wisconsin, Inc.                         120             3,621
   Fremont General Corp.                                  180             3,341
   BankAtlantic Bancorp, Inc. -- Class A                  210             3,116
   TierOne Corp.                                           90             3,039
   Triad Guaranty, Inc.*                                   60             2,933
   Flagstar Bancorp, Inc.                                 180             2,873
   Partners Trust Financial Group, Inc.                   240             2,738
   Federal Agricultural Mortgage Corp.                     70             1,939
   Fidelity Bankshares, Inc.                               60             1,909
   City Bank/WA                                            40             1,866
   First Place Financial Corp./OH                          80             1,841
   Ocwen Financial Corp.*                                 130             1,652
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                         84,673
                                                                 --------------

   INSURANCE 0.8%
   Ohio Casualty Corp.                                    290             8,622
   National Financial Partners Corp.                      180             7,976
   Delphi Financial Group, Inc. -- Class A                218             7,926
   Selective Insurance Group, Inc.                        140             7,822
   ProAssurance Corp.*                                    150             7,227
   Zenith National Insurance Corp.                        130             5,157
   RLI Corp.                                              106             5,107
   LandAmerica Financial Group, Inc.                       76             4,910
   Argonaut Group, Inc.*                                  160             4,806
   Safety Insurance Group, Inc.                            66             3,138
   Stewart Information Services Corp.                      78             2,832
   Tower Group, Inc.                                       90             2,722
   Presidential Life Corp.                                110             2,704
   American Physicians Capital, Inc.*                      50             2,630
   Navigators Group, Inc.*                                 56             2,454
   Infinity Property & Casualty Corp.                      50             2,050


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SeaBright Insurance Holdings, Inc.*                    100    $        1,611
                                                                 --------------

TOTAL INSURANCE                                                          79,694
                                                                 --------------

   CAPITAL MARKETS 0.5%
   Waddell & Reed Financial, Inc. -- Class A              400             8,224
   Knight Capital Group, Inc. -- Class A*                 510             7,767
   Piper Jaffray Cos., Inc.*                              108             6,611
   Investment Technology Group, Inc.*                      90             4,577
   Calamos Asset Management, Inc. -- Class A              148             4,291
   LaBranche & Co., Inc.*                                 352             4,263
   Greenhill & Co., Inc.                                   66             4,010
   optionsXpress Holdings, Inc.                           120             2,797
   GFI Group, Inc.*                                        30             1,618
                                                                 --------------

TOTAL CAPITAL MARKETS                                                    44,158
                                                                 --------------

   CONSUMER FINANCE 0.3%
   Cash America International, Inc.                       168             5,376
   CompuCredit Corp.*                                     120             4,613
   Advanta Corp.                                          120             4,314
   World Acceptance Corp.*                                 90             3,197
   Advance America Cash Advance Centers, Inc.             170             2,982
   Asta Funding, Inc.                                      60             2,247
   ACE Cash Express, Inc.*                                 68             1,990
   Ezcorp, Inc. -- Class A*                                50             1,884
                                                                 --------------

TOTAL CONSUMER FINANCE                                                   26,603
                                                                 --------------

   DIVERSIFIED FINANCIALS 0.1%
   Financial Federal Corp.                                160             4,450
   Portfolio Recovery Associates, Inc.*                    86             3,930
   Nasdaq Stock Market, Inc.*                             100             2,990
   International Securities Exchange, Inc.                 60             2,284
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                             13,654
                                                                 --------------

TOTAL FINANCIALS                                                        761,114
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 6.9%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.5%
   Varian Semiconductor Equipment
      Associates, Inc.*                                   260    $        8,479
   Cymer, Inc.*                                           176             8,177
   Microsemi Corp.*                                       326             7,948
   Sirf Technology Holdings, Inc.*                        180             5,800
   Zoran Corp.*                                           228             5,550
   OmniVision Technologies, Inc.*                         260             5,491
   Rambus, Inc.*                                          230             5,246
   Trident Microsystems, Inc.*                            276             5,238
   Semtech Corp.*                                         354             5,115
   Silicon Image, Inc.*                                   470             5,067
   ON Semiconductor Corp.*                                860             5,057
   Amkor Technology, Inc.*                                520             4,919
   ATMI, Inc.*                                            198             4,875
   Cirrus Logic, Inc.*                                    560             4,558
   Formfactor, Inc.*                                      100             4,463
   Cabot Microelectronics Corp.*                          146             4,425
   Atheros Communications, Inc.*                          216             4,095
   MKS Instruments, Inc.*                                 196             3,944
   Silicon Laboratories, Inc.*                            110             3,866
   Photronics, Inc.*                                      258             3,818
   Micrel, Inc.*                                          370             3,704
   Integrated Device Technology, Inc.*                    260             3,687
   Diodes, Inc.*                                           78             3,232
   Atmel Corp.*                                           580             3,219
   RF Micro Devices, Inc.*                                520             3,104
   Veeco Instruments, Inc.*                               130             3,099
   Fairchild Semiconductor International, Inc.*           170             3,089
   Cypress Semiconductor Corp.*                           190             2,763
   Intevac, Inc.*                                         120             2,602
   Netlogic Microsystems, Inc.*                            70             2,257
   Power Integrations, Inc.*                              120             2,098
   Asyst Technologies, Inc.*                              230             1,732
   ADE Corp.*                                              50             1,625
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           142,342
                                                                 --------------

   SOFTWARE 1.4%
   RSA Security, Inc.*                                    360             9,788


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Ansys, Inc.*                                           180    $        8,608
   Micros Systems, Inc.*                                  190             8,299
   Transaction Systems Architects,
      Inc. -- Class A*                                    190             7,921
   Hyperion Solutions Corp.*                              280             7,728
   TIBCO Software, Inc.*                                1,070             7,543
   MicroStrategy, Inc. -- Class A*                         76             7,412
   Nuance Communications, Inc.*                           620             6,237
   Informatica Corp.*                                     432             5,685
   Quest Software, Inc.*                                  370             5,195
   Macrovision Corp.*                                     236             5,079
   Intergraph Corp.*                                      150             4,724
   Sybase, Inc.*                                          230             4,462
   Advent Software, Inc.*                                 120             4,328
   Internet Security Systems, Inc.*                       220             4,147
   SPSS, Inc.*                                            120             3,857
   Factset Research Systems, Inc.                          80             3,784
   THQ, Inc.*                                             170             3,672
   Aspen Technology, Inc.*                                250             3,280
   Blackboard, Inc.*                                      100             2,896
   Open Solutions, Inc.*                                  106             2,821
   Progress Software Corp.*                               120             2,809
   Quality Systems, Inc.                                   76             2,798
   Lawson Software, Inc.*                                 380             2,546
   Secure Computing Corp.*                                290             2,494
   Filenet Corp.*                                          70             1,885
   Smith Micro Software, Inc.*                            110             1,762
                                                                 --------------

TOTAL SOFTWARE                                                          131,760
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 1.0%
   Interdigital Communications Corp.*                     270             9,426
   Polycom, Inc.*                                         398             8,724
   CommScope, Inc.*                                       266             8,358
   Foundry Networks, Inc.*                                710             7,569
   ADTRAN, Inc.                                           330             7,402
   Arris Group, Inc.*                                     490             6,429
   Avocent Corp.*                                         240             6,300
   3Com Corp.*                                          1,050             5,376
   Plantronics, Inc.                                      240             5,330
   Redback Networks, Inc.*                                284             5,209
   Netgear, Inc.*                                         210             4,546
   Sycamore Networks, Inc.*                             1,020             4,141
   Powerwave Technologies, Inc.*                          450             4,104

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------

   Black Box Corp.                                        106    $        4,063
   Ciena Corp.*                                           810             3,896
   Extreme Networks, Inc.*                                650             2,704
   Packeteer, Inc.*                                       210             2,381
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           95,958
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   Plexus Corp.*                                          226             7,731
   Benchmark Electronics, Inc.*                           320             7,718
   Itron, Inc.*                                           126             7,467
   Flir Systems, Inc.*                                    330             7,280
   Coherent, Inc.*                                        156             5,262
   Rogers Corp.*                                           90             5,071
   Rofin-Sinar Technologies, Inc.*                         88             5,057
   Global Imaging Systems, Inc.*                          120             4,954
   Scansource, Inc.*                                      150             4,398
   MTS Systems Corp.                                      106             4,188
   Brightpoint, Inc.*                                     280             3,788
   Littelfuse, Inc.*                                      100             3,438
   TTM Technologies, Inc.*                                220             3,183
   CTS Corp.                                              210             3,127
   KEMET Corp.*                                           330             3,043
   Park Electrochemical Corp.                             110             2,832
   Agilsys, Inc.                                          150             2,700
   Electro Scientific Industries, Inc.*                   150             2,699
   Checkpoint Systems, Inc.*                              100             2,221
   LoJack Corp.*                                          100             1,886
   Multi-Fineline Electronix, Inc.*                        50             1,660
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 89,703
                                                                 --------------

   INTERNET SOFTWARE & SERVICES 0.9%
   aQuantive, Inc.*                                       342             8,663
   Digital River, Inc.*                                   190             7,674
   ValueClick, Inc.*                                      460             7,061
   j2 Global Communications, Inc.*                        216             6,743
   RealNetworks, Inc.*                                    586             6,270
   Openwave Systems, Inc.*                                500             5,770
   EarthLink, Inc.*                                       660             5,716
   Digital Insight Corp.*                                 160             5,486
   Websense, Inc.*                                        246             5,053
   Digitas, Inc.*                                         430             4,997
   United Online, Inc.                                    370             4,440


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   InfoSpace, Inc.*                                       190    $        4,307
   WebEx Communications, Inc.*                             90             3,199
   CNET Networks, Inc.*                                   360             2,873
   Vignette Corp.*                                        180             2,624
   Bankrate, Inc.*                                         50             1,888
   Click Commerce, Inc.*                                   90             1,776
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                       84,540
                                                                 --------------

   IT CONSULTING & SERVICES 0.6%
   MPS Group, Inc.*                                       510             7,681
   BISYS Group, Inc.*                                     550             7,535
   Perot Systems Corp. -- Class A*                        400             5,792
   CSG Systems International, Inc.*                       230             5,690
   Acxiom Corp.                                           220             5,500
   MoneyGram International, Inc.                          160             5,432
   eFunds Corp.*                                          230             5,072
   Talx Corp.                                             200             4,374
   MAXIMUS, Inc.                                          116             2,685
   Mantech International Corp. -- Class A*                 76             2,345
   SYKES Enterprises, Inc.*                               120             1,939
   Euronet Worldwide, Inc.*                                50             1,919
   infoUSA, Inc. -- Class B                               168             1,732
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                           57,696
                                                                 --------------

   COMPUTERS & PERIPHERALS 0.6%
   Komag, Inc.*                                           160             7,389
   Palm, Inc.*                                            430             6,923
   Brocade Communications Systems, Inc.*                1,110             6,815
   Electronics for Imaging, Inc.*                         266             5,554
   Rackable Systems, Inc.*                                140             5,529
   Emulex Corp.*                                          330             5,369
   Intermec, Inc.*                                        230             5,276
   Imation Corp.                                           90             3,694
   McData Corp. -- Class A*                               760             3,101
   Synaptics, Inc.*                                       116             2,482
   Neoware, Inc.*                                         150             1,844
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                            53,976
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                            655,975
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 5.7%
   SPECIALTY RETAIL 1.4%
   Aeropostale, Inc.*                                     290    $        8,378
   Payless Shoesource, Inc.*                              308             8,368
   Regis Corp.                                            216             7,692
   Charming Shoppes, Inc.*                                640             7,194
   Group 1 Automotive, Inc.                               126             7,099
   Too, Inc.*                                             180             6,910
   Pacific Sunwear of California, Inc.*                   330             5,917
   Children's Place Retail Stores, Inc.*                   98             5,885
   Pantry, Inc.*                                          100             5,754
   Select Comfort Corp.*                                  250             5,742
   Gymboree Corp.*                                        160             5,562
   Dress Barn, Inc.*                                      216             5,476
   GameStop Corp. -- Class A*                             130             5,460
   Christopher & Banks Corp.                              176             5,104
   Cato Corp. -- Class A                                  190             4,911
   Hibbett Sporting Goods, Inc.*                          190             4,541
   Genesco, Inc.*                                         126             4,268
   Sonic Automotive, Inc.                                 186             4,125
   Guess ?, Inc.*                                          98             4,091
   Tractor Supply Co.*                                     70             3,869
   Jos. A.  Bank Clothiers, Inc.*                         118             2,827
   United Auto Group, Inc.                                130             2,775
   CSK Auto Corp.*                                        230             2,750
   Talbots, Inc.                                          128             2,362
   Citi Trends, Inc.*                                      40             1,708
   Buckle, Inc.                                            40             1,675
   Home Solutions of America, Inc.*                       270             1,666
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                  132,109
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 1.1%
   Aztar Corp.*                                           160             8,313
   Pinnacle Entertainment, Inc.*                          252             7,724
   Ruby Tuesday, Inc.                                     304             7,421
   Jack in the Box, Inc.*                                 178             6,977
   Shuffle Master, Inc.*                                  190             6,228
   Vail Resorts, Inc.*                                    166             6,159
   Rare Hospitality International, Inc.*                  180             5,177
   CEC Entertainment, Inc.*                               160             5,139
   Bob Evans Farms, Inc.                                  170             5,102
   CKE Restaurants, Inc.                                  306             5,083
   Domino's Pizza, Inc.                                   196             4,849
   IHOP Corp.                                              98             4,712


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Papa John's International, Inc.*                       136    $        4,515
   CBRL Group, Inc.                                        90             3,053
   WMS Industries, Inc.*                                  110             3,013
   Speedway Motorsports, Inc.                              76             2,868
   Landry's Restaurants, Inc.                              86             2,791
   Ameristar Casinos, Inc.                                138             2,684
   Steak n Shake Co.*                                     170             2,574
   Six Flags, Inc.*                                       320             1,798
   Krispy Kreme Doughnuts, Inc.*                          214             1,742
   Applebee's International, Inc.                          90             1,730
   Monarch Casino & Resort, Inc.*                          60             1,687
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     101,339
                                                                 --------------

   MEDIA 0.7%
   Catalina Marketing Corp.                               270             7,684
   Reader's Digest Association, Inc.                      490             6,840
   Valassis Communications, Inc.*                         280             6,605
   Arbitron, Inc.                                         150             5,749
   Lee Enterprises, Inc.                                  210             5,660
   Entercom Communications Corp.                          202             5,284
   Scholastic Corp.*                                      180             4,675
   Belo Corp. -- Class A                                  250             3,900
   Advo, Inc.                                             150             3,692
   Morningstar, Inc.*                                      70             2,904
   Cumulus Media, Inc. -- Class A*                        240             2,561
   Courier Corp.                                           50             2,001
   Playboy Enterprises, Inc. -- Class B*                  180             1,796
   Journal Register Co.                                   190             1,702
   Citadel Broadcasting Corp.                             190             1,691
   World Wrestling Entertainment, Inc.                    100             1,689
                                                                 --------------

TOTAL MEDIA                                                              64,433
                                                                 --------------

   TEXTILES & APPAREL 0.6%
   Phillips-Van Heusen Corp.                              240             9,158
   Brown Shoe Co., Inc.                                   148             5,044
   Carter's, Inc.*                                        190             5,022
   Warnaco Group, Inc.*                                   260             4,857
   Kellwood Co.                                           150             4,390
   K-Swiss, Inc. -- Class A                               158             4,219

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Timberland Co. -- Class A*                             160    $        4,176
   Steven Madden, Ltd.                                    130             3,851
   Fossil, Inc.*                                          210             3,782
   Wolverine World Wide, Inc.                             150             3,499
   Columbia Sportswear Co.*                                70             3,168
   Oxford Industries, Inc.                                 80             3,153
   Skechers U.S.A., Inc. -- Class A*                      110             2,652
   Deckers Outdoor Corp.*                                  50             1,928
   True Religion Apparel, Inc.*                           100             1,770
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                 60,669
                                                                 --------------

   HOUSEHOLD DURABLES 0.6%
   Ethan Allen Interiors, Inc.                            174             6,360
   Jarden Corp.*                                          180             5,481
   Furniture Brands International, Inc.                   260             5,418
   American Greetings Corp. -- Class A                    250             5,252
   Meritage Homes Corp.*                                  110             5,197
   Yankee Candle Co., Inc.                                196             4,902
   Champion Enterprises, Inc.*                            440             4,858
   WCI Communities, Inc.*                                 218             4,391
   La-Z-Boy, Inc.                                         300             4,200
   Brookfield Homes Corp.                                  90             2,966
   Interface, Inc. -- Class A*                            236             2,702
   Avatar Holdings, Inc.*                                  30             1,709
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                 53,436
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Sotheby's Holdings, Inc. -- Class A*                   290             7,612
   DeVry, Inc.*                                           330             7,250
   Strayer Education, Inc.                                 70             6,798
   Jackson Hewitt Tax Service, Inc.                       170             5,329
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     26,989
                                                                 --------------

   AUTO COMPONENTS 0.3%
   Tenneco Automotive, Inc.*                              242             6,292
   ArvinMeritor, Inc.                                     320             5,501
   Modine Manufacturing Co.                               190             4,438
   LKQ Corp.*                                             220             4,180
   Aftermarket Technology Corp.*                          110             2,734


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Drew Industries, Inc.*                                  80    $        2,592
                                                                 --------------

TOTAL AUTO COMPONENTS                                                    25,737
                                                                 --------------

   INTERNET & CATALOG RETAIL 0.2%
   Netflix, Inc.*                                         210             5,714
   Priceline.com, Inc.*                                   150             4,479
   Coldwater Creek, Inc.*                                 140             3,747
   Nutri/System, Inc.*                                     60             3,728
   Stamps.com, Inc.*                                       98             2,726
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                          20,394
                                                                 --------------

   MULTILINE RETAIL 0.1%
   Big Lots, Inc.*                                        510             8,711
   99 Cents Only Stores*                                  180             1,883
   Bon-Ton Stores, Inc.                                    80             1,750
   Conn's, Inc.*                                           60             1,593
                                                                 --------------

TOTAL MULTILINE RETAIL                                                   13,937
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Marvel Entertainment, Inc.*                            250             5,000
   RC2 Corp.*                                              94             3,634
   Jakks Pacific, Inc.*                                   136             2,732
   Callaway Golf Co.                                      160             2,079
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       13,445
                                                                 --------------

   DISTRIBUTORS 0.1%
   Building Material Holding Corp.                        160             4,459
   Keystone Automotive Industries, Inc.*                  100             4,222
   DXP Enterprises, Inc.*                                  60             1,864
                                                                 --------------

TOTAL DISTRIBUTORS                                                       10,545
                                                                 --------------

   AUTOMOBILES 0.1%
   Winnebago Industries, Inc.                             170             5,277
   Thor Industries, Inc.                                   80             3,876
                                                                 --------------

TOTAL AUTOMOBILES                                                         9,153
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Alderwoods Group, Inc.*                                230    $        4,476
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                    4,476
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                            536,662
                                                                 --------------

INDUSTRIALS 5.3%
   COMMERCIAL SERVICES & SUPPLIES 1.3%
   United Stationers, Inc.*                               166             8,187
   Waste Connections, Inc.*                               220             8,008
   Brady Corp. -- Class A                                 208             7,663
   Watson Wyatt & Co., Holdings                           210             7,378
   Labor Ready, Inc.*                                     264             5,980
   John H. Harland Co.                                    130             5,655
   Mine Safety Appliances Co.                             136             5,467
   FTI Consulting, Inc.*                                  200             5,354
   Resources Connection, Inc.*                            210             5,254
   American Reprographics Co.*                            140             5,075
   NCO Group, Inc.*                                       180             4,759
   Advisory Board Co.*                                     98             4,713
   Covanta Holding Corp.*                                 250             4,412
   Korn/Ferry International, Inc.*                        220             4,310
   Administaff, Inc.                                      120             4,297
   Viad Corp.                                             136             4,257
   IKON Office Solutions, Inc.                            300             3,780
   Consolidated Graphics, Inc.*                            56             2,915
   Rollins, Inc.                                          140             2,750
   Cenveo, Inc.*                                          150             2,693
   Corrections Corporation of America*                     50             2,647
   CRA International, Inc.*                                58             2,618
   Spherion Corp.*                                        260             2,371
   Mobile Mini, Inc.*                                      80             2,341
   Banta Corp.                                             50             2,317
   School Specialty, Inc.*                                 60             1,911
   Sourcecorp, Inc.*                                       70             1,735
   Hudson Highland Group, Inc.*                           160             1,726
   ICT Group, Inc.*                                        70             1,717
   Sirva, Inc.*                                           250             1,618
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    123,908
                                                                 --------------

   MACHINERY 1.1%
   Wabtec Corp.                                           230             8,602


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bucyrus International, Inc. -- Class A                 150    $        7,575
   Navistar International Corp.*                          250             6,152
   Lincoln Electric Holdings, Inc.                         90             5,638
   JLG Industries, Inc.                                   250             5,625
   Kennametal, Inc.                                        90             5,602
   Albany International Corp. -- Class A                  130             5,511
   Mueller Industries, Inc.                               166             5,483
   Crane Co.                                              130             5,408
   Manitowoc Co., Inc.                                    120             5,340
   Trinity Industries, Inc.                               120             4,848
   Valmont Industries, Inc.                               100             4,649
   EnPro Industries, Inc.*                                128             4,301
   Gardner Denver, Inc.*                                  110             4,235
   Barnes Group, Inc.                                     206             4,110
   AGCO Corp.*                                            120             3,158
   Kaydon Corp.                                            80             2,985
   American Science & Engineering, Inc.*                   50             2,896
   Freightcar America, Inc.                                50             2,776
   Astec Industries, Inc.*                                 80             2,730
   Middleby Corp.*                                         30             2,597
                                                                 --------------

TOTAL MACHINERY                                                         100,221
                                                                 --------------

   AEROSPACE & DEFENSE 0.6%
   BE Aerospace, Inc.*                                    358             8,184
   Hexcel Corp.*                                          460             7,226
   Ceradyne, Inc.*                                        130             6,434
   Moog, Inc. -- Class A*                                 180             6,160
   Teledyne Technologies, Inc.*                           166             5,438
   Armor Holdings, Inc.*                                   90             4,935
   DRS Technologies, Inc.                                 100             4,875
   Triumph Group, Inc.*                                   100             4,800
   Esterline Technologies Corp.*                           70             2,911
   United Industrial Corp./NY                              60             2,715
   Herley Industries, Inc.*                               160             1,794
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                                55,472
                                                                 --------------

   ELECTRICAL EQUIPMENT 0.6%
   Acuity Brands, Inc.                                    210             8,171
   General Cable Corp.*                                   230             8,050
   Genlyte Group, Inc.*                                   110             7,967
   Regal-Beloit Corp.                                     166             7,329
   Belden CDT, Inc.                                       220             7,271
   Woodward Governor Co.                                  156             4,760
   Encore Wire Corp.*                                     126             4,528

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   A.O. Smith Corp.                                        96    $        4,451
   Superior Essex, Inc.*                                   96             2,873
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                               55,400
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Watsco, Inc.                                           100             5,982
   WESCO International, Inc.*                              80             5,520
   United Rentals, Inc.*                                  170             5,437
   Beacon Roofing Supply, Inc.*                           220             4,842
   UAP Holding Corp.                                      198             4,318
   Applied Industrial Technologies, Inc.                  110             2,674
   GATX Corp.                                              60             2,550
   BlueLinx Holdings, Inc.                                130             1,697
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   33,020
                                                                 --------------

   ROAD & RAIL 0.3%
   Genesee & Wyoming, Inc. -- Class A*                    176             6,243
   Arkansas Best Corp.                                    120             6,025
   Knight Transportation, Inc.                            280             5,656
   Amerco, Inc.*                                           50             5,033
   Kansas City Southern*                                  100             2,770
   SCS Transportation, Inc.*                               70             1,927
   Florida East Coast Industries, Inc.                     30             1,570
                                                                 --------------

TOTAL ROAD & RAIL                                                        29,224
                                                                 --------------

   BUILDING PRODUCTS 0.3%
   Simpson Manufacturing Co., Inc.                        168             6,057
   NCI Building Systems, Inc.*                             96             5,104
   Universal Forest Products, Inc.                         80             5,019
   Lennox International, Inc.                             140             3,707
   ElkCorp                                                 96             2,666
   Ameron International Corp.                              30             2,011
   Builders FirstSource, Inc.*                             90             1,832
   PW Eagle, Inc.                                          60             1,814
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                  28,210
                                                                 --------------

   AIRLINES 0.3%
   SkyWest, Inc.                                          340             8,432
   AirTran Holdings, Inc.*                                438             6,508


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Alaska Air Group, Inc.*                                140    $        5,519
   Continental Airlines, Inc. -- Class B*                 180             5,364
                                                                 --------------

TOTAL AIRLINES                                                           25,823
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.2%
   Granite Construction, Inc.                             184             8,330
   EMCOR Group, Inc.*                                     160             7,787
   Quanta Services, Inc.*                                 320             5,545
   URS Corp.*                                              60             2,520
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                         24,182
                                                                 --------------

   AIR FREIGHT & COURIERS 0.2%
   EGL, Inc.*                                             170             8,534
   Pacer International, Inc.                              178             5,799
   HUB Group, Inc. -- Class A*                            206             5,053
   Forward Air Corp.                                       50             2,037
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                             21,423
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 0.1%
   Walter Industries, Inc.                                 90             5,188
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                            5,188
                                                                 --------------

   MARINE 0.0%
   American Commercial Lines, Inc.*                        30             1,808
                                                                 --------------

TOTAL MARINE                                                              1,808
                                                                 --------------

TOTAL INDUSTRIALS                                                       503,879
                                                                 --------------

HEALTH CARE 4.5%
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Hologic, Inc.*                                         210            10,366
   Kyphon, Inc.*                                          210             8,056
   Steris Corp.                                           340             7,772
   Mentor Corp.                                           170             7,395
   Haemonetics Corp./MA*                                  140             6,511
   American Medical Systems Holdings, Inc.*               382             6,360
   Immucor, Inc.*                                         290             5,577
   Lifecell Corp.*                                        176             5,442
   West Pharmaceutical Services, Inc.                     146             5,297

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bio--Rad Laboratories, Inc. -- Class A*                 76    $        4,935
   Dionex Corp.*                                           90             4,919
   Intuitive Surgical, Inc.*                               40             4,719
   DJ Orthopedics, Inc.*                                  128             4,714
   Biosite, Inc.*                                         100             4,566
   PolyMedica Corp.                                       126             4,531
   Invacare Corp.                                         180             4,478
   Palomar Medical Technologies, Inc.*                     98             4,472
   Thoratec Corp.*                                        310             4,300
   Integra LifeSciences Holdings Corp.*                   108             4,192
   Conmed Corp.*                                          150             3,105
   ICU Medical, Inc.*                                      70             2,957
   ArthroCare Corp.*                                       70             2,941
   SurModics, Inc.*                                        80             2,889
   Molecular Devices Corp.*                                86             2,628
   Candela Corp.*                                         160             2,538
   Abaxis, Inc.*                                          100             2,237
   OraSure Technologies, Inc.*                            200             1,904
   Aspect Medical Systems, Inc.*                          100             1,744
   Varian, Inc.*                                           40             1,660
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  133,205
                                                                 --------------

   BIOTECHNOLOGY 1.3%
   ICOS Corp.*                                            370             8,136
   Alkermes, Inc.*                                        420             7,946
   Cubist Pharmaceuticals, Inc.*                          290             7,302
   United Therapeutics Corp.*                             106             6,124
   Myogen, Inc.*                                          204             5,916
   Vertex Pharmaceuticals, Inc.*                          160             5,874
   Serologicals Corp.*                                    184             5,785
   BioMarin Pharmaceuticals, Inc.*                        400             5,748
   Illumina, Inc.*                                        190             5,635
   Martek Biosciences Corp.*                              190             5,500
   Amylin Pharmaceuticals, Inc.*                          110             5,431
   Myriad Genetics, Inc.*                                 206             5,202
   Nuvelo, Inc.*                                          300             4,995
   Telik, Inc.*                                           290             4,785
   Exelixis, Inc.*                                        450             4,523
   Medarex, Inc.*                                         330             3,171
   Digene Corp.*                                           76             2,944
   Neurocrine Biosciences, Inc.*                          260             2,756
   Luminex Corp.*                                         150             2,609
   Keryx Biopharmaceuticals, Inc.*                        180             2,556


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Pharmion Corp.*                                        140    $        2,384
   Nektar Therapeutics*                                   120             2,201
   Alexion Pharmaceuticals, Inc.*                          60             2,167
   Phase Forward, Inc.*                                   160             1,843
   Senomyx, Inc.*                                         126             1,818
   Momenta Pharmaceuticals, Inc.*                         140             1,779
   Enzon Pharmaceuticals, Inc.*                           230             1,734
   BioCryst Pharmaceuticals, Inc.*                        120             1,720
   Novavax, Inc.*                                         340             1,714
   Renovis, Inc.*                                         110             1,684
   Sirna Therapeutics, Inc.*                              290             1,653
   Tanox, Inc.*                                           118             1,632
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     125,267
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES 1.2%
   Healthways, Inc.*                                      156             8,212
   Psychiatric Solutions, Inc.*                           256             7,337
   Chemed Corp.                                           130             7,089
   United Surgical Partners
      International, Inc.*                                228             6,856
   Sunrise Senior Living, Inc.*                           230             6,359
   Magellan Health Services, Inc.*                        130             5,890
   American Retirement Corp.*                             166             5,440
   Pediatrix Medical Group, Inc.*                         120             5,436
   Owens & Minor, Inc.                                    188             5,377
   LCA-Vision, Inc.                                        98             5,185
   inVentiv Health, Inc.*                                 168             4,835
   Genesis HealthCare Corp.*                              100             4,737
   Per-Se Technologies, Inc.*                             186             4,683
   Apria Healthcare Group, Inc.*                          240             4,536
   Eclipsys Corp.*                                        230             4,177
   HealthExtras, Inc.*                                    120             3,626
   The Trizetto Group, Inc.*                              210             3,106
   Centene Corp.*                                         110             2,588
   Odyssey HealthCare, Inc.*                              130             2,284
   PRA International*                                      80             1,782
   PSS World Medical, Inc.*                               100             1,765
   Gentiva Health Services, Inc.*                         110             1,763
   Dendrite International, Inc.*                          190             1,756
   Vital Images, Inc.*                                     70             1,729

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Visicu, Inc.*                                           90    $        1,589
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  108,137
                                                                 --------------
   PHARMACEUTICALS 0.6%
   Valeant Pharmaceuticals International                  450             7,614
   MGI Pharma, Inc.*                                      310             6,665
   Medicis Pharmaceutical Corp. -- Class A                270             6,480
   Perrigo Co.                                            360             5,796
   Alpharma, Inc. -- Class A                              206             4,952
   KV Pharmaceutical Co.*                                 220             4,105
   Adolor Corp.*                                          150             3,751
   Par Pharmaceutical Cos., Inc.*                         200             3,692
   Viropharma, Inc.*                                      350             3,017
   Sciele Pharma, Inc.*                                   130             3,015
   Connetics Corp.*                                       150             1,764
   Pozen, Inc.*                                           250             1,760
   Pain Therapeutics, Inc.*                               210             1,754
   CNS, Inc.                                               70             1,715
   New River Pharmaceuticals, Inc.*                        60             1,710
                                                                 --------------

TOTAL PHARMACEUTICALS                                                    57,790
                                                                 --------------

TOTAL HEALTH CARE                                                       424,399
                                                                 --------------

ENERGY 2.2%
   OIL & GAS 1.2%
   KCS Energy, Inc.*                                      260             7,722
   Penn Virginia Corp.                                     90             6,289
   Swift Energy Co.*                                      136             5,838
   St. Mary Land & Exploration Co.                        140             5,635
   Cimarex Energy Co.                                     130             5,590
   Frontier Oil Corp.                                     170             5,508
   Berry Petroleum Co. -- Class A                         166             5,503
   World Fuel Services Corp.                              120             5,483
   Cabot Oil & Gas Corp.                                  110             5,390
   Alpha Natural Resources, Inc.*                         270             5,297
   Giant Industries, Inc.*                                 78             5,191
   Atlas America, Inc.*                                   110             4,929
   Parallel Petroleum Corp.*                              190             4,695
   Holly Corp.                                             90             4,338
   Helix Energy Solutions Group, Inc.*                    100             4,036


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Rosetta Resources, Inc.*                               230    $        3,808
   Western Refining, Inc.                                 140             3,021
   Pacific Ethanol, Inc.*                                 130             3,006
   Petroleum Development Corp.*                            76             2,865
   Foundation Coal Holdings, Inc.                          60             2,816
   Harvest Natural Resources, Inc.*                       200             2,708
   Crosstex Energy, Inc.                                   26             2,472
   USEC, Inc.                                             180             2,133
   GMX Resources, Inc.*                                    60             1,855
   Edge Petroleum Corp.*                                   80             1,598
   Alon USA Energy, Inc.                                   50             1,574
   W&T Offshore, Inc.                                      30             1,167
   Cheniere Energy, Inc.*                                   2                78
                                                                 --------------

TOTAL OIL & GAS                                                         110,545
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 1.0%
   Maverick Tube Corp.*                                   170            10,742
   Lone Star Technologies, Inc.*                          160             8,643
   Oil States International, Inc.*                        230             7,884
   W-H Energy Services, Inc.*                             150             7,625
   Grey Wolf, Inc.*                                       982             7,561
   Hydril*                                                 90             7,067
   NS Group, Inc.*                                        106             5,838
   Superior Energy Services, Inc.*                        160             5,424
   Lufkin Industries, Inc.                                 78             4,636
   Parker Drilling Co.*                                   628             4,509
   SEACOR Holdings, Inc.*                                  40             3,284
   Todco -- Class A                                        80             3,268
   Oceaneering International, Inc.*                        70             3,210
   Veritas DGC, Inc.*                                      60             3,095
   Tetra Technologies, Inc.*                              100             3,029
   Atwood Oceanics, Inc.*                                  50             2,480
   GulfMark Offshore, Inc.*                                70             1,808
   Hornbeck Offshore Services, Inc.*                       50             1,776
   Warrior Energy Service Corp.*                           70             1,703
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        93,582
                                                                 --------------

TOTAL ENERGY                                                            204,127
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MATERIALS 1.6%
   METALS & MINING 0.8%
   Aleris International, Inc.*                            170    $        7,794
   Oregon Steel Mills, Inc.*                              140             7,092
   Quanex Corp.                                           150             6,461
   Reliance Steel & Aluminum Co.                           70             5,807
   Cleveland-Cliffs, Inc.                                  70             5,550
   Commercial Metals Co.                                  210             5,397
   Steel Dynamics, Inc.                                    80             5,259
   Carpenter Technology Corp.                              40             4,620
   Titanium Metals Corp.*                                 130             4,469
   Metal Management, Inc.                                 140             4,287
   Ryerson Tull, Inc.                                     156             4,212
   AK Steel Holding Corp.*                                300             4,149
   Coeur d'Alene Mines Corp.*                             670             3,223
   Chaparral Steel Co.*                                    40             2,881
                                                                 --------------

TOTAL METALS & MINING                                                    71,201
                                                                 --------------

   CHEMICALS 0.5%
   H.B. Fuller Co.                                        164             7,145
   Olin Corp.                                             330             5,917
   Hercules, Inc.*                                        350             5,341
   NewMarket Corp.                                        100             4,906
   Georgia Gulf Corp.                                     190             4,754
   Rockwood Holdings, Inc.*                               194             4,464
   A. Schulman, Inc.                                      194             4,441
   Spartech Corp.                                         190             4,294
   OM Group, Inc.*                                        120             3,702
   Ferro Corp.                                            170             2,713
   Pioneer Cos., Inc.*                                     60             1,637
                                                                 --------------

TOTAL CHEMICALS                                                          49,314
                                                                 --------------

   CONSTRUCTION MATERIALS 0.2%
   Texas Industries, Inc.                                 110             5,841
   Eagle Materials, Inc.                                  110             5,225
   Headwaters, Inc.*                                      200             5,112
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                             16,178
                                                                 --------------
   CONTAINERS & PACKAGING 0.1%
   Greif, Inc. -- Class A                                  60             4,497
   Silgan Holdings, Inc.                                  116             4,293
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                              8,790
                                                                 --------------


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PAPER & FOREST PRODUCTS 0.0%
   Deltic Timber Corp.                                     50    $        2,819
   Glatfelter                                             120             1,904
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                             4,723
                                                                 --------------

TOTAL MATERIALS                                                         150,206
                                                                 --------------
CONSUMER STAPLES 1.0%
   FOOD & DRUG RETAILING 0.4%
   Longs Drug Stores Corp.                                160             7,299
   United Natural Foods, Inc.*                            210             6,934
   Performance Food Group Co.*                            170             5,165
   Central European Distribution Corp.*                   190             4,780
   Andersons, Inc.                                         90             3,745
   Wild Oats Markets, Inc.*                               160             3,136
   Great Atlantic & Pacific Tea Co.                       116             2,636
   Nash Finch Co.                                          80             1,703
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                              35,398
                                                                 --------------

   FOOD PRODUCTS 0.3%
   Flowers Foods, Inc.                                    260             7,446
   Ralcorp Holdings, Inc.*                                130             5,529
   Corn Products International, Inc.                      150             4,590
   Tootsie Roll Industries, Inc.                          150             4,369
   Hain Celestial Group, Inc.*                            130             3,349
   Reddy Ice Holdings, Inc.                                90             1,832
                                                                 --------------

TOTAL FOOD PRODUCTS                                                      27,115
                                                                 --------------

   PERSONAL PRODUCTS 0.1%
   NBTY, Inc.*                                            290             6,934
   Chattem, Inc.*                                          90             2,733
   Elizabeth Arden, Inc.*                                 100             1,788
   Medifast, Inc.*                                        100             1,787
   Parlux Fragrances, Inc.*                               170             1,647
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                  14,889
                                                                 --------------
   BEVERAGES 0.1%
   Hansen Natural Corp.*                                   30             5,711
                                                                 --------------

TOTAL BEVERAGES                                                           5,711
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 0.1%
   Central Garden and Pet Co.*                            120    $        5,166
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                  5,166
                                                                 --------------

   TOBACCO 0.0%
   Alliance One International, Inc.                       406             1,803
                                                                 --------------

TOTAL TOBACCO                                                             1,803
                                                                 --------------

TOTAL CONSUMER STAPLES                                                   90,082
                                                                 --------------

UTILITIES 0.9%
   ELECTRIC UTILITIES 0.4%
   IDACORP, Inc.                                          210             7,201
   Duquesne Light Holdings, Inc.                          360             5,918
   Cleco Corp.                                            240             5,580
   Sierra Pacific Resources*                              390             5,460
   Otter Tail Power Co.                                   194             5,302
   Unisource Energy Corp.                                 170             5,295
   Portland General Electric Co.                          170             4,245
   Allete, Inc.                                            50             2,368
   Westar Energy, Inc.                                     80             1,684
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                 43,053
                                                                 --------------

   GAS UTILITIES 0.3%
   Nicor, Inc.                                            206             8,549
   Southwest Gas Corp.                                    190             5,955
   Northwest Natural Gas Co.                              146             5,407
   South Jersey Industries, Inc.                          170             4,656
   Laclede Group, Inc.                                    126             4,329
                                                                 --------------

TOTAL GAS UTILITIES                                                      28,896
                                                                 --------------

   MULTI-UTILITIES 0.1%
   Avista Corp.                                           240             5,479
   Ormat Technologies, Inc.                                50             1,908
   Aquila, Inc.*                                          400             1,684
                                                                 --------------

TOTAL MULTI-UTILITIES                                                     9,071
                                                                 --------------

   WATER UTILITIES 0.1%
   California Water Service Group                         108             3,860
   American States Water Co.                               60             2,139


--------------------------------------------------------------------------------

RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------

   SJW Corp.                                               70    $        1,781
                                                                 --------------

TOTAL WATER UTILITIES                                                     7,780
                                                                 --------------

TOTAL UTILITIES                                                          88,800
                                                                 --------------

TELECOMMUNICATION SERVICES 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Time Warner Telecom, Inc. -- Class A*                  380             5,643
   Level 3 Communications, Inc.*                        1,180             5,239
   Broadwing Corp.*                                       420             4,347
   Golden Telecom, Inc.                                   110             2,788
   NeuStar, Inc.*                                          80             2,700
   Valor Communications Group, Inc.                       230             2,634
   Iowa Telecommunications Services, Inc.                 110             2,081
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             25,432
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   SBA Communications Corp.*                              220             5,751
   Dobson Communications Corp. -- Class A*                670             5,179
   Ubiquitel, Inc.*                                       470             4,860
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                15,790
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                         41,222
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $3,434,850)                                                  3,456,466
                                                                 --------------


                                                         FACE
                                                       AMOUNT
                                                 ------------

REPURCHASE AGREEMENTS 33.1%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
  5.17% due 07/03/06                             $    393,965           393,965
Credit Suisse at
   4.55% due 07/03/06+                                 36,395            36,395
Lehman Brothers, Inc. at
   4.45% due 07/03/06                                     377               377

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc. at                       $  1,258,042    $    1,258,042
   4.40% due 07/03/06
Morgan Stanley at
    4.40% due 07/03/06                                712,890           712,890
Citigroup, Inc. at
    4.10% due 07/03/06                                733,858           733,858
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $3,135,527)                                                  3,135,528
                                                                 --------------

TOTAL INVESTMENTS 69.6%
   (Cost $6,570,377)                                             $    6,591,994
                                                                 --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 30.4%                    $    2,876,585
                                                                 --------------

NET ASSETS - 100.0%                                              $    9,468,579
                                                                 --------------

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 Russell 2000 Index Mini
  Futures Contracts (Aggregate Market Value
  of Contracts $1,739,040)                                 24    $       38,438
                                                                 --------------

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENTS
August 2006 Russell 2000 Index Swap,
   Maturing 8/23/2006**
   (Notional Market Value $2,201,516)                   3,038    $      100,080
September 2006 Russell 2000 Index Swap,
    Maturing 9/28/2006**
   (Notional Market Value $2,083,329)                   2,875            19,358
(TOTAL NOTIONAL MARKET VALUE $4,284,845)                         $      119,438
                                                                 --------------


*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

INVERSE RUSSELL 2000(R) FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 109.1%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
  5.17% due 07/03/06                             $ 17,121,868    $   17,121,868
Credit Suisse at
   4.55% due 07/03/06+                             10,492,532        10,492,532
Lehman Brothers, Inc. at
    4.45% due 07/03/06                                 16,381            16,381
Bear Stearns Cos., Inc. at 4.40% due
   07/03/06                                        54,674,933        54,674,933
Morgan Stanley at
    4.40% due 07/03/06                             30,982,462        30,982,462
   Citigroup, Inc. at
     4.10% due 07/03/06                            31,893,711        31,893,711
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $145,181,887)                                              145,181,887
                                                                 --------------
TOTAL INVESTMENTS 109.1%
   (Cost $145,181,887)                                           $  145,181,887
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.1)%                                                        $  (12,120,915)
                                                                 --------------
NET ASSETS - 100.0%                                              $  133,060,972

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 Russell 2000 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $10,651,620)                                 147    $     (526,076)
                                                                 --------------

                                                        UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
August 2006 Russell 2000 Index Swap,
Maturing 08/23/06*
   (Notional Market Value $126,459,229)               174,506    $   (1,977,236)
                                                                 --------------

*     Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

GOVERNMENT LONG BOND ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 94.2%
United States Treasury Bond
   4.50% due 02/15/36                          $   91,645,000    $   82,136,832
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $81,052,407)                                                82,136,832
                                                                 --------------

REPURCHASE AGREEMENTS 5.0%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
   5.17% due 07/03/06                                 560,897           560,897
Lehman Brothers, Inc. at
   4.45% due 07/03/06                                     537               537
Bear Stearns Cos., Inc. at
   4.40% due 07/03/06                               1,791,103         1,791,103
Morgan Stanley at
   4.40% due 07/03/06                               1,014,959         1,014,959
Citigroup, Inc. at
   4.10% due 07/03/06                               1,044,810         1,044,810
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,412,306)                                                  4,412,306
                                                                 --------------
TOTAL INVESTMENTS 99.2%
   (Cost $85,464,713)                                                86,549,138
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.8%                                                   657,821
                                                                 --------------
NET ASSETS - 100.0%                                                  87,206,959

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS
PURCHASED
September 2006 U.S. Treasury Bond
Futures Contracts
   (Aggregate Market Value of
   Contracts $33,586,875)                                 315           260,960
                                                                 --------------


--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 53.8%
Farmer Mac*
   4.85% due 08/17/06                           $  50,000,000    $   49,696,875
   5.20% due 09/19/06                              50,000,000        49,436,667
   5.21% due 09/29/06                              50,000,000        49,363,222
Federal Home Loan Bank*
   4.95% due 07/03/06                             100,000,000       100,000,000
   5.20% due 09/13/06                              50,000,000        49,480,000
   5.20% due 09/15/06                              50,000,000        49,465,555
   5.26% due 09/22/06+                             50,000,000        49,408,250
Freddie Mac*
   4.80% due 08/01/06+                             70,000,000        69,729,333
   5.00% due 08/29/06+                             50,000,000        49,604,167
   4.97% due 10/17/06+                             50,000,000        49,268,305
   5.01% due 10/17/06+                             50,000,000        49,262,417
   5.02% due 11/21/06+                             50,000,000        49,016,917
   5.00% due 12/29/06+                             50,000,000        48,756,944
   4.84% due 07/31/06                              25,000,000        24,905,889
   4.89% due 09/12/06+                             25,000,000        24,758,896
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $762,153,437)                                              762,153,437
                                                                 --------------

                                                    CONTRACTS
                                                -------------
OPTIONS PURCHASED 0.0%
Call Options on:
   September 2006 U.S. Treasury Bond
   Index Futures Contracts
   Expiring August 2006 with strike
   price of 119++                                         524                --
   September 2006 U.S. Treasury Bond
   Index Futures Contracts
   Expiring August 2006 with strike
   price of 122++                                       2,682                --
                                                                 --------------

TOTAL OPTIONS PURCHASED
   (Cost $63,719)                                                            --
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                                -------------
REPURCHASE AGREEMENTS 125.2%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
  5.17% due 07/03/06+                           $  88,590,249        88,590,249
Lehman Brothers, Inc. at
  4.45% due 07/03/06+                                  84,754            84,754

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc. at
     4.40% due 07/03/06+                        $ 282,893,554    $  282,893,554
Morgan Stanley at
     4.40% due 07/03/06+                          160,306,347       160,306,347
Citigroup, Inc. at
     4.10% due 07/03/06+                          165,021,240       165,021,240
Individual Repurchase Agreement
   Lehman Brothers, Inc. at 4.30% due
   07/03/06
   (Secured by U.S. Treasury Bonds,
   at a rate of 4.50% and maturing
   02/15/36 as collateral, with a
   Market Value of $1,096,988,748)
   and a Maturity Value of $1,075,855,377       1,075,470,000     1,075,470,000
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $1,772,366,144)                                          1,772,366,144
                                                                 --------------
TOTAL LONG SECURITIES 179.0%
   (Cost $2,534,583,300)                                          2,534,519,581
                                                                 --------------

U.S. TREASURY OBLIGATIONS SOLD SHORT (75.1)%
U.S. Treasury Bond at
    4.50% due 02/15/36                          1,186,325,000    (1,063,243,781)
TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
    (Proceeds $1,164,746,165)                                    (1,063,243,781)
                                                                 --------------
 TOTAL SHORT SALES
    (Proceeds $1,164,746,165)                                    (1,063,243,781)
                                                                 --------------
TOTAL INVESTMENTS 103.9%
   (Cost $1,369,837,135)                                         $1,471,275,800
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%                   $  (55,216,526)
                                                                 --------------
NET ASSETS - 100.0%                                              $1,416,059,274

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 U.S. Treasury Bond
   Futures Contracts
   (Aggregate Market Value of
   Contracts $571,296,750)                              5,358    $       90,543
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is held as collateral at June 30, 2006.

++    Security is fair valued.


--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 49.7%

FINANCIALS 13.7%
   BANKS 8.7%
   HSBC Holdings PLC  -- SP ADR                        13,150    $    1,161,803
   Banco Santander Central Hispano
       SA -- SP ADR                                    40,350           589,917
   Barclays  PLC -- SP ADR                             11,040           505,411
   ABN AMRO Holding NV -- SP ADR                       16,440           449,798
   Lloyds TSB Group  PLC -- SP ADR                     10,070           397,463
   Banco Bilbao Vizcaya Argentaria
       SA -- SP ADR                                    11,550           237,930
                                                                 --------------
TOTAL BANKS                                                           3,342,322
                                                                 --------------
   CAPITAL MARKETS 2.6%
   UBS AG                                               5,350           586,895
   Deutsche Bank AG                                     2,300           258,750
   Credit Suisse Group -- SP ADR                        2,520           141,095
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   986,740
                                                                 --------------
   INSURANCE 1.3%
   Allianz AG -- SP ADR                                18,460           291,668
   AXA -- SP ADR                                        6,360           208,481
                                                                 --------------
TOTAL INSURANCE                                                         500,149
                                                                 --------------
   DIVERSIFIED FINANCIALS 1.1%
   ING Groep NV -- SP ADR                              10,620           417,578
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            417,578
                                                                 --------------
TOTAL FINANCIALS                                                      5,246,789
                                                                 --------------
ENERGY 8.9%
   OIL & GAS 8.9%
   BP PLC -- SP ADR                                    18,930         1,317,717
   Royal Dutch Shell  PLC -- SP ADR                    11,470           768,261
   Total SA -- SP ADR                                  10,210           668,959
   ENI-Ente Nazionale Idrocarburi --
       SP ADR                                           9,570           562,238

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Repsol YPF SA -- SP ADR                              3,450    $       96,807
                                                                 --------------
TOTAL OIL & GAS                                                       3,413,982
                                                                 --------------
TOTAL ENERGY                                                          3,413,982
                                                                 --------------
HEALTH CARE 6.1%
   PHARMACEUTICALS 5.7%
   GlaxoSmithKline  PLC -- SP ADR                      15,400           859,320
   Novartis AG -- SP ADR                               15,180           818,506
   AstraZeneca  PLC -- SP ADR                           8,750           523,425
                                                                 --------------
TOTAL PHARMACEUTICALS                                                 2,201,251
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
   Alcon, Inc.                                          1,440           141,912
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  141,912
                                                                 --------------
TOTAL HEALTH CARE                                                     2,343,163
                                                                 --------------
TELECOMMUNICATION SERVICES 5.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.9%
   Telefonica SA                                       11,010           547,637
   BT Group PLC -- SP ADR                               8,640           382,665
   Deutsche Telekom AG -- SP ADR                       13,750           220,550
   Telecom Italia -- SP ADR                             6,630           185,110
   France Telecom SA -- SP ADR                          7,610           166,355
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,502,317
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 1.7%
   Vodafone Group PLC -- SP ADR                        30,810           656,253
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               656,253
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      2,158,570
                                                                 --------------


--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MATERIALS 3.7%
   METALS & MINING 2.6%
   Anglo American  PLC -- ADR                          25,590    $      523,060
   Rio Tinto  PLC -- SP ADR                             2,300           482,333
                                                                 --------------
TOTAL METALS & MINING                                                 1,005,393
                                                                 --------------
   CHEMICALS 1.1%
   BASF AG -- SP ADR                                    4,950           397,435
                                                                 --------------
TOTAL CHEMICALS                                                         397,435
                                                                 --------------
TOTAL MATERIALS                                                       1,402,828
                                                                 --------------
INFORMATION TECHNOLOGY 3.5%
   COMMUNICATIONS EQUIPMENT 2.1%
   Nokia OYJ -- SP ADR                                 25,480           516,225
   Telefonaktiebolaget LM Ericsson --
       SP ADR                                           8,500           280,840
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                          797,065
                                                                 --------------
   SOFTWARE 1.0%
   SAP AG -- SP ADR                                     5,950           312,494
   Business Objects SA -- SP ADR*                       3,340            90,848
                                                                 --------------
TOTAL SOFTWARE                                                          403,342
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.4%
   STMicroelectronics/NV                                9,610           154,432
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           154,432
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                          1,354,839
                                                                 --------------
UTILITIES 2.7%
   ELECTRIC UTILITIES 1.5%
   E.ON AG -- SP ADR                                   15,470           593,274
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                593,274
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MULTI-UTILITIES 1.2%
   Suez SA -- SP ADR                                   10,740    $      448,395
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   448,395
                                                                 --------------
TOTAL UTILITIES                                                       1,041,669
                                                                 --------------
CONSUMER STAPLES 2.6%
   FOOD PRODUCTS 1.5%
   Unilever NV                                         17,100           385,605
   Cadbury Schweppes  PLC -- SP ADR                     4,880           189,442
                                                                 --------------
TOTAL FOOD PRODUCTS                                                     575,047
                                                                 --------------
   BEVERAGES 1.1%
   Diageo PLC -- SP ADR                                 6,300           425,565
                                                                 --------------
TOTAL BEVERAGES                                                         425,565
                                                                 --------------
TOTAL CONSUMER STAPLES                                                1,000,612
                                                                 --------------
CONSUMER DISCRETIONARY 1.6%
   AUTOMOBILES 0.6%
   DaimlerChrysler AG                                   4,860           239,890
                                                                 --------------
TOTAL AUTOMOBILES                                                       239,890
                                                                 --------------
   TEXTILES & APPAREL 0.5%
   Luxottica Group                                      7,370           199,948
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                199,948
                                                                 --------------
   MEDIA 0.5%
   WPP Group  PLC -- SP ADR                             3,100           186,899
                                                                 --------------
TOTAL MEDIA                                                             186,899
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                            626,737
                                                                 --------------
INDUSTRIALS 1.3%
   INDUSTRIAL CONGLOMERATES 0.9%
   Siemens AG -- SP ADR                                 3,940           342,071
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          342,071
                                                                 --------------


--------------------------------------------------------------------------------

EUROPE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIRLINES 0.4%
   Ryanair Holdings  PLC -- SP ADR*                     2,830    $      149,197
                                                                 --------------
TOTAL AIRLINES                                                          149,197
                                                                 --------------
TOTAL INDUSTRIALS                                                       491,268
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $17,060,563)                                                19,080,457
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 50.6%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
  5.17% due 07/03/06                           $    1,925,903         1,925,903
Credit Suisse at
  4.55% due 07/03/06+                                 878,549           878,549
Lehman Brothers, Inc. at
   4.45% due 07/03/06+                              3,408,843         3,408,843
Bear Stearns Cos., Inc. at
   4.40% due 07/03/06                               6,149,948         6,149,948
Morgan Stanley at
   4.40% due 07/03/06                               3,484,970         3,484,970
Citigroup, Inc. at
   4.10% due 07/03/06                               3,587,469         3,587,469
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,435,682)                                                19,435,682
                                                                 --------------
TOTAL INVESTMENTS 100.3%
   (Cost $36,496,245)                                            $   38,516,139
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.3)%                                               $     (102,660)
                                                                 --------------
NET ASSETS - 100.0%                                              $   38,413,479

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP
AGREEMENTS
September 2006 Dow Jones Europe
ST0XX 50 Index Swap, Maturing
09/14/06**
   (Notional Market Value $21,458,312)                  4,973    $    1,580,336
September 2006 Dow Jones
Europe STOXX 50 Index Swap,
Maturing 09/28/06**
   (Notional Market Value $6,820,768)                   1,580           167,373
(TOTAL NOTIONAL MARKET VALUE $28,279,080)                        $    1,747,709
                                                                 --------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

JAPAN ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 99.1%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
  5.17% due 07/03/06                             $  6,108,420    $    6,108,420
Lehman Brothers, Inc. at
  4.45% due 07/03/06+                              10,051,992        10,051,992
Bear Stearns Cos., Inc. at
  4.40% due 07/03/06                               19,505,901        19,505,901
 Morgan Stanley at
  4.40% due 07/03/06                               11,053,343        11,053,343
Citigroup, Inc. at
  4.10% due 07/03/06                               11,378,442        11,378,442
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $58,098,098)                                                 58,098,098
                                                                 --------------

TOTAL INVESTMENTS 99.1%
  (Cost $58,098,098)                                             $   58,098,098
                                                                 --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.9%                                             $      517,364
                                                                 --------------
NET ASSETS - 100.0%                                              $   58,615,462

                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
                                                 ------------    --------------
FUTURES CONTRACTS PURCHASED
September 2006  Nikkei 225
Index Futures Contracts
  (Aggregate Market Value of
  Contracts $5,366,475)                                    69    $       21,963
September 2006 Yen Currency
Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $5,299,200)                                    48            (1,859)
                                                                 --------------
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$ 10,665,675)                                                    $       20,104
                                                                 ==============

                                                        UNITS
                                                 ------------
EQUITY INDEX SWAP AGREEMENT
September 2006 Topix 100 Index
Swap, Maturing 09/14/06*
  (Notional Market Value
  $67,881,072)                                      6,879,170    $    6,424,578
                                                                 --------------

*     Price Return based on Topix 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 22.4%
   SPECIALTY RETAIL 7.3%
   Group 1 Automotive, Inc.+                            5,916    $      333,307
   Haverty Furniture Cos., Inc.                        15,065           236,370
   Sonic Automotive, Inc.+                              8,816           195,539
   PEP Boys-Manny Moe & Jack                           16,631           195,082
   Stage Stores, Inc.+                                  5,847           192,951
   Cato Corp. -- Class A                                6,474           167,353
   Jo-Ann Stores, Inc.*+                               10,494           153,737
   Hancock Fabrics, Inc./DE                            39,119           130,657
   Zale Corp.*                                          2,085            50,228
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,655,224
                                                                 --------------

   TEXTILES & APPAREL 4.3%
   Kellwood Co.+                                       10,129           296,476
   Brown Shoe Co., Inc.                                 6,326           215,590
   Ashworth, Inc.*                                     21,112           190,008
   Russell Corp.                                        9,996           181,527
   Stride Rite Corp.                                    4,137            54,567
   Oxford Industries, Inc.                                833            32,829
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                970,997
                                                                 --------------

   HOUSEHOLD DURABLES 3.0%
   Bassett Furniture Industries, Inc.                   9,007           166,720
   La-Z-Boy, Inc.+                                     10,110           141,540
   Standard-Pacific Corp.                               4,404           113,183
   National Presto Industries, Inc.                     1,840            96,195
   Libbey, Inc.                                        11,566            85,010
   Lenox Group, Inc.*                                   7,516            53,288
   Russ Berrie & Co., Inc.*                             3,213            39,391
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                695,327
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 2.8%
   O'Charleys, Inc.*                                   12,904           219,368
   Bally Total Fitness Holding Corp.*+                 21,843           148,095
   Ryan's Restaurant Group, Inc.*                       8,311            98,984
   Lone Star Steakhouse & Saloon, Inc.                  3,507            91,989

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Marcus Corp.                                         3,524    $       73,581
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     632,017
                                                                 --------------

   AUTO COMPONENTS 1.6%
   Standard Motor Products, Inc.+                      25,190           210,085
   Superior Industries International, Inc.+             9,073           165,945
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   376,030
                                                                 --------------

   AUTOMOBILES 1.5%
   Coachmen Industries, Inc.                           17,133           204,568
   Monaco Coach Corp.                                  10,733           136,309
                                                                 --------------

TOTAL AUTOMOBILES                                                       340,877
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 1.2%
   K2, Inc.*                                           11,304           123,666
   Jakks Pacific, Inc.*                                 5,960           119,736
   Sturm Ruger & Co., Inc.                              5,954            37,213
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      280,615
                                                                 --------------

   MULTILINE RETAIL 0.6%
   Fred's, Inc.                                         9,854           131,551
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  131,551
                                                                 --------------

   DISTRIBUTORS 0.1%
   Audiovox Corp. -- Class A*+                          2,506            34,232
                                                                 --------------

TOTAL DISTRIBUTORS                                                       34,232
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          5,116,870
                                                                 --------------

MATERIALS 18.9%
   CHEMICALS 6.6%
   A. Schulman, Inc.                                   11,588           265,249
   Quaker Chemical Corp.                               12,172           227,616
   Arch Chemicals, Inc.                                 5,761           207,684
   Penford Corp.                                       10,740           181,506
   Wellman, Inc.+                                      41,052           165,850
   PolyOne Corp.*                                      16,590           145,660
   H.B. Fuller Co.                                      2,899           126,310
   Georgia Gulf Corp.                                   4,373           109,413


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Tronox, Inc.                                         6,255    $       82,378
                                                                 --------------

TOTAL CHEMICALS                                                       1,511,666
                                                                 --------------

   METALS & MINING 5.2%
   Chaparral Steel Co.*                                 3,946           284,191
   A.M. Castle & Co.                                    6,768           218,268
   Ryerson Tull, Inc.+                                  7,273           196,371
   Steel Technologies, Inc.                             7,398           143,817
   Brush Engineered Materials, Inc.*+                   5,203           108,483
   Aleris International, Inc.*                          1,917            87,895
   Century Aluminum Co.*                                2,447            87,333
   Quanex Corp.                                         1,502            64,691
                                                                 --------------

TOTAL METALS & MINING                                                 1,191,049
                                                                 --------------

   CONTAINERS & PACKAGING 3.6%
   Myers Industries, Inc.                              14,884           255,856
   Rock-Tenn Co. -- Class A                            14,855           236,937
   Chesapeake Corp.                                    14,359           235,631
   Caraustar Industries, Inc.*                          9,224            83,016
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            811,440
                                                                 --------------

   PAPER & FOREST PRODUCTS 3.2%
   Schweitzer-Mauduit International, Inc.              10,000           216,500
   Pope & Talbot, Inc.+                                27,312           170,154
   Wausau Paper Corp.                                   9,780           121,761
   Neenah Paper, Inc.                                   3,596           109,498
   Buckeye Technologies, Inc.*+                        13,832           105,676
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           723,589
                                                                 --------------

   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                              1,175            62,393
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                             62,393
                                                                 --------------

TOTAL MATERIALS                                                       4,300,137
                                                                 --------------

INDUSTRIALS 18.1%
   COMMERCIAL SERVICES & SUPPLIES 6.5%
   Volt Information Sciences, Inc.*                     8,859           412,829
   Spherion Corp.*+                                    19,740           180,029
   NCO Group, Inc.*+                                    5,875           155,335
   Standard Register Co.                               12,294           145,684

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Angelica Corp.                                       7,695    $      134,970
   Bowne & Co., Inc.                                    8,301           118,704
   United Stationers, Inc.*                             1,427            70,380
   Consolidated Graphics, Inc.*                         1,073            55,860
   ABM Industries, Inc.+                                3,227            55,182
   Central Parking Corp.                                3,385            54,160
   CDI Corp.                                            1,686            48,894
   Viad Corp.                                           1,255            39,282
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,471,309
                                                                 --------------

   ELECTRICAL EQUIPMENT 2.9%
   A.O. Smith Corp.                                     5,491           254,563
   MagneTek, Inc.*                                     48,028           129,676
   Belden CDT, Inc.                                     3,563           117,757
   C&D Technologies, Inc.                              12,056            90,661
   Acuity Brands, Inc.                                  1,916            74,551
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              667,208
                                                                 --------------

   MACHINERY 2.5%
   Robbins & Myers, Inc.                                6,080           158,931
   Lydall, Inc.*                                       14,140           130,371
   Wolverine Tube, Inc.*+                              24,581            90,212
   Briggs & Stratton Corp.                              2,437            75,815
   Mueller Industries, Inc.                             2,140            70,684
   Barnes Group, Inc.                                   2,388            47,641
                                                                 --------------

TOTAL MACHINERY                                                         573,654
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 1.6%
   Tredegar Corp.                                      12,649           200,107
   Standex International Corp.                          5,215           158,275
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          358,382
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.9%
   EMCOR Group, Inc.*                                   4,034           196,335
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        196,335
                                                                 --------------

   ROAD & RAIL 0.9%
   Arkansas Best Corp.+                                 3,838           192,706
                                                                 --------------

TOTAL ROAD & RAIL                                                       192,706
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.8%
   HUB Group, Inc. -- Class A*+                         7,438    $      182,454
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            182,454
                                                                 --------------
   BUILDING PRODUCTS 0.7%
   Lennox International, Inc.                           2,755            72,952
   NCI Building Systems, Inc.*+                         1,133            60,242
   Griffon Corp.*+                                      1,353            35,313
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 168,507
                                                                 --------------

   AEROSPACE & DEFENSE 0.6%
   Cubic Corp.+                                         3,886            76,205
   Triumph Group, Inc.*                                 1,463            70,224
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               146,429
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Lawson Products, Inc.                                1,801            70,996
   Kaman Corp. -- Class A                               2,927            53,271
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  124,267
                                                                 --------------

   AIRLINES 0.2%
   Frontier Airlines Holdings, Inc.*+                   5,708            41,155
                                                                 --------------

TOTAL AIRLINES                                                           41,155
                                                                 --------------

TOTAL INDUSTRIALS                                                     4,122,406
                                                                 --------------

UTILITIES 11.8%
   GAS UTILITIES 6.0%
   Southwest Gas Corp.                                  6,997           219,286
   South Jersey Industries, Inc.                        7,873           215,641
   UGI Corp.+                                           7,851           193,292
   Atmos Energy Corp.                                   6,467           180,494
   Laclede Group, Inc.                                  4,741           162,901
   Cascade Natural Gas Corp.                            7,359           155,201
   Northwest Natural Gas Co.+                           2,473            91,575
   Piedmont Natural Gas Co.                             3,192            77,566
   Energen Corp.                                        2,017            77,473
                                                                 --------------

TOTAL GAS UTILITIES                                                   1,373,429
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ELECTRIC UTILITIES 4.1%
   Central Vermont Public Service Corp.                14,147    $      261,436
   UIL Holding Corp.                                    3,792           213,452
   Green Mountain Power Corp.                           5,299           180,113
   Unisource Energy Corp.                               3,288           102,421
   Allete, Inc.+                                        1,891            89,539
   Cleco Corp.                                          3,607            83,863
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                930,824
                                                                 --------------

   MULTI-UTILITIES 1.5%
   Avista Corp.                                         8,949           204,306
   CH Energy Group, Inc.                                3,045           146,160
                                                                 --------------

TOTAL MULTI-UTILITIES                                                   350,466
                                                                 --------------

   WATER UTILITIES 0.2%
   American States Water Co.+                           1,219            43,457
                                                                 --------------

TOTAL WATER UTILITIES                                                    43,457
                                                                 --------------

TOTAL UTILITIES                                                       2,698,176
                                                                 --------------

FINANCIALS 11.6%
   INSURANCE 4.0%
   LandAmerica Financial Group, Inc.                    4,038           260,855
   Stewart Information Services Corp.                   3,791           137,651
   Safety Insurance Group, Inc.                         2,760           131,238
   Selective Insurance Group, Inc.                      2,330           130,177
   Presidential Life Corp.                              4,312           105,989
   Infinity Property & Casualty Corp.                   1,993            81,713
   Delphi Financial Group, Inc. -- Class A+             1,828            66,466
                                                                 --------------

TOTAL INSURANCE                                                         914,089
                                                                 --------------

   REAL ESTATE 2.8%
   Glenborough Realty Trust, Inc.                       6,440           138,718
   National Retail Properties, Inc.                     5,412           107,969
   Parkway Properties, Inc./MD+                         2,313           105,242
   Colonial Properties Trust+                           1,903            94,008


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Lexington Corporate Properties Trust+                3,312    $       71,539
   Sovran Self Storage, Inc.+                           1,345            68,313
   Entertainment Properties Trust                       1,426            61,389
                                                                 --------------

TOTAL REAL ESTATE                                                       647,178
                                                                 --------------

   BANKS 2.7%
   Whitney Holding Corp.                                3,540           125,210
   First Bancorp Puerto Rico+                           9,261            86,127
   Sterling Financial Corp./WA+                         2,493            76,061
   Community Bank System, Inc.+                         3,333            67,227
   Susquehanna Bancshares, Inc.                         2,804            67,016
   First Commonwealth Financial Corp.                   5,236            66,497
   Provident Bankshares Corp.                           1,638            59,607
   South Financial Group, Inc.                          2,198            58,049
                                                                 --------------

TOTAL BANKS                                                             605,794
                                                                 --------------

   CAPITAL MARKETS 1.9%
   Piper Jaffray Cos., Inc.*+                           3,652           223,539
   SWS Group, Inc.                                      8,286           199,858
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   423,397
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 0.2%
   Brookline Bancorp, Inc.                              3,696            50,894
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                         50,894
                                                                 --------------

TOTAL FINANCIALS                                                      2,641,352
                                                                 --------------

INFORMATION TECHNOLOGY 8.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 5.0%
   Planar Systems, Inc.*                               18,355           220,994
   Gerber Scientific, Inc.*                            15,836           206,027
   Technitrol, Inc.                                     6,294           145,706
   Insight Enterprises, Inc.*+                          5,926           112,890
   Agilsys, Inc.                                        4,966            89,388
   Bell Microproducts, Inc.*+                          16,242            88,032
   Anixter International, Inc.                          1,366            64,830
   CTS Corp.                                            4,034            60,066
   Benchmark Electronics, Inc.*                         2,175            52,461
   Methode Electronics, Inc. -- Class A                 4,766            50,091

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Brightpoint, Inc.*                                   3,178    $       42,998
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,133,483
                                                                 --------------

   IT CONSULTING & SERVICES 1.5%
   Startek, Inc.                                       16,444           245,838
   Ciber, Inc.*+                                        8,618            56,793
   Keane, Inc.*+                                        4,183            52,287
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          354,918
                                                                 --------------

   COMPUTERS & PERIPHERALS 0.6%
   Adaptec, Inc.*+                                     34,075           147,886
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           147,886
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 0.5%
   Ditech Networks, Inc.*                              12,106           105,564
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          105,564
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%

   Axcelis Technologies, Inc.*                          7,091            41,837
   Photronics, Inc.*                                    1,764            26,107
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            67,944
                                                                 --------------

   SOFTWARE 0.3%
   THQ, Inc.*                                           2,768            59,789
                                                                 --------------

TOTAL SOFTWARE                                                           59,789
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          1,869,584
                                                                 --------------

CONSUMER STAPLES 5.4%
   FOOD PRODUCTS 2.2%
   American Italian Pasta Co. -- Class A*+             21,348           182,739
   Lance, Inc.                                          5,394           124,170
   Corn Products International, Inc.                    3,733           114,230
   Flowers Foods, Inc.                                  2,815            80,621
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     501,760
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   FOOD & DRUG RETAILING 1.7%
   Performance Food Group Co.*                          3,704    $      112,527
   Longs Drug Stores Corp.                              2,445           111,541
   Nash Finch Co.                                       4,344            92,484
   Casey's General Stores, Inc.                         3,263            81,608
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             398,160
                                                                 --------------

   TOBACCO 1.5%
   Alliance One International, Inc.                    74,324           329,998
                                                                 --------------

TOTAL TOBACCO                                                           329,998
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,229,918
                                                                 --------------

HEALTH CARE 2.9%
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Genesis HealthCare Corp.*                            2,903           137,515
   Owens & Minor, Inc.+                                 3,598           102,903
   Chemed Corp.                                         1,712            93,355
   Hooper Holmes, Inc.                                 21,703            66,194
   Gentiva Health Services, Inc.*+                      2,103            33,711
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  433,678
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Datascope Corp.                                      3,915           120,739
   Osteotech, Inc.*                                     8,598            34,736
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  155,475
                                                                 --------------

   BIOTECHNOLOGY 0.3%
   Cambrex Corp.+                                       3,298            68,697
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                      68,697
                                                                 --------------

TOTAL HEALTH CARE                                                       657,850
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.                                813    $       48,317
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        48,317
                                                                 --------------

TOTAL ENERGY                                                             48,317
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $19,496,740)                                                22,684,610
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 17.0%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
 5.17% due 07/03/06                                $  493,942           493,942
Lehman Brothers, Inc. at
 4.45% due 07/03/06                                       472               472
Bear Stearns Cos., Inc. at
 4.40%due 07/03/06                                  1,577,295         1,577,295
Morgan Stanley at
 4.40% due 07/03/06                                   893,800           893,800
Citigroup, Inc. at
 4.10% due 07/03/06                                   920,088           920,088
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS (Cost $3,885,597)                         3,885,597
                                                                 --------------

SECURITIES LENDING COLLATERAL 8.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bancorp                                      1,863,577         1,863,577
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,863,577)                                                     1,863,577
                                                                 ==============

TOTAL INVESTMENTS 124.7%
   (Cost $25,245,914)                                            $   28,433,784
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.7)%                  $   (5,637,385)
                                                                 --------------
NET ASSETS - 100.0%                                              $   22,796,399

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 97.7%

UTILITIES 24.3%
   MULTI-UTILITIES 11.0%
   NSTAR+                                              23,450    $      670,670
   OGE Energy Corp.+                                   15,730           551,022
   Alliant Energy Corp.                                14,428           494,880
   Puget Energy, Inc.+                                 21,826           468,823
   Energy East Corp.                                   17,909           428,562
   WPS Resources Corp.                                  7,414           367,734
   Vectren Corp.+                                      10,189           277,650
   SCANA Corp.+                                         6,578           253,779
   PNM Resources, Inc.+                                 9,836           245,507
   Wisconsin Energy Corp.                               5,000           201,500
   MDU Resources Group, Inc.                            3,095           113,308
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 4,073,435
                                                                 --------------

   ELECTRIC UTILITIES 9.9%
   Northeast Utilities                                 37,634           777,895
   Pepco Holdings, Inc.+                               28,160           664,013
   IDACORP, Inc.                                       12,609           432,363
   Great Plains Energy, Inc.                           14,009           390,291
   Hawaiian Electric Industries, Inc.+                 11,533           321,886
   Westar Energy, Inc.                                 14,489           304,993
   Sierra Pacific Resources*+                          21,673           303,422
   Duquesne Light Holdings, Inc.                       17,699           290,971
   Black Hills Corp.                                    5,684           195,132
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              3,680,966
                                                                 --------------

   GAS UTILITIES 3.4%
   Oneok, Inc.+                                        10,595           360,654
   National Fuel Gas Co.+                               9,910           348,237
   WGL Holdings, Inc.                                  11,345           328,438
   AGL Resources, Inc.+                                 5,543           211,299
                                                                 --------------

TOTAL GAS UTILITIES                                                   1,248,628
                                                                 --------------

TOTAL UTILITIES                                                       9,003,029
                                                                 --------------

INDUSTRIALS 16.9%
   MACHINERY 5.9%
   Tecumseh Products Co. -- Class A*                   30,821           591,763
   AGCO Corp.*+                                        21,312           560,932
   Timken Co.                                          10,330           346,158

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   SPX Corp.+                                           5,380    $      301,011
   Kennametal, Inc.+                                    3,777           235,118
   Harsco Corp.                                         1,755           136,820
                                                                 --------------

TOTAL MACHINERY                                                       2,171,802
                                                                 --------------

   ROAD & RAIL 4.7%
   J.B. Hunt Transport Services, Inc.+                 21,970           547,273
   Swift Transportation Co., Inc.*+                    16,643           528,582
   YRC Worldwide, Inc.*+                                9,900           416,889
   Werner Enterprises, Inc.+                           13,038           264,280
                                                                 --------------

TOTAL ROAD & RAIL                                                     1,757,024
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 2.9%
   Manpower, Inc.                                       6,390           412,794
   Kelly Services, Inc.                                11,572           314,411
   Brink's Co.                                          3,680           207,589
   Banta Corp.                                          2,750           127,408
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,062,202
                                                                 --------------

   AIRLINES 1.7%
   Alaska Air Group, Inc.*+                            16,106           634,899
                                                                 --------------

TOTAL AIRLINES                                                          634,899
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 1.4%
   Sequa Corp. -- Class A*                              6,385           520,377
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          520,377
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   GATX Corp.+                                          2,751           116,917
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  116,917
                                                                 --------------

TOTAL INDUSTRIALS                                                     6,263,221
                                                                 --------------

FINANCIALS 16.5%
   INSURANCE 9.8%
   American Financial Group, Inc./OH                   14,399           617,717
   Old Republic International Corp.+                   17,627           376,689


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Protective Life Corp.                                7,946    $      370,442
   HCC Insurance Holdings, Inc.+                       11,463           337,471
   First American Corp.+                                7,710           325,902
   Ohio Casualty Corp.+                                 9,591           285,140
   Stancorp Financial Group, Inc.                       4,680           238,259
   Horace Mann Educators Corp.+                        13,428           227,605
   Hanover Insurance Group, Inc.                        4,714           223,726
   Unitrin, Inc.                                        5,016           218,647
   Mercury General Corp.+                               3,615           203,778
   AmerUs Group Co.+                                    3,443           201,588
                                                                 --------------

TOTAL INSURANCE                                                       3,626,964
                                                                 --------------

   REAL ESTATE 4.9%
   Highwoods Properties, Inc.                           9,572           346,315
   New Plan Excel Realty Trust+                        11,882           293,366
   Mack-Cali Realty Corp.+                              5,334           244,937
   Hospitality Properties Trust                         5,049           221,752
   Liberty Property Trust+                              4,238           187,320
   Potlatch Corp.+                                      3,892           146,923
   Rayonier, Inc.+                                      3,705           140,456
   United Dominion Realty Trust, Inc.+                  4,870           136,409
   AMB Property Corp.                                   2,116           106,964
                                                                 --------------

TOTAL REAL ESTATE                                                     1,824,442
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 1.6%
   New York Community Bancorp, Inc.+                   20,581           339,792
   Webster Financial Corp.+                             2,557           121,304
   Washington Federal, Inc.                             4,898           113,585
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        574,681
                                                                 --------------

   BANKS 0.2%
   FirstMerit Corp.+                                    3,840            80,410
                                                                 --------------

TOTAL BANKS                                                              80,410
                                                                 --------------

TOTAL FINANCIALS                                                      6,106,497
                                                                 --------------

CONSUMER DISCRETIONARY 13.3%
   AUTO COMPONENTS 4.6%
   ArvinMeritor, Inc.+                                 41,563           714,468

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
   Lear Corp.+                                         21,712    $      482,224
   Bandag, Inc.+                                        6,633           242,701
   BorgWarner, Inc.+                                    2,361           153,701
   Modine Manufacturing Co.                             4,824           112,689
                                                                 --------------

TOTAL AUTO COMPONENTS                                                 1,705,783
                                                                 --------------

   HOUSEHOLD DURABLES 2.8%
   Furniture Brands International, Inc.+               30,229           629,972
   Blyth, Inc.                                         10,789           199,165
   American Greetings Corp. -- Class A+                 5,020           105,470
   Tupperware Brands Corp.+                             4,455            87,719
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,022,326
                                                                 --------------

   SPECIALTY RETAIL 2.7%
   Borders Group, Inc.+                                17,747           327,610
   Foot Locker, Inc.+                                  11,822           289,521
   Pier 1 Imports, Inc.+                               30,442           212,485
   Payless Shoesource, Inc.*+                           6,300           171,171
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,000,787
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 1.6%
   Bob Evans Farms, Inc.+                              15,565           467,105
   CBRL Group, Inc.                                     4,329           146,840
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     613,945
                                                                 --------------

   MULTILINE RETAIL 0.7%
   Saks, Inc.+                                         16,536           267,387
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  267,387
                                                                 --------------

   MEDIA 0.6%
   Media General, Inc.                                  2,710           113,522
   Scholastic Corp.*                                    4,317           112,112
                                                                 --------------

TOTAL MEDIA                                                             225,634
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co.+                                   7,344    $      95,399
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       95,399
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          4,931,261
                                                                 --------------

MATERIALS 12.1%
   CHEMICALS 4.8%
   Sensient Technologies Corp.                         20,276           423,971
   Ferro Corp.                                         18,884           301,389
   Lubrizol Corp.                                       6,712           267,473
   Cabot Corp.+                                         6,508           224,656
   RPM International, Inc.+                            11,051           198,918
   Albemarle Corp.+                                     3,552           170,070
   Lyondell Chemical Co.+                               5,355           121,344
   Chemtura Corp.+                                      9,785            91,392
                                                                 --------------

TOTAL CHEMICALS                                                       1,799,213
                                                                 --------------

   METALS & MINING 4.3%
   Steel Dynamics, Inc.+                                8,950           588,373
   Worthington Industries, Inc.+                       22,289           466,955
   Commercial Metals Co.                               11,110           285,527
   Reliance Steel & Aluminum Co.                        3,080           255,486
                                                                 --------------

TOTAL METALS & MINING                                                 1,596,341
                                                                 --------------

   PAPER & FOREST PRODUCTS 1.6%
   Bowater, Inc.+                                      14,256           324,324
   Glatfelter+                                         16,298           258,649
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           582,973
                                                                 --------------

   CONTAINERS & PACKAGING 1.4%
   Packaging Corporation of America+                   12,175           268,093
   Sonoco Products Co.                                  8,024           253,960
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            522,053
                                                                 --------------

TOTAL MATERIALS                                                       4,500,580
                                                                 --------------
INFORMATION TECHNOLOGY 7.9%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.3%
   Tech Data Corp.*+                                   11,452           438,726

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Ingram Micro, Inc. -- Class A*+                     17,775    $      322,261
   Vishay Intertechnology, Inc.*+                      19,709           310,023
   Arrow Electronics, Inc.*                             8,496           273,571
   Avnet, Inc.*                                        12,053           241,301
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,585,882
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.1%
   Atmel Corp.*+                                      206,385         1,145,437
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,145,437
                                                                 --------------

   SOFTWARE 0.5%
   Mentor Graphics Corp.*                              14,230           184,705
                                                                 --------------

TOTAL SOFTWARE                                                          184,705
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          2,916,024
                                                                 --------------

CONSUMER STAPLES 4.4%
   FOOD & DRUG RETAILING 1.9%
   Ruddick Corp.                                       16,733           410,126
   BJ's Wholesale Club, Inc.*+                          9,940           281,799
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             691,925
                                                                 --------------

   TOBACCO 1.5%
   Universal Corp./VA                                  14,735           548,437
                                                                 --------------

TOTAL TOBACCO                                                           548,437
                                                                 --------------

   FOOD PRODUCTS 1.0%
   Smithfield Foods, Inc.*+                            13,617           392,578
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     392,578
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,632,940
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.4%
   WIRELESS TELECOMMUNICATION SERVICES 1.4%
   Telephone & Data Systems, Inc.+                     12,077    $      499,988
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               499,988
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        499,988
                                                                 --------------

HEALTH CARE 0.6%
   HEALTH CARE PROVIDERS & SERVICES 0.6%
   Triad Hospitals, Inc.*                               6,002           237,559
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  237,559
                                                                 --------------

TOTAL HEALTH CARE                                                       237,559
                                                                 --------------

ENERGY 0.3%
   OIL & GAS 0.3%
   Forest Oil Corp.*                                    3,415           113,241
                                                                 --------------

TOTAL OIL & GAS                                                         113,241
                                                                 --------------

TOTAL ENERGY                                                            113,241
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $31,946,693)                                                36,204,340
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at 5.17% due 07/03/06             $       20,419            20,419
Lehman Brothers, Inc. at 4.45% due 07/03/06                20                20
Bear Stearns Cos., Inc. at 4.40% due 07/03/06          65,204            65,204
Morgan Stanley at 4.40% due 07/03/06                   36,949            36,949

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Citigroup, Inc. at 4.10% due 07/03/06          $      38,036     $       38,036
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $160,628)                                                      160,628
                                                                 --------------

SECURITIES LENDING COLLATERAL 22.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bancorp        8,461,037         8,461,037
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,461,037)                                                     8,461,037
                                                                 ==============

TOTAL INVESTMENTS 121.0%
   (Cost $40,568,358)                                            $   44,826,005
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.0)%                  $   (7,776,702)
                                                                 --------------
NET ASSETS - 100.0%                                              $   37,049,303

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

FINANCIALS 20.0%
   INSURANCE 8.4%
   ACE Ltd.                                            28,087    $    1,420,921
   XL Capital Ltd.                                     22,017         1,349,642
   UnumProvident Corp.                                 68,788         1,247,126
   Chubb Corp.                                         22,488         1,122,151
   St. Paul Travelers Cos., Inc.+                      23,637         1,053,738
   Genworth Financial, Inc. -- Class A+                28,618           997,051
   MetLife, Inc.+                                      16,215           830,370
   Lincoln National Corp.+                             13,416           757,199
   Allstate Corp.                                      12,810           701,091
   SAFECO Corp.                                        12,415           699,585
   Loews Corp.                                         17,817           631,613
   Hartford Financial Services Group, Inc.+             6,746           570,712
   Aon Corp.+                                          16,262           566,243
                                                                 --------------

TOTAL INSURANCE                                                      11,947,442
                                                                 --------------

   BANKS 6.0%
   First Horizon National Corp.+                       24,438           982,408
   National City Corp.+                                20,635           746,781
   KeyCorp                                             20,658           737,077
   North Fork Bancorporation, Inc.                     24,016           724,563
   Huntington Bancshares, Inc.+                        30,668           723,151
   Regions Financial Corp.+                            20,961           694,228
   SunTrust Banks, Inc.                                 9,060           690,916
   PNC Financial Services Group, Inc.+                  8,206           575,815
   BB&T Corp.+                                         12,617           524,741
   AmSouth Bancorp+                                    18,752           495,990
   Wells Fargo & Co.+                                   6,813           457,016
   Wachovia Corp.+                                      7,436           402,139
   U.S. Bancorp+                                       12,112           374,019
   Comerica, Inc.+                                      6,471           336,427
                                                                 --------------

TOTAL BANKS                                                           8,465,271
                                                                 --------------

   REAL ESTATE 2.3%
   Equity Office Properties Trust+                     27,516         1,004,609
   Apartment Investment & Management
       Co. -- Class A+                                 22,059           958,464
   KIMCO Realty Corp.+                                 17,519           639,268
   Archstone-Smith Trust+                               7,619           387,578

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Equity Residential+                                  7,972    $      356,588
                                                                 --------------

TOTAL REAL ESTATE                                                     3,346,507
                                                                 --------------

   DIVERSIFIED FINANCIALS 1.9%
   J.P. Morgan Chase & Co.+                            30,496         1,280,832
   Citigroup, Inc.                                     16,275           785,106
   CIT Group, Inc.                                     12,066           630,931
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          2,696,869
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 0.7%
   Washington Mutual, Inc.+                            23,214         1,058,094
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,058,094
                                                                 --------------

   CAPITAL MARKETS 0.7%
   Morgan Stanley                                       7,920           500,623
   Bear Stearns Cos., Inc.+                             3,354           469,829
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   970,452
                                                                 --------------

TOTAL FINANCIALS                                                     28,484,635
                                                                 --------------

UTILITIES 17.4%
   MULTI-UTILITIES 10.5%
   KeySpan Corp.                                       39,399         1,591,720
   Dynegy, Inc. -- Class A*                           275,136         1,504,994
   NiSource, Inc.+                                     57,659         1,259,273
   Xcel Energy, Inc.+                                  63,408         1,216,165
   Duke Energy Corp.+                                  40,394         1,186,372
   Consolidated Edison, Inc.+                          25,333         1,125,798
   DTE Energy Co.+                                     26,566         1,082,299
   CMS Energy Corp.*+                                  75,470           976,582
   PG&E Corp.+                                         23,099           907,329
   Ameren Corp.+                                       16,402           828,301
   CenterPoint Energy, Inc.+                           60,945           761,812
   Sempra Energy                                       15,002           682,291
   Constellation Energy Group, Inc.                    11,218           611,605
   Dominion Resources, Inc./VA+                         6,347           474,692
   Public Service Enterprise Group, Inc.                6,841           452,327
   TECO Energy, Inc.+                                  18,195           271,833
                                                                 --------------

TOTAL MULTI-UTILITIES                                                14,933,393
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   ELECTRIC UTILITIES 5.1%
   Progress Energy, Inc.+                              35,672    $    1,529,259
   PPL Corp.+                                          44,978         1,452,789
   Pinnacle West Capital Corp.+                        24,149           963,787
   American Electric Power Co., Inc.                   26,488           907,214
   Entergy Corp.+                                       9,784           692,218
   FirstEnergy Corp.                                   11,555           626,396
   Southern Co.+                                       17,891           573,407
   FPL Group, Inc.+                                    12,881           533,016
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              7,278,086
                                                                 --------------

   GAS UTILITIES 1.8%
   Peoples Energy Corp.+                               36,114         1,296,854
   Nicor, Inc.+                                        28,332         1,175,778
                                                                 --------------

TOTAL GAS UTILITIES                                                   2,472,632
                                                                 --------------

TOTAL UTILITIES                                                      24,684,111
                                                                 --------------

CONSUMER DISCRETIONARY 17.0%
   SPECIALTY RETAIL 4.1%
   OfficeMax, Inc.+                                    50,854         2,072,301
   Circuit City Stores, Inc.+                          60,895         1,657,562
   AutoNation, Inc.*+                                  56,801         1,217,813
   Limited Brands, Inc.+                               32,460           830,651
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                5,778,327
                                                                 --------------

   MULTILINE RETAIL 4.0%
   Dillard's, Inc. -- Class A+                         91,478         2,913,574
   Big Lots, Inc.*+                                   105,066         1,794,527
   Federated Department Stores, Inc.+                  19,134           700,305
   Nordstrom, Inc.+                                     9,706           354,269
                                                                 --------------

TOTAL MULTILINE RETAIL                                                5,762,675
                                                                 --------------

   AUTOMOBILES 2.7%
   General Motors Corp.+                               73,632         2,193,497
   Ford Motor Co.+                                    240,951         1,669,791
                                                                 --------------

TOTAL AUTOMOBILES                                                     3,863,288
                                                                 --------------

   HOUSEHOLD DURABLES 2.7%
   Whirlpool Corp.+                                    13,841         1,143,959
   Pulte Homes, Inc.+                                  27,167           782,138
   Snap-On, Inc.                                       16,324           659,816

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Newell Rubbermaid, Inc.+                            24,925    $      643,813
   Leggett & Platt, Inc.+                              24,773           618,829
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              3,848,555
                                                                 --------------

   AUTO COMPONENTS 1.7%
   Johnson Controls, Inc.+                             15,925         1,309,354
   Cooper Tire & Rubber Co.+                           97,943         1,091,085
                                                                 --------------

TOTAL AUTO COMPONENTS                                                 2,400,439
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.9%
   Eastman Kodak Co.+                                  41,665           990,794
   Brunswick Corp.+                                     8,073           268,427
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                    1,259,221
                                                                 --------------

   TEXTILES & APPAREL 0.9%
   Jones Apparel Group, Inc.                           38,875         1,235,836
                                                                 --------------

TOTAL TEXTILES & APPAREL                                              1,235,836
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         24,148,341
                                                                 --------------

INDUSTRIALS 10.8%
   ROAD & RAIL 3.3%
   Ryder System, Inc.+                                 51,736         3,022,935
   Union Pacific Corp.+                                 9,867           917,236
   CSX Corp.+                                          11,842           834,150
                                                                 --------------

TOTAL ROAD & RAIL                                                     4,774,321
                                                                 --------------

   MACHINERY 2.9%
   Ingersoll-Rand Co. -- Class A+                      25,497         1,090,762
   Deere & Co.+                                        11,220           936,758
   Caterpillar, Inc.+                                  11,794           878,417
   Cummins, Inc.+                                       7,146           873,599
   Navistar International Corp.*                       11,771           289,684
                                                                 --------------

TOTAL MACHINERY                                                       4,069,220
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Allied Waste Industries, Inc.*+                    168,824         1,917,840
   RR Donnelley & Sons Co.                             22,027           703,763


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Avery Dennison Corp.+                                7,262    $      421,632
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,043,235
                                                                 --------------

   AEROSPACE & DEFENSE 1.9%
   United Technologies Corp.                           17,245         1,093,678
   Northrop Grumman Corp.                              15,942         1,021,245
   Raytheon Co.                                        13,250           590,552
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             2,705,475
                                                                 --------------

   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                        13,479           399,518
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 399,518
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 0.3%
   Textron, Inc.                                        4,252           391,949
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          391,949
                                                                 --------------

TOTAL INDUSTRIALS                                                    15,383,718
                                                                 --------------

MATERIALS 10.6%
   PAPER & FOREST PRODUCTS 3.3%
   International Paper Co.+                            41,791         1,349,849
   MeadWestvaco Corp.+                                 43,355         1,210,905
   Weyerhaeuser Co.+                                   18,556         1,155,111
   Louisiana-Pacific Corp.+                            42,034           920,545
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                         4,636,410
                                                                 --------------

   METALS & MINING 3.2%
   United States Steel Corp.+                          37,947         2,660,844
   Alcoa, Inc.+                                        24,303           786,445
   Nucor Corp.+                                        11,262           610,964
   Phelps Dodge Corp.+                                  6,977           573,230
                                                                 --------------

TOTAL METALS & MINING                                                 4,631,483
                                                                 --------------

   CHEMICALS 3.0%
   Ashland, Inc.+                                      20,817         1,388,494
   Eastman Chemical Co.+                               19,725         1,065,150
   Rohm & Haas Co.                                     10,096           506,011
   E.I. du Pont de Nemours and Co.+                    11,935           496,496
   PPG Industries, Inc.                                 6,420           423,720

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Dow Chemical Co.+                                    9,191    $      358,725
                                                                 --------------

TOTAL CHEMICALS                                                       4,238,596
                                                                 --------------

   CONTAINERS & PACKAGING 1.1%
   Bemis Co.                                           26,802           820,677
   Temple-Inland, Inc.                                 16,871           723,260
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                          1,543,937
                                                                 --------------

TOTAL MATERIALS                                                      15,050,426
                                                                 --------------

CONSUMER STAPLES 8.7%
   FOOD & DRUG RETAILING 3.1%
   Supervalu, Inc.+                                    52,131         1,600,422
   Safeway, Inc.+                                      43,579         1,133,054
   CVS Corp.+                                          30,994           951,516
   Costco Wholesale Corp.+                             13,665           780,681
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           4,465,673
                                                                 --------------

   FOOD PRODUCTS 2.6%
   Archer-Daniels-Midland Co.+                         40,083         1,654,626
   Tyson Foods, Inc. -- Class A+                       82,634         1,227,941
   ConAgra Foods, Inc.+                                39,631           876,242
                                                                 --------------

TOTAL FOOD PRODUCTS                                                   3,758,809
                                                                 --------------

   BEVERAGES 2.2%
   Molson Coors Brewing Co. -- Class B+                20,321         1,379,389
   Coca-Cola Enterprises, Inc.                         54,827         1,116,826
   Constellation Brands, Inc. -- Class A*              22,800           570,000
                                                                 --------------

TOTAL BEVERAGES                                                       3,066,215
                                                                 --------------

   TOBACCO 0.8%
   Reynolds American, Inc.                              9,945         1,146,659
                                                                 --------------

TOTAL TOBACCO                                                         1,146,659
                                                                 --------------

TOTAL CONSUMER STAPLES                                               12,437,356
                                                                 --------------

INFORMATION TECHNOLOGY 5.4%
   IT CONSULTING & SERVICES 3.0%
   Unisys Corp.*                                      200,459         1,258,883


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Computer Sciences Corp.*                            24,877    $    1,205,042
   Electronic Data Systems Corp.+                      47,972         1,154,206
   Sabre Holdings Corp.+                               31,469           692,318
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        4,310,449
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Sanmina-SCI Corp.*                                 276,495         1,271,877
   Solectron Corp.*+                                  241,229           825,003
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,096,880
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.6%
   Micron Technology, Inc.*+                           56,786           855,197
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           855,197
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 0.3%
   Andrew Corp.*                                       39,340           348,552
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          348,552
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          7,611,078
                                                                 --------------

TELECOMMUNICATION SERVICES 5.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.2%
   Verizon Communications, Inc.+                       42,812         1,433,774
   AT&T, Inc.+                                         45,424         1,266,875
   BellSouth Corp.+                                    34,135         1,235,687
   Qwest Communications
       International, Inc.*+                          134,356         1,086,940
   Citizens Communications Co.+                        72,088           940,748
   Embarq Corp.*+                                      17,228           706,176
   CenturyTel, Inc.+                                   17,911           665,394
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          7,335,594
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      7,335,594
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
ENERGY 3.5%
   OIL & GAS 3.5%
   ConocoPhillips                                      29,308    $    1,920,553
   Sunoco, Inc.                                        16,299         1,129,358
   Marathon Oil Corp.+                                 12,275         1,022,507
   El Paso Corp.+                                      56,614           849,210
                                                                 --------------

TOTAL OIL & GAS                                                       4,921,628
                                                                 --------------

TOTAL ENERGY                                                          4,921,628
                                                                 --------------

HEALTH CARE 1.1%
   HEALTH CARE PROVIDERS & SERVICES 1.1%
   WellPoint, Inc.*+                                   11,308           822,883
   Tenet Healthcare Corp.*+                            55,819           389,616
   McKesson Corp.                                       8,081           382,070
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,594,569
                                                                 --------------

TOTAL HEALTH CARE                                                     1,594,569
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $131,505,584)                                              141,651,456
                                                                 --------------
                                                         FACE
                                                       AMOUNT
                                                   ----------
SECURITIES LENDING COLLATERAL 27.5%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
   Bancorp                                         39,012,963        39,012,963
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $39,012,963)                                                   39,012,963
                                                                 ==============

TOTAL INVESTMENTS 127.2%
   (Cost $170,518,547)                                           $  180,664,419
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.2)%                  $  (38,614,205)
                                                                 --------------
NET ASSETS - 100.0%                                              $  142,050,214

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

HEALTH CARE 24.9%
  HEALTH CARE EQUIPMENT & SUPPLIES 12.3%
  BioLase Technology, Inc.*+                           66,669    $      560,020
  ResMed, Inc.*                                         7,787           365,600
  Integra LifeSciences Holdings Corp.*                  8,887           344,904
  Biosite, Inc.*+                                       5,347           244,144
  ICU Medical, Inc.*                                    4,843           204,568
  SurModics, Inc.*+                                     5,359           193,513
  Dionex Corp.*                                         3,520           192,403
  Possis Medical, Inc.*                                20,326           179,072
  PolyMedica Corp.                                      4,648           167,142
  Immucor, Inc.*+                                       8,201           157,705
  Kensey Nash Corp.*+                                   4,792           141,364
  Idexx Laboratories, Inc.*                             1,732           130,125
  Mentor Corp.+                                         2,759           120,017
  Respironics, Inc.*                                    3,454           118,196
  American Medical Systems Holdings, Inc.*              6,881           114,569
  Greatbatch, Inc.*                                     4,735           111,746
  Diagnostic Products Corp.                             1,905           110,814
  Cooper Cos., Inc.+                                    2,400           106,296
  Merit Medical Systems, Inc.*+                         7,609           104,700
  ArthroCare Corp.*+                                    2,200            92,422
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                3,759,320
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 9.0%
  Odyssey HealthCare, Inc.*                            23,945           420,714
  Centene Corp.*+                                      13,591           319,796
  Healthways, Inc.*+                                    5,814           306,049
  AMERIGROUP Corp.*                                     9,191           285,289
  Sierra Health Services, Inc.*                         6,121           275,629
  United Surgical Partners
      International, Inc.*+                             6,638           199,605
  Per-Se Technologies, Inc.*+                           7,310           184,066
  Sunrise Senior Living, Inc.*                          6,150           170,047
  AmSurg Corp.*+                                        6,280           142,870
  Pediatrix Medical Group, Inc.*                        2,292           103,827
  Cerner Corp.*+                                        2,789           103,500
  Amedisys, Inc.*+                                      2,725           103,277
  SFBC International, Inc.*+                            5,967            90,460

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Dendrite International, Inc.*                         4,458    $       41,192
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,746,321
                                                                 --------------

  PHARMACEUTICALS 3.6%
  CNS, Inc.                                            13,862           339,619
  Connetics Corp.*+                                    22,178           260,813
  Bradley Pharmaceuticals, Inc.*+                      18,063           184,242
  Noven Pharmaceuticals, Inc.*+                         8,810           157,699
  Sciele Pharma, Inc.*+                                 6,530           151,431
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 1,093,804
                                                                 --------------

TOTAL HEALTH CARE                                                     7,599,445
                                                                 --------------

CONSUMER DISCRETIONARY 23.0%
  SPECIALTY RETAIL 6.9%
  Christopher & Banks Corp.                            20,874           605,346
  HOT Topic, Inc.*                                     21,956           252,714
  Select Comfort Corp.*                                 9,172           210,681
  Too, Inc.*+                                           5,440           208,842
  Children's Place Retail Stores, Inc.*+                3,348           201,047
  Tractor Supply Co.*+                                  3,474           192,008
  Hibbett Sporting Goods, Inc.*+                        6,767           161,731
  Guitar Center, Inc.*+                                 3,194           142,037
  Genesco, Inc.*                                        4,161           140,933
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                2,115,339
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 6.1%
  Shuffle Master, Inc.*+                               13,052           427,845
  Multimedia Games, Inc.*                              38,778           392,821
  Panera Bread Co. -- Class A*+                         4,557           306,413
  Papa John's International, Inc.*                      7,573           251,424
  Sonic Corp.*                                          9,893           205,665
  P.F. Chang's China Bistro, Inc.*+                     3,811           144,894
  CEC Entertainment, Inc.*+                             4,278           137,409
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,866,471
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 2.5%
  Pool Corp.                                            8,403           366,623


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Nautilus, Inc.+                                      15,502    $      243,536
  Polaris Industries, Inc.+                             3,857           167,008
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      777,167
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 1.9%
  Pre-Paid Legal Services, Inc.+                        8,758           302,151
  Vertrue, Inc.*                                        6,395           275,177
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    577,328
                                                                 --------------

  HOUSEHOLD DURABLES 1.5%
  Meritage Homes Corp.*+                                4,793           226,470
  NVR, Inc.*+                                             449           220,571
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                447,041
                                                                 --------------

  TEXTILES & APPAREL 1.3%
  K-Swiss, Inc. -- Class A                              8,861           236,589
  Fossil, Inc.*                                         9,339           168,195
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                404,784
                                                                 --------------

  INTERNET & CATALOG RETAIL 1.1%
  PetMed Express, Inc.*                                29,834           327,279
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         327,279
                                                                 --------------

  MEDIA 1.1%
  Arbitron, Inc.                                        4,785           183,409
  Advo, Inc.+                                           5,571           137,102
                                                                 --------------

TOTAL MEDIA                                                             320,511
                                                                 --------------

  AUTOMOBILES 0.6%
  Winnebago Industries, Inc.+                           6,087           188,940
                                                                 --------------

TOTAL AUTOMOBILES                                                       188,940
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          7,024,860
                                                                 --------------

INFORMATION TECHNOLOGY 18.7%
  INTERNET SOFTWARE & SERVICES 5.7%
  j2 Global Communications, Inc.*+                     20,062           626,336
  Bankrate, Inc.*+                                      9,300           351,168
  Websense, Inc.*                                      13,773           282,897
  MIVA, Inc.*+                                         47,821           193,675

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  WebEx Communications, Inc.*+                          4,128    $      146,709
  Digital Insight Corp.*                                4,019           137,812
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,738,597
                                                                 --------------

  SOFTWARE 4.7%
  Factset Research Systems, Inc                         7,878           372,629
  Ansys, Inc.*                                          4,848           231,831
  Internet Security Systems, Inc.*                     10,770           203,015
  Manhattan Associates, Inc.*+                          7,583           153,859
  Quality Systems, Inc.+                                4,155           152,987
  EPIQ Systems, Inc.*+                                  8,594           143,004
  Kronos, Inc./MA*                                      2,748            99,505
  Take-Two Interactive
      Software, Inc.*+                                  8,333            88,830
                                                                 --------------

TOTAL SOFTWARE                                                        1,445,660
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.6%
  Daktronics, Inc.                                     12,616           364,224
  Scansource, Inc.*                                    10,008           293,435
  Flir Systems, Inc.*+                                 10,337           228,034
  LoJack Corp.*+                                        8,175           154,180
  Mercury Computer Systems, Inc.*                       2,780            42,784
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,082,657
                                                                 --------------

  IT CONSULTING & SERVICES 2.3%
  eFunds Corp.*                                         9,421           207,733
  Mantech International Corp. -- Class A*               6,180           190,715
  Talx Corp.                                            8,580           187,645
  CACI International, Inc. -- Class A*+                 2,161           126,051
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          712,144
                                                                 --------------
  COMPUTERS & PERIPHERALS 2.1%
  Komag, Inc.*                                          7,117           328,663
  Synaptics, Inc.*                                     11,093           237,390
  Neoware, Inc.*                                        6,150            75,584
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           641,637
                                                                 --------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT 0.3%
  Comtech Telecommunications Corp.*                     3,321    $       97,206
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           97,206
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          5,717,901
                                                                 --------------

ENERGY 10.2%
  OIL & GAS 8.0%
  Frontier Oil Corp.+                                  17,804           576,850
  St. Mary Land & Exploration Co.                       8,416           338,744
  World Fuel Services Corp.+                            5,664           258,788
  Stone Energy Corp.*                                   5,290           246,249
  Penn Virginia Corp.                                   3,109           217,257
  Swift Energy Co.*                                     4,468           191,811
  Cimarex Energy Co.+                                   4,020           172,860
  Petroleum Development Corp.*                          4,494           169,424
  Helix Energy Solutions
      Group, Inc.*+                                     3,509           141,623
  Cabot Oil & Gas Corp.+                                2,471           121,079
                                                                 --------------

TOTAL OIL & GAS                                                       2,434,685
                                                                 --------------

  ENERGY EQUIPMENT & SERVICES 2.2%
  W-H Energy Services, Inc.*                            5,080           258,216
  Unit Corp.*                                           2,839           161,511
  Hydril*                                               1,916           150,444
  CARBO Ceramics, Inc.+                                 1,896            93,151
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       663,322
                                                                 --------------

TOTAL ENERGY                                                          3,098,007
                                                                 --------------

FINANCIALS 9.6%
  BANKS 3.3%
  Nara Bancorp, Inc.                                   15,650           293,438
  Wilshire Bancorp, Inc.                               11,710           211,014
  PrivateBancorp, Inc.+                                 4,614           191,066
  UCBH Holdings, Inc.+                                  7,028           116,243
  Wintrust Financial Corp.                              2,285           116,192
  East-West Bancorp, Inc.                               2,429            92,083
                                                                 --------------

TOTAL BANKS                                                           1,020,036
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 2.1%
  Flagstar Bancorp, Inc.+                              21,211           338,527

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Fremont General Corp.+                               16,403    $      304,440
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        642,967
                                                                 --------------

  INSURANCE 1.3%
  Hilb Rogal & Hobbs Co.+                               5,933           221,123
  Philadelphia Consolidated
      Holding Corp.*+                                   5,819           176,665
                                                                 --------------

TOTAL INSURANCE                                                         397,788
                                                                 --------------

  DIVERSIFIED FINANCIALS 1.3%
  Portfolio Recovery
      Associates, Inc.*+                                8,545           390,507
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            390,507
                                                                 --------------

  CAPITAL MARKETS 0.8%
  Investment Technology Group, Inc.*                    4,994           253,995
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   253,995
                                                                 --------------

  CONSUMER FINANCE 0.8%
  World Acceptance Corp.*                               6,641           235,888
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  235,888
                                                                 --------------

TOTAL FINANCIALS                                                      2,941,181
                                                                 --------------

INDUSTRIALS 8.1%
  ROAD & RAIL 2.1%
  Landstar System, Inc.                                 5,782           273,084
  Knight Transportation, Inc.+                         10,817           218,503
  Heartland Express, Inc.+                              9,174           164,123
                                                                 --------------

TOTAL ROAD & RAIL                                                       655,710
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 2.1%
  Coinstar, Inc.*+                                     20,605           493,284
  Waste Connections, Inc.*+                             4,343           158,085
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    651,369
                                                                 --------------

  AEROSPACE & DEFENSE 2.1%
  Ceradyne, Inc.*+                                      8,202           405,917
  Curtiss-Wright Corp.+                                 5,380           166,134


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
  Gencorp, Inc.*+                                       3,885    $       62,277
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               634,328
                                                                 --------------

  MACHINERY 0.8%
  EnPro Industries, Inc.*                               4,655           156,408
  ASV, Inc.*+                                           4,212            97,045
                                                                 --------------

TOTAL MACHINERY                                                         253,453
                                                                 --------------

  AIR FREIGHT & COURIERS 0.6%
  Forward Air Corp.+                                    4,225           172,084
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            172,084
                                                                 --------------

  BUILDING PRODUCTS 0.4%
  Simpson Manufacturing Co., Inc.                       3,046           109,808
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 109,808
                                                                 --------------

TOTAL INDUSTRIALS                                                     2,476,752
                                                                 --------------
CONSUMER STAPLES 4.4%
  BEVERAGES 2.4%
  Hansen Natural Corp.*                                 3,811           725,500
                                                                 --------------

TOTAL BEVERAGES                                                         725,500
                                                                 --------------

  PERSONAL PRODUCTS 1.4%
  NBTY, Inc.*                                           8,963           214,305
  USANA Health Sciences, Inc.*+                         5,616           212,847
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 427,152
                                                                 --------------

  FOOD PRODUCTS 0.6%
  Delta & Pine Land Co.                                 4,153           122,098
  Peet's Coffee & Tea, Inc.*                            2,313            69,829
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     191,927
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,344,579
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
MATERIALS 0.9%
  CONSTRUCTION MATERIALS 0.9%
  Headwaters, Inc.*                                    10,967    $      280,317
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            280,317
                                                                 --------------

TOTAL MATERIALS                                                         280,317
                                                                 --------------

TOTAL COMMON STOCKS
  (Cost $26,604,342)                                                 30,483,042

                                                         FACE
                                                       AMOUNT
                                                    ---------
SECURITIES LENDING COLLATERAL 13.8%
Investment in Securities Lending Short Term
  Investment Portfolio Held
  by U.S. Bancorp                                   4,198,342         4,198,342
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,198,342)                                                     4,198,342
                                                                 --------------


TOTAL INVESTMENTS 113.6%
  (Cost $30,802,684)                                             $   34,681,384
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.6)%                                               $   (4,152,743)
                                                                 --------------
NET ASSETS - 100.0%                                              $   30,528,641

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 97.1%

CONSUMER DISCRETIONARY 28.5%
   SPECIALTY RETAIL 13.6%
   Aeropostale, Inc.*+                                 21,981    $      635,031
   GameStop Corp. -- Class A*+                         12,238           513,996
   Chico's FAS, Inc.*                                  15,250           411,445
   Abercrombie & Fitch Co. -- Class A                   6,584           364,951
   Ross Stores, Inc.+                                  11,895           333,655
   American Eagle Outfitters, Inc.+                     9,096           309,628
   Petsmart, Inc.+                                     10,698           273,869
   Pacific Sunwear of California, Inc.*+               12,429           222,852
   Advance Auto Parts, Inc.                             7,277           210,305
   Williams-Sonoma, Inc.+                               6,025           205,151
   Urban Outfitters, Inc.*+                             7,516           131,455
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                3,612,338
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 4.9%
   Corinthian Colleges, Inc.*+                         34,430           494,415
   ITT Educational Services, Inc.*+                     7,442           489,758
   Career Education Corp.*+                            10,323           308,554
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,292,727
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 4.3%
   Scientific Games Corp. -- Class A*+                 14,443           514,460
   GTECH Holdings Corp.                                 8,073           280,779
   Cheesecake Factory, Inc.*+                           6,710           180,834
   Applebee's International, Inc.                       9,138           175,632
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,151,705
                                                                 --------------

   HOUSEHOLD DURABLES 3.2%
   M.D.C. Holdings, Inc.+                               4,755           246,927
   Hovnanian Enterprises, Inc. -- Class A*+             7,418           223,134
   Ryland Group, Inc.+                                  4,868           212,099
   Toll Brothers, Inc.*+                                6,190           158,278
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                840,438
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AUTOMOBILES 1.0%
   Thor Industries, Inc.+                               5,763    $      279,217
                                                                 --------------

TOTAL AUTOMOBILES                                                       279,217
                                                                 --------------

   TEXTILES & APPAREL 0.9%
   Timberland Co. -- Class A*+                          9,257           241,608
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                241,608
                                                                 --------------

   MEDIA 0.6%
   Catalina Marketing Corp.                             6,033           171,699
                                                                 --------------

TOTAL MEDIA                                                             171,699
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          7,589,732
                                                                 --------------

INFORMATION TECHNOLOGY 18.9%
   IT CONSULTING & SERVICES 7.2%
   Cognizant Technology Solutions
       Corp. -- Class A*+                              10,446           703,747
   CSG Systems International, Inc.*                    11,003           272,214
   Fidelity National Information
       Services, Inc.                                   7,547           267,164
   Alliance Data Systems Corp.*+                        4,279           251,691
   DST Systems, Inc.*+                                  3,801           226,159
   BISYS Group, Inc.*                                  14,990           205,363
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,926,338
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
   Cree, Inc.*+                                        15,448           367,045
   Silicon Laboratories, Inc.*+                         9,285           326,368
   Cabot Microelectronics Corp.*                        8,620           261,272
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           954,685
                                                                 --------------

   SOFTWARE 2.4%
   Macrovision Corp.*                                  10,208           219,676
   Jack Henry & Associates, Inc.                        8,608           169,233
   McAfee, Inc.*+                                       4,135           100,357
   Fair Isaac Corp.                                     2,190            79,519


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Activision, Inc.*                                    6,964    $       79,250
                                                                 --------------

TOTAL SOFTWARE                                                          648,035
                                                                 --------------

   COMPUTERS & PERIPHERALS 2.0%
   Western Digital Corp.*                              26,315           521,300
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           521,300
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
   Amphenol Corp. -- Class A                            4,683           262,061
   CDW Corp.                                            4,542           248,220
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                510,281
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 1.5%
   Plantronics, Inc.+                                   8,730           193,893
   F5 Networks, Inc.*                                   3,606           192,849
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          386,742
                                                                 --------------

   OFFICE ELECTRONICS 0.3%
   Zebra Technologies Corp. -- Class A*                 2,443            83,453
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                 83,453
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          5,030,834
                                                                 --------------

INDUSTRIALS 15.8%
   COMMERCIAL SERVICES & SUPPLIES 5.0%
   Corporate Executive Board Co.+                       5,760           577,152
   Stericycle, Inc.*+                                   4,361           283,901
   Copart, Inc.*+                                       9,844           241,769
   Rollins, Inc.                                        7,527           147,830
   ChoicePoint, Inc.*+                                  2,166            90,474
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,341,126
                                                                 --------------

   AIRLINES 3.3%
   AirTran Holdings, Inc.*+                            31,970           475,074
   JetBlue Airways Corp.*+                             33,826           410,648
                                                                 --------------

TOTAL AIRLINES                                                          885,722
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 3.0%
   Expeditors International Washington, Inc.            8,808    $      493,336
   CH Robinson Worldwide, Inc.+                         5,593           298,107
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            791,443
                                                                 --------------

   MACHINERY 1.7%
   Graco, Inc.                                          6,648           305,675
   Donaldson Co., Inc.+                                 4,321           146,352
                                                                 --------------

TOTAL MACHINERY                                                         452,027
                                                                 --------------

   AEROSPACE & DEFENSE 1.4%
   Alliant Techsystems, Inc.*+                          4,706           359,303
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               359,303
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Fastenal Co.+                                        4,919           198,186
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  198,186
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.7%
   Jacobs Engineering Group, Inc.*+                     2,400           191,136
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        191,136
                                                                 --------------

TOTAL INDUSTRIALS                                                     4,218,943
                                                                 --------------

HEALTH CARE 15.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 5.1%
   Cytyc Corp.*                                        16,988           430,816
   Gen-Probe, Inc.*                                     5,486           296,134
   DENTSPLY International, Inc.                         4,094           248,096
   Intuitive Surgical, Inc.*+                           1,830           215,885
   Beckman Coulter, Inc.                                3,219           178,816
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,369,747
                                                                 --------------

   PHARMACEUTICALS 3.8%
   Sepracor, Inc.*+                                     9,372           535,516


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Par Pharmaceutical Cos., Inc.*+                     19,260    $      355,540
   Medicis Pharmaceutical Corp. -- Class A+             4,920           118,080
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 1,009,136
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES 3.7%
   Lincare Holdings, Inc.*                              7,023           265,750
   Apria Healthcare Group, Inc.*+                      11,340           214,326
   Pharmaceutical Product
       Development, Inc.+                               5,990           210,369
   Community Health Systems, Inc.*+                     4,610           169,418
   LifePoint Hospitals, Inc.*+                          4,256           136,745
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  996,608
                                                                 --------------

   BIOTECHNOLOGY 3.0%
   Cephalon, Inc.*+                                     7,010           421,301
   Techne Corp.*                                        3,143           160,041
   Invitrogen Corp.*+                                   1,680           110,998
   Martek Biosciences Corp.*+                           3,150            91,192
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     783,532
                                                                 --------------

TOTAL HEALTH CARE                                                     4,159,023
                                                                 --------------

ENERGY 9.7%
   OIL & GAS 8.6%
   Denbury Resources, Inc.*+                           14,955           473,625
   Western Gas Resources, Inc.+                         6,532           390,940
   Newfield Exploration Co.*+                           7,623           373,070
   Pogo Producing Co.+                                  7,813           360,179
   Plains Exploration & Production Co.*+                4,820           195,403
   Southwestern Energy Co.*                             5,470           170,445
   Pioneer Natural Resources Co.+                       3,590           166,612
   Noble Energy, Inc.+                                  3,160           148,078
                                                                 --------------

TOTAL OIL & GAS                                                       2,278,352
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 1.1%
   Grant Prideco, Inc.*                                 3,420           153,045

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Patterson-UTI Energy, Inc.+                          5,265    $      149,052
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       302,097
                                                                 --------------

TOTAL ENERGY                                                          2,580,449
                                                                 --------------

FINANCIALS 7.6%
   CAPITAL MARKETS 5.1%
   SEI Investments Co.                                  8,303           405,851
   Investors Financial Services Corp.+                  8,588           385,601
   Eaton Vance Corp.                                   12,319           307,482
   Waddell & Reed Financial, Inc. -- Class A+          12,928           265,800
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 1,364,734
                                                                 --------------

   INSURANCE 1.7%
   Brown & Brown, Inc.+                                15,628           456,650
                                                                 --------------

TOTAL INSURANCE                                                         456,650
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 0.8%
   Radian Group, Inc.+                                  3,510           216,848
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        216,848
                                                                 --------------

TOTAL FINANCIALS                                                      2,038,232
                                                                 --------------

CONSUMER STAPLES 1.0%
   HOUSEHOLD PRODUCTS 1.0%
   Energizer Holdings, Inc.*+                           2,681           157,026
   Church & Dwight Co., Inc.                            2,856           104,016
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                261,042
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  261,042
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $23,270,373)                                                25,878,255
                                                                 --------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
   5.17% due 07/03/06                              $   18,299    $       18,299
Lehman Brothers, Inc. at
   4.45% due 07/03/06                                      18                18
Bear Stearns Cos., Inc. at 4.40%
   due 07/03/06                                        58,435            58,435
Morgan Stanley at
   4.40% due 07/03/06                                  33,113            33,113
Citigroup, Inc. at
   4.10% due 07/03/06                                  34,087            34,087
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $143,952)                                                      143,952
                                                                 --------------

SECURITIES LENDING COLLATERAL 16.1%
Investment in Securities Lending Short Term
Investment Portfolio Held by U.S.
Bancorp                                             4,289,951         4,289,951
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,289,951)                                                     4,289,951
                                                                 ==============

TOTAL INVESTMENTS 113.7%
(Cost $27,704,276)                                               $   30,312,158
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.7)%                  $   (3,658,722)
                                                                 --------------
NET ASSETS - 100.0%                                              $   26,653,436

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.8%

CONSUMER DISCRETIONARY 27.0%
   SPECIALTY RETAIL 6.2%
   AutoZone, Inc.*                                      2,380    $      209,916
   TJX Cos., Inc.+                                      8,502           194,356
   Best Buy Co., Inc.+                                  3,097           169,839
   Bed Bath & Beyond, Inc.*+                            4,701           155,932
   Lowe's Cos., Inc.                                    1,786           108,357
   Home Depot, Inc.+                                    2,477            88,652
   RadioShack Corp.+                                    4,084            57,176
   Tiffany & Co.+                                       1,540            50,851
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,035,079
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 5.3%
   International Game Technology, Inc.                  9,079           344,457
   Starbucks Corp.*+                                    5,396           203,753
   Darden Restaurants, Inc.                             2,755           108,547
   Yum! Brands, Inc.                                    1,919            96,468
   Wendy's International, Inc.                          1,300            75,777
   Starwood Hotels & Resorts
       Worldwide, Inc.+                                 1,060            63,961
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     892,963
                                                                 --------------

   HOUSEHOLD DURABLES 4.7%
   Black & Decker Corp.+                                2,433           205,491
   Lennar Corp. -- Class A+                             3,260           144,646
   D.R. Horton, Inc.+                                   5,090           121,244
   Fortune Brands, Inc.+                                1,653           117,380
   Centex Corp.                                         2,290           115,187
   Harman International Industries, Inc.                  920            78,540
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                782,488
                                                                 --------------

   MEDIA 2.1%
   Omnicom Group, Inc.+                                 1,214           108,155
   Clear Channel Communications, Inc.+                  3,340           103,373
   Dow Jones & Co., Inc.+                               2,386            83,534
   Univision Communications, Inc. -- Class A*+          2,000            67,000
                                                                 --------------

TOTAL MEDIA                                                             362,062
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Apollo Group, Inc. -- Class A*+                      3,467    $      179,140
   H&R Block, Inc.+                                     7,015           167,378
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    346,518
                                                                 --------------

   TEXTILES & APPAREL 1.9%
   Coach, Inc.*+                                        6,378           190,702
   Liz Claiborne, Inc.                                  2,220            82,273
   Nike, Inc. -- Class B+                                 606            49,086
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                322,061
                                                                 --------------

   MULTILINE RETAIL 1.7%
   Kohl's Corp.*                                        2,600           153,712
   Sears Holdings Corp.*+                                 542            83,924
   Target Corp.                                         1,021            49,896
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  287,532
                                                                 --------------

   INTERNET & CATALOG RETAIL 1.3%
   Amazon.com, Inc.*+                                   5,630           217,768
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         217,768
                                                                 --------------

   AUTOMOBILES 1.1%
   Harley-Davidson, Inc.+                               3,297           180,972
                                                                 --------------

TOTAL AUTOMOBILES                                                       180,972
                                                                 --------------

   AUTO COMPONENTS 0.6%
   Goodyear Tire & Rubber Co.*+                         9,198           102,098
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   102,098
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          4,529,541
                                                                 --------------

HEALTH CARE 24.7%
   HEALTH CARE PROVIDERS & SERVICES 10.7%
   Express Scripts, Inc.*                               2,782           199,581
   AmerisourceBergen Corp.+                             4,570           191,574
   Coventry Health Care, Inc.*                          3,230           177,456
   Manor Care, Inc.+                                    3,600           168,912
   UnitedHealth Group, Inc.+                            3,478           155,745
   Humana, Inc.*                                        2,670           143,379


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Caremark Rx, Inc.                                    2,830    $      141,132
   Quest Diagnostics, Inc.+                             2,165           129,727
   IMS Health, Inc.+                                    4,735           127,135
   Cardinal Health, Inc.+                               1,730           111,291
   Patterson Cos., Inc.*+                               3,022           105,558
   Health Management Associates,
       Inc. -- Class A                                  4,550            89,681
   Laboratory Corporation of America
       Holdings*+                                         770            47,917
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,789,088
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 7.5%
   Fisher Scientific International, Inc.*+              3,170           231,569
   Hospira, Inc.*                                       4,021           172,662
   Zimmer Holdings, Inc.*                               2,774           157,341
   Stryker Corp.+                                       3,736           157,323
   Waters Corp.*+                                       2,908           129,115
   Biomet, Inc.+                                        3,076            96,248
   Medtronic, Inc.+                                     1,733            81,312
   St. Jude Medical, Inc.*                              2,215            71,810
   Boston Scientific Corp.*                             3,441            57,947
   Becton, Dickinson & Co.                                832            50,860
   Millipore Corp.*+                                      792            49,888
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,256,075
                                                                 --------------

   PHARMACEUTICALS 5.4%
   Forest Laboratories, Inc.*+                          5,314           205,599
   King Pharmaceuticals, Inc.*                          7,980           135,660
   Barr Pharmaceuticals, Inc.*                          2,600           123,994
   Mylan Laboratories, Inc.+                            4,470            89,400
   Schering-Plough Corp.+                               4,136            78,708
   Pfizer, Inc.                                         3,060            71,818
   Johnson & Johnson, Inc.                              1,054            63,156
   Wyeth                                                1,086            48,229
   Eli Lilly & Co.                                        857            47,366
   Watson Pharmaceuticals, Inc.*+                       1,500            34,920
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   898,850
                                                                 --------------

   BIOTECHNOLOGY 1.1%
   Gilead Sciences, Inc.*+                              1,566            92,645
   Amgen, Inc.*+                                          744            48,531

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Medimmune, Inc.*+                                    1,655    $       44,850
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     186,026
                                                                 --------------

TOTAL HEALTH CARE                                                     4,130,039
                                                                 --------------

INFORMATION TECHNOLOGY 16.9%
   COMPUTERS & PERIPHERALS 4.1%
   QLogic Corp.*+                                       8,030           138,437
   Network Appliance, Inc.*+                            3,823           134,952
   Lexmark International, Inc.*                         2,328           129,972
   Dell, Inc.*                                          5,120           124,979
   SanDisk Corp.*+                                      2,118           107,976
   International Business Machines Corp.                  716            55,003
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           691,319
                                                                 --------------

   INTERNET SOFTWARE & SERVICES 4.0%
   Google, Inc. -- Class A*+                              720           301,918
   eBay, Inc.*+                                         5,228           153,128
   Yahoo!, Inc.*+                                       4,587           151,371
   VeriSign, Inc.*+                                     2,972            68,861
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      675,278
                                                                 --------------

   SOFTWARE 4.0%
   Citrix Systems, Inc.*                                3,682           147,796
   Adobe Systems, Inc.*                                 4,787           145,333
   Oracle Corp.*+                                       8,034           116,413
   Electronic Arts, Inc.*+                              1,975            85,004
   Symantec Corp.*+                                     4,083            63,450
   Intuit, Inc.*                                          978            59,061
   Microsoft Corp.                                      2,303            53,660
                                                                 --------------

TOTAL SOFTWARE                                                          670,717
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
   Nvidia Corp.*                                       13,430           285,925
   Maxim Integrated Products, Inc.+                     1,518            48,743
   Broadcom Corp. -- Class A*+                          1,143            34,347
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           369,015
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------

   IT CONSULTING & SERVICES 2.1%
   First Data Corp.                                     3,097    $      139,489
   Fiserv, Inc.*                                        2,290           103,874
   Affiliated Computer Services,
       Inc. -- Class A*                                 1,990           102,704
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          346,067
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 0.3%
   Cisco Systems, Inc.*                                 2,065            40,329
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           40,329
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Jabil Circuit, Inc.+                                 1,530            39,168
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 39,168
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          2,831,893
                                                                 --------------

FINANCIALS 9.4%
   THRIFTS & MORTGAGE FINANCE 3.4%
   Countrywide Financial Corp.+                         5,581           212,525
   Freddie Mac+                                         2,748           156,663
   MGIC Investment Corp.                                1,680           109,200
   Golden West Financial Corp.                          1,120            83,104
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        561,492
                                                                 --------------

   CONSUMER FINANCE 2.4%
   Capital One Financial Corp.                          2,300           196,535
   SLM Corp.                                            3,111           164,634
   American Express Co.                                   777            41,352
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  402,521
                                                                 --------------

   CAPITAL MARKETS 1.6%
   Federated Investors, Inc. -- Class B                 4,873           153,500
   Janus Capital Group, Inc.                            3,930            70,347
   Legg Mason, Inc.+                                      412            41,002
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   264,849
                                                                 --------------

   INSURANCE 1.5%
   Progressive Corp.                                    5,598           143,925

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Ambac Financial Group, Inc.                          1,350    $      109,485
                                                                 --------------

TOTAL INSURANCE                                                         253,410
                                                                 --------------

   BANKS 0.5%
   Commerce Bancorp, Inc./NJ+                           2,530            90,245
                                                                 --------------

TOTAL BANKS                                                              90,245
                                                                 --------------

TOTAL FINANCIALS                                                      1,572,517
                                                                 --------------

CONSUMER STAPLES 8.7%
   FOOD PRODUCTS 2.9%
   General Mills, Inc.+                                 2,893           149,452
   Campbell Soup Co.                                    3,360           124,690
   Kellogg Co.                                          1,904            92,211
   McCormick & Co., Inc.+                               2,095            70,287
   WM Wrigley Jr Co.                                      998            45,269
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     481,909
                                                                 --------------

   FOOD & DRUG RETAILING 2.0%
   Sysco Corp.+                                         3,084            94,247
   Wal-Mart Stores, Inc.+                               1,954            94,124
   Walgreen Co.                                         1,982            88,873
   Whole Foods Market, Inc.+                              992            64,123
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             341,367
                                                                 --------------

   HOUSEHOLD PRODUCTS 2.0%
   Colgate-Palmolive Co.                                2,291           137,231
   Clorox Co.                                           2,198           134,012
   Procter & Gamble Co.                                 1,023            56,879
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                328,122
                                                                 --------------

   BEVERAGES 1.2%
   Anheuser-Busch Cos., Inc.                            3,144           143,335
   PepsiCo, Inc.                                          851            51,094
                                                                 --------------

TOTAL BEVERAGES                                                         194,429
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TOBACCO 0.6%
   UST, Inc.+                                           2,416    $      109,179
                                                                 --------------

TOTAL TOBACCO                                                           109,179
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,455,006
                                                                 --------------

ENERGY 8.4%
   OIL & GAS 7.7%
   XTO Energy, Inc.+                                    6,800           301,036
   Devon Energy Corp.+                                  3,510           212,039
   Valero Energy Corp.+                                 2,810           186,921
   Anadarko Petroleum Corp.+                            3,400           162,146
   Apache Corp.                                         2,370           161,752
   Chesapeake Energy Corp.+                             4,400           133,100
   EOG Resources, Inc.                                  1,878           130,221
                                                                 --------------

TOTAL OIL & GAS                                                       1,287,215
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 0.7%
   BJ Services Co.                                      2,307            85,959
   Nabors Industries Ltd.*+                             1,100            37,169
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       123,128
                                                                 --------------

TOTAL ENERGY                                                          1,410,343
                                                                 --------------

INDUSTRIALS 3.6%
   COMMERCIAL SERVICES & SUPPLIES 1.4%
   Cendant Corp.                                        8,960           145,958
   Equifax, Inc.                                        1,390            47,733
   Cintas Corp.                                         1,190            47,314
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    241,005
                                                                 --------------

   AEROSPACE & DEFENSE 1.3%
   L-3 Communications Holdings, Inc.                    1,410           106,342
   General Dynamics Corp.                               1,550           101,463
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               207,805
                                                                 --------------

   MACHINERY 0.9%
   ITT Industries, Inc.                                 1,530            75,735

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Danaher Corp.                                        1,099    $       70,688
                                                                 --------------

TOTAL MACHINERY                                                         146,423
                                                                 --------------

TOTAL INDUSTRIALS                                                       595,233
                                                                 --------------

MATERIALS 2.1%
   CHEMICALS 1.2%
   Ecolab, Inc.                                         2,798           113,543
   Sigma-Aldrich Corp.+                                 1,070            77,725
                                                                 --------------

TOTAL CHEMICALS                                                         191,268
                                                                 --------------

   CONTAINERS & PACKAGING 0.9%
   Ball Corp.+                                          4,231           156,716
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            156,716
                                                                 --------------

TOTAL MATERIALS                                                         347,984
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $15,303,901)                                                16,872,556
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                                   ----------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at 5.17% due 07/03/06                 $   16,304            16,304
Lehman Brothers, Inc. at 4.45% due 07/03/06                16                16
Bear Stearns Cos., Inc. at 4.40% due
   07/03/06                                            52,065            52,065
Morgan Stanley at 4.40% due 07/03/06                   29,503            29,503
Citigroup, Inc. at 4.10% due 07/03/06                  30,371            30,371

TOTAL REPURCHASE AGREEMENTS
   (Cost $128,259)                                                      128,259
                                                                 --------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 20.2%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bancorp        3,382,662    $    3,382,662
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,382,662)                                                     3,382,662
                                                                 --------------

TOTAL INVESTMENTS 121.7%
   (Cost $18,814,822)                                            $   20,383,477
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.7)%                  $   (3,640,454)
                                                                 --------------
NET ASSETS - 100.0%                                              $   16,743,023

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

DYNAMIC STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 103.0%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
 5.17% due 07/03/06                              $  4,011,614    $    4,011,614
Credit Suisse at
 4.55% due 07/03/06+                               14,311,722        14,311,722
Lehman Brothers, Inc. at
 4.45% due 07/03/06                                     3,838             3,838
Bear Stearns Cos., Inc. at
 4.40%due 07/03/06                                 12,810,209        12,810,209
Morgan Stanley at
 4.40% due 07/03/06                                 7,259,119         7,259,119
Citigroup, Inc. at
 4.10% due 07/03/06                                 7,472,622         7,472,622
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $45,869,124)                                                45,869,124
                                                                 --------------

TOTAL INVESTMENTS 103.0%
   (Cost $45,869,124)                                            $   45,869,124
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (3.0)%                                                        $   (1,334,755)
                                                                 --------------
NET ASSETS - 100.0%                                              $   44,534,369

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              LOSS
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
August 2006 U.S. Dollar Index Swap,
   Maturing 08/30/06*
   (Notional Market Value $89,112,730)              1,050,502    $      (83,334)
                                                                 --------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

DYNAMIC WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 101.6%
Collateralized by U.S. Treasury Obligations

U.S. Bancorp at
 5.17% due 07/03/06                              $ 13,257,218    $   13,257,218
Credit Suisse at
 4.55% due 07/03/06+                               47,793,813        47,793,813
Lehman Brothers, Inc. at
 4.45% due 07/03/06                                    12,683            12,683
Bear Stearns Cos., Inc. at
 4.40% due 07/03/06                                42,334,021        42,334,021
Morgan Stanley at
 4.40% due 07/03/06                                23,989,278        23,989,278
Citigroup, Inc. at
 4.10% due 07/03/06                                24,694,845        24,694,845
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $152,081,858)                                              152,081,858
                                                                 --------------

TOTAL INVESTMENTS 101.6%
   (Cost $152,081,858)                                           $  152,081,858
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (1.6)%                                               $   (2,323,270)
                                                                 --------------
NET ASSETS - 100.0%                                              $  149,758,588

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2006 U.S. Dollar Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $1,782,900 )                                  21    $       14,616
                                                                 --------------

                                                                     UNREALIZED
                                                        UNITS              LOSS
                                                 ------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
August 2006 U.S. Dollar Index Swap,
Maturing 08/30/06*
   (Notional Market Value $295,610,493)             3,484,793    $   (2,619,807)
                                                                 --------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 79.0%
Farmer Mac*
   4.79% due 07/06/06                          $   50,000,000    $   49,980,042
   4.84% due 07/12/06                              50,000,000        49,939,500
   4.44% due 07/14/06                              50,000,000        49,932,167
   5.00% due 11/03/06                              50,000,000        49,145,833
   4.79% due 07/18/06                              25,000,000        24,950,104
Federal Farm Credit Bank*
   5.14% due 07/31/06                              50,000,000        49,800,111
   4.73% due 08/08/06                              50,000,000        49,763,500
   4.98% due 10/18/06                              50,000,000        49,259,917
   5.00% due 10/30/06                              50,000,000        49,173,611
   5.21% due 11/20/06                              50,000,000        48,986,944
   4.92% due 08/10/06                              25,000,000        24,870,167
   4.83% due 08/15/06                              25,000,000        24,855,771
   4.96% due 11/16/06                              25,000,000        24,531,555
   4.98% due 11/17/06                              25,000,000        24,526,208
   4.99% due 11/22/06                              25,000,000        24,507,930
Federal Home Loan Bank*
   4.95% due 07/03/06                             100,000,000       100,000,000
   4.99% due 08/25/06                              50,000,000        49,632,681
   5.21% due 09/20/06                              50,000,000        49,428,347
   5.27% due 09/27/06                              50,000,000        49,370,528
   4.73% due 07/24/06                              25,000,000        24,931,021
   5.19% due 08/18/06                              25,000,000        24,834,208
   5.21% due 09/22/06                              25,000,000        24,706,937
   5.24% due 12/15/06                              25,000,000        24,399,583
   4.83% due 09/20/06                              20,000,000        19,788,017
Freddie Mac*
   4.75% due 08/15/06                              50,000,000        49,716,319
   5.24% due 12/19/06                              50,000,000        48,770,055
   4.84% due 07/31/06                              25,000,000        24,905,889
   4.89% due 09/12/06                              25,000,000        24,758,896
   5.26% due 12/19/06                              25,000,000        24,382,681
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,133,848,522)                                          1,133,848,522
                                                                 --------------

FEDERAL AGENCY BONDS 1.7%
Federal Home Loan Bank*
   4.30% due 07/13/06                              25,000,000        25,000,000
                                                                 --------------

TOTAL FEDERAL AGENCY BONDS
   (Cost $25,000,000)                                                25,000,000
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 21.7%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 4.45% due 07/03/06    $  311,713,757    $  311,713,757
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $311,713,757)                                              311,713,757
                                                                 --------------

TOTAL INVESTMENTS 102.4%
   (Cost $1,470,562,279)                                         $1,470,562,279
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.4)%                                                        $  (34,265,606)
                                                                 --------------
NET ASSETS - 100.0%                                              $1,436,296,673

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 94.2%

FINANCIALS 20.3%
   INSURANCE 10.3%
   Principal Financial Group, Inc.+                     4,612    $      256,658
   American International Group, Inc.                   4,256           251,317
   Prudential Financial, Inc.                           3,170           246,309
   Cincinnati Financial Corp.                           4,430           208,254
   Lincoln National Corp.+                              3,591           202,676
   Ambac Financial Group, Inc.+                         2,440           197,884
   Hartford Financial Services Group,
       Inc.+                                            2,327           196,864
   MetLife, Inc.+                                       3,817           195,469
   Genworth Financial, Inc. -- Class A                  5,478           190,854
   Aon Corp.+                                           5,450           189,769
   AFLAC, Inc.                                          4,068           188,552
   Chubb Corp.                                          3,770           188,123
   Loews Corp.                                          4,980           176,541
   Delphi Financial Group, Inc. --
       Class A+                                         4,815           175,073
   Selective Insurance Group, Inc.+                     3,114           173,979
   Ohio Casualty Corp.+                                 5,795           172,285
   Assurant, Inc.                                       3,550           171,820
   Old Republic International Corp.                     7,855           167,861
   First American Corp.+                                3,921           165,741
   W.R. Berkley Corp.                                   4,775           162,971
   UnumProvident Corp.                                  8,851           160,469
   Protective Life Corp.                                3,391           158,088
   RLI Corp.+                                           3,234           155,814
   Nationwide Financial Services, Inc.                  3,534           155,779
   AmerUs Group Co.+                                    2,652           155,275
   Harleysville Group, Inc.+                            4,877           154,698
   Safety Insurance Group, Inc.                         3,244           154,252
   LandAmerica Financial Group, Inc.                    2,374           153,360
   American National Insurance Co.                      1,181           153,199
   American Physicians Capital, Inc.*                   2,894           152,195
   Phoenix Cos., Inc.                                  10,791           151,937
   ProAssurance Corp.*+                                 3,132           150,900
   Reinsurance Group of America, Inc.                   3,050           149,908
   Conseco, Inc.*+                                      6,441           148,787

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   National Western Life Insurance                        620    $      148,583
       Co. -- Class A
   American Financial Group, Inc./OH                    3,460           148,434
   Stancorp Financial Group, Inc.                       2,914           148,352
   Donegal Group, Inc. -- Class A                       7,559           146,720
   HCC Insurance Holdings, Inc.+                        4,895           144,109
   Infinity Property & Casualty Corp.                   3,470           142,270
   Hanover Insurance Group, Inc.+                       2,990           141,905
   Argonaut Group, Inc.*                                4,691           140,918
   FPIC Insurance Group, Inc.*+                         3,521           136,439
   First Acceptance Corp.*+                            11,498           135,446
   Wesco Financial Corp.                                  350           133,350
   EMC Insurance Group, Inc.                            4,587           131,922
   Philadelphia Consolidated Holding
       Corp.*+                                          4,324           131,277
   Great American Financial
       Resources, Inc.                                  6,135           128,406
   Horace Mann Educators Corp.+                         7,251           122,904
   CNA Surety Corp.*                                    4,089            70,658
   The Midland Co.                                      1,440            54,691
   Fidelity National Title Group,
       Inc. -- Class A+                                 2,007            39,478
   Kansas City Life Insurance Co.                         909            38,333
   Universal American Financial Corp.*                  2,864            37,662
   Crawford & Co. -- Class B                            4,319            31,010
   James River Group, Inc.*                               727            18,102
                                                                 --------------

TOTAL INSURANCE                                                       8,404,630
                                                                 --------------

   DIVERSIFIED FINANCIALS 2.7%
   Citigroup, Inc.                                     16,998           819,983
   Bank of America Corp.                               13,927           669,889
   J.P. Morgan Chase & Co.+                            12,738           534,996
   Leucadia National Corp.                              5,600           163,464
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                          2,188,332
                                                                 --------------

   BANKS 2.0%
   Wachovia Corp.+                                      6,790           367,203
   KeyCorp                                              6,500           231,920
   M&T Bank Corp.                                       1,697           200,110


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   National City Corp.+                                 5,217    $      188,803
   Wells Fargo & Co.+                                   2,714           182,055
   First Citizens BancShares, Inc. --
       Class A                                            827           165,814
   TD Banknorth, Inc.                                   5,560           163,742
   North Fork Bancorporation, Inc.+                     3,696           111,509
   U.S. Bancorp+                                          640            19,763
   R&G Financial Corp. -- Class B                         880             7,559
                                                                 --------------

TOTAL BANKS                                                           1,638,478
                                                                 --------------

   CAPITAL MARKETS 1.9%
   Goldman Sachs Group, Inc.                            1,940           291,834
   E*Trade Financial Corp.*                             8,090           184,614
   Charles Schwab Corp.+                               10,670           170,507
   Ameriprise Financial, Inc.                           3,450           154,111
   Allied Capital Corp.+                                5,300           152,481
   Capital Southwest Corp.+                             1,457           152,184
   Blackrock, Inc.+                                     1,084           150,860
   LaBranche & Co., Inc.*+                             10,270           124,370
   Apollo Investment Corp.+                             3,280            60,614
   Morgan Stanley                                         880            55,625
   Merrill Lynch & Co., Inc.                              772            53,700
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 1,550,900
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE 1.7%
   Washington Mutual, Inc.+                             5,788           263,817
   Fannie Mae+                                          5,230           251,563
   Radian Group, Inc.+                                  2,795           172,675
   PMI Group, Inc.                                      3,608           160,845
   Webster Financial Corp.                              3,200           151,808
   Corus Bankshares, Inc.+                              4,930           129,067
   ITLA Capital Corp.+                                  2,334           122,722
   MGIC Investment Corp.+                               1,277            83,005
   Doral Financial Corp.+                               7,979            51,145
   Federal Agricultural Mortgage Corp.                    648            17,950
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,404,597
                                                                 --------------

   REAL ESTATE 0.9%
   Highwoods Properties, Inc.                           5,211           188,534
   Winston Hotels, Inc.                                12,566           153,934
   LTC Properties, Inc.                                 6,135           137,117
   AvalonBay Communities, Inc.                          1,057           116,925
   Fieldstone Investment Corp.+                        10,231            93,716

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MFA Mortgage Investments, Inc.                       6,625    $       45,580
   CB Richard Ellis Group, Inc. --
       Class A*                                           640            15,936
                                                                 --------------

TOTAL REAL ESTATE                                                       751,742
                                                                 --------------

   CONSUMER FINANCE 0.8%
   Capital One Financial Corp.+                         2,304           196,877
   Asta Funding, Inc.+                                  3,970           148,677
   Cash America International, Inc.                     4,611           147,552
   United PanAm Financial Corp.*                        4,550           138,320
   American Express Co.+                                  400            21,288
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  652,714
                                                                 --------------

TOTAL FINANCIALS                                                     16,591,393
                                                                 --------------

INFORMATION TECHNOLOGY 15.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.5%
   Intel Corp.                                         22,048           417,810
   Texas Instruments, Inc.+                             8,488           257,101
   Freescale Semiconductor, Inc. --
       Class B*                                         7,021           206,417
   Micron Technology, Inc.*+                           12,630           190,208
   Lam Research Corp.*                                  3,807           177,482
   National Semiconductor Corp.+                        7,105           169,454
   Cymer, Inc.*+                                        3,340           155,176
   Diodes, Inc.*                                        3,659           151,629
   Silicon Image, Inc.*+                               14,053           151,491
   Intersil Corp. -- Class A                            5,703           132,595
   Cirrus Logic, Inc.*                                 15,462           125,861
   OmniVision Technologies, Inc.*+                      5,671           119,772
   LSI Logic Corp.*+                                   13,277           118,829
   IXYS Corp.*                                         11,222           107,731
   Nvidia Corp.*                                        5,034           107,174
   Genesis Microchip, Inc.*+                            9,239           106,803
   Portalplayer, Inc.*+                                 6,100            59,841
   Skyworks Solutions, Inc.*                           10,662            58,748
   Sigmatel, Inc.*                                      3,819            15,696
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,829,818
                                                                 --------------


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS 3.0%
   International Business Machines
       Corp.                                            6,124    $      470,446
   Hewlett-Packard Co.                                 12,247           387,985
   Apple Computer, Inc.*                                4,047           231,165
   Komag, Inc.*+                                        3,830           176,869
   Brocade Communications Systems,
       Inc.*+                                          28,101           172,540
   EMC Corp./MA*                                       15,690           172,119
   NCR Corp.*+                                          4,680           171,475
   Advanced Digital Information
       Corp.*+                                         13,737           161,685
   QLogic Corp.*+                                       7,620           131,369
   Emulex Corp.*+                                       7,979           129,818
   SanDisk Corp.*+                                      2,478           126,329
   Palm, Inc.*+                                         7,630           122,843
   Dell, Inc.*                                            974            23,775
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         2,478,418
                                                                 --------------

   IT CONSULTING & SERVICES 2.4%
   First Data Corp.                                     5,058           227,812
   Computer Sciences Corp.*                             3,660           177,290
   Ceridian Corp.*+                                     6,701           163,773
   Forrester Research, Inc.*                            5,691           159,234
   MPS Group, Inc.*                                    10,560           159,034
   Convergys Corp.*                                     8,137           158,672
   Affiliated Computer Services, Inc.
       -- Class A*                                      2,921           150,753
   Automatic Data Processing, Inc.                      3,134           142,127
   BISYS Group, Inc.*                                   9,049           123,971
   Hewitt Associates, Inc. -- Class A*                  5,070           113,974
   SYKES Enterprises, Inc.*                             5,993            96,847
   infoUSA, Inc. -- Class B                             7,303            75,294
   MoneyGram International, Inc.+                       2,093            71,057
   Global Payments, Inc.                                1,177            57,143
   Infocrossing, Inc.*+                                 2,904            33,541
   Covansys Corp.*+                                     1,954            24,562
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,935,084
                                                                 --------------

   SOFTWARE 2.2%
   Microsoft Corp.                                     21,216           494,333
   RSA Security, Inc.*                                  6,305           171,433
   MicroStrategy, Inc. -- Class A*+                     1,660           161,883
   CA, Inc.+                                            6,706           137,808

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Lawson Software, Inc.*                              18,255    $      122,308
   Fair Isaac Corp.                                     3,251           118,044
   Pegasystems, Inc.                                   17,408           111,759
   Compuware Corp.*                                    16,658           111,609
   Internet Security Systems, Inc.*                     5,681           107,087
   Intergraph Corp.*+                                   3,168            99,760
   MRO Software, Inc.*                                  2,097            42,087
   Secure Computing Corp.*                              4,606            39,612
   TIBCO Software, Inc.*                                3,600            25,380
   Oracle Corp.*                                        1,310            18,982
                                                                 --------------

TOTAL SOFTWARE                                                        1,762,085
                                                                 --------------

   COMMUNICATIONS EQUIPMENT 1.9%
   Motorola, Inc.+                                     13,271           267,411
   Cisco Systems, Inc.*+                               11,719           228,872
   Polycom, Inc.*+                                      8,107           177,705
   Avaya, Inc.*+                                       14,331           163,660
   Tellabs, Inc.*+                                     11,670           155,328
   ADTRAN, Inc.                                         6,089           136,576
   Juniper Networks, Inc.*+                             6,710           107,293
   Andrew Corp.*                                       11,020            97,637
   Ixia*+                                               9,196            82,764
   Qualcomm, Inc.                                       1,824            73,088
   Digi International, Inc.*                            1,964            24,609
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,514,943
                                                                 --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
   Rofin-Sinar Technologies, Inc.*                      2,750           158,042
   Molex, Inc.+                                         4,610           154,757
   Vishay Intertechnology, Inc.*+                       9,630           151,480
   Arrow Electronics, Inc.*+                            4,610           148,442
   Coherent, Inc.*                                      4,330           146,051
   Solectron Corp.*+                                   40,352           138,004
   Tech Data Corp.*+                                    3,590           137,533
   MTS Systems Corp.                                    1,327            52,430
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,086,739
                                                                 --------------

   INTERNET SOFTWARE & SERVICES 0.8%
   RealNetworks, Inc.*+                                15,843           169,520
   Digital River, Inc.*+                                3,820           154,290
   SonicWALL, Inc.*                                    16,968           152,542
   United Online, Inc.                                  6,425            77,100
   Google, Inc. -- Class A*+                              100            41,933


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Digital Insight Corp.*                                 900    $       30,861
   EarthLink, Inc.*                                     3,479            30,128
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      656,374
                                                                 --------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                        8,956           124,578
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                124,578
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         12,388,039
                                                                 --------------

INDUSTRIALS 12.6%
   MACHINERY 3.2%
   Eaton Corp.                                          2,810           211,874
   Dover Corp.                                          4,140           204,640
   Cummins, Inc.+                                       1,610           196,822
   Illinois Tool Works, Inc.                            4,040           191,900
   Parker Hannifin Corp.                                2,467           191,439
   Terex Corp.*                                         1,880           185,556
   Crane Co.                                            4,190           174,304
   Albany International Corp. --
       Class A                                          3,970           168,288
   Timken Co.+                                          4,550           152,471
   Circor International, Inc.                           4,910           149,706
   Watts Industries, Inc. -- Class A+                   4,290           143,930
   Commercial Vehicle Group, Inc.*                      6,553           135,516
   EnPro Industries, Inc.*                              4,030           135,408
   Barnes Group, Inc.                                   6,760           134,862
   Accuride Corp.*+                                    10,164           126,745
   Cascade Corp.                                          827            32,708
   JLG Industries, Inc.                                 1,320            29,700
   Caterpillar, Inc.+                                     110             8,193
                                                                 --------------

TOTAL MACHINERY                                                       2,574,062
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Waste Management, Inc.                               5,210           186,935
   Manpower, Inc.                                       2,740           177,004
   Kforce, Inc.*                                       10,399           161,080
   United Stationers, Inc.*                             3,150           155,358
   FTI Consulting, Inc.*                                5,690           152,321
   West Corp.*                                          3,122           149,575
   Sourcecorp, Inc.*                                    5,862           145,319
   Steelcase, Inc. -- Class A+                          7,780           127,981
   CBIZ, Inc.*+                                        17,072           126,503
   M&F Worldwide Corp.*                                 7,856           126,482

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Spherion Corp.*+                                     5,613    $       51,191
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,559,749
                                                                 --------------
   AEROSPACE & DEFENSE 1.6%
   Boeing Co.+                                          3,650           298,971
   General Dynamics Corp.                               3,138           205,413
   Lockheed Martin Corp.+                               2,804           201,159
   Raytheon Co.                                         4,245           189,200
   L-3 Communications Holdings, Inc.                    2,418           182,366
   Armor Holdings, Inc.*+                               2,910           159,555
   United Technologies Corp.                              664            42,111
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             1,278,775
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 1.5%
   General Electric Co.                                25,351           835,569
   Textron, Inc.                                        2,310           212,936
   Teleflex, Inc.                                       2,294           123,922
   3M Co.                                                 500            40,385
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,212,812
                                                                 --------------

   ELECTRICAL EQUIPMENT 1.4%
   Belden CDT, Inc.+                                    5,121           169,249
   Roper Industries, Inc.+                              3,390           158,483
   Regal-Beloit Corp.+                                  3,400           150,110
   A.O. Smith Corp.+                                    3,080           142,789
   Thomas & Betts Corp.*                                2,750           141,075
   LSI Industries, Inc.                                 7,371           125,233
   Vicor Corp.                                          7,128           118,111
   Preformed Line Products Co.+                         2,844           107,788
   Global Power Equipment Group,
       Inc.*+                                          13,141            41,788
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                            1,154,626
                                                                 --------------

   ROAD & RAIL 1.2%
   Norfolk Southern Corp.                               5,270           280,469
   Burlington Northern Santa Fe Corp.+                  2,750           217,938
   Union Pacific Corp.                                  2,180           202,653
   SCS Transportation, Inc.*                            5,180           142,605
   RailAmerica, Inc.*                                  12,314           128,805
                                                                 --------------

TOTAL ROAD & RAIL                                                       972,470
                                                                 --------------


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.4%
   United Parcel Service, Inc. --
       Class B+                                         2,830    $      232,994
   HUB Group, Inc. -- Class A*+                         5,630           138,104
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            371,098
                                                                 --------------

   BUILDING PRODUCTS 0.4%
   Lennox International, Inc.                           5,320           140,873
   ElkCorp                                              4,121           114,440
   Universal Forest Products, Inc.                      1,427            89,516
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 344,829
                                                                 --------------

   CONSTRUCTION & ENGINEERING 0.4%
   URS Corp.*                                           3,900           163,800
   EMCOR Group, Inc.*                                   3,360           163,531
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        327,331
                                                                 --------------

   AIRLINES 0.3%
   Southwest Airlines Co.+                             13,217           216,363
   Mesa Air Group, Inc.*+                               6,832            67,295
                                                                 --------------

TOTAL AIRLINES                                                          283,658
                                                                 --------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   W.W. Grainger, Inc.                                  2,270           170,772
   MSC Industrial Direct Co. -- Class A                 1,137            54,087
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  224,859
                                                                 --------------

TOTAL INDUSTRIALS                                                    10,304,269
                                                                 --------------

CONSUMER DISCRETIONARY 11.9%
   SPECIALTY RETAIL 2.8%
   Home Depot, Inc.+                                    9,095           325,510
   Payless Shoesource, Inc.*+                           7,210           195,896
   Staples, Inc.                                        7,290           177,293
   Sherwin-Williams Co.+                                3,480           165,230
   Group 1 Automotive, Inc.+                            2,691           151,611
   Dress Barn, Inc.*+                                   5,961           151,111
   AnnTaylor Stores Corp.*+                             3,350           145,323
   Rent-A-Center, Inc.*                                 5,105           126,910
   Barnes & Noble, Inc.+                                3,399           124,064

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Men's Wearhouse, Inc.                                3,980    $      120,594
   Claire's Stores, Inc.                                4,630           118,111
   Too, Inc.*                                           3,070           117,857
   Sonic Automotive, Inc.                               4,640           102,915
   Talbots, Inc.                                        4,177            77,066
   Guess ?, Inc.*+                                      1,377            57,490
   Pantry, Inc.*                                          950            54,663
   Office Depot, Inc.*                                  1,092            41,496
   Syms Corp.*                                          1,992            36,653
   Stein Mart, Inc.                                     1,617            23,932
   Charming Shoppes, Inc.*+                               570             6,407
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                2,320,132
                                                                 --------------

   MEDIA 2.5%
   The Walt Disney Co.+                                10,236           307,080
   Omnicom Group, Inc.+                                 2,012           179,249
   McGraw-Hill Cos., Inc.                               3,480           174,800
   Lamar Advertising Co. -- Class A*+                   3,080           165,889
   Meredith Corp.                                       3,100           153,574
   World Wrestling Entertainment, Inc.                  8,280           139,849
   Clear Channel Outdoor Holdings,
       Inc. -- Class A*                                 6,050           126,808
   Sinclair Broadcast Group, Inc. --
       Class A                                         14,364           122,956
   Cox Radio Inc. -- Class A*+                          8,401           121,142
   John Wiley & Sons, Inc. -- Class A                   3,378           112,150
   Salem Communications Corp. /DE --
       Class A*                                         6,468            84,149
   Time Warner, Inc.+                                   4,802            83,075
   McClatchy Co. -- Class A+                            2,064            82,808
   Morningstar, Inc.*                                   1,847            76,613
   Journal Communications, Inc. --
       Class A                                          4,109            46,185
   Comcast Corp. -- Class A*+                           1,057            34,606
                                                                 --------------

TOTAL MEDIA                                                           2,010,933
                                                                 --------------

   HOUSEHOLD DURABLES 1.7%
   Whirlpool Corp.+                                     2,020           166,953
   Snap-On, Inc.                                        3,780           152,788
   Furniture Brands International,
       Inc.+                                            6,890           143,588
   Dolby Laboratories, Inc. -- Class A*                 6,050           140,965


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   American Greetings Corp. -- Class A+                 6,490    $      136,355
   Pulte Homes, Inc.+                                   4,705           135,457
   Ryland Group, Inc.+                                  2,565           111,757
   Mohawk Industries, Inc.*+                            1,540           108,339
   Meritage Homes Corp.*+                               2,278           107,635
   Stanley Furniture Co.                                4,216           101,057
   NVR, Inc.*+                                            205           100,706
   Black & Decker Corp.+                                   80             6,757
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,412,357
                                                                 --------------

   TEXTILES & APPAREL 1.4%
   Nike, Inc. -- Class B+                               2,204           178,524
   Phillips-Van Heusen Corp.                            4,100           156,456
   Jones Apparel Group, Inc.                            4,781           151,988
   Polo Ralph Lauren Corp.                              2,679           147,077
   Kellwood Co.+                                        4,675           136,837
   Skechers U.S.A., Inc. -- Class A*                    5,461           131,665
   Steven Madden, Ltd.                                  4,161           123,249
   K-Swiss, Inc. -- Class A                             3,959           105,705
                                                                 --------------

TOTAL TEXTILES & APPAREL                                              1,131,501
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE 1.0%
   McDonald's Corp.                                     7,071           237,586
   Chipotle Mexican Grill, Inc. --
       Class A*                                         2,670           162,736
   Dover Motorsports, Inc.                             20,984           123,176
   Dover Downs Gaming &
       Entertainment, Inc.                              5,566           109,316
   GTECH Holdings Corp.+                                2,375            82,603
   Bluegreen Corp.*+                                    3,202            36,695
   Luby's, Inc.*                                        1,523            15,885
   Multimedia Games, Inc.*                              1,130            11,447
   Krispy Kreme Doughnuts, Inc.*+                       1,287            10,476
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     789,920
                                                                 --------------

   MULTILINE RETAIL 0.7%
   J.C. Penney Holding Co., Inc.+                       3,520           237,635
   Dollar Tree Stores, Inc.*+                           5,970           158,205
   Nordstrom, Inc.+                                     2,472            90,228
   Target Corp.+                                        1,386            67,734

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Federated Department Stores, Inc.                      270    $        9,882
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  563,684
                                                                 --------------

   INTERNET & CATALOG RETAIL 0.4%
   IAC/InterActiveCorp*+                                5,210           138,013
   Systemax, Inc.*                                     15,891           123,950
   Blair Corp.                                          3,500           104,125
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         366,088
                                                                 --------------

   AUTO COMPONENTS 0.4%
   ArvinMeritor, Inc.+                                  9,670           166,227
   Aftermarket Technology Corp.*                        5,781           143,658
   Modine Manufacturing Co.                               557            13,012
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   322,897
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Hasbro, Inc.                                         6,716           121,627
   RC2 Corp.*                                           3,040           117,526
   Jakks Pacific, Inc.*                                 1,110            22,300
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      261,453
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                              8,020           156,069
   Stewart Enterprises, Inc. -- Class
       A+                                              15,296            87,952
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  244,021
                                                                 --------------

   DISTRIBUTORS 0.2%
   Building Material Holding Corp.+                     4,460           124,300
                                                                 --------------

TOTAL DISTRIBUTORS                                                      124,300
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Career Education Corp.*+                             4,099           122,519
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    122,519
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          9,669,805
                                                                 --------------


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
HEALTH CARE 11.5%
   HEALTH CARE PROVIDERS & SERVICES 4.2%
   WellPoint, Inc.*                                     3,655    $      265,974
   UnitedHealth Group, Inc.                             5,625           251,888
   McKesson Corp.                                       4,561           215,644
   Caremark Rx, Inc.+                                   4,181           208,506
   Cardinal Health, Inc.+                               3,200           205,856
   Laboratory Corporation of America
       Holdings*+                                       3,274           203,741
   Aetna, Inc.                                          5,054           201,806
   AmerisourceBergen Corp.                              4,580           191,994
   CIGNA Corp.                                          1,907           187,859
   Magellan Health Services, Inc.*                      3,940           178,521
   Medco Health Solutions, Inc.*+                       3,104           177,797
   Coventry Health Care, Inc.*                          3,134           172,182
   Express Scripts, Inc.*                               2,378           170,598
   Henry Schein, Inc.*+                                 3,440           160,751
   inVentiv Health, Inc.*                               5,070           145,915
   Sunrise Senior Living, Inc.*                         4,560           126,084
   PRA International*+                                  4,475            99,658
   Vital Images, Inc.*                                  3,795            93,737
   Allied Healthcare International,
       Inc.*                                           21,100            56,548
   HCA, Inc.+                                           1,036            44,703
   The Trizetto Group, Inc.*                            2,902            42,921
   American Retirement Corp.*                             737            24,151
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                3,426,834
                                                                 --------------

   PHARMACEUTICALS 3.3%
   Pfizer, Inc.                                        26,011           610,478
   Merck & Co., Inc.+                                  10,072           366,923
   Johnson & Johnson, Inc.                              5,880           352,330
   Abbott Laboratories                                  7,308           318,702
   Endo Pharmaceuticals Holdings,
       Inc.*                                            4,636           152,895
   Alpharma, Inc. -- Class A                            5,971           143,543
   Medicis Pharmaceutical Corp. --
       Class A+                                         5,260           126,240
   Kos Pharmaceuticals, Inc.*                           2,616            98,414
   Sciele Pharma, Inc.*+                                4,026            93,363
   Andrx Corp.*                                         3,721            86,290
   King Pharmaceuticals, Inc.*                          5,050            85,850
   Hi-Tech Pharmacal Co., Inc.*+                        4,142            68,633
   CNS, Inc.                                            1,824            44,688
   Connetics Corp.*+                                    3,570            41,983
   Wyeth                                                  880            39,081

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Bentley Pharmaceuticals, Inc.*+                      1,453    $       15,925
   Eli Lilly & Co.+                                        60             3,316
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 2,648,654
                                                                 --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
   Fisher Scientific International,
       Inc.*+                                           2,750           200,887
   Dade Behring Holdings, Inc.                          4,240           176,554
   Thermo Electron Corp.*                               4,670           169,241
   ICU Medical, Inc.*                                   3,610           152,486
   Bio--Rad Laboratories, Inc. -- Class
       A*+                                              2,274           147,674
   DJ Orthopedics, Inc.*                                3,920           144,374
   Haemonetics Corp./MA*                                3,090           143,716
   Molecular Devices Corp.*                             4,540           138,742
   Zoll Medical Corp.*                                  4,086           133,857
   Health Tronics Surgical Services,
       Inc.*+                                          17,290           132,268
   Intuitive Surgical, Inc.*+                           1,040           122,689
   West Pharmaceutical Services, Inc.                   3,040           110,291
   Analogic Corp.                                       1,870            87,161
   OraSure Technologies, Inc.*+                         8,995            85,632
   Thoratec Corp.*+                                     4,908            68,074
   TriPath Imaging, Inc.*+                              9,772            64,691
   Cantel Medical Corp.*                                3,479            49,541
   Integra LifeSciences Holdings
       Corp.*                                           1,207            46,844
   Palomar Medical Technologies,
       Inc.*+                                             877            40,018
   Immucor, Inc.*+                                      1,475            28,364
   Medtronic, Inc.+                                       560            26,275
   Vital Signs, Inc.                                      404            20,010
   Greatbatch, Inc.*                                      817            19,281
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,308,670
                                                                 --------------

   BIOTECHNOLOGY 1.2%
   Amgen, Inc.*+                                        5,496           358,504
   Applera Corp. - Applied Biosystems
       Group+                                           6,094           197,141
   United Therapeutics Corp.*+                          2,878           166,262
   Charles River Laboratories
       International, Inc.*+                            3,480           128,064
   Albany Molecular Research, Inc.*+                    9,572           102,229
   Pharmion Corp.*                                        650            11,070


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Savient Pharmaceuticals, Inc.*                       1,553    $        8,153
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     971,423
                                                                 --------------

TOTAL HEALTH CARE                                                     9,355,581
                                                                 --------------

ENERGY 8.0%
   OIL & GAS 5.3%
   Exxon Mobil Corp.                                   15,483           949,882
   ConocoPhillips                                       6,601           432,563
   Kerr-McGee Corp.                                     4,210           291,963
   Chevron Corp.                                        4,067           252,398
   Occidental Petroleum Corp.                           2,450           251,247
   EOG Resources, Inc.+                                 3,540           245,464
   Valero Energy Corp.+                                 3,680           244,794
   Marathon Oil Corp.+                                  2,674           222,744
   Frontier Oil Corp.+                                  6,640           215,136
   Devon Energy Corp.                                   3,410           205,998
   Tesoro Corp.+                                        2,360           175,490
   Sunoco, Inc.                                         2,482           171,978
   Giant Industries, Inc.*                              2,170           144,413
   W&T Offshore, Inc.+                                  3,240           126,004
   Forest Oil Corp.*                                    2,007            66,552
   Noble Energy, Inc.+                                  1,417            66,401
   Holly Corp.+                                         1,280            61,696
   Harvest Natural Resources, Inc.*                     3,649            49,407
   Hess Corp.+                                            930            49,150
   St. Mary Land & Exploration Co.                      1,207            48,582
   Penn Virginia Corp.                                    400            27,952
   Western Refining, Inc.                                 520            11,222
                                                                 --------------

TOTAL OIL & GAS                                                       4,311,036
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES 2.7%
   Maverick Tube Corp.*+                                3,180           200,944
   Veritas DGC, Inc.*+                                  3,500           180,530
   Universal Compression Holdings,
       Inc.*+                                           2,710           170,649
   Lone Star Technologies, Inc.*+                       2,984           161,196
   SEACOR Holdings, Inc.*                               1,885           154,759
   NS Group, Inc.*+                                     2,800           154,224
   Grey Wolf, Inc.*+                                   19,910           153,307
   Pride International, Inc.*+                          4,821           150,560
   Patterson-UTI Energy, Inc.+                          5,130           145,230
   Lufkin Industries, Inc.+                             2,382           141,562
   Tidewater, Inc.+                                     2,640           129,888

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Parker Drilling Co.*                                17,510    $      125,722
   Helmerich & Payne, Inc.                              1,860           112,084
   GulfMark Offshore, Inc.*                             4,169           107,685
   Global Industries, Ltd.*                             3,489            58,266
   Superior Energy Services, Inc.*+                     1,617            54,816
   Rowan Cos., Inc.+                                    1,517            53,990
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     2,255,412
                                                                 --------------

TOTAL ENERGY                                                          6,566,448
                                                                 --------------

CONSUMER STAPLES 5.4%
   BEVERAGES 1.4%
   Coca-Cola Co.                                        8,858           381,071
   Constellation Brands, Inc. -- Class
       A*                                               6,820           170,500
   Pepsi Bottling Group, Inc.+                          5,260           169,109
   PepsiCo, Inc.                                        2,560           153,703
   Brown-Forman Corp. -- Class B                        2,124           152,270
   PepsiAmericas, Inc.+                                 4,330            95,736
   Hansen Natural Corp.*                                  190            36,170
                                                                 --------------

TOTAL BEVERAGES                                                       1,158,559
                                                                 --------------

   TOBACCO 1.2%
   Altria Group, Inc.                                   7,598           557,921
   Reynolds American, Inc.+                             1,825           210,423
   Loews Corp. - Carolina Group                         3,160           162,329
                                                                 --------------

TOTAL TOBACCO                                                           930,673
                                                                 --------------

   FOOD PRODUCTS 1.0%
   Corn Products International, Inc.                    6,490           198,594
   General Mills, Inc.+                                 3,561           183,961
   Kraft Foods, Inc. -- Class A                         5,107           157,806
   Del Monte Foods Co.                                 12,771           143,418
   Seaboard Corp.                                          80           102,400
   Archer-Daniels-Midland Co.                           1,270            52,426
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     838,605
                                                                 --------------

   HOUSEHOLD PRODUCTS 0.9%
   Procter & Gamble Co.                                 7,172           398,763
   Kimberly-Clark Corp.+                                3,060           188,802


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Energizer Holdings, Inc.*+                           2,430    $      142,325
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                729,890
                                                                 --------------

   FOOD & DRUG RETAILING 0.8%
   Kroger Co.+                                         11,950           261,227
   Costco Wholesale Corp.+                              3,861           220,579
   Wal-Mart Stores, Inc.                                4,228           203,663
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             685,469
                                                                 --------------

   PERSONAL PRODUCTS 0.1%
   Estee Lauder Cos., Inc. -- Class A+                  2,590           100,155
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 100,155
                                                                 --------------

TOTAL CONSUMER STAPLES                                                4,443,351
                                                                 --------------

MATERIALS 3.7%
   METALS & MINING 1.9%
   Nucor Corp.+                                         4,580           248,465
   Alcoa, Inc.+                                         6,410           207,428
   Steel Dynamics, Inc.+                                2,985           196,234
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                 3,360           186,178
   Reliance Steel & Aluminum Co.                        2,130           176,683
   Quanex Corp.                                         3,958           170,471
   Ryerson Tull, Inc.+                                  5,110           137,970
   Cleveland-Cliffs, Inc.                               1,530           121,314
   Schnitzer Steel Industries, Inc. --
       Class A+                                         2,324            82,455
   Carpenter Technology Corp.+                            260            30,030
   Phelps Dodge Corp.+                                    150            12,324
                                                                 --------------

TOTAL METALS & MINING                                                 1,569,552
                                                                 --------------

   CHEMICALS 1.3%
   Dow Chemical Co.                                     5,548           216,539
   Monsanto Co.+                                        2,260           190,269
   FMC Corp.                                            2,400           154,536
   Lyondell Chemical Co.+                               6,801           154,111
   Valspar Corp.                                        5,600           147,896
   Pioneer Cos., Inc.*                                  4,665           127,261
   NewMarket Corp.                                        750            36,795
                                                                 --------------

TOTAL CHEMICALS                                                       1,027,407
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.2%
   Greif, Inc. -- Class A                               2,324    $      174,207
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            174,207
                                                                 --------------

   PAPER & FOREST PRODUCTS 0.2%
   Louisiana-Pacific Corp.                              5,638           123,472
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                           123,472
                                                                 --------------

   CONSTRUCTION MATERIALS 0.1%
   Eagle Materials, Inc.+                               1,941            92,197
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                             92,197
                                                                 --------------

TOTAL MATERIALS                                                       2,986,835
                                                                 --------------

UTILITIES 3.4%
   ELECTRIC UTILITIES 1.6%
   Edison International                                 5,726           223,314
   FirstEnergy Corp.                                    3,560           192,988
   FPL Group, Inc.+                                     4,520           187,038
   Entergy Corp.+                                       2,554           180,695
   Pepco Holdings, Inc.+                                6,952           163,928
   Cleco Corp.+                                         7,026           163,355
   Duquesne Light Holdings, Inc.                        9,069           149,094
   TXU Corp.                                              600            35,874
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              1,296,286
                                                                 --------------

   MULTI-UTILITIES 1.4%
   Duke Energy Corp.+                                   7,192           211,229
   DTE Energy Co.+                                      4,590           186,997
   Wisconsin Energy Corp.                               4,289           172,847
   MDU Resources Group, Inc.                            4,561           166,978
   NSTAR                                                5,358           153,239
   CenterPoint Energy, Inc.+                           11,369           142,112
   NorthWestern Corp.                                   2,442            83,883
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 1,117,285
                                                                 --------------

   GAS UTILITIES 0.4%
   Oneok, Inc.+                                         5,003           170,302
   Energen Corp.                                        4,380           168,236


--------------------------------------------------------------------------------

MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Southern Union, Co.                                      1    $           13
                                                                 --------------

TOTAL GAS UTILITIES                                                     338,551
                                                                 --------------

TOTAL UTILITIES                                                       2,752,122
                                                                 --------------

TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
   AT&T, Inc.+                                          6,005           167,480
   Citizens Communications Co.+                        12,235           159,667
   Fairpoint Communications, Inc.+                      9,960           143,424
   Verizon Communications, Inc.+                        3,890           130,276
   Golden Telecom, Inc.+                                4,571           115,875
   Arbinet-thexchange, Inc.*                           10,599            59,460
   SureWest Communications                              2,038            39,374
   BellSouth Corp.                                      1,010            36,562
   Embarq Corp.*+                                         534            21,889
   Hungarian Telephone & Cable Corp.*                     922            13,839
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            887,846
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES 1.1%
   Sprint Nextel Corp.+                                10,601           211,914
   Alltel Corp.+                                        3,110           198,511
   Telephone & Data Systems, Inc.                       4,171           172,679
   Ubiquitel, Inc.*                                    14,791           152,939
   U.S. Cellular Corp.*                                 2,095           126,957
   Wireless Facilities, Inc.*+                          8,965            24,654
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               887,654
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      1,775,500
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $68,019,239)                                                76,833,343
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                            -----------------
REPURCHASE AGREEMENTS 2.5%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
    5.17% due 07/03/06                           $    259,997           259,997

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Lehman Brothers, Inc. at                         $        249    $          249
    4.45% due 07/03/06
Bear Stearns Cos., Inc. at
    4.40% due 07/03/06                                830,244           830,244
Morgan Stanley at
    4.40% due 07/03/06                                470,471           470,471
Citigroup, Inc. at
    4.10% due 07/03/06                                484,309           484,309
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $2,045,270)                                                  2,045,270
                                                                 --------------

SECURITIES LENDING COLLATERAL 20.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
   Bancorp                                         16,532,670        16,532,670

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,532,670)                                                   16,532,670
                                                                 --------------
TOTAL INVESTMENTS 117.0%
   (Cost $86,597,179)                                                95,411,283
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (17.0)%                                                 (13,846,550)
                                                                 --------------
NET ASSETS - 100.0%                                                  81,564,733

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS        GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P 500 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $1,279,750)                                   20            30,258
September 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $3,384,040)                                   44            (4,976)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$4,663,790)                                                              25,282
                                                                 --------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.0%

INDUSTRIALS 35.2%
   ROAD & RAIL 9.9%
   Burlington Northern Santa Fe Corp.                  60,567    $    4,799,935
   Union Pacific Corp.                                 49,337         4,586,368
   Norfolk Southern Corp.                              80,180         4,267,180
   Canadian National Railway Co.                       95,587         4,181,931
   CSX Corp.+                                          57,328         4,038,184
   Ryder System, Inc.+                                 45,100         2,635,193
   Canadian Pacific Railway Ltd.+                      50,537         2,584,462
   J.B. Hunt Transport Services, Inc.+                 72,250         1,799,747
   Con-way, Inc.                                       28,600         1,656,798
   Swift Transportation Co., Inc.*+                    49,700         1,578,472
   Landstar System, Inc.                               31,100         1,468,853
   Amerco, Inc.*+                                      14,439         1,453,430
   Kansas City Southern*+                              51,900         1,437,630
   Laidlaw International, Inc.                         54,337         1,369,292
   YRC Worldwide, Inc.*+                               30,900         1,301,199
   Knight Transportation, Inc.                         58,900         1,189,780
                                                                 --------------

TOTAL ROAD & RAIL                                                    40,348,454
                                                                 --------------

   ELECTRICAL EQUIPMENT 8.6%
   ABB Ltd. -- SP ADR+                                472,161         6,119,207
   Emerson Electric Co.                                70,770         5,931,234
   Rockwell Automation, Inc.+                          52,937         3,811,993
   Cooper Industries Ltd. -- Class A                   34,900         3,242,908
   American Power Conversion Corp.+                   112,700         2,196,523
   Roper Industries, Inc.+                             46,183         2,159,055
   AMETEK, Inc.+                                       41,900         1,985,222
   Thomas & Betts Corp.*                               36,900         1,892,970
   Hubbell, Inc. -- Class B                            38,800         1,848,820
   Acuity Brands, Inc.                                 34,601         1,346,325
   General Cable Corp.*                                36,900         1,291,500
   A.O. Smith Corp.+                                   26,800         1,242,448
   Regal-Beloit Corp.+                                 27,900         1,231,785
   Energy Conversion Devices, Inc.*                    30,900         1,125,687
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                           35,425,677
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 8.2%
   W.W. Grainger, Inc.                                 75,499    $    5,679,790
   Fastenal Co.+                                      119,829         4,827,910
   MSC Industrial Direct Co. -- Class A                81,366         3,870,580
   WESCO International, Inc.*+                         56,801         3,792,035
   GATX Corp.+                                         79,692         3,386,910
   United Rentals, Inc.*+                             102,944         3,292,149
   Watsco, Inc.                                        44,567         2,665,998
   UAP Holding Corp.                                  104,307         2,274,936
   Applied Industrial Technologies, Inc.               85,648         2,082,103
   Beacon Roofing Supply, Inc.*+                       82,885         1,824,299
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                               33,696,710
                                                                 --------------

   CONSTRUCTION & ENGINEERING 7.6%
   Fluor Corp.+                                        66,228         6,154,568
   Jacobs Engineering Group, Inc.*                     51,523         4,103,292
   Foster Wheeler, Ltd.*                               65,988         2,850,682
   Quanta Services, Inc.*+                            163,662         2,836,262
   Shaw Group, Inc.*+                                 101,619         2,825,008
   URS Corp.*+                                         62,757         2,635,794
   Granite Construction, Inc.+                         55,865         2,529,009
   Chicago Bridge & Iron NV Co.+                       94,088         2,272,225
   Washington Group International, Inc.*+              39,720         2,118,665
   Insituform Technologies, Inc. -- Class A*+          61,361         1,404,553
   EMCOR Group, Inc.*                                  28,607         1,392,303
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                     31,122,361
                                                                 --------------

   INDUSTRIAL CONGLOMERATES 0.9%
   McDermott International, Inc.*                      82,098         3,732,996
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                        3,732,996
                                                                 --------------

TOTAL INDUSTRIALS                                                   144,326,198
                                                                 --------------

CONSUMER DISCRETIONARY 14.1%
   AUTO COMPONENTS 7.6%
   Johnson Controls, Inc.+                             62,500         5,138,750
   Magna International, Inc. -- Class A+               52,100         3,749,637


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Autoliv, Inc.                                       52,100    $    2,947,297
   BorgWarner, Inc.+                                   41,476         2,700,088
   Gentex Corp.+                                      142,300         1,992,200
   Goodyear Tire & Rubber Co.*+                       168,000         1,864,800
   TRW Automotive Holdings Corp.*                      66,580         1,816,302
   Lear Corp.+                                         75,900         1,685,739
   Tenneco Automotive, Inc.*                           58,300         1,515,800
   ArvinMeritor, Inc.+                                 87,000         1,495,530
   Visteon Corp.*                                     184,800         1,332,408
   LKQ Corp.*                                          69,200         1,314,800
   American Axle & Manufacturing
       Holdings, Inc.+                                 76,400         1,307,204
   Delphi Corp.*                                      750,800         1,276,360
   Ballard Power Systems, Inc.*+                      174,800         1,022,580
                                                                 --------------

TOTAL AUTO COMPONENTS                                                31,159,495
                                                                 --------------

   MEDIA 6.5%
   Time Warner, Inc.+                                 168,800         2,920,240
   Comcast Corp. -- Class A*                           83,800         2,743,612
   The Walt Disney Co.                                 89,600         2,688,000
   News Corp. -- Class A                              139,100         2,667,938
   Vivendi SA -- SP ADR+                               60,400         2,108,564
   Viacom, Inc. - Class B*+                            46,900         1,680,896
   DIRECTV Group, Inc.*+                               93,900         1,549,350
   CBS Corporation+                                    56,800         1,536,440
   McGraw-Hill Cos., Inc.                              27,800         1,396,394
   Clear Channel Communications, Inc.+                 43,900         1,358,705
   WPP Group  PLC -- SP ADR                            22,300         1,344,467
   Omnicom Group, Inc.+                                14,600         1,300,714
   EchoStar Communications Corp.*+                     39,700         1,223,157
   Gannett Co., Inc.                                   21,700         1,213,681
   Liberty Media Holding Corp. - Capital*              13,900         1,164,403
                                                                 --------------

TOTAL MEDIA                                                          26,896,561
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                         58,056,056
                                                                 --------------

UTILITIES 13.5%
   GAS UTILITIES 6.8%
   Questar Corp.+                                      41,100         3,308,139
   Equitable Resources, Inc.                           69,900         2,341,650
   Oneok, Inc.                                         68,100         2,318,124

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Southern Union, Co.+                                75,598    $    2,045,682
   National Fuel Gas Co.+                              57,600         2,024,064
   AGL Resources, Inc.                                 52,800         2,012,736
   Energen Corp.                                       52,400         2,012,684
   Atmos Energy Corp.                                  62,800         1,752,748
   UGI Corp.                                           68,036         1,675,046
   Nicor, Inc.+                                        37,500         1,556,250
   Piedmont Natural Gas Co.+                           56,942         1,383,691
   WGL Holdings, Inc.                                  47,200         1,366,440
   New Jersey Resources Corp.                          28,300         1,323,874
   Peoples Energy Corp.+                               36,800         1,321,488
   Southwest Gas Corp.                                 39,742         1,245,514
                                                                 --------------

TOTAL GAS UTILITIES                                                  27,688,130
                                                                 --------------

   MULTI-UTILITIES 4.7%
   AES Corp.*                                         244,200         4,505,490
   Constellation Energy Group, Inc.                    74,300         4,050,836
   Mirant Corp.*                                      144,100         3,861,880
   NRG Energy, Inc.*+                                  71,600         3,449,688
   Dynegy, Inc. -- Class A*                           366,900         2,006,943
   Ormat Technologies, Inc.+                           41,400         1,579,410
                                                                 --------------

TOTAL MULTI-UTILITIES                                                19,454,247
                                                                 --------------

   ELECTRIC UTILITIES 2.0%
   TXU Corp.                                          116,000         6,935,640
   Black Hills Corp.                                   39,300         1,349,169
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              8,284,809
                                                                 --------------

TOTAL UTILITIES                                                      55,427,186
                                                                 --------------

ENERGY 8.9%
   ENERGY EQUIPMENT & SERVICES 8.9%
   Halliburton Co.                                     60,550         4,493,415
   Baker Hughes, Inc.+                                 50,385         4,124,012
   Transocean, Inc.*+                                  49,250         3,955,760
   Schlumberger Ltd.+                                  55,270         3,598,630
   GlobalSantaFe Corp.+                                46,968         2,712,402
   Diamond Offshore Drilling, Inc.+                    31,323         2,628,939
   BJ Services Co.+                                    67,135         2,501,450
   Smith International, Inc.+                          51,220         2,277,753
   Noble Corp.+                                        29,063         2,162,868
   ENSCO International, Inc.                           40,150         1,847,703
   Precision Drilling Trust+                           45,900         1,523,880
   Weatherford International Ltd.*+                    30,388         1,507,853


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Patterson-UTI Energy, Inc.+                         48,434    $    1,371,167
   Nabors Industries Ltd.*+                            32,400         1,094,796
   Tenaris SA -- SP ADR+                               21,650           876,609
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    36,677,237
                                                                 --------------

TOTAL ENERGY                                                         36,677,237
                                                                 --------------

MATERIALS 8.9%
   METALS & MINING 8.9%
   BHP Billiton Ltd. -- SP ADR+                       130,254         5,610,040
   Rio Tinto  PLC -- SP ADR+                           19,978         4,189,586
   Companhia Vale do Rio Doce -- SP ADR               140,394         3,375,072
   Falconbridge Ltd.                                   46,739         2,470,156
   Alcoa, Inc.+                                        75,897         2,456,027
   POSCO -- SP ADR+                                    35,980         2,407,062
   Nucor Corp.+                                        40,828         2,214,919
   Newmont Mining Corp.+                               40,969         2,168,489
   Mittal Steel NV Co. -- Class A+                     65,047         1,984,584
   Anglo American  PLC -- ADR                          93,036         1,901,656
   Alcan, Inc.                                         40,001         1,877,647
   Barrick Gold Corp.+                                 61,308         1,814,717
   AngloGold Ashanti Ltd. -- SP ADR                    32,654         1,571,310
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                24,640         1,365,302
   Phelps Dodge Corp.+                                 11,331           930,955
                                                                 --------------

TOTAL METALS & MINING                                                36,337,522
                                                                 --------------

TOTAL MATERIALS                                                      36,337,522
                                                                 --------------

FINANCIALS 8.6%
   REAL ESTATE 8.6%
   Brookfield Asset Management, Inc. -- Class A       213,199         8,660,144
   Brookfield Properties Corp.                        194,645         6,261,730
   Forest City Enterprises, Inc. -- Class A+          104,175         5,199,374
   CB Richard Ellis Group, Inc. -- Class A*           201,889         5,027,036
   The St. Joe Co.+                                    86,200         4,011,748
   Jones Lang LaSalle, Inc.                            41,297         3,615,552

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Trammell Crow Co.*                                  68,531    $    2,410,235
                                                                 --------------

TOTAL REAL ESTATE                                                    35,185,819
                                                                 --------------

TOTAL FINANCIALS                                                     35,185,819
                                                                 --------------

CONSUMER STAPLES 8.2%
   PERSONAL PRODUCTS 8.2%
   Avon Products, Inc.                                333,260        10,331,060
   Estee Lauder Cos., Inc. -- Class A+                187,790         7,261,839
   Alberto-Culver Co. -- Class B                      120,091         5,850,834
   Herbalife Ltd.*                                    110,600         4,412,940
   NBTY, Inc.*                                        128,789         3,079,345
   Nu Skin Enterprises, Inc.                          172,740         2,565,189
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                              33,501,207
                                                                 --------------

TOTAL CONSUMER STAPLES                                               33,501,207
                                                                 --------------

INFORMATION TECHNOLOGY 0.6%
   COMMUNICATIONS EQUIPMENT 0.6%
   Dycom Industries, Inc.*+                           113,586         2,418,246
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        2,418,246
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          2,418,246
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $367,836,661)                                              401,929,471
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.6%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
   5.17% due 07/03/06                            $  1,857,471         1,857,471

Lehman Brothers, Inc. at
   4.45% due 07/03/06                                   1,777             1,777


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
Bear Stearns Cos., Inc. at  4.40% due            $  5,931,427    $    5,931,427
   07/03/06
Morgan Stanley at
   4.40% due 07/03/06                               3,361,143         3,361,143
Citigroup, Inc. at
   4.10% due 07/03/06                               3,459,999         3,459,999
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,611,817)                                                14,611,817
                                                                 --------------

SECURITIES LENDING COLLATERAL 23.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bancorp                                     96,662,502        96,662,502
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $96,662,502)                                                   96,662,502
                                                                 --------------
TOTAL INVESTMENTS 125.2%
   (Cost $479,110,980)                                           $  513,203,790
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%                  $ (103,318,148)
                                                                 --------------
NET ASSETS - 100.0%                                              $  409,885,642

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 47.1%

FINANCIALS 10.2%
   INSURANCE 3.0%
   MetLife, Inc.                                       11,400    $      583,794
   Ceres Group, Inc.*                                  77,307           480,850
   Hartford Financial Services
       Group, Inc.                                      5,610           474,606
   Chubb Corp.                                          8,660           432,134
   Genworth Financial, Inc. -- Class A                 10,690           372,440
   UnumProvident Corp.                                 16,860           305,672
   SAFECO Corp.                                         4,690           264,281
   Fidelity National Financial, Inc.                    6,490           252,785
   First American Corp.                                 4,600           194,442
   American Financial Group, Inc./OH                    4,010           172,029
   Old Republic International Corp.                     7,189           153,629
   AmerUs Group Co.                                     2,420           141,691
   Ohio Casualty Corp.                                  4,190           124,569
   Horace Mann Educators Corp.                          4,710            79,834
   Aon Corp.                                            1,980            68,944
                                                                 --------------
TOTAL INSURANCE                                                       4,101,700
                                                                 --------------
   BANKS 2.0%
   Interchange Financial Services
       Corp.                                           20,860           469,350
   Texas Regional Bancshares, Inc. --
       Class A                                         12,320           467,174
   AmSouth Bancorp                                     17,469           462,055
   First Oak Brook Bancshares, Inc.                    11,510           425,870
   State National Bancshares, Inc.                     11,140           424,545
   North Fork Bancorporation, Inc.                     12,919           389,766
   FirstMerit Corp.                                     2,270            47,534
   SVB Financial Group*                                   960            43,642
                                                                 --------------
TOTAL BANKS                                                           2,729,936
                                                                 --------------
   REAL ESTATE 1.8%
   Shurgard Storage Centers, Inc. --
       Class A                                          7,820           488,750
   CarrAmerica Realty Corp.                            10,500           467,775
   Trizec Properties, Inc.                             16,310           467,118
   Longview Fibre Co.                                  18,999           362,691

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Brookfield Asset Management, Inc.
       -- Class A                                       2,759    $      112,071
   Brookfield Properties Corp.                          2,519            81,036
   Liberty Property Trust                               1,770            78,234
   Forest City Enterprises, Inc. --
       Class A                                          1,349            67,329
   CB Richard Ellis Group, Inc. --
       Class A*                                         2,609            64,964
   St. Joe Co.                                          1,110            51,659
   AMB Property Corp.                                     970            49,033
   Jones Lang LaSalle, Inc.                               530            46,402
   Trammell Crow Co.*                                     880            30,950
                                                                 --------------
TOTAL REAL ESTATE                                                     2,368,012
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.7%
   Washington Mutual, Inc.                             13,689           623,945
   Golden West Financial Corp.                          6,450           478,590
   Sound Federal Bancorp, Inc.                         22,550           468,814
   Commercial Capital Bancorp, Inc.                    29,620           466,515
   Radian Group, Inc.                                   3,390           209,434
   IndyMac Bancorp, Inc.                                1,460            66,941
   Sovereign Bancorp, Inc.                              2,080            42,245
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      2,356,484
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.8%
   J.P. Morgan Chase & Co.                             10,780           452,760
   CIT Group, Inc.                                      7,840           409,954
   Leucadia National Corp.                              5,090           148,577
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                          1,011,291
                                                                 --------------
   CAPITAL MARKETS 0.5%
   Lehman Brothers Holdings, Inc.                       4,920           320,538
   State Street Corp.                                   1,660            96,430
   A.G. Edwards, Inc.                                   1,420            78,554
   E*Trade Financial Corp.*                             2,900            66,178
   Raymond James Financial, Inc.                        1,390            42,075
   Jefferies Group, Inc.                                1,310            38,815
   LaBranche & Co., Inc.*                               1,350            16,349
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   658,939
                                                                 --------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   CONSUMER FINANCE 0.4%
   ACE Cash Express, Inc.*                             15,900    $      465,393
   AmeriCredit Corp.*                                   2,460            68,683
                                                                 --------------
TOTAL CONSUMER FINANCE                                                  534,076
                                                                 --------------
TOTAL FINANCIALS                                                     13,760,438
                                                                 --------------
INFORMATION TECHNOLOGY 7.8%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Fargo Electronics, Inc.*                            18,599           472,229
   Applied Films Corp.*                                16,430           468,091
   Excel Technology, Inc.*                             15,630           467,649
   Lipman Electronic Engineering
       Ltd.*                                           15,410           437,336
   Avnet, Inc.*                                         7,850           157,157
   Arrow Electronics, Inc.*                             4,060           130,732
   Tech Data Corp.*                                     2,720           104,203
   Sanmina-SCI Corp.*                                  13,840            63,664
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,301,061
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
   Intel Corp.                                         29,958           567,704
   ADE Corp.*                                          14,430           468,831
   Micron Technology, Inc.*                            29,197           439,707
   Nvidia Corp.*                                        6,500           138,385
   LSI Logic Corp.*                                    12,150           108,742
   KLA-Tencor Corp.                                     2,439           101,389
   Lam Research Corp.*                                  1,880            87,645
   International Rectifier Corp.*                       2,170            84,804
   Advanced Micro Devices, Inc.*                        3,140            76,679
   Intersil Corp. -- Class A                            1,780            41,385
   Semtech Corp.*                                       2,380            34,391
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,149,662
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.5%
   Lucent Technologies, Inc.*                         193,432           468,105
   Andrew Corp.*                                       50,557           447,935
   Inter-Tel, Inc.                                     19,450           409,617
   Corning, Inc.*                                      15,000           362,850
   Motorola, Inc.                                      11,660           234,949
   Tellabs, Inc.*                                       4,410            58,697
   JDS Uniphase Corp.*                                 19,600            49,588
   Dycom Industries, Inc.*                              1,470            31,296

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Powerwave Technologies, Inc.*                        2,730    $       24,898
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                        2,087,935
                                                                 --------------
   SOFTWARE 1.2%
   Manugistics Group, Inc.*                           188,739           471,848
   SSA Global Technologies, Inc.*                      24,159           468,201
   NETIQ Corp.*                                        38,270           466,511
   Novell, Inc.*                                       23,640           156,733
   Activision, Inc.*                                    5,490            62,476
   Parametric Technology Corp.*                         2,090            26,564
                                                                 --------------
TOTAL SOFTWARE                                                        1,652,333
                                                                 --------------
   IT CONSULTING & SERVICES 1.2%
   Acxiom Corp.                                        20,249           506,225
   TNS, Inc.*                                          23,449           485,160
   Computer Sciences Corp.*                             3,770           182,619
   Sabre Holdings Corp.                                 5,430           119,460
   Convergys Corp.*                                     6,070           118,365
   BISYS Group, Inc.*                                   6,450            88,365
   CheckFree Corp.*                                     1,500            74,340
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                        1,574,534
                                                                 --------------
   COMPUTERS & PERIPHERALS 0.3%
   Apple Computer, Inc.*                                4,080           233,050
   Imation Corp.                                        2,050            84,152
   SanDisk Corp.*                                       1,360            69,333
   Western Digital Corp.*                               2,590            51,308
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                           437,843
                                                                 --------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                        17,549           244,107
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                                244,107
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.1%
   Yahoo!, Inc.*                                        4,630           152,790
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES                                      152,790
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         10,600,265
                                                                 --------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 5.7%
   HOTELS, RESTAURANTS & LEISURE 1.9%
   Riviera Holdings Corp.*                             24,879    $      514,995
   GTECH Holdings Corp.                                14,430           501,876
   Kerzner International Ltd.*                          5,880           466,166
   Aztar Corp.*                                         8,950           465,042
   Navigant International, Inc.*                       28,720           460,382
   Krispy Kreme Doughnuts, Inc.*                        9,420            76,679
   Wendy's International, Inc.                            710            41,386
   Darden Restaurants, Inc.                             1,010            39,794
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                   2,566,320
                                                                 --------------
   MEDIA 0.6%
   Gannett Co., Inc.                                    5,370           300,344
   McClatchy Co. -- Class A                             3,848           154,382
   Scholastic Corp.*                                    3,060            79,468
   Westwood One, Inc.                                   5,790            43,425
   Comcast Corp. -- Class A*                              940            30,776
   Walt Disney Co.                                      1,010            30,300
   News Corp. -- Class A                                1,569            30,093
   Vivendi SA -- SP ADR                                   680            23,739
   Viacom, Inc. - Class B*                                530            18,995
   DIRECTV Group, Inc.*                                 1,060            17,490
   CBS Corp.                                              640            17,312
   Clear Channel Communications, Inc.                     490            15,165
   WPP Group  PLC -- SP ADR                               250            15,073
   Omnicom Group, Inc.                                    160            14,254
   EchoStar Communications Corp.*                         450            13,865
   Liberty Media Holding Corp. -
       Capital*                                           160            13,403
                                                                 --------------
TOTAL MEDIA                                                             818,084
                                                                 --------------
   HOUSEHOLD DURABLES 0.6%
   Lennar Corp. -- Class A                              5,620           249,359
   Mohawk Industries, Inc.*                             2,260           158,991
   American Greetings Corp. -- Class A                  4,190            88,032
   D.R. Horton, Inc.                                    2,830            67,411
   Blyth, Inc.                                          2,660            49,104
   Whirlpool Corp.                                        440            36,366
   Ryland Group, Inc.                                     790            34,420
   Pulte Homes, Inc.                                    1,130            32,533
   Toll Brothers, Inc.*                                 1,000            25,570

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   KB HOME                                                500    $       22,925
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                                764,711
                                                                 --------------
   TEXTILES & APPAREL 0.5%
   Russell Corp.                                       25,800           468,528
   VF Corp.                                             3,120           211,910
   Polo Ralph Lauren Corp.                                680            37,332
                                                                 --------------
TOTAL TEXTILES & APPAREL                                                717,770
                                                                 --------------
   MULTILINE RETAIL 0.5%
   Federated Department Stores, Inc.                    9,260           338,916
   Dillard's, Inc. -- Class A                           4,380           139,503
   J.C. Penney Holding Co., Inc.                        1,840           124,218
   Nordstrom, Inc.                                      1,160            42,340
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  644,977
                                                                 --------------
   SPECIALTY RETAIL 0.4%
   AutoNation, Inc.*                                    8,280           177,523
   Circuit City Stores, Inc.                            3,490            94,998
   American Eagle Outfitters, Inc.                      2,050            69,782
   Aeropostale, Inc.*                                   1,320            38,135
   Pier 1 Imports, Inc.                                 5,080            35,458
   AnnTaylor Stores Corp.*                                740            32,101
   Payless Shoesource, Inc.*                              930            25,268
   Claire's Stores, Inc.                                  850            21,684
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                  494,949
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 0.4%
   Alderwoods Group, Inc.*                             24,070           468,402
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  468,402
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.3%
   Sportsman's Guide, Inc.*                            15,230           464,515
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                         464,515
                                                                 --------------
   AUTO COMPONENTS 0.3%
   Modine Manufacturing Co.                             3,740            87,366
   Dana Corp.                                          27,179            71,753
   Goodyear Tire & Rubber Co.*                          5,539            61,483


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Magna International, Inc. -- Class                     650    $       46,780
       A
   Autoliv, Inc.                                          650            36,771
   BorgWarner, Inc.                                       520            33,852
   Tenneco Automotive, Inc.*                              730            18,980
   TRW Automotive Holdings Corp.*                         690            18,823
   Visteon Corp.*                                       2,299            16,576
   LKQ Corp.*                                             860            16,340
   American Axle & Manufacturing
       Holdings, Inc.                                     950            16,255
   Delphi Corp.*                                        9,346            15,888
   Ballard Power Systems, Inc.*                         2,179            12,747
   Gentex Corp.                                           130             1,820
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   455,434
                                                                 --------------
   AUTOMOBILES 0.1%
   Ford Motor Co.                                      25,068           173,721
                                                                 --------------
TOTAL AUTOMOBILES                                                       173,721
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                      3,830           127,347
   Callaway Golf Co.                                    3,250            42,218
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      169,565
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                          7,738,448
                                                                 --------------
INDUSTRIALS 5.4%
   COMMERCIAL SERVICES & SUPPLIES 1.6%
   ARAMARK Corp. -- Class B                            14,270           472,480
   NCO Group, Inc.*                                    17,810           470,896
   West Corp.*                                          9,800           469,518
   Sourcecorp, Inc.*                                   18,870           467,787
   Cendant Corp.                                        9,609           156,531
   Robert Half International, Inc.                      2,600           109,200
   Korn/Ferry International, Inc.*                      1,790            35,066
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,181,478
                                                                 --------------
   ROAD & RAIL 0.9%
   Ryder System, Inc.                                   3,810           222,618
   Burlington Northern Santa Fe Corp.                   2,430           192,578
   YRC Worldwide, Inc.*                                 4,020           169,282

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Swift Transportation Co., Inc.*                      5,320    $      168,963
   Werner Enterprises, Inc.                             5,790           117,363
   Union Pacific Corp.                                    640            59,495
   Norfolk Southern Corp.                               1,040            55,349
   Canadian National Railway Co.                        1,240            54,250
   CSX Corp.                                              740            52,126
   Canadian Pacific Railway Ltd.                          650            33,241
   Con-way, Inc.                                          370            21,434
   Amerco, Inc.*                                          190            19,125
   Landstar System, Inc.                                  400            18,892
   Kansas City Southern*                                  670            18,559
   Laidlaw International, Inc.                            700            17,640
   Knight Transportation, Inc.                            760            15,352
                                                                 --------------
TOTAL ROAD & RAIL                                                     1,236,267
                                                                 --------------
   AEROSPACE & DEFENSE 0.9%
   Aviall, Inc.*                                        9,860           468,547
   Northrop Grumman Corp.                               6,290           402,937
   Boeing Co.                                           3,610           295,695
   Precision Castparts Corp.                              980            58,565
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                             1,225,744
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 0.5%
   Tyco International Ltd.                             20,499           563,722
   McDermott International, Inc.*                       1,250            56,838
   Teleflex, Inc.                                         940            50,779
   Sequa Corp. -- Class A*                                420            34,230
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          705,569
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.4%
   Fluor Corp.                                          1,640           152,405
   Granite Construction, Inc.                           2,590           117,249
   Jacobs Engineering Group, Inc.*                        670            53,359
   Foster Wheeler, Ltd.*                                  850            36,720
   Shaw Group, Inc.*                                    1,310            36,418
   URS Corp.*                                             810            34,020
   Chicago Bridge & Iron NV Co.                         1,220            29,463
   Washington Group International,
       Inc.                                               520            27,737
   Insituform Technologies, Inc. --
       Class A*                                           800            18,312


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   EMCOR Group, Inc.*                                     370    $       18,008
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        523,691
                                                                 --------------
   MACHINERY 0.3%
   Eaton Corp.                                          3,850           290,290
   Timken Co.                                           2,130            71,376
   Flowserve Corp.*                                       820            46,658
   Trinity Industries, Inc.                             1,050            42,420
                                                                 --------------
TOTAL MACHINERY                                                         450,744
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.3%
   ABB Ltd. -- SP ADR                                   6,110            79,186
   Emerson Electric Co.                                   920            77,105
   Rockwell Automation, Inc.                              680            48,967
   Cooper Industries Ltd. -- Class A                      450            41,814
   Roper Industries, Inc.                                 600            28,050
   AMETEK, Inc.                                           540            25,585
   Thomas & Betts Corp.*                                  480            24,624
   Hubbell, Inc. -- Class B                               500            23,825
   Acuity Brands, Inc.                                    450            17,509
   General Cable Corp.*                                   480            16,800
   A.O. Smith Corp.                                       350            16,226
   Regal-Beloit Corp.                                     360            15,894
   Energy Conversion Devices, Inc.*                       400            14,572
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              430,157
                                                                 --------------
   AIRLINES 0.2%
   Southwest Airlines Co.                               8,640           141,437
   Alaska Air Group, Inc.*                              2,800           110,376
                                                                 --------------
TOTAL AIRLINES                                                          251,813
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   W.W. Grainger, Inc.                                    980            73,725
   WESCO International, Inc.*                             740            49,402
   Watsco, Inc.                                           580            34,696
   UAP Holding Corp.                                    1,350            29,444
   Applied Industrial Technologies,
       Inc.                                             1,110            26,984
   Beacon Roofing Supply, Inc.*                         1,070            23,551
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  237,802
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.                                          4,439    $      131,572
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                 131,572
                                                                 --------------
TOTAL INDUSTRIALS                                                     7,374,837
                                                                 --------------
HEALTH CARE 4.9%
   HEALTH CARE PROVIDERS & SERVICES 2.3%
   WellPoint, Inc.*                                     8,569           623,566
   American Retirement Corp.*                          14,270           467,628
   HCA, Inc.                                            9,920           428,048
   Coventry Health Care, Inc.*                          6,140           337,332
   Community Health Systems, Inc.*                      7,900           290,325
   Health Management Associates,
       Inc. -- Class A                                  9,439           186,043
   Triad Hospitals, Inc.*                               4,700           186,026
   Express Scripts, Inc.*                               2,310           165,719
   Health Net, Inc.*                                    2,920           131,896
   LifePoint Hospitals, Inc.*                           3,870           124,343
   Humana, Inc.*                                        1,550            83,235
   Apria Healthcare Group, Inc.*                        3,950            74,655
   Omnicare, Inc.                                       1,230            58,327
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                3,157,143
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Fisher Scientific International,
       Inc.*                                           10,910           796,975
   Diagnostic Products Corp.                            8,060           468,850
   Intermagnetics General Corp.*                       15,410           415,762
   Intuitive Surgical, Inc.*                            1,580           186,393
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,867,980
                                                                 --------------
   PHARMACEUTICALS 0.7%
   Andrx Corp.*                                        20,200           468,438
   King Pharmaceuticals, Inc.*                          9,340           158,780
   Watson Pharmaceuticals, Inc.*                        6,490           151,087
   Barr Pharmaceuticals, Inc.*                          2,320           110,641


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Valeant Pharmaceuticals                              3,790    $       64,127
       International
                                                                 --------------
TOTAL PHARMACEUTICALS                                                   953,073
                                                                 --------------
   BIOTECHNOLOGY 0.5%
   Serologicals Corp.*                                 14,880           467,827
   Biogen Idec, Inc.*                                   4,820           223,311
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                     691,138
                                                                 --------------
TOTAL HEALTH CARE                                                     6,669,334
                                                                 --------------
ENERGY 4.2%
   OIL & GAS 3.1%
   Chevron Corp.                                       12,270           761,476
   KCS Energy, Inc.*                                   17,489           519,423
   Remington Oil & Gas Corp.*                          11,510           506,095
   TransMontaigne, Inc.*                               41,370           463,758
   Stone Energy Corp.*                                  9,940           462,707
   ConocoPhillips                                       5,569           364,937
   Devon Energy Corp.                                   5,390           325,610
   Apache Corp.                                         4,320           294,840
   Peabody Energy Corp.                                 3,790           211,292
   Kinder Morgan, Inc.                                  1,580           157,826
   Pogo Producing Co.                                   2,100            96,810
   Overseas Shipholding Group, Inc.                     1,180            69,797
                                                                 --------------
TOTAL OIL & GAS                                                       4,234,571
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Maverick Tube Corp.*                                 6,610           417,686
   Transocean, Inc.*                                    3,900           313,248
   Patterson-UTI Energy, Inc.                           4,470           126,546
   Pride International, Inc.*                           3,510           109,617
   Rowan Cos., Inc.                                     2,600            92,534
   Baker Hughes, Inc.                                     680            55,658
   Helmerich & Payne, Inc.                                820            49,413
   GlobalSantaFe Corp.                                    630            36,382
   Diamond Offshore Drilling, Inc.                        420            35,251
   BJ Services Co.                                        900            33,534
   Smith International, Inc.                              690            30,684
   Noble Corp.                                            390            29,024
   ENSCO International, Inc.                              540            24,851
   Precision Drilling Trust                               620            20,584
   Nabors Industries Ltd.*                                440            14,868

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Tenaris SA -- SP ADR                                   290    $       11,742
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     1,401,622
                                                                 --------------
TOTAL ENERGY                                                          5,636,193
                                                                 --------------
CONSUMER STAPLES 2.8%
   FOOD PRODUCTS 1.2%
   General Mills, Inc.                                  8,660           447,376
   Archer-Daniels-Midland Co.                          10,730           442,935
   ConAgra Foods, Inc.                                 15,639           345,778
   Tyson Foods, Inc. -- Class A                        12,269           182,317
   Hormel Foods Corp.                                   2,170            80,594
   Tootsie Roll Industries, Inc.                        2,200            64,086
   WM Wrigley Jr Co.                                      401            18,189
                                                                 --------------
TOTAL FOOD PRODUCTS                                                   1,581,275
                                                                 --------------
   FOOD & DRUG RETAILING 0.7%
   Kroger Co.                                          19,599           428,434
   Supervalu, Inc.                                      6,990           214,593
   Safeway, Inc.                                        4,610           119,860
   CVS Corp.                                            3,650           112,055
   BJ's Wholesale Club, Inc.*                           2,400            68,040
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                             942,982
                                                                 --------------
   BEVERAGES 0.4%
   Coca-Cola Enterprises, Inc.                         15,369           313,067
   Pepsi Bottling Group, Inc.                           8,510           273,596
                                                                 --------------
TOTAL BEVERAGES                                                         586,663
                                                                 --------------
   TOBACCO 0.3%
   Reynolds American, Inc.                              3,130           360,889
                                                                 --------------
TOTAL TOBACCO                                                           360,889
                                                                 --------------
   PERSONAL PRODUCTS 0.2%
   Estee Lauder Cos., Inc. -- Class A                   2,429            93,929
   Alberto-Culver Co. -- Class B                        1,549            75,467
   Herbalife Ltd.*                                      1,429            57,017
   NBTY, Inc.*                                          1,669            39,906
   Avon Products, Inc.                                  1,070            33,170


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Nu Skin Enterprises, Inc.                            2,229    $       33,101
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                                 332,590
                                                                 --------------
TOTAL CONSUMER STAPLES                                                3,804,399
                                                                 --------------
UTILITIES 2.7%
   MULTI-UTILITIES 1.9%
   Constellation Energy Group, Inc.                     9,400           512,488
   Public Service Enterprise Group,
       Inc.                                             7,070           467,468
   NorthWestern Corp.                                  13,510           464,069
   KeySpan Corp.                                        9,430           380,972
   Xcel Energy, Inc.                                    7,250           139,055
   DTE Energy Co.                                       3,220           131,183
   AES Corp.*                                           5,849           107,914
   Energy East Corp.                                    3,850            92,131
   MDU Resources Group, Inc.                            1,790            65,532
   Dynegy, Inc. -- Class A*                             8,669            47,419
   Mirant Corp.*                                        1,599            42,853
   NRG Energy, Inc.*                                      800            38,544
   Wisconsin Energy Corp.                                 890            35,867
   TECO Energy, Inc.                                    1,780            26,593
   Ormat Technologies, Inc.                               460            17,549
                                                                 --------------
TOTAL MULTI-UTILITIES                                                 2,569,637
                                                                 --------------
   ELECTRIC UTILITIES 0.6%
   American Electric Power Co., Inc.                    5,380           184,265
   Pepco Holdings, Inc.                                 6,020           141,952
   Edison International                                 2,990           116,610
   TXU Corp.                                            1,729           103,377
   Pinnacle West Capital Corp.                          2,390            95,385
   Westar Energy, Inc.                                  3,120            65,676
   Sierra Pacific Resources*                            1,970            27,580
   Black Hills Corp.                                      440            15,105
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                                749,950
                                                                 --------------
   GAS UTILITIES 0.2%
   Questar Corp.                                        1,010            81,295
   Oneok, Inc.                                            770            26,211
   National Fuel Gas Co.                                  650            22,841
   Energen Corp.                                          590            22,662
   AGL Resources, Inc.                                    590            22,491
   Southern Union Co.                                     820            22,189
   Atmos Energy Corp.                                     710            19,816
   Nicor, Inc.                                            420            17,430

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   UGI Corp.                                              690    $       16,988
   WGL Holdings, Inc.                                     530            15,343
   New Jersey Resources Corp.                             320            14,970
   Piedmont Natural Gas Co.                               580            14,094
   Southwest Gas Corp.                                    420            13,163
   Peoples Energy Corp.                                    40             1,436
                                                                 --------------
TOTAL GAS UTILITIES                                                     310,929
                                                                 --------------
TOTAL UTILITIES                                                       3,630,516
                                                                 --------------
TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
   Verizon Communications, Inc.                        20,539           687,851
   BellSouth Corp.                                     12,900           466,980
   PanAmSat Holding Corp.                              18,450           461,066
   AT&T, Inc.                                          10,589           295,327
   CenturyTel, Inc.                                     3,980           147,857
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          2,059,081
                                                                 --------------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Ubiquitel, Inc.*                                    44,820           463,439
   Alltel Corp.                                         5,280           337,022
   Telephone & Data Systems, Inc.                       2,980           123,372
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               923,833
                                                                 --------------
TOTAL TELECOMMUNICATION SERVICES                                      2,982,914
                                                                 --------------
MATERIALS 1.2%
   METALS & MINING 0.6%
   United States Steel Corp.                            2,100           147,252
   Allegheny Technologies, Inc.                         1,630           112,861
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                  1,640            90,872
   BHP Billiton Ltd. -- SP ADR                          1,750            75,372
   Rio Tinto  PLC -- SP ADR                               270            56,622
   Companhia Vale do Rio Doce -- SP
       ADR                                              1,890            45,436
   Steel Dynamics, Inc.                                   540            35,500
   Falconbridge Ltd.                                      630            33,295
   Alcoa, Inc.                                          1,020            33,007
   POSCO -- SP ADR                                        480            32,112


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Nucor Corp.                                            550    $       29,837
   Newmont Mining Corp.                                   550            29,112
   Mittal Steel NV Co. -- Class A                         880            26,849
   Anglo American  PLC -- ADR                           1,250            25,550
   Alcan, Inc.                                            540            25,348
   Barrick Gold Corp.                                     830            24,568
   AngloGold Ashanti Ltd. -- SP ADR                       440            21,173
   Phelps Dodge Corp.                                     150            12,324
                                                                 --------------
TOTAL METALS & MINING                                                   857,090
                                                                 --------------
   CHEMICALS 0.5%
   Dow Chemical Co.                                     8,300           323,949
   Lyondell Chemical Co.                                8,370           189,664
   Eastman Chemical Co.                                 1,020            55,080
   Airgas, Inc.                                           880            32,780
   Olin Corp.                                           1,460            26,178
   Sensient Technologies Corp.                            890            18,610
                                                                 --------------
TOTAL CHEMICALS                                                         646,261
                                                                 --------------
   PAPER & FOREST PRODUCTS 0.1%
   Louisiana-Pacific Corp.                              3,430            75,117
   Bowater, Inc.                                          730            16,607
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                            91,724
                                                                 --------------
TOTAL MATERIALS                                                       1,595,075
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $63,621,787)                                                63,792,419
                                                                 --------------
EXCHANGE TRADED FUNDS 3.0%
   DB Commodity Index Tracking Fund*                  161,332         4,089,766
                                                                 --------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $4,155,176)                                                  4,089,766
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 2.9%
Federal Home Loan Bank**
   5.19% due 09/08/06                          $    4,000,000    $    3,961,363
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $3,961,363)                                                  3,961,363
                                                                 --------------
REPURCHASE AGREEMENTS 41.9%+
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
  5.17% due 07/03/06                                5,599,678         5,599,678
Credit Suisse at
  4.55% due 07/03/06                               12,689,951        12,689,951
Lehman Brothers, Inc. at
   4.45% due 07/03/06                                   5,357             5,357
Bear Stearns Cos., Inc. at
   4.40% due 07/03/06                              17,881,346        17,881,346
Morgan Stanley at
   4.40% due 07/03/06                              10,132,763        10,132,763
Citigroup, Inc. at
   4.10% due 07/03/06                              10,430,785        10,430,785
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $56,739,880)                                                56,739,880
                                                                 --------------
TOTAL LONG SECURITIES 94.9%
   (Cost $128,478,206)                                              128,583,428
                                                                 --------------

                                                       SHARES
                                                       ------

COMMON STOCKS SOLD SHORT (26.3)%
MATERIALS (0.8)%
   CONSTRUCTION MATERIALS (0.1)%
   Martin Marietta Materials, Inc.                      1,350          (123,053)
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS                                           (123,053)
                                                                 --------------
   CONTAINERS & PACKAGING (0.1)%
   Temple-Inland, Inc.                                    470           (20,149)
   Pactiv Corp.*                                        6,770          (167,557)
                                                                 --------------
TOTAL CONTAINERS & PACKAGING                                           (187,706)
                                                                 --------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   PAPER & FOREST PRODUCTS (0.2)%
   MeadWestvaco Corp.                                   2,680    $      (74,852)
   Weyerhaeuser Co.                                     2,060          (128,235)
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS                                          (203,087)
                                                                 --------------
   CHEMICALS (0.4)%
   Valspar Corp.                                          590           (15,582)
   Scotts Miracle-Gro Co. -- Class A                      390           (16,505)
   PPG Industries, Inc.                                   500           (33,000)
   Chemtura Corp.                                       5,110           (47,728)
   E.I. du Pont de Nemours and Co.                      1,420           (59,072)
   Hercules, Inc.*                                      7,750          (118,265)
   Ecolab, Inc.                                         7,030          (285,277)
                                                                 --------------
TOTAL CHEMICALS                                                        (575,429)
                                                                 --------------
TOTAL MATERIALS                                                      (1,089,275)
                                                                 --------------
UTILITIES (1.6)%
   MULTI-UTILITIES 0.0%
   NSTAR                                                  740           (21,164)
   NiSource, Inc.                                       1,330           (29,047)
                                                                 --------------
TOTAL MULTI-UTILITIES                                                   (50,211)
                                                                 --------------
   WATER UTILITIES (0.1)%
   Aqua America, Inc.                                   4,120           (93,895)
                                                                 --------------
TOTAL WATER UTILITIES                                                   (93,895)
                                                                 --------------
   GAS UTILITIES (0.1)%
   Equitable Resources, Inc.                            5,140          (172,190)
                                                                 --------------
TOTAL GAS UTILITIES                                                    (172,190)
                                                                 --------------
   ELECTRIC UTILITIES (1.4)%
   PPL Corp.                                            1,340           (43,282)
   DPL, Inc.                                            3,700           (99,160)
   Allegheny Energy, Inc.*                              2,800          (103,796)
   FPL Group, Inc.                                     12,380          (512,285)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Exelon Corp.                                        18,800    $   (1,068,404)
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                             (1,826,927)
                                                                 --------------
TOTAL UTILITIES                                                      (2,143,223)
                                                                 --------------
INDUSTRIALS (2.2)%
   CONSTRUCTION & ENGINEERING 0.0%
   Quanta Services, Inc.*                                  30              (520)
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                           (520)
                                                                 --------------
   ELECTRICAL EQUIPMENT 0.0%
   American Power Conversion Corp.                        140            (2,729)
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                               (2,729)
                                                                 --------------
   ROAD & RAIL 0.0%
   J.B. Hunt Transport Services, Inc.                     400            (9,964)
                                                                 --------------
TOTAL ROAD & RAIL                                                        (9,964)
                                                                 --------------
   AEROSPACE & DEFENSE (0.1)%
   United Technologies Corp.                            2,230          (141,427)
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                              (141,427)
                                                                 --------------
   AIRLINES (0.1)%
   JetBlue Airways Corp.*                               2,400           (29,136)
   AirTran Holdings, Inc.*                              7,890          (117,245)
                                                                 --------------
TOTAL AIRLINES                                                         (146,381)
                                                                 --------------
   MACHINERY (0.3)%
   Tecumseh Products Co. -- Class A*                      490            (9,408)
   ITT Industries, Inc.                                 1,000           (49,500)
   Ingersoll-Rand Co. -- Class A                        1,460           (62,459)
   SPX Corp.                                            1,770           (99,031)
   Joy Global, Inc.                                     2,340          (121,891)
                                                                 --------------
TOTAL MACHINERY                                                        (342,289)
                                                                 --------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS (0.3)%
   GATX Corp.                                             680    $      (28,900)
   United Rentals, Inc.*                                1,090           (34,858)
   MSC Industrial Direct Co. -- Class
       A                                                2,030           (96,567)
   Fastenal Co.                                         6,430          (259,065)
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 (419,390)
                                                                 --------------
   AIR FREIGHT & COURIERS (0.5)%
   Expeditors International
       Washington, Inc.                                 6,500          (364,065)
   CH Robinson Worldwide, Inc.                          7,160          (381,628)
                                                                 --------------
TOTAL AIR FREIGHT & COURIERS                                           (745,693)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.9)%
   Navigant Consulting, Inc.*                             880           (19,932)
   Deluxe Corp.                                         3,050           (53,314)
   Avery Dennison Corp.                                 2,100          (121,926)
   Monster Worldwide, Inc.*                             2,870          (122,434)
   Cintas Corp.                                         3,270          (130,015)
   Herman Miller, Inc.                                  5,810          (149,724)
   Pitney Bowes, Inc.                                   3,690          (152,397)
   Stericycle, Inc.*                                    3,210          (208,971)
   Corporate Executive Board Co.                        2,290          (229,458)
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 (1,188,171)
                                                                 --------------
TOTAL INDUSTRIALS                                                    (2,996,564)
                                                                 --------------
CONSUMER STAPLES (2.4)%
   TOBACCO (0.1)%
   Universal Corp./VA                                   2,390           (88,956)
                                                                 --------------
TOTAL TOBACCO                                                           (88,956)
                                                                 --------------
   FOOD & DRUG RETAILING (0.5)%
   Whole Foods Market, Inc.                             9,690          (626,361)
                                                                 --------------
TOTAL FOOD & DRUG RETAILING                                            (626,361)
                                                                 --------------
   BEVERAGES (0.5)%
   Constellation Brands, Inc. --
       Class A*                                         2,690           (67,250)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Molson Coors Brewing Co. -- Class B                  3,250    $     (220,610)
   Brown-Forman Corp. -- Class B                        5,590          (400,747)
                                                                 --------------
TOTAL BEVERAGES                                                        (688,607)
                                                                 --------------
   FOOD PRODUCTS (1.3)%
   WM Wrigley Jr Co. -- Class B                           401           (18,045)
   J.M. Smucker Co.                                     1,040           (46,488)
   Sara Lee Corp.                                      18,940          (303,419)
   McCormick & Co., Inc.                               11,570          (388,173)
   Hershey Co.                                         19,280        (1,061,750)
                                                                 --------------
TOTAL FOOD PRODUCTS                                                  (1,817,875)
                                                                 --------------
TOTAL CONSUMER STAPLES                                               (3,221,799)
                                                                 --------------
CONSUMER DISCRETIONARY (2.5)%
   MULTILINE RETAIL 0.0%
   Big Lots, Inc.*                                      2,600           (44,408)
                                                                 --------------
TOTAL MULTILINE RETAIL                                                  (44,408)
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Mattel, Inc.                                         4,510           (74,460)
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      (74,460)
                                                                 --------------
   AUTO COMPONENTS (0.1)%
   ArvinMeritor, Inc.                                     800           (13,752)
   Cooper Tire & Rubber Co.                             2,130           (23,728)
   Johnson Controls, Inc.                                 690           (56,732)
                                                                 --------------
TOTAL AUTO COMPONENTS                                                   (94,212)
                                                                 --------------
   HOUSEHOLD DURABLES (0.1)%
   Harman International Industries,
       Inc.                                             1,600          (136,592)
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                               (136,592)
                                                                 --------------
   AUTOMOBILES (0.2)%
   Thor Industries, Inc.                                1,500           (72,675)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   General Motors Corp.                                 4,890    $     (145,673)
                                                                 --------------
TOTAL AUTOMOBILES                                                      (218,348)
                                                                 --------------
   INTERNET & CATALOG RETAIL (0.2)%
   Amazon.com, Inc.*                                    6,860          (265,345)
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL                                        (265,345)
                                                                 --------------
   TEXTILES & APPAREL (0.2)%
   Timberland Co. -- Class A*                             690           (18,009)
   Coach, Inc.*                                         8,310          (248,469)
                                                                 --------------
TOTAL TEXTILES & APPAREL                                               (266,478)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.3)%
   DeVry, Inc.*                                         1,650           (36,250)
   Apollo Group, Inc. -- Class A*                         880           (45,470)
   Sotheby's Holdings, Inc. -- Class
       A*                                               2,790           (73,237)
   ITT Educational Services, Inc.*                      1,300           (85,553)
   H&R Block, Inc.                                      5,280          (125,981)
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   (366,491)
                                                                 --------------
   SPECIALTY RETAIL (0.3)%
   O'Reilly Automotive, Inc.*                             890           (27,759)
   Chico's FAS, Inc.*                                   1,280           (34,534)
   OfficeMax, Inc.                                      1,270           (51,753)
   Urban Outfitters, Inc.*                              4,290           (75,032)
   CarMax, Inc.*                                        3,460          (122,692)
   Office Depot, Inc.*                                  4,060          (154,280)
                                                                 --------------
TOTAL SPECIALTY RETAIL                                                 (466,050)
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE (0.5)%
   Cheesecake Factory, Inc.*                            3,180           (85,701)
   Harrah's Entertainment, Inc.                         1,350           (96,093)
   International Game Technology,
       Inc.                                             4,470          (169,592)
   Starbucks Corp.*                                     8,800          (332,288)
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                    (683,674)
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MEDIA (0.5)%
   Reader's Digest Association, Inc.                    2,320    $      (32,387)
   McGraw-Hill Cos., Inc.                                 930           (46,714)
   Dow Jones & Co., Inc.                                2,930          (102,579)
   McClatchy Co.  -- Class A                            3,850          (154,462)
   Interpublic Group of Cos., Inc.*                    19,600          (163,660)
   Time Warner, Inc.                                   12,860          (222,478)
                                                                 --------------
TOTAL MEDIA                                                            (722,280)
                                                                 --------------
TOTAL CONSUMER DISCRETIONARY                                         (3,338,338)
                                                                 --------------
ENERGY (2.6)%
   ENERGY EQUIPMENT & SERVICES (1.2)%
   Grant Prideco, Inc.*                                   870           (38,932)
   FMC Technologies, Inc.*                              2,850          (192,261)
   Weatherford International Ltd.*                      6,380          (316,576)
   Halliburton Co.                                      7,080          (525,407)
   Schlumberger Ltd.                                    9,090          (591,850)
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    (1,665,026)
                                                                 --------------
   OIL & GAS (1.4)%
   Southwestern Energy Co.*                             1,520           (47,363)
   Newfield Exploration Co.*                            1,240           (60,686)
   Murphy Oil Corp.                                     1,340           (74,852)
   Arch Coal, Inc.                                      4,170          (176,683)
   Quicksilver Resources, Inc.*                         5,480          (201,719)
   Helix Energy Solutions Group,
       Inc.*                                            5,020          (202,607)
   El Paso Corp.                                       18,090          (271,350)
   PetroHawk Energy Corp.*                             28,890          (364,014)
   Plains Exploration & Production
       Co.*                                            12,430          (503,912)
                                                                 --------------
TOTAL OIL & GAS                                                      (1,903,186)
                                                                 --------------
TOTAL ENERGY                                                         (3,568,212)
                                                                 --------------
HEALTH CARE (3.0)%
   HEALTH CARE PROVIDERS & SERVICES (0.4)%
   Tenet Healthcare Corp.*                              3,620           (25,268)
   Patterson Cos., Inc.*                                1,140           (39,820)
   AmerisourceBergen Corp.                              1,150           (48,208)
   Quest Diagnostics, Inc.                              1,090           (65,313)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Aetna, Inc.                                          1,890    $      (75,468)
   UnitedHealth Group, Inc.                             2,860          (128,071)
   CIGNA Corp.                                          1,340          (132,003)
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 (514,151)
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.7)%
   Advanced Medical Optics, Inc.*                       1,580           (80,106)
   Boston Scientific Corp.*                             8,460          (142,466)
   Varian Medical Systems, Inc.*                        4,970          (235,330)
   Thermo Electron Corp.*                              13,150          (476,556)
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 (934,458)
                                                                 --------------
   BIOTECHNOLOGY (0.9)%
   Martek Biosciences Corp.*                              580           (16,791)
   PDL BioPharma, Inc.*                                 6,430          (118,376)
   Vertex Pharmaceuticals, Inc.*                        5,570          (204,475)
   Medimmune, Inc.*                                    14,460          (391,866)
   Gilead Sciences, Inc.*                               8,690          (514,100)
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                  (1,245,608)
                                                                 --------------
   PHARMACEUTICALS (1.0)%
   Perrigo Co.                                          3,130           (50,393)
   Sepracor, Inc.*                                      5,890          (336,554)
   Allergan, Inc.                                       3,710          (397,935)
   Pfizer, Inc.                                        23,160          (543,565)
                                                                 --------------
TOTAL PHARMACEUTICALS                                                (1,328,447)
                                                                 --------------
TOTAL HEALTH CARE                                                    (4,022,664)
                                                                 --------------
INFORMATION TECHNOLOGY (5.4)%
   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2)%
   Symbol Technologies, Inc.                            2,300           (24,817)
   KEMET Corp.*                                         4,900           (45,178)
   Plexus Corp.*                                        3,090          (105,709)
   National Instruments Corp.                           5,750          (157,550)
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               (333,254)
                                                                 --------------
   SOFTWARE (0.3)%
   Mercury Interactive Corp.*                             730           (25,528)
   Adobe Systems, Inc.*                                 1,700           (51,612)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Symantec Corp.*                                      3,880    $      (60,295)
   Advent Software, Inc.*                               2,760           (99,553)
   Electronic Arts, Inc.*                               4,310          (185,503)
                                                                 --------------
TOTAL SOFTWARE                                                         (422,491)
                                                                 --------------
   COMPUTERS & PERIPHERALS (0.7)%
   Diebold, Inc.                                          630           (25,591)
   Lexmark International, Inc.*                           750           (41,872)
   Dell, Inc.*                                          4,390          (107,160)
   International Business Machines
       Corp.                                            2,120          (162,858)
   Sun Microsystems, Inc.*                             50,090          (207,874)
   Network Appliance, Inc.*                            11,680          (412,304)
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS                                          (957,659)
                                                                 --------------
   IT CONSULTING & SERVICES (1.1)%
   SRA International, Inc. -- Class A*                    600           (15,978)
   Unisys Corp.*                                       13,590           (85,345)
   Gartner, Inc. -- Class A*                           11,320          (160,744)
   Electronic Data Systems Corp.                        8,160          (196,330)
   VeriFone Holdings, Inc.*                             7,830          (238,658)
   Cognizant Technology Solutions
       Corp. -- Class A*                                5,410          (364,472)
   Paychex, Inc.                                       11,530          (449,439)
                                                                 --------------
TOTAL IT CONSULTING & SERVICES                                       (1,510,966)
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT (1.5)%
   Lattice Semiconductor Corp.*                         7,740           (47,833)
   RF Micro Devices, Inc.*                              9,160           (54,685)
   Cypress Semiconductor Corp.*                         5,080           (73,863)
   Teradyne, Inc.*                                      6,330           (88,177)
   Silicon Laboratories, Inc.*                          2,940          (103,341)
   PMC - Sierra, Inc.*                                 14,300          (134,420)
   Analog Devices, Inc.                                 5,740          (184,484)
   Xilinx, Inc.                                         8,270          (187,315)
   Applied Materials, Inc.                             17,180          (279,690)
   Broadcom Corp. -- Class A*                          13,070          (392,754)
   Micron Technology, Inc.*                            29,220          (440,053)
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            (1,986,615)
                                                                 --------------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (1.6)%
   Utstarcom, Inc.*                                     9,600    $      (74,784)
   F5 Networks, Inc.*                                   3,040          (162,579)
   Ciena Corp.*                                        38,670          (186,003)
   ADC Telecommunications, Inc.*                       24,220          (408,349)
   Alcatel SA -- SP ADR*                               37,790          (476,532)
   Qualcomm, Inc.                                      21,010          (841,871)
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT                                       (2,150,118)
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                         (7,361,103)
                                                                 --------------
FINANCIALS (5.8)%
   THRIFTS & MORTGAGE FINANCE (0.1)%
   New York Community Bancorp, Inc.                     6,490          (107,150)
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       (107,150)
                                                                 --------------
   DIVERSIFIED FINANCIALS (0.2)%
   Moody's Corp.                                        5,570          (303,342)
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                           (303,342)
                                                                 --------------
   CONSUMER FINANCE (0.4)%
   SLM Corp.                                            4,550          (240,786)
   Capital One Financial Corp.                          3,480          (297,366)
                                                                 --------------
TOTAL CONSUMER FINANCE                                                 (538,152)
                                                                 --------------
   INSURANCE (1.2)%
   Stancorp Financial Group, Inc.                         700           (35,637)
   HCC Insurance Holdings, Inc.                         1,330           (39,155)
   Ambac Financial Group, Inc.                            830           (67,313)
   Arthur J. Gallagher & Co.                            2,950           (74,753)
   Everest Re Group Ltd.                                1,340          (116,004)
   ACE Ltd.                                             4,020          (203,372)
   Progressive Corp.                                    8,660          (222,648)
   Brown & Brown, Inc.                                  7,800          (227,916)
   XL Capital Ltd.                                      3,880          (237,844)
   Marsh & McLennan Cos., Inc.                         13,690          (368,124)
                                                                 --------------
TOTAL INSURANCE                                                      (1,592,766)
                                                                 --------------
   BANKS (1.3)%
   Mercantile Bankshares Corp.                          1,260           (44,944)
   First Horizon National Corp.                         1,250           (50,250)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Huntington Bancshares, Inc.                          2,200    $      (51,876)
   Fifth Third Bancorp                                  2,650           (97,917)
   SunTrust Banks, Inc.                                 1,550          (118,203)
   National City Corp.                                  6,580          (238,130)
   MB Financial Corp.                                   9,710          (343,346)
   Wachovia Corp.                                       6,790          (367,203)
   Regions Financial Corp.                             13,940          (461,693)
                                                                 --------------
TOTAL BANKS                                                          (1,773,562)
                                                                 --------------
   CAPITAL MARKETS (1.3)%
   Janus Capital Group, Inc.                            2,660           (47,614)
   Waddell & Reed Financial, Inc. --
       Class A                                          6,190          (127,266)
   Legg Mason, Inc.                                     1,340          (133,357)
   Eaton Vance Corp.                                    6,860          (171,225)
   Franklin Resources, Inc.                             2,180          (189,246)
   Federated Investors, Inc. --
       Class B                                          6,970          (219,555)
   SEI Investments Co.                                  5,010          (244,889)
   T. Rowe Price Group, Inc.                            7,980          (301,724)
   Charles Schwab Corp.                                21,570          (344,689)
                                                                 --------------
TOTAL CAPITAL MARKETS                                                (1,779,565)
                                                                 --------------
   REAL ESTATE (1.3)%
   Potlatch Corp.                                         650           (24,538)
   Rayonier, Inc.                                         940           (35,635)
   Vornado Realty Trust                                 1,970          (192,174)
   United Dominion Realty Trust, Inc.                  11,010          (308,390)
   Simon Property Group, Inc.                           5,550          (460,317)
   Public Storage, Inc.                                10,850          (823,515)
                                                                 --------------
TOTAL REAL ESTATE                                                    (1,844,569)
                                                                 --------------
TOTAL FINANCIALS                                                     (7,939,106)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $36,060,532)                                           (35,680,284)
                                                                 --------------
TOTAL INVESTMENTS 68.6%
   (Cost $92,417,674)                                            $   92,903,144
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 31.4%                                           $   42,586,128
NET ASSETS - 100.0%                                              $  135,489,272


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS       GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 U.S. 10-Year Treasury
   Note Futures Contracts
   (Aggregate Market Value of
   Contracts $11,111,782)                                 106    $      (75,912)
                                                                 --------------
September 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $11,075,040)                                 144           234,337
September 2006 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $11,158,840)                                 154           225,238
September 2006 S&P 500 Index  Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $12,093,638)                                 189            45,194
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$45,439,299)                                                     $      428,857
                                                                 --------------
FUTURES CONTRACTS SOLD SHORT
September 2006 U.S. Dollar Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $14,602,800)                                 172    $      118,668
                                                                 --------------

                                                     NOTIONAL
                                                       AMOUNT
                                                  -----------
CREDIT DEFAULT SWAP AGREEMENT
Dow Jones CDX North American
Investment Grade Swap Agreement,
Series 6
   Interest Rate 0.40%, Maturing
   06/20/11                                        65,000,000            13,953
                                                                 --------------

*     Non-Income Producing Security.

** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+ All or a portion of this security was held as short security collateral at June 30, 2006.


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 47.9%

FINANCIALS 9.2%
INSURANCE 4.2%
     MetLife, Inc. +                                    4,070    $      208,425
     Hartford Financial Services Group, Inc.            2,010           170,046
     Chubb Corp. +                                      3,090           154,191
     Genworth Financial, Inc. -- Class A                3,820           133,089
     UnumProvident Corp.                                6,680           121,108
     SAFECO Corp.                                       1,680            94,668
     Fidelity National Financial, Inc.                  2,320            90,364
     First American Corp.                               1,640            69,323
     American Financial Group, Inc./OH                  1,430            61,347
     AmerUs Group Co.                                     860            50,353
     Aon Corp.                                          1,409            49,061
     Ohio Casualty Corp.                                1,500            44,595
     Old Republic International Corp.                   1,770            37,825
     Horace Mann Educators Corp.                        1,680            28,476
                                                                 --------------
TOTAL INSURANCE                                                       1,312,871
                                                                 --------------
DIVERSIFIED FINANCIALS 1.5%
     J.P. Morgan Chase & Co.                            5,300           222,600
     CIT Group, Inc.                                    3,110           162,622
     Leucadia National Corp.                            2,919            85,205
                                                                 --------------
TOTAL DIVERSIFIED FINANCIALS                                            470,427
                                                                 --------------
CAPITAL MARKETS 1.3%
     Lehman Brothers Holdings, Inc. +                   2,819           183,658
     State Street Corp.                                 1,180            68,546
     E*Trade Financial Corp.*                           2,059            46,986
     A.G. Edwards, Inc.                                   700            38,724
     Raymond James Financial, Inc.                        990            29,967
     Jefferies Group, Inc.                                930            27,556
     LaBranche & Co., Inc.*                               960            11,626
                                                                 --------------
TOTAL CAPITAL MARKETS                                                   407,063
                                                                 --------------
THRIFTS & MORTGAGE FINANCE 1.1%
     Washington Mutual, Inc.                            4,890           222,886
     Radian Group, Inc.                                 1,210            74,754
     IndyMac Bancorp, Inc.                                720            33,012
     Sovereign Bancorp, Inc.                              370             7,515
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        338,167
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
REAL ESTATE 0.9%
     Brookfield Asset Management,
       Inc. -- Class A                                  1,327    $       53,903
     Brookfield Properties Corp.                        1,207            38,829
     Liberty Property Trust                               870            38,454
     AMB Property Corp.                                   690            34,880
     Forest City Enterprises, Inc. -- Class A             649            32,392
     CB Richard Ellis Group, Inc. -- Class A*           1,247            31,050
     St. Joe Co.                                          529            24,620
     Jones Lang LaSalle, Inc.                             259            22,675
     Trammell Crow Co.*                                   419            14,736
                                                                 --------------
TOTAL REAL ESTATE                                                       291,539
                                                                 --------------
BANKS 0.1%
     FirstMerit Corp.                                   1,120            23,453
     SVB Financial Group*                                 470            21,366
                                                                 --------------
TOTAL BANKS                                                              44,819
                                                                 --------------
CONSUMER FINANCE 0.1%
     AmeriCredit Corp.*                                 1,210            33,783
                                                                 --------------
TOTAL CONSUMER FINANCE                                                   33,783
                                                                 --------------
TOTAL FINANCIALS                                                      2,898,669
                                                                 --------------
INDUSTRIALS 6.8%
ROAD & RAIL 1.7%
     Burlington Northern Santa Fe Corp.                 1,549           122,758
     Ryder System, Inc.                                 1,430            83,555
     Swift Transportation Co., Inc.*                    1,980            62,885
     YRC Worldwide, Inc.*                               1,490            62,744
     Werner Enterprises, Inc.                           2,070            41,959
     Union Pacific Corp.                                  310            28,818
     Norfolk Southern Corp. +                             500            26,610
     Canadian National Railway Co.                        590            25,813
     CSX Corp.                                            360            25,358
     Canadian Pacific Railway Ltd.                        310            15,853
     Con-way, Inc.                                        180            10,427
     Amerco, Inc.*                                         90             9,059
     Landstar System, Inc.                                190             8,974
     Kansas City Southern*                                320             8,864
     Laidlaw International, Inc.                          340             8,568
     Knight Transportation, Inc.                          370             7,474
                                                                 --------------
TOTAL ROAD & RAIL                                                       549,719
                                                                 --------------
AEROSPACE & DEFENSE 1.0%
     Boeing Co.                                         1,780           145,800
     Northrop Grumman Corp. +                           2,250           144,135


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Precision Castparts Corp.                            320    $       19,123
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                               309,058
                                                                 --------------
CONSTRUCTION & ENGINEERING 0.9%
     Fluor Corp. +                                        970            90,142
     Granite Construction, Inc.                         1,420            64,283
     Jacobs Engineering Group, Inc.* +                    320            25,485
     Foster Wheeler, Ltd.* +                              410            17,712
     Shaw Group, Inc.*                                    630            17,514
     URS Corp.*                                           390            16,380
     Chicago Bridge & Iron NV Co. +                       590            14,249
     Washington Group International, Inc.*                250            13,335
     EMCOR Group, Inc.*                                   180             8,761
     Insituform Technologies, Inc. -- Class A*            380             8,698
     Quanta Services, Inc.*                               409             7,088
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING                                        283,647
                                                                 --------------
INDUSTRIAL CONGLOMERATES 0.7%
     Tyco International Ltd. +                          5,660           155,650
     McDermott International, Inc.*                       600            27,282
     Teleflex, Inc.                                       460            24,849
     Sequa Corp. -- Class A*                              210            17,115
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES                                          224,896
                                                                 --------------
ELECTRICAL EQUIPMENT 0.7%
     ABB Ltd. -- SP ADR                                 2,929            37,960
     Emerson Electric Co.                                 440            36,876
     Rockwell Automation, Inc.                            330            23,763
     Cooper Industries Ltd. -- Class A                    220            20,442
     Roper Industries, Inc.                               290            13,558
     AMETEK, Inc.                                         260            12,319
     Thomas & Betts Corp.*                                230            11,799
     Hubbell, Inc. -- Class B                             240            11,436
     Acuity Brands, Inc.                                  210             8,171
     General Cable Corp.*                                 230             8,050
     A.O. Smith Corp.                                     170             7,881
     Regal-Beloit Corp.                                   170             7,506
     Energy Conversion Devices, Inc.*                     190             6,922
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                              206,683
                                                                 --------------
MACHINERY 0.6%
     Eaton Corp.                                        1,380           104,052
     Timken Co.                                         1,050            35,185
     Flowserve Corp.*                                     580            33,002

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Trinity Industries, Inc.                             750    $       30,300
                                                                 --------------
TOTAL MACHINERY                                                         202,539
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS 0.4%
     W.W. Grainger, Inc.                                  470            35,358
     WESCO International, Inc.*                           350            23,366
     Watsco, Inc.                                         280            16,750
     UAP Holding Corp.                                    650            14,177
     Applied Industrial Technologies, Inc.                530            12,884
     Beacon Roofing Supply, Inc.*                         520            11,445
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  113,980
                                                                 --------------
AIRLINES 0.4%
     Southwest Airlines Co.                             4,250            69,572
     Alaska Air Group, Inc.*                            1,000            39,420
                                                                 --------------
TOTAL AIRLINES                                                          108,992
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES 0.3%
     Robert Half International, Inc.                    1,280            53,760
     Cendant Corp.                                      1,730            28,182
     Korn/Ferry International, Inc.*                      880            17,239
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     99,181
                                                                 --------------
BUILDING PRODUCTS 0.1%
     Masco Corp.                                          800            23,712
                                                                 --------------
TOTAL BUILDING PRODUCTS                                                  23,712
                                                                 --------------
TOTAL INDUSTRIALS                                                     2,122,407
                                                                 --------------
INFORMATION TECHNOLOGY 5.9%
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.6%
     Intel Corp.                                        7,710           146,104
     Nvidia Corp.*                                      3,779            80,455
     LSI Logic Corp.*                                   7,069            63,268
     Advanced Micro Devices, Inc.*                      2,229            54,432
     KLA-Tencor Corp.                                   1,200            49,884
     Lam Research Corp.*                                  920            42,890
     Intersil Corp. -- Class A                          1,270            29,527
     International Rectifier Corp.*                       560            21,885
     Semtech Corp.*                                     1,170            16,907
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           505,352
                                                                 --------------
COMMUNICATIONS EQUIPMENT 1.5%
     Corning, Inc.*                                     8,718           210,888


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Motorola, Inc.                                     5,740    $      115,661
     ADC Telecommunications, Inc.*                      2,679            45,168
     Tellabs, Inc.*                                     3,129            41,647
     JDS Uniphase Corp.*                               13,915            35,205
     Powerwave Technologies, Inc.*                      1,939            17,684
     Dycom Industries, Inc.*                              700            14,903
                                                                 --------------
Total Communications Equipment                                          481,156
                                                                 --------------
Computers & Peripherals 0.7%
     Apple Computer, Inc.* +                            2,010           114,811
     SanDisk Corp.*                                       970            49,451
     Western Digital Corp.*                             1,839            36,431
     Imation Corp.                                        730            29,966
                                                                 --------------
Total Computers & Peripherals                                           230,659
                                                                 --------------
IT Consulting & Services 0.7%
     Computer Sciences Corp.*                           1,350            65,394
     Sabre Holdings Corp.                               1,940            42,680
     Convergys Corp.*                                   2,170            42,315
     CheckFree Corp.*                                     740            36,674
     BISYS Group, Inc.*                                 2,310            31,647
                                                                 --------------
Total IT Consulting & Services                                          218,710
                                                                 --------------
Electronic Equipment & Instruments 0.6%
     Avnet, Inc.*                                       3,170            63,463
     Arrow Electronics, Inc.*                           1,450            46,690
     Tech Data Corp.*                                     970            37,161
     Sanmina-SCI Corp.*                                 6,810            31,326
                                                                 --------------
Total Electronic Equipment & Instruments                                178,640
                                                                 --------------
Software 0.3%
     Novell, Inc.*                                      9,550            63,317
     Activision, Inc.*                                  2,700            30,726
     Parametric Technology Corp.*                       1,479            18,798
                                                                 --------------
Total Software                                                          112,841
                                                                 --------------
Office Electronics 0.3%
     Xerox Corp.*                                       6,270            87,216
                                                                 --------------
Total Office Electronics                                                 87,216
                                                                 --------------
Internet Software & Services 0.2%
     Yahoo!, Inc.*                                      1,550            51,150
                                                                 --------------
Total Internet Software & Services                                       51,150
                                                                 --------------
Total Information Technology                                          1,865,724
                                                                 --------------
CONSUMER STAPLES 5.1%
Food Products 2.1%
     Archer-Daniels-Midland Co. +                       6,229           257,133
     General Mills, Inc.                                3,100           160,146

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     ConAgra Foods, Inc.                                5,590    $      123,595
     Hormel Foods Corp.                                 1,539            57,159
     Tyson Foods, Inc. -- Class A                       2,800            41,608
     Tootsie Roll Industries, Inc.                      1,080            31,460
                                                                 --------------
Total Food Products                                                     671,101
                                                                 --------------
Food & Drug Retailing 1.2%
     Kroger Co.                                         7,010           153,239
     Safeway, Inc. +                                    3,269            84,994
     Supervalu, Inc.                                    2,500            76,750
     BJ's Wholesale Club, Inc.*                         1,180            33,453
     CVS Corp.                                            850            26,095
                                                                 --------------
Total Food & Drug Retailing                                             374,531
                                                                 --------------
Tobacco 0.7%
     Reynolds American, Inc.                            1,820           209,846
                                                                 --------------
Total Tobacco                                                           209,846
                                                                 --------------
Beverages 0.7%
     Coca-Cola Enterprises, Inc.                        5,490           111,831
     Pepsi Bottling Group, Inc.                         3,040            97,736
                                                                 --------------
Total Beverages                                                         209,567
                                                                 --------------
Personal Products 0.4%
     Estee Lauder Cos., Inc. -- Class A                 1,168            45,166
     Alberto-Culver Co. -- Class B                        748            36,443
     Herbalife Ltd.*                                      689            27,491
     NBTY, Inc.*                                          798            19,080
     Nu Skin Enterprises, Inc.                          1,068            15,860
                                                                 --------------
Total Personal Products                                                 144,040
                                                                 --------------
Total Consumer Staples                                                1,609,085
                                                                 --------------
CONSUMER DISCRETIONARY 5.0%
Household Durables 0.9%
     Lennar Corp. -- Class A                            2,220            98,501
     Mohawk Industries, Inc.*                             810            56,983
     D.R. Horton, Inc.                                  1,390            33,110
     American Greetings Corp. -- Class A                1,500            31,515
     Whirlpool Corp.                                      310            25,622
     Ryland Group, Inc.                                   390            16,992
     Blyth, Inc.                                          710            13,107
     Pulte Homes, Inc.                                    280             8,061
     Toll Brothers, Inc.*                                 250             6,393
     KB Home                                              120             5,502
                                                                 --------------
Total Household Durables                                                295,786
                                                                 --------------
Media 0.8%
     Gannett Co., Inc.                                  1,950           109,064
     Scholastic Corp.*                                  1,090            28,307
     Comcast Corp. -- Class A*                            449            14,700


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     The Walt Disney Co.                                  479    $       14,370
     News Corp. -- Class A                                748            14,347
     Westwood One, Inc.                                 1,550            11,625
     Vivendi SA -- SP ADR                                 329            11,485
     Viacom, Inc. - Class B*                              249             8,924
     DIRECTV Group, Inc.*                                 509             8,399
     CBS Corporation                                      309             8,358
     Clear Channel Communications, Inc.                   239             7,397
     WPP Group  PLC -- SP ADR                             120             7,235
     Omnicom Group, Inc.                                   80             7,127
     Liberty Media Holding Corp. - Capital*                80             6,702
     EchoStar Communications Corp.*                       210             6,470
                                                                 --------------
Total Media                                                             264,510
                                                                 --------------
Specialty Retail 0.8%
     AutoNation, Inc.*                                  2,960            63,462
     Circuit City Stores, Inc.                          1,990            54,168
     American Eagle Outfitters, Inc.                    1,010            34,380
     AnnTaylor Stores Corp.*                              520            22,558
     Aeropostale, Inc.*                                   650            18,779
     Payless Shoesource, Inc.*                            660            17,932
     Claire's Stores, Inc.                                600            15,306
     Pier 1 Imports, Inc.                               1,360             9,493
     Chico's FAS, Inc.*                                   280             7,554
                                                                 --------------
Total Specialty Retail                                                  243,632
                                                                 --------------
Multiline Retail 0.8%
     Federated Department Stores, Inc. +                3,310           121,146
     J.C. Penney Holding Co., Inc.                        910            61,434
     Dillard's, Inc. -- Class A                         1,570            50,005
     Nordstrom, Inc.                                      290            10,585
                                                                 --------------
Total Multiline Retail                                                  243,170
                                                                 --------------
Auto Components 0.6%
     Modine Manufacturing Co.                           1,480            34,573
     Goodyear Tire & Rubber Co.*                        2,698            29,948
     Dana Corp.                                         9,720            25,661
     Magna International, Inc. -- Class A                 309            22,239
     Autoliv, Inc.                                        309            17,480
     BorgWarner, Inc.                                     249            16,210
     Tenneco Automotive, Inc.*                            349             9,074
     TRW Automotive Holdings Corp.*                       329             8,975

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Visteon Corp.*                                     1,108    $        7,988
     American Axle & Manufacturing
       Holdings, Inc.                                     459             7,853
     LKQ Corp.*                                           409             7,771
     Delphi Corp.*                                      4,480             7,616
     Ballard Power Systems, Inc.*                       1,048             6,131
                                                                 --------------
Total Auto Components                                                   201,519
                                                                 --------------
Hotels, Restaurants & Leisure 0.4%
     Krispy Kreme Doughnuts, Inc.*                      3,720            30,281
     Wendy's International, Inc.                          500            29,145
     Darden Restaurants, Inc.                             720            28,368
     GTECH Holdings Corp.                                 700            24,346
                                                                 --------------
Total Hotels, Restaurants & Leisure                                     112,140
                                                                 --------------
Textiles & Apparel 0.3%
     VF Corp.                                           1,110            75,391
     Polo Ralph Lauren Corp.                              480            26,352
                                                                 --------------
Total Textiles & Apparel                                                101,743
                                                                 --------------
Leisure Equipment & Products 0.2%
     Brunswick Corp.                                    1,370            45,552
     Callaway Golf Co.                                  1,850            24,032
                                                                 --------------
Total Leisure Equipment & Products                                       69,584
                                                                 --------------
Automobiles 0.2%
     Ford Motor Co.                                     6,960            48,233
                                                                 --------------
Total Automobiles                                                        48,233
                                                                 --------------
Total Consumer Discretionary                                          1,580,317
                                                                 --------------
HEALTH CARE 4.9%
Health Care Providers & Services 3.2%
     WellPoint, Inc.*                                   2,470           179,742
     HCA, Inc.                                          3,540           152,751
     Coventry Health Care, Inc.*                        2,190           120,319
     Community Health Systems, Inc.*                    3,190           117,232
     Express Scripts, Inc.*                             1,130            81,066
     Triad Hospitals, Inc.*                             1,680            66,494
     Health Net, Inc.*                                  1,440            65,045
     Humana, Inc.*                                      1,100            59,070
     Health Management Associates,
       Inc. -- Class A                                  2,720            53,611
     Omnicare, Inc.                                       870            41,255
     LifePoint Hospitals, Inc.*                         1,120            35,986


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Apria Healthcare Group, Inc.*                      1,140    $       21,546
                                                                 --------------
Total Health Care Providers & Services                                  994,117
                                                                 --------------
Pharmaceuticals 0.7%
     King Pharmaceuticals, Inc.*                        5,229            88,893
     Barr Pharmaceuticals, Inc.*                        1,140            54,367
     Watson Pharmaceuticals, Inc.*                      2,320            54,010
     Valeant Pharmaceuticals
       International                                    1,870            31,640
                                                                 --------------
Total Pharmaceuticals                                                   228,910
                                                                 --------------
Health Care Equipment & Supplies 0.7%
     Fisher Scientific International, Inc.*             1,550           113,227
     Intuitive Surgical, Inc.*                            880           103,814
                                                                 --------------
Total Health Care Equipment & Supplies                                  217,041
                                                                 --------------
Biotechnology 0.3%
     Biogen Idec, Inc.*                                 2,370           109,802
                                                                 --------------
Total Biotechnology                                                     109,802
                                                                 --------------
Total Health Care                                                     1,549,870
                                                                 --------------
ENERGY 3.9%
Oil & Gas 2.2%
     Chevron Corp.                                      4,380           271,823
     Devon Energy Corp.                                 1,930           116,591
     Apache Corp.                                       1,540           105,105
     Peabody Energy Corp.                               1,870           104,253
     ConocoPhillips +                                     880            57,666
     Pogo Producing Co.                                   750            34,575
     Overseas Shipholding Group, Inc.                     190            11,239
                                                                 --------------
Total Oil & Gas                                                         701,252
                                                                 --------------
Energy Equipment & Services 1.7%
     Transocean, Inc.* +                                1,910           153,411
     Patterson-UTI Energy, Inc.                         2,190            61,999
     Pride International, Inc.*                         1,730            54,028
     Rowan Cos., Inc.                                   1,280            45,555
     Helmerich & Payne, Inc.                              580            34,951
     Baker Hughes, Inc.                                   330            27,010
     Grant Prideco, Inc.*                                 570            25,507
     GlobalSantaFe Corp.                                  300            17,325
     Diamond Offshore Drilling, Inc.                      200            16,786
     BJ Services Co.                                      430            16,022
     Smith International, Inc.                            330            14,675
     Noble Corp.                                          190            14,140
     ENSCO International, Inc.                            260            11,965

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Precision Drilling Trust                             300    $        9,960
     Nabors Industries Ltd.*                              210             7,096
     Tenaris SA -- SP ADR                                 140             5,669
                                                                 --------------
Total Energy Equipment & Services                                       516,099
                                                                 --------------
Total Energy                                                          1,217,351
                                                                 --------------
UTILITIES 2.6%
Multi-Utilities 1.1%
     AES Corp.*                                         2,847            52,527
     Xcel Energy, Inc.                                  2,590            49,676
     DTE Energy Co.                                     1,150            46,851
     MDU Resources Group, Inc.                          1,080            39,539
     Energy East Corp.                                  1,380            33,024
     Dynegy, Inc. -- Class A*                           5,215            28,526
     Constellation Energy Group, Inc.                     399            21,754
     Mirant Corp.*                                        768            20,582
     NRG Energy, Inc.*                                    379            18,260
     Wisconsin Energy Corp.                               440            17,732
     TECO Energy, Inc.                                    880            13,147
     Ormat Technologies, Inc.                             220             8,393
                                                                 --------------
Total Multi-Utilities                                                   350,011
                                                                 --------------
Electric Utilities 1.0%
     Edison International                               1,800            70,200
     American Electric Power Co., Inc.                  1,920            65,760
     Pepco Holdings, Inc.                               2,350            55,413
     TXU Corp.                                            589            35,216
     Pinnacle West Capital Corp.                          860            34,323
     Westar Energy, Inc.                                1,110            23,366
     Sierra Pacific Resources*                          1,399            19,586
     Black Hills Corp.                                    210             7,209
                                                                 --------------
Total Electric Utilities                                                311,073
                                                                 --------------
Gas Utilities 0.5%
     Questar Corp.                                        490            39,440
     Oneok, Inc.                                          369            12,561
     AGL Resources, Inc.                                  289            11,017
     National Fuel Gas Co.                                309            10,858
     Southern Union, Co.                                  399            10,797
     Energen Corp.                                        279            10,716
     Atmos Energy Corp.                                   339             9,461
     Nicor, Inc.                                          200             8,300
     UGI Corp.                                            329             8,100
     WGL Holdings, Inc.                                   259             7,498
     New Jersey Resources Corp.                           150             7,017
     Piedmont Natural Gas Co.                             279             6,780
     Southwest Gas Corp.                                  200             6,268
                                                                 --------------
Total Gas Utilities                                                     148,813
                                                                 --------------
Total Utilities                                                         809,897
                                                                 --------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.8%
     AT&T, Inc.                                         9,890    $      275,832
     Verizon Communications, Inc. +                     7,340           245,816
     CenturyTel, Inc.                                   1,420            52,753
                                                                 --------------
Total Diversified Telecommunication Services                            574,401
                                                                 --------------
Wireless Telecommunication Services 0.5%
     Alltel Corp.                                       1,890           120,639
     Telephone & Data Systems, Inc.                       770            31,878
                                                                 --------------
Total Wireless Telecommunication Services                               152,517
                                                                 --------------
Total Telecommunication Services                                        726,918
                                                                 --------------
MATERIALS 2.2%
Metals & Mining 1.3%
     Allegheny Technologies, Inc.                         960            66,471
     United States Steel Corp.                            750            52,590
     Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                    800            44,328
     BHP Billiton Ltd. -- SP ADR                          840            36,179
     Rio Tinto  PLC -- SP ADR                             130            27,262
     Steel Dynamics, Inc.                                 380            24,981
     Companhia Vale do Rio Doce -- SP ADR                 910            21,877
     Alcoa, Inc.                                          490            15,856
     Falconbridge Ltd.                                    300            15,855
     POSCO -- SP ADR                                      230            15,387
     Nucor Corp.                                          260            14,105
     Newmont Mining Corp.                                 260            13,762
     Mittal Steel NV Co. -- Class A                       420            12,814
     Anglo American  PLC -- ADR                           600            12,264
     Alcan, Inc.                                          260            12,204
     Barrick Gold Corp.                                   400            11,840
     AngloGold Ashanti Ltd. -- SP ADR                     210            10,105
     Phelps Dodge Corp. +                                  70             5,751
                                                                 --------------
Total Metals & Mining                                                   413,631
                                                                 --------------
Chemicals 0.8%
     Dow Chemical Co.                                   2,970           115,919
     Lyondell Chemical Co.                              3,360            76,138
     Eastman Chemical Co.                                 500            27,000

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Airgas, Inc.                                         630    $       23,467
     Olin Corp.                                           720            12,910
     Sensient Technologies Corp.                           70             1,464
                                                                 --------------
Total Chemicals                                                         256,898
                                                                 --------------
Paper & Forest Products 0.1%
     Louisiana-Pacific Corp.                            1,230            26,937
     Bowater, Inc.                                        260             5,915
                                                                 --------------
Total Paper & Forest Products                                            32,852
                                                                 --------------
Total Materials                                                         703,381
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $15,152,452)                                                15,083,619
                                                                 --------------
                                                         FACE
                                                       AMOUNT
                                                  -----------
REPURCHASE AGREEMENTS 44.2%
Collateralized by U.S. Treasury
Obligations

U.S. Bancorp at
  5.17% due 07/03/06                              $ 1,259,922         1,259,922
Credit Suisse at
  4.55% due 07/03/06+                               4,016,499         4,016,499
Lehman Brothers, Inc. at
  4.45% due 07/03/06                                    1,205             1,205
Bear Stearns Cos., Inc. at
  4.40% due 07/03/06                                4,023,284         4,023,284
Morgan Stanley at
  4.40% due 07/03/06                                2,279,861         2,279,861
Citigroup, Inc. at
  4.10% due 07/03/06                                2,346,916         2,346,916
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,927,687)                                                13,927,687
TOTAL LONG SECURITIES 92.1%
   (Cost $29,080,139)                                                29,011,306
                                                                 --------------

                                                       SHARES
                                                  -----------
COMMON STOCKS SOLD SHORT (39.1)%

MATERIALS (1.5)%
Construction Materials (0.1)%
     Martin Marietta Materials, Inc.                      340           (30,991)
                                                                 --------------
Total Construction Materials                                            (30,991)
                                                                 --------------

Containers & Packaging (0.3)%

     Temple-Inland, Inc.                                  340           (14,575)


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Pactiv Corp.*                                      2,440    $      (60,390)
                                                                 --------------
Total Containers & Packaging                                            (74,965)
                                                                 --------------
Paper & Forest Products (0.3)%
     MeadWestvaco Corp.                                 1,330           (37,147)
     Weyerhaeuser Co.                                   1,020           (63,495)
                                                                 --------------
Total Paper & Forest Products                                          (100,642)
                                                                 --------------
Chemicals (0.8)%
     Valspar Corp.                                        420           (11,092)
     Scotts Miracle-Gro Co. -- Class A                    280           (11,850)
     Chemtura Corp.                                     2,530           (23,630)
     PPG Industries, Inc.                                 360           (23,760)
     E.I. du Pont de Nemours and Co.                    1,010           (42,016)
     Hercules, Inc.*                                    2,790           (42,576)
     Ecolab, Inc.                                       2,530          (102,667)
                                                                 --------------
Total Chemicals                                                        (257,591)
                                                                 --------------
Total Materials                                                        (464,189)
                                                                 --------------
UTILITIES (1.6)%
Water Utilities (0.1)%
     Aqua America, Inc.                                 1,480           (33,729)
                                                                 --------------
Total Water Utilities                                                   (33,729)
                                                                 --------------
Gas Utilities (0.2)%
     Peoples Energy Corp.                                  70            (2,514)
     Equitable Resources, Inc.                          2,250           (75,375)
                                                                 --------------
Total Gas Utilities                                                     (77,889)
                                                                 --------------
Multi-Utilities (0.3)%
     NSTAR                                                530           (15,158)
     NiSource, Inc.                                       950           (20,748)
     KeySpan Corp.                                      1,070           (43,228)
                                                                 --------------
Total Multi-Utilities                                                   (79,134)
                                                                 --------------
Electric Utilities (1.0)%
     Allegheny Energy, Inc.*                              620           (22,983)
     PPL Corp.                                            950           (30,685)
     DPL, Inc.                                          1,330           (35,644)
     Exelon Corp.                                       4,150          (235,845)
                                                                 --------------
Total Electric Utilities                                               (325,157)
                                                                 --------------
Total Utilities                                                        (515,909)
                                                                 --------------
ENERGY (3.4)%
Oil & Gas (1.7)%
     Southwestern Energy Co.*                           1,080           (33,653)
     Arch Coal, Inc.                                      870           (36,862)
     Newfield Exploration Co.*                            880           (43,067)
     Murphy Oil Corp.                                     960           (53,625)
     Quicksilver Resources, Inc.*                       2,330           (85,767)
     El Paso Corp.                                      8,960          (134,400)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Kinder Morgan, Inc.                                1,540    $     (153,831)
                                                                 --------------
Total Oil & Gas                                                        (541,205)
                                                                 --------------
Energy Equipment & Services (1.7)%
     FMC Technologies, Inc.*                            1,410           (95,119)
     Schlumberger Ltd.                                  1,680          (109,385)
     Weatherford International Ltd.*                    3,160          (156,799)
     Halliburton Co.                                    2,450          (181,814)
                                                                 --------------
Total Energy Equipment & Services                                      (543,117)
                                                                 --------------
Total Energy                                                         (1,084,322)
                                                                 --------------
INDUSTRIALS (3.8)%
Electrical Equipment 0.0%
     American Power Conversion Corp.                      440            (8,576)
                                                                 --------------
Total Electrical Equipment                                               (8,576)
                                                                 --------------
Road & Rail 0.0%
     J.B. Hunt Transport Services, Inc.                   500           (12,455)
                                                                 --------------
Total Road & Rail                                                       (12,455)
                                                                 --------------
Airlines (0.2)%
     JetBlue Airways Corp.*                             1,720           (20,881)
     AirTran Holdings, Inc.*                            2,120           (31,503)
                                                                 --------------
Total Airlines                                                          (52,384)
                                                                 --------------
Aerospace & Defense (0.3)%
     United Technologies Corp.                          1,589          (100,774)
                                                                 --------------
Total Aerospace & Defense                                              (100,774)
                                                                 --------------
Machinery (0.5)%
     Tecumseh Products Co. -- Class A*                    350            (6,720)
     Joy Global, Inc.                                     270           (14,064)
     ITT Industries, Inc.                                 720           (35,640)
     Ingersoll-Rand Co. -- Class A                      1,039           (44,449)
     SPX Corp.                                            880           (49,236)
                                                                 --------------
Total Machinery                                                        (150,109)
                                                                 --------------
Trading Companies & Distributors (0.5)%
     GATX Corp.                                           350           (14,875)
     United Rentals, Inc.*                                559           (17,877)
     MSC Industrial Direct Co. -- Class A                 400           (19,028)
     Fastenal Co.                                       2,469           (99,476)
                                                                 --------------
Total Trading Companies & Distributors                                 (151,256)
                                                                 --------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Air Freight & Couriers (0.8)%
     Expeditors International
       Washington, Inc.                                 1,740    $      (97,457)
     CH Robinson Worldwide, Inc.                        2,580          (137,514)
                                                                 --------------
Total Air Freight & Couriers                                           (234,971)
                                                                 --------------
Commercial Services & Supplies (1.5)%
     Monster Worldwide, Inc.*                             330           (14,078)
     Navigant Consulting, Inc.*                           630           (14,270)
     Deluxe Corp.                                       1,680           (29,367)
     Herman Miller, Inc.                                2,090           (53,859)
     Avery Dennison Corp.                               1,040           (60,382)
     Cintas Corp.                                       1,620           (64,411)
     Stericycle, Inc.*                                  1,150           (74,865)
     Pitney Bowes, Inc.                                 1,830           (75,579)
     Corporate Executive Board Co.                        820           (82,164)
                                                                 --------------
Total Commercial Services & Supplies                                   (468,975)
                                                                 --------------
Total Industrials                                                    (1,179,500)
                                                                 --------------
CONSUMER DISCRETIONARY (4.1)%
Multiline Retail (0.1)%
     Big Lots, Inc.*                                    1,290           (22,033)
                                                                 --------------
Total Multiline Retail                                                  (22,033)
                                                                 --------------
Leisure Equipment & Products (0.1)%
     Mattel, Inc.                                       2,230           (36,817)
                                                                 --------------
Total Leisure Equipment & Products                                      (36,817)
                                                                 --------------
Household Durables (0.1)%
     Harman International Industries, Inc.                580           (49,515)
                                                                 --------------
Total Household Durables                                                (49,515)
                                                                 --------------
Auto Components (0.2)%
     Gentex Corp.                                         310            (4,340)
     Lear Corp.                                           220            (4,886)
     ArvinMeritor, Inc.                                   410            (7,048)
     Cooper Tire & Rubber Co.                           1,060           (11,808)
     Johnson Controls, Inc.                               350           (28,777)
                                                                 --------------
Total Auto Components                                                   (56,859)
                                                                 --------------
Automobiles (0.3)%
     Thor Industries, Inc.                                350           (16,957)
     General Motors Corp.                               2,420           (72,092)
                                                                 --------------
Total Automobiles                                                       (89,049)
                                                                 --------------
Internet & Catalog Retail (0.3)%
     Amazon.com, Inc.*                                  2,470           (95,540)
                                                                 --------------
Total Internet & Catalog Retail                                         (95,540)
                                                                 --------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Textiles & Apparel (0.4)%
     Timberland Co. -- Class A*                           490    $      (12,789)
     Coach, Inc.*                                       3,580          (107,042)
                                                                 --------------
Total Textiles & Apparel                                               (119,831)
                                                                 --------------
Specialty Retail (0.5)%
     O'Reilly Automotive, Inc.*                           640           (19,962)
     OfficeMax, Inc.                                      630           (25,673)
     Urban Outfitters, Inc.*                            1,680           (29,383)
     Office Depot, Inc.*                                  960           (36,480)
     CarMax, Inc.*                                      1,240           (43,970)
                                                                 --------------
Total Specialty Retail                                                 (155,468)
                                                                 --------------
Commercial Services & Supplies (0.5)%
     DeVry, Inc.*                                         820           (18,016)
     ITT Educational Services, Inc.*                      310           (20,401)
     Sotheby's Holdings, Inc. -- Class A*               1,000           (26,250)
     Apollo Group, Inc. -- Class A*                       630           (32,552)
     H&R Block, Inc.                                    3,020           (72,057)
                                                                 --------------
Total Commercial Services & Supplies                                   (169,276)
                                                                 --------------
Hotels, Restaurants & Leisure (0.8)%
     Cheesecake Factory, Inc.*                          1,150           (30,993)
     International Game Technology, Inc.                1,060           (40,216)
     Harrah's Entertainment, Inc.                         670           (47,691)
     Starbucks Corp.*                                   3,170          (119,699)
                                                                 --------------
Total Hotels, Restaurants & Leisure                                    (238,599)
                                                                 --------------
Media (0.8)%
     Reader's Digest Association, Inc.                  1,150           (16,054)
     McGraw-Hill Cos., Inc.                               730           (36,668)
     Dow Jones & Co., Inc.                              1,050           (36,760)
     Interpublic Group of Cos., Inc.*                   7,880           (65,798)
     Time Warner, Inc.                                  6,390          (110,547)
                                                                 --------------
Total Media                                                            (265,827)
                                                                 --------------
Total Consumer Discretionary                                         (1,298,814)
                                                                 --------------
CONSUMER STAPLES (4.3)%
Personal Products 0.0%
     Avon Products, Inc.                                  230            (7,130)
                                                                 --------------
Total Personal Products                                                  (7,130)
                                                                 --------------
Tobacco (0.2)%
     Universal Corp./VA                                 1,180           (43,920)
                                                                 --------------
Total Tobacco                                                           (43,920)
                                                                 --------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Food & Drug Retailing (0.8)%
     Whole Foods Market, Inc.                           3,930    $     (254,035)
                                                                 --------------
Total Food & Drug Retailing                                            (254,035)
                                                                 --------------
Beverages (0.9)%
     Constellation Brands, Inc. -- Class A*             1,920           (48,000)
     Molson Coors Brewing Co. -- Class B                1,610          (109,287)
     Brown-Forman Corp. -- Class B                      1,730          (124,023)
                                                                 --------------
Total Beverages                                                        (281,310)
                                                                 --------------
Food Products (2.4)%
     J.M. Smucker Co.                                     750           (33,525)
     McCormick & Co., Inc.                              4,160          (139,568)
     Sara Lee Corp.                                     9,380          (150,268)
     Hershey Co.                                        7,800          (429,546)
                                                                 --------------
Total Food Products                                                    (752,907)
                                                                 --------------
Total Consumer Staples                                               (1,339,302)
                                                                 --------------
HEALTH CARE (4.5)%
Health Care Equipment & Supplies (0.5)%
     Advanced Medical Optics, Inc.*                       780           (39,546)
     Varian Medical Systems, Inc.*                      1,350           (63,922)
     Boston Scientific Corp.*                           4,190           (70,560)
                                                                 --------------
Total Health Care Equipment & Supplies                                 (174,028)
                                                                 --------------
Health Care Providers & Services (1.1)%
     Tenet Healthcare Corp.*                            2,589           (18,071)
     Patterson Cos., Inc.*                                810           (28,293)
     AmerisourceBergen Corp.                              820           (34,374)
     Quest Diagnostics, Inc.                              780           (46,738)
     Aetna, Inc.                                        1,350           (53,906)
     CIGNA Corp.                                          660           (65,017)
     UnitedHealth Group, Inc.                           2,050           (91,799)
                                                                 --------------
Total Health Care Providers & Services                                 (338,198)
                                                                 --------------
Biotechnology (1.2)%
     Martek Biosciences Corp.*                            410           (11,870)
     PDL BioPharma, Inc.*                               1,740           (32,033)
     Vertex Pharmaceuticals, Inc.*                      1,510           (55,432)
     Gilead Sciences, Inc.*                             2,350          (139,026)
     Medimmune, Inc.*                                   5,700          (154,470)
                                                                 --------------
Total Biotechnology                                                    (392,831)
                                                                 --------------
Pharmaceuticals (1.7)%
     Perrigo Co.                                        1,550           (24,955)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Allergan, Inc.                                     1,000    $     (107,260)
     Sepracor, Inc.*                                    2,120          (121,137)
     Pfizer, Inc.                                      11,469          (269,177)
                                                                 --------------
Total Pharmaceuticals                                                  (522,529)
                                                                 --------------
Total Health Care                                                    (1,427,586)
                                                                 --------------
INFORMATION TECHNOLOGY (7.8)%
Electronic Equipment & Instruments (0.4)%
     Symbol Technologies, Inc.                          1,640           (17,695)
     KEMET Corp.*                                       2,430           (22,405)
     Plexus Corp.*                                        810           (27,710)
     National Instruments Corp.                         2,070           (56,718)
                                                                 --------------
Total Electronic Equipment & Instruments                               (124,528)
                                                                 --------------
Software (0.7)%
     Mercury Interactive Corp.*                           520           (18,184)
     Advent Software, Inc.*                               830           (29,938)
     Adobe Systems, Inc.*                               1,220           (37,039)
     Symantec Corp.*                                    2,779           (43,186)
     Electronic Arts, Inc.*                             2,130           (91,675)
                                                                 --------------
Total Software                                                         (220,022)
                                                                 --------------
Communications Equipment (1.4)%
     Utstarcom, Inc.*                                   5,199           (40,500)
     Ciena Corp.*                                      10,130           (48,726)
     F5 Networks, Inc.*                                 1,090           (58,293)
     Qualcomm, Inc.                                     7,560          (302,929)
                                                                 --------------
Total Communications Equipment                                         (450,448)
                                                                 --------------
Computers & Peripherals (1.6)%
     Diebold, Inc.                                        450           (18,279)
     Lexmark International, Inc.*                         530           (29,590)
     Dell, Inc.*                                        3,139           (76,623)
     Sun Microsystems, Inc.*                           24,809          (102,957)
     International Business Machines Corp.              1,520          (116,767)
     Network Appliance, Inc.*                           4,200          (148,260)
                                                                 --------------
Total Computers & Peripherals                                          (492,476)
                                                                 --------------
IT Consulting & Services (1.6)%
     SRA International, Inc. -- Class A*                  430           (11,451)
     Unisys Corp.*                                      6,730           (42,264)
     Gartner, Inc. -- Class A*                          4,070           (57,794)
     Electronic Data Systems Corp.                      4,040           (97,202)
     Cognizant Technology Solutions
       Corp. -- Class A*                                1,950          (131,372)
     Paychex, Inc.                                      4,150          (161,767)
                                                                 --------------
Total IT Consulting & Services                                         (501,850)
                                                                 --------------


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Semiconductor & Semiconductor Equipment (2.1)%
     Lattice Semiconductor Corp.*                       3,830    $      (23,669)
     Silicon Laboratories, Inc.*                          770           (27,065)
     RF Micro Devices, Inc.*                            4,540           (27,104)
     Cypress Semiconductor Corp.*                       2,510           (36,495)
     Teradyne, Inc.*                                    3,130           (43,601)
     PMC - Sierra, Inc.*                                5,140           (48,316)
     Analog Devices, Inc.                               2,840           (91,278)
     Xilinx, Inc.                                       4,470          (101,246)
     Applied Materials, Inc.                            8,510          (138,543)
     Broadcom Corp. -- Class A*                         4,700          (141,235)
                                                                 --------------
Total Semiconductor & Semiconductor Equipment                          (678,552)
                                                                 --------------
Total Information Technology                                         (2,467,876)
                                                                 --------------
FINANCIALS (8.1)%
Thrifts & Mortgage Finance (0.2)%
     New York Community Bancorp, Inc.                   3,210           (52,997)
                                                                 --------------
Total Thrifts & Mortgage Finance                                        (52,997)
                                                                 --------------
Consumer Finance (0.4)%
     SLM Corp.                                          2,250          (119,070)
                                                                 --------------
Total Consumer Finance                                                 (119,070)
                                                                 --------------
Diversified Financials (0.4)%
     Moody's Corp.                                      2,190          (119,268)
                                                                 --------------
Total Diversified Financials                                           (119,268)
                                                                 --------------
Banks (1.4)%
     Mercantile Bankshares Corp.                          900           (32,103)
     First Horizon National Corp.                         900           (36,180)
     Huntington Bancshares, Inc.                        1,570           (37,021)
     North Fork Bancorporation, Inc.                    1,970           (59,435)
     Fifth Third Bancorp                                1,890           (69,835)
     SunTrust Banks, Inc.                               1,110           (84,649)
     National City Corp.                                3,260          (117,979)
                                                                 --------------
Total Banks                                                            (437,202)
                                                                 --------------
Capital Markets (1.6)%
     Legg Mason, Inc.                                      70            (6,966)
     Franklin Resources, Inc.                             110            (9,549)
     Janus Capital Group, Inc.                            840           (15,036)
     Waddell & Reed Financial, Inc. --
       Class A                                          2,230           (45,849)
     Eaton Vance Corp.                                  2,470           (61,651)

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
     Federated Investors, Inc. -- Class B               2,450    $      (77,175)
     SEI Investments Co.                                1,800           (87,984)
     Charles Schwab Corp.                               5,610           (89,648)
     T. Rowe Price Group, Inc.                          2,860          (108,137)
                                                                 --------------
Total Capital Markets                                                  (501,995)
                                                                 --------------
Real Estate (1.7)%
     Potlatch Corp.                                       470           (17,742)
     Rayonier, Inc.                                       680           (25,779)
     Vornado Realty Trust                                 980           (95,599)
     Public Storage, Inc.                               1,590          (120,681)
     United Dominion Realty Trust, Inc.                 4,450          (124,645)
     Simon Property Group, Inc.                         2,000          (165,880)
                                                                 --------------
Total Real Estate                                                      (550,326)
                                                                 --------------
Insurance (2.4)%
     Stancorp Financial Group, Inc.                       500           (25,455)
     HCC Insurance Holdings, Inc.                         950           (27,968)
     Arthur J. Gallagher & Co.                          1,460           (36,996)
     Ambac Financial Group, Inc.                          590           (47,849)
     Everest Re Group Ltd.                                660           (57,136)
     Brown & Brown, Inc.                                3,300           (96,426)
     ACE Ltd.                                           1,990          (100,674)
     Progressive Corp.                                  4,290          (110,296)
     Marsh & McLennan Cos., Inc.                        4,920          (132,299)
     XL Capital Ltd.                                    2,190          (134,247)
                                                                 --------------
Total Insurance                                                        (769,346)
                                                                 --------------
Total Financials                                                     (2,550,204)
                                                                 --------------
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $12,779,117)                                           (12,327,702)
                                                                 --------------
TOTAL INVESTMENTS 53.0%
   (Cost $16,301,022)                                            $   16,683,604
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 47.0%                    $   14,812,521
                                                                 --------------
NET ASSETS - 100.0%                                              $   31,496,125
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2006 S&P MidCap 400 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,768,420)                                   62    $      123,974


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
September 2006 Russell 2000 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,492,520)                                   62            76,420
September 2006 S&P 500 Index Mini
   Futures Contracts
   (Aggregate Market Value of
   Contracts $6,654,700)                                  104            27,376
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$15,915,640)                                                     $      227,770
                                                                 --------------

*     Non-Income Producing Security.

+ All or a portion of this security was held as short security collateral at June 30, 2006.

      ADR - American Depository Receipt.


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
   Rydex Investments Multi-Cap Core
       Equity Fund - Class A                            1,491    $       24,072
   Rydex Investments Absolute Return
       Strategies Fund - Class A                          807            20,706
   Rydex Investments U.S. Government
       Money Market Fund - Class A                     20,400            20,400
   Rydex Investments Government Long
       Bond Advantage Fund - Class A                    1,671            16,626
   Rydex Investments Europe Advantage
       Fund - Class A                                     314             6,426
   Rydex Investments Commodities
       Fund - Class A                                     185             5,406
   Rydex Investments Hedged Equity
       Fund - Class A                                     115             2,958
   Rydex Investments Small-Cap Value
       Fund - Class A                                      86             2,754
   Rydex Investments Sector Rotation
       Fund - Class A                                     200             2,652
                                                                 --------------
TOTAL MUTUAL  FUNDS
   (Cost $102,000)                                                      102,000
                                                                 --------------
TOTAL INVESTMENTS 100.0%
   (Cost $102,000)                                               $      102,000
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - --%                                             $           --
                                                                 --------------
NET ASSETS - 100.0%                                              $      102,000


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
   Rydex Investments Multi-Cap Core
       Equity Fund - Class A                            1,375    $       22,200
   Rydex Investments Absolute Return
       Strategies Fund - Class A                          744            19,100
   Rydex Investments Government Long
       Bond Advantage Fund - Class A                    1,437            14,300
   Rydex Investments Europe Advantage
       Fund - Class A                                     586            12,000
   Rydex Investments Japan Advantage
       Fund - Class A                                     229             8,700
   Rydex Investments Commodities Fund -
       Class A                                            298             8,700
   Rydex Investments Nova Fund -
       Class A                                            227             6,100
   Rydex Investments OTC Fund -
       Class A                                            514             5,200
   Rydex Investments Sector Rotation
       Fund - Class A                                     278             3,700
                                                                 --------------
TOTAL MUTUAL  FUNDS
   (Cost $100,000)                                                      100,000
                                                                 --------------
TOTAL INVESTMENTS 100.0%
   (Cost $100,000)                                               $      100,000
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - --%                                             $           --
                                                                 --------------
NET ASSETS - 100.0%                                              $      100,000


--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
   Rydex Investments Multi-Cap Core
       Equity Fund - Class A                            1,218    $       19,656
   Rydex Investments Japan Advantage
       Fund - Class A                                     418            15,912
   Rydex Investments Absolute Return
       Strategies Fund - Class A                          486            12,480
   Rydex Investments Europe Advantage
       Fund - Class A                                     589            12,064
   Rydex Investments Commodities Fund
       - Class A                                          367            10,712
   Rydex Investments Sector Rotation
       Fund - Class A                                     696             9,256
   Rydex Investments Dynamic S&P 500
       Fund - Class A                                     192             7,592
   Rydex Investments Government Long
       Bond Advantage Fund - Class A                      690             6,864
   Rydex Investments Russell 2000
       Advantage Fund - Class A                           134             4,576
   Rydex Investments Hedged Equity
       Fund - Class A                                     101             2,600
   Rydex Investments Dynamic OTC Fund
       - Class A                                          118             2,288
                                                                 --------------
TOTAL MUTUAL  FUNDS
   (Cost $104,000)                                                      104,000
                                                                 --------------
TOTAL INVESTMENTS 100.0%
   (Cost $104,000)                                               $      104,000
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - --%                                             $           --
                                                                 --------------
NET ASSETS - 100.0%                                              $      104,000


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.1%

Bank of America Corp.                                  15,661    $      753,294
J.P. Morgan Chase & Co.+                               14,204           596,568
Wells Fargo & Co.+                                      8,014           537,579
Wachovia Corp.+                                         8,318           449,837
U.S. Bancorp+                                          11,993           370,344
Washington Mutual, Inc.+                                7,627           347,639
Fannie Mae+                                             6,908           332,275
Freddie Mac+                                            5,282           301,127
SunTrust Banks, Inc.+                                   3,480           265,385
Golden West Financial Corp.                             3,327           246,863
Countrywide Financial Corp.+                            6,447           245,502
BB&T Corp.+                                             5,735           238,519
National City Corp.+                                    6,442           233,136
PNC Financial Services Group, Inc.+                     3,240           227,351
Fifth Third Bancorp+                                    5,821           215,086
Regions Financial Corp.+                                5,667           187,691
North Fork Bancorporation, Inc.                         6,138           185,183
KeyCorp                                                 5,163           184,216
M&T Bank Corp.+                                         1,560           183,955
Marshall & Ilsley Corp.+                                3,584           163,932
AmSouth Bancorp+                                        5,479           144,919
UnionBanCal Corp.+                                      2,222           143,519
Synovus Financial Corp.+                                5,211           139,551
Hudson City Bancorp, Inc.                              10,293           137,206
Sovereign Bancorp, Inc.+                                6,580           133,639
Compass Bancshares, Inc.                                2,394           133,106
Zions Bancorporation                                    1,707           133,044
Comerica, Inc.+                                         2,533           131,691
TD Banknorth, Inc.                                      4,379           128,962
Commerce Bancorp, Inc./NJ+                              3,493           124,595
First Horizon National Corp.+                           2,794           112,319
MGIC Investment Corp.+                                  1,726           112,190
Huntington Bancshares, Inc.+                            4,659           109,859
Popular, Inc.                                           5,678           109,018
Radian Group, Inc.                                      1,762           108,856
People's Bank/ Bridgeport CT                            3,284           107,879
New York Community Bancorp, Inc.+                       6,264           103,419
PMI Group, Inc.                                         2,298           102,445
Mercantile Bankshares Corp.                             2,827           100,839
Colonial BancGroup, Inc.                                3,920           100,666
Cullen/Frost Bankers, Inc.                              1,726            98,900
Associated Banc-Corp.                                   3,085            97,270
BOK Financial Corp.                                     1,895            94,125
IndyMac Bancorp, Inc.+                                  2,035            93,305
Astoria Financial Corp.+                                3,026            92,142
TCF Financial Corp.+                                    3,466            91,676
Valley National Bancorp+                                3,452            88,751

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Wilmington Trust Corp.+                                 2,056    $       86,722
Commerce Bancshares, Inc.                               1,668            83,483
Bank of Hawaii Corp.                                    1,667            82,683
Texas Regional Bancshares, Inc. --
   Class A                                              2,138            81,073
Capital Federal Financial                               2,342            80,307
Fulton Financial Corp.                                  5,014            79,823
City National Corp.                                     1,189            77,392
Whitney Holding Corp.                                   2,153            76,152
Webster Financial Corp.+                                1,560            74,006
Sky Financial Group, Inc.+                              3,080            72,719
East-West Bancorp, Inc.                                 1,895            71,839
South Financial Group, Inc.                             2,605            68,798
Washington Federal, Inc.+                               2,925            67,831
Downey Financial Corp.                                    987            66,968
Cathay General Bancorp                                  1,800            65,484
First Midwest Bancorp, Inc./IL+                         1,735            64,334
International Bancshares Corp.+                         2,330            64,028
United Bankshares, Inc.                                 1,735            63,553
NewAlliance Bancshares, Inc.                            4,300            61,533
Central Pacific Financial Corp.                         1,580            61,146
First Niagara Financial Group, Inc.                     4,350            60,987
Greater Bay Bancorp+                                    2,110            60,662
First Republic Bank+                                    1,295            59,311
Westamerica Bancorporation                              1,195            58,519
MAF Bancorp, Inc.                                       1,365            58,477
SVB Financial Group*                                    1,275            57,961
Bankunited Financial Corp. -- Class A+                  1,895            57,835
FirstMerit Corp.+                                       2,750            57,585
UCBH Holdings, Inc.+                                    3,450            57,063
Provident Bankshares Corp.                              1,555            56,586
Chittenden Corp.                                        2,055            53,122
Fremont General Corp.+                                  2,855            52,989
Flagstar Bancorp, Inc.+                                 3,300            52,668
Wintrust Financial Corp.                                1,035            52,630
Sterling Financial Corp./WA                             1,691            51,592
Prosperity Bancshares, Inc.+                            1,555            51,144
Hanmi Financial Corp.                                   2,580            50,155
Susquehanna Bancshares, Inc.                            2,085            49,831
Republic Bancorp, Inc./MI                               3,983            49,349
Sterling Bancshares, Inc./TX                            2,615            49,031
Umpqua Holding Corp.+                                   1,895            48,607
FirstFed Financial Corp.*+                                837            48,270
Harbor Florida Bancshares, Inc.+                        1,290            47,911
W Holding Co., Inc.+                                    7,120            47,348
Glacier Bancorp, Inc.                                   1,605            46,978
BankAtlantic Bancorp, Inc. -- Class A+                  3,035            45,039


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
PrivateBancorp, Inc.+                                   1,060    $       43,895
Boston Private Financial
   Holdings, Inc.+                                      1,555            43,384
Brookline Bancorp, Inc.                                 3,135            43,169
TrustCo Bank Corp./NY+                                  3,845            42,372
Anchor BanCorp Wisconsin, Inc.                          1,351            40,760
Fidelity Bankshares, Inc.                               1,245            39,616
Community Bank System, Inc.+                            1,895            38,222
Irwin Financial Corp.                                   1,920            37,229
First Bancorp Puerto Rico+                              3,899            36,261
Nara Bancorp, Inc.                                      1,925            36,094
Dime Community Bancshares                               2,420            32,839
Franklin Bank Corp./Houston TX*                         1,610            32,506
Doral Financial Corp.+                                  4,795            30,736
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $11,367,823)                                                12,667,980
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $       69,309            69,309
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $69,309)                                                        69,309
                                                                 --------------
SECURITIES LENDING COLLATERAL 24.6%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 3,146,727         3,146,727
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,146,727)                                                     3,146,727
                                                                 ==============
TOTAL INVESTMENTS 124.3%
   (Cost $14,583,859)                                            $   15,884,016
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (24.3)%                                              $   (3,106,018)
                                                                 --------------
NET ASSETS - 100.0%                                              $   12,777,998

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

E.I. du Pont de Nemours and Co.+                       30,316    $    1,261,146
Dow Chemical Co.                                       31,600         1,233,348
Alcoa, Inc.+                                           34,659         1,121,565
Newmont Mining Corp.+                                  18,409           974,388
Monsanto Co.+                                          11,571           974,162
Nucor Corp.+                                           15,820           858,235
Praxair, Inc.                                          15,695           847,530
Phelps Dodge Corp.+                                    10,314           847,398
International Paper Co.+                               24,492           791,092
Southern Copper Corp.+                                  8,562           763,131
Air Products & Chemicals, Inc.+                        11,816           755,279
Weyerhaeuser Co.+                                      11,907           741,211
Rohm & Haas Co.+                                       13,870           695,164
PPG Industries, Inc.+                                  10,487           692,142
Ecolab, Inc.+                                          16,709           678,051
Freeport-McMoRan Copper & Gold, Inc.
   -- Class B+                                         11,524           638,545
United States Steel Corp.+                              8,687           609,132
Allegheny Technologies, Inc.+                           8,288           573,861
Vulcan Materials Co.                                    6,983           544,674
The Mosaic Co.*+                                       33,551           525,073
Lyondell Chemical Co.+                                 22,878           518,415
Sigma-Aldrich Corp.+                                    6,543           475,284
MeadWestvaco Corp.+                                    16,685           466,012
Eastman Chemical Co.+                                   8,204           443,016
Temple-Inland, Inc.                                    10,242           439,075
Ashland, Inc.+                                          6,490           432,883
Valhi, Inc.                                            16,610           407,775
Sealed Air Corp.+                                       7,701           401,068
Carpenter Technology Corp.+                             3,353           387,271
Martin Marietta Materials, Inc.+                        4,242           386,658
Pactiv Corp.*                                          15,622           386,644
Quanex Corp.+                                           8,970           386,338
Huntsman Corp.*+                                       21,985           380,780
Steel Dynamics, Inc.+                                   5,690           374,061
International Flavors & Fragrances,
   Inc.+                                               10,549           371,747
Ball Corp.+                                            10,020           371,141
Celanese Corp.                                         17,846           364,415
Bemis Co.                                              11,819           361,898
Sonoco Products Co.                                    11,073           350,460
Commercial Metals Co.                                  13,574           348,852
Florida Rock Industries, Inc.                           7,013           348,336
Airgas, Inc.                                            9,131           340,130
Scotts Miracle-Gro Co. -- Class A                       7,909           334,709
FMC Corp.                                               5,136           330,707

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Valspar Corp.                                          12,390    $      327,220
Lubrizol Corp.                                          8,194           326,531
Nalco Holding Co.*+                                    18,435           325,009
Owens-Illinois, Inc.*+                                 19,255           322,714
Reliance Steel & Aluminum Co.                           3,855           319,772
Albemarle Corp.                                         6,623           317,109
Crown Holdings, Inc.*                                  19,936           310,404
Packaging Corporation of America+                      13,957           307,333
Smurfit-Stone Container Corp.*                         28,071           307,097
Cytec Industries, Inc.+                                 5,722           307,043
Cabot Corp.+                                            8,855           305,675
RPM International, Inc.+                               16,624           299,232
Worthington Industries, Inc.+                          13,630           285,549
Hercules, Inc.*+                                       18,557           283,180
Louisiana-Pacific Corp.+                               12,817           280,692
Chaparral Steel Co.*                                    3,849           277,205
Chemtura Corp.+                                        29,296           273,625
Cleveland-Cliffs, Inc.                                  3,262           258,644
AptarGroup, Inc.                                        5,178           256,881
Aleris International, Inc.*                             5,231           239,841
RTI International Metals, Inc.*                         4,211           235,142
OM Group, Inc.*                                         7,323           225,915
Sensient Technologies Corp.                            10,378           217,004
H.B. Fuller Co.                                         4,908           213,842
Olin Corp.                                             11,894           213,259
Texas Industries, Inc.+                                 4,006           212,719
Arch Chemicals, Inc.                                    5,763           207,756
Bowater, Inc.+                                          8,920           202,930
Century Aluminum Co.*+                                  5,665           202,184
Minerals Technologies, Inc.+                            3,790           197,080
Georgia Gulf Corp.                                      7,445           186,274
MacDermid, Inc.                                         6,346           182,765
PolyOne Corp.*+                                        20,407           179,173
Amcol International Corp.                               6,609           174,147
Headwaters, Inc.*+                                      6,682           170,792
Deltic Timber Corp.                                     3,027           170,632
Ryerson Tull, Inc.+                                     6,301           170,127
A. Schulman, Inc.                                       7,244           165,815
Myers Industries, Inc.                                  9,587           164,801
Rock-Tenn Co. -- Class A                               10,115           161,334
Glatfelter+                                            10,083           160,017
A.M. Castle & Co.                                       4,862           156,800
Wausau Paper Corp.                                     12,314           153,309
Ferro Corp.                                             9,391           149,880
Brush Engineered Materials, Inc.*+                      6,418           133,815
Neenah Paper, Inc.+                                     4,353           132,549
Chesapeake Corp.                                        7,748           127,145


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.                  5,204    $      112,667
Buckeye Technologies, Inc.*+                           13,230           101,077
Tronox, Inc.                                            7,530            99,170
Caraustar Industries, Inc.*                            10,904            98,136
Steel Technologies, Inc.                                4,735            92,048
Penford Corp.                                           4,817            81,407
Quaker Chemical Corp.                                   4,346            81,270
Material Sciences Corp.*                                7,154            64,601
Pope & Talbot, Inc.+                                   10,053            62,630
Wellman, Inc.+                                         14,712            59,436
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $29,068,209)                                                37,183,206
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                               --------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $       94,102            94,102
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $94,101)                                                        94,102
                                                                 --------------
SECURITIES LENDING COLLATERAL 26.0%
Investment in Securities Lending Short Term
Investment Portfolio Held by U.S. Bancorp           9,704,308         9,704,308
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,704,308)                                                     9,704,308
                                                                 --------------
TOTAL INVESTMENTS 126.0%
   (Cost $38,866,618)                                            $   46,981,616
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (26.0)%                                              $   (9,686,579)
                                                                 --------------
NET ASSETS - 100.0%                                              $   37,295,037

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.2%

Genentech, Inc.*+                                     122,764    $   10,042,095
Amgen, Inc.*+                                         142,622         9,303,233
Gilead Sciences, Inc.*+                                94,500         5,590,620
Celgene Corp.*+                                        96,753         4,588,995
Biogen Idec, Inc.*+                                    92,580         4,289,231
Genzyme Corp.*+                                        68,311         4,170,387
Applera Corp. - Applied Biosystems
   Group+                                              91,445         2,958,246
Amylin Pharmaceuticals, Inc.*+                         52,287         2,581,409
Medimmune, Inc.*+                                      90,331         2,447,970
Vertex Pharmaceuticals, Inc.*+                         59,807         2,195,515
ImClone Systems, Inc.*+                                54,442         2,103,639
Cephalon, Inc.*+                                       34,150         2,052,415
Invitrogen Corp.*+                                     30,169         1,993,266
Millennium Pharmaceuticals, Inc.*+                    193,068         1,924,888
Charles River Laboratories
   International, Inc.*+                               41,980         1,544,864
OSI Pharmaceuticals, Inc.*+                            44,060         1,452,218
Techne Corp.*                                          27,985         1,424,996
Illumina, Inc.*+                                       45,845         1,359,763
Cubist Pharmaceuticals, Inc.*+                         53,224         1,340,180
Alkermes, Inc.*+                                       70,826         1,340,028
Nektar Therapeutics*+                                  72,144         1,323,121
ICOS Corp.*+                                           59,672         1,312,187
Serologicals Corp.*+                                   41,341         1,299,761
Human Genome Sciences, Inc.*+                         120,769         1,292,228
Affymetrix, Inc.*+                                     49,623         1,270,349
United Therapeutics Corp.*+                            20,642         1,192,488
PDL BioPharma, Inc.*+                                  64,258         1,182,990
BioMarin Pharmaceuticals, Inc.*                        81,830         1,175,897
Alexion Pharmaceuticals, Inc.*                         32,427         1,171,263
Zymogenetics, Inc.*                                    60,684         1,151,175
Myogen, Inc.*+                                         37,480         1,086,920
Myriad Genetics, Inc.*+                                42,545         1,074,261
Digene Corp.*+                                         26,376         1,021,806
Martek Biosciences Corp.*+                             34,348           994,375
Angiotech Pharmaceuticals, Inc.*                       82,970           974,898
Medarex, Inc.*+                                       101,081           971,388
Telik, Inc.*+                                          57,003           940,550
Nuvelo, Inc.*                                          53,514           891,008
QLT, Inc.*                                            119,732           847,703
Encysive Pharmaceuticals, Inc.*+                      120,430           834,580
Progenics Pharmaceuticals, Inc.*+                      33,386           803,267

                                                                         MARKET
                                                       SHARES             VALUE
--------------------------------------------------------------------------------
InterMune, Inc.*+                                      46,086    $      758,115
Onyx Pharmaceuticals, Inc.*+                           43,549           732,930
CV Therapeutics, Inc.*+                                49,563           692,395
Regeneron Pharmaceuticals, Inc.*                       53,389           684,447
Geron Corp.*+                                          97,766           674,585
Pharmion Corp.*+                                       39,537           673,315
Idenix Pharmaceuticals, Inc.*+                         70,542           663,095
Nabi Biopharmaceuticals*+                             112,913           648,121
BioCryst Pharmaceuticals, Inc.*+                       43,920           629,374
Renovis, Inc.*+                                        40,427           618,937
Arena Pharmaceuticals, Inc.*+                          46,570           539,281
Novavax, Inc.*+                                        87,010           438,530
Genta, Inc.*+                                         253,225           415,289
Momenta Pharmaceuticals, Inc.*+                        31,707           402,996
NPS Pharmaceuticals, Inc.*+                            80,719           393,909
Acadia Pharmaceuticals, Inc.*+                         42,160           355,830
AVI BioPharma, Inc.*+                                  83,891           314,591
Neurocrine Biosciences, Inc.*+                         26,332           279,119
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $57,522,653)                                                97,431,032
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $      980,482           980,482
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $980,482)                                                      980,482
                                                                 --------------
SECURITIES LENDING COLLATERAL 39.7%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bankcorp                               39,052,457        39,052,457
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $39,052,457)                                                   39,052,457
                                                                 ==============
TOTAL INVESTMENTS 139.9%
   (Cost $97,555,592)                                            $  137,463,971
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (39.9)%                                              $  (39,221,934)
                                                                 --------------
NET ASSETS - 100.0%                                              $   98,242,037

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 96.7%
   Credit Suisse at
     4.55% due 07/03/06+                       $    7,251,761    $    7,251,761
   Lehman Brothers, Inc. at
     4.45% due 07/03/06                            36,157,933        36,157,933
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $43,409,694)                                                43,409,694
                                                                 --------------
TOTAL INVESTMENTS 96.7%
   (Cost $43,409,694)                                            $   43,409,694
                                                                 --------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.3%                                            $    1,471,417
                                                                 --------------
NET ASSETS - 100.0%                                              $   44,881,111

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                        UNITS              GAIN
-------------------------------------------------------------------------------
COMMODITY INDEX SWAP AGREEMENT
August 2006 Goldman Sachs
Commodity Index Swap,
Maturing 08/31/06*
   (Notional Market Value $44,538,029)                  6,384    $      349,980

* Price Return based on Goldman Sachs Commodity Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2006.

--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.9%

Procter & Gamble Co.                                   56,680    $    3,151,408
Altria Group, Inc.+                                    40,654         2,985,223
Coca-Cola Co.                                          56,430         2,427,619
PepsiCo, Inc.                                          40,157         2,411,026
Kraft Foods, Inc. -- Class A                           55,915         1,727,773
Anheuser-Busch Cos., Inc.+                             31,961         1,457,102
Archer-Daniels-Midland Co.+                            33,070         1,365,130
Colgate-Palmolive Co.                                  22,594         1,353,381
Kimberly-Clark Corp.+                                  21,200         1,308,040
Kellogg Co.                                            22,759         1,102,218
General Mills, Inc.+                                   19,880         1,027,001
Reynolds American, Inc.+                                8,870         1,022,711
Sysco Corp.+                                           32,958         1,007,196
Campbell Soup Co.                                      26,651           989,019
Kroger Co.+                                            44,767           978,607
H.J. Heinz Co.+                                        22,290           918,794
Avon Products, Inc.                                    28,768           891,808
Hershey Co.+                                           16,154           889,601
Safeway, Inc.+                                         31,729           824,954
ConAgra Foods, Inc.+                                   36,906           815,992
WM Wrigley Jr Co.+                                     17,492           793,437
Sara Lee Corp.+                                        48,912           783,570
Coca-Cola Enterprises, Inc.                            36,210           737,598
Clorox Co.                                             11,882           724,445
Whole Foods Market, Inc.+                              10,850           701,344
Estee Lauder Cos., Inc. -- Class A+                    17,946           693,972
Brown-Forman Corp. -- Class B                           9,448           677,327
Pepsi Bottling Group, Inc.+                            21,037           676,340
UST, Inc.+                                             14,830           670,168
Supervalu, Inc.+                                       20,961           643,503
Hansen Natural Corp.*                                   3,100           590,147
Molson Coors Brewing Co. -- Class B+                    8,370           568,156
Tyson Foods, Inc. -- Class A+                          38,130           566,612
Hormel Foods Corp.                                     15,146           562,522
Constellation Brands, Inc. -- Class A*                 22,295           557,375
Dean Foods Co.*+                                       14,370           534,420
Alberto-Culver Co. -- Class B                          10,670           519,842
McCormick & Co., Inc.+                                 14,846           498,083
Energizer Holdings, Inc.*+                              8,150           477,345
Loews Corp. - Carolina Group                            8,990           461,816
Smithfield Foods, Inc.*+                               14,602           420,976
J.M. Smucker Co.                                        9,100           406,770
PepsiAmericas, Inc.+                                   17,600           389,136
Church & Dwight Co., Inc.                               9,900           360,558

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Corn Products International, Inc.                      11,750    $      359,550
Del Monte Foods Co.                                    30,770           345,547
Pilgrim's Pride Corp.+                                 13,150           339,270
NBTY, Inc.*+                                           12,960           309,874
Flowers Foods, Inc.+                                   10,730           307,307
Tootsie Roll Industries, Inc.+                         10,293           299,835
Casey's General Stores, Inc.                           11,130           278,361
Ralcorp Holdings, Inc.*                                 6,440           273,893
United Natural Foods, Inc.*+                            8,190           270,434
Lancaster Colony Corp.                                  6,607           260,778
Ruddick Corp.+                                         10,460           256,375
Performance Food Group Co.*+                            8,230           250,027
Delta & Pine Land Co.                                   8,180           240,492
Hain Celestial Group, Inc.*+                            9,051           233,154
Universal Corp./VA                                      6,180           230,020
Lance, Inc.                                             8,640           198,893
Sanderson Farms, Inc.+                                  7,000           195,930
TreeHouse Foods, Inc.*                                  8,116           193,891
Playtex Products, Inc.*                                18,490           192,851
USANA Health Sciences, Inc.*+                           4,980           188,742
Great Atlantic & Pacific Tea Co.+                       8,120           184,486
WD-40 Co.+                                              5,430           182,285
J&J Snack Foods Corp.+                                  5,458           180,496
Peet's Coffee & Tea, Inc.*+                             5,030           151,856
Spectrum Brands, Inc.*+                                11,540           149,097
Alliance One International, Inc.                       33,164           147,248
American Italian Pasta Co. -- Class A*+                12,870           110,167
Nash Finch Co.+                                         4,906           104,449
Natures Sunshine Products, Inc.                         8,186            76,375
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $45,384,294)                                                49,181,748
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $      269,951           269,951
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $269,951)                                                      269,951
                                                                 --------------


--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 18.3%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 9,017,003    $    9,017,003
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,017,003)                                                     9,017,003
                                                                 --------------
TOTAL INVESTMENTS 118.8%
   (Cost $54,671,248)                                            $   58,468,702
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.8)%                                              $   (9,252,127)
                                                                 --------------
NET ASSETS - 100.0%                                              $   49,216,575

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.1%

Intel Corp.                                           195,043    $    3,696,065
Texas Instruments, Inc.+                               78,870         2,388,972
Applied Materials, Inc.                               108,077         1,759,494
Micron Technology, Inc.*+                              76,434         1,151,096
Analog Devices, Inc.                                   34,886         1,121,236
Linear Technology Corp.+                               33,302         1,115,284
Broadcom Corp. -- Class A*+                            37,065         1,113,803
Maxim Integrated Products, Inc.+                       33,138         1,064,061
Advanced Micro Devices, Inc.*+                         43,024         1,050,646
Freescale Semiconductor, Inc. --
    Class B*+                                          35,181         1,034,321
MEMC Electronic Materials, Inc.*+                      26,902         1,008,825
KLA-Tencor Corp.+                                      22,912           952,452
Lam Research Corp.*                                    20,351           948,764
Xilinx, Inc.+                                          41,520           940,428
National Semiconductor Corp.+                          39,280           936,828
Microchip Technology, Inc.+                            27,331           916,955
Nvidia Corp.*                                          39,392           838,656
Altera Corp.*+                                         47,071           826,096
Novellus Systems, Inc.*+                               26,541           655,563
Atmel Corp.*+                                         114,518           635,575
LSI Logic Corp.*+                                      65,982           590,539
Integrated Device Technology,
    Inc.*+                                             41,415           587,265
Intersil Corp. -- Class A                              25,013           581,552
International Rectifier Corp.*+                        14,765           577,016
Agere Systems, Inc.*                                   38,912           572,006
Teradyne, Inc.*+                                       40,317           561,616
Varian Semiconductor Equipment
    Associates, Inc.*+                                 16,132           526,065
Fairchild Semiconductor
    International, Inc.*+                              28,483           517,536
Cymer, Inc.*+                                          10,304           478,724
Cypress Semiconductor Corp.*+                          32,332           470,107
PMC - Sierra, Inc.*+                                   43,888           412,547
Microsemi Corp.*                                       16,853           410,876
Cree, Inc.*+                                           17,209           408,886
Silicon Laboratories, Inc.*                            11,317           397,793
Diodes, Inc.*                                           8,840           366,330
FEI Co.*+                                              14,744           334,394
Semtech Corp.*+                                        22,768           328,998

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
RF Micro Devices, Inc.*+                               52,786    $      315,132
ATMI, Inc.*                                            12,595           310,089
Veeco Instruments, Inc.*+                              12,825           305,748
Brooks Automation, Inc.*+                              25,829           304,782
Skyworks Solutions, Inc.*+                             54,716           301,485
Lattice Semiconductor Corp.*+                          46,614           288,075
DSP Group, Inc.*+                                      11,496           285,676
Cabot Microelectronics Corp.*                           9,136           276,912
Axcelis Technologies, Inc.*+                           46,837           276,338
Supertex, Inc.*                                         6,771           270,434
Triquint Semiconductor, Inc.*+                         60,395           269,362
Micrel, Inc.*+                                         26,847           268,738
Advanced Energy Industries, Inc.*+                     20,056           265,541
Applied Micro Circuits Corp.*+                         95,932           261,894
Photronics, Inc.*                                      16,753           247,944
Exar Corp.*                                            17,800           236,206
Standard Microsystems Corp.*                           10,243           223,605
Power Integrations, Inc.*                              12,321           215,371
Rudolph Technologies, Inc.*+                           14,539           210,815
Actel Corp.*                                           14,344           205,836
Cohu, Inc.                                             11,628           204,071
Kulicke & Soffa Industries, Inc.*                      26,516           196,484
Ultratech, Inc.*+                                      11,143           175,391
Pericom Semiconductor Corp.*+                          18,385           152,596
Kopin Corp.*+                                          41,752           150,725
Credence Systems Corp.*+                               41,622           145,677
ESS Technologies, Inc.*                                38,709            83,611
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $26,803,944)                                                38,725,908
                                                                 --------------


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 5.2%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
   4.45% due 07/03/06                          $    2,009,851    $    2,009,851
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,009,851)                                                  2,009,851
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.9%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                                    8,952,720         8,952,720
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,952,720)                                                     8,952,720
                                                                 --------------

TOTAL INVESTMENTS 127.2%
   (Cost $37,766,515)                                            $   49,688,479
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (27.2)%                                              $  (10,616,964)
                                                                 --------------
NET ASSETS - 100.0%                                              $   39,071,515

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Exxon Mobil Corp.                                     135,141    $    8,290,900
BP PLC -- SP ADR                                       94,581         6,583,783
Total SA -- SP ADR                                     82,394         5,398,455
Chevron Corp.+                                         83,582         5,187,099
Royal Dutch Shell  PLC -- SP ADR+                      75,420         5,051,632
ConocoPhillips                                         64,091         4,199,883
Schlumberger Ltd.+                                     58,225         3,791,030
Occidental Petroleum Corp.+                            29,085         2,982,667
Valero Energy Corp.+                                   43,462         2,891,092
Halliburton Co.                                        35,842         2,659,835
Repsol YPF SA -- SP ADR+                               88,306         2,477,866
Baker Hughes, Inc.+                                    30,157         2,468,350
Marathon Oil Corp.                                     29,585         2,464,431
Devon Energy Corp.+                                    36,197         2,186,661
Transocean, Inc.*+                                     27,150         2,180,688
Apache Corp.                                           30,245         2,064,221
Kerr-McGee Corp.                                       29,416         2,040,000
Anadarko Petroleum Corp.+                              40,991         1,954,861
Weatherford International Ltd.*+                       37,865         1,878,861
Hess Corp.+                                            32,722         1,729,358
XTO Energy, Inc.+                                      39,015         1,727,194
Peabody Energy Corp.+                                  30,920         1,723,790
EOG Resources, Inc.+                                   24,765         1,717,205
Williams Cos., Inc.                                    71,159         1,662,274
Kinder Morgan, Inc.+                                   16,302         1,628,407
BJ Services Co.+                                       41,236         1,536,453
El Paso Corp.+                                         99,876         1,498,140
Murphy Oil Corp.+                                      26,149         1,460,683
Chesapeake Energy Corp.+                               47,023         1,422,446
National-Oilwell Varco, Inc.*+                         22,284         1,411,023
Smith International, Inc.+                             31,564         1,403,651
Consol Energy, Inc.+                                   29,952         1,399,357
Diamond Offshore Drilling, Inc.+                       16,241         1,363,107
Nabors Industries Ltd.*+                               39,838         1,346,126
Noble Corp.+                                           17,532         1,304,731
Noble Energy, Inc.+                                    27,216         1,275,342
Sunoco, Inc.                                           17,716         1,227,542
Newfield Exploration Co.*+                             23,596         1,154,788
Arch Coal, Inc.+                                       26,160         1,108,399
ENSCO International, Inc.+                             23,273         1,071,024
Pioneer Natural Resources Co.+                         23,021         1,068,405
Grant Prideco, Inc.*                                   23,555         1,054,086
FMC Technologies, Inc.*+                               15,552         1,049,138
Cameron International Corp.*                           21,846         1,043,583
Western Gas Resources, Inc.+                           16,910         1,012,064
Tesoro Corp.+                                          13,558         1,008,173

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Pride International, Inc.*+                            30,772    $      961,010
Southwestern Energy Co.*                               30,788           959,354
Patterson-UTI Energy, Inc.+                            31,310           886,386
Frontier Oil Corp.+                                    26,236           850,046
Oceaneering International, Inc.*                       18,462           846,483
Denbury Resources, Inc.*+                              25,784           816,579
Range Resources Corp.+                                 29,509           802,350
Cimarex Energy Co.+                                    18,612           800,316
Helix Energy Solutions Group, Inc.*+                   19,446           784,841
Plains Exploration & Production Co.*+                  19,244           780,152
Maverick Tube Corp.*+                                  12,096           764,346
Rowan Cos., Inc.+                                      21,354           759,989
Massey Energy Co.+                                     20,310           731,160
Overseas Shipholding Group, Inc.                       12,235           723,700
Tetra Technologies, Inc.*+                             23,240           703,940
Helmerich & Payne, Inc.                                11,652           702,150
Quicksilver Resources, Inc.*+                          18,940           697,181
Unit Corp.*                                            12,240           696,334
Tidewater, Inc.+                                       13,796           678,763
Cabot Oil & Gas Corp.+                                 13,650           668,850
Pogo Producing Co.+                                    14,504           668,634
St. Mary Land & Exploration Co.                        15,916           640,619
Veritas DGC, Inc.*+                                    11,974           617,619
SEACOR Holdings, Inc.*+                                 7,483           614,354
Hanover Compressor Co.*+                               31,537           592,265
Dresser-Rand Group, Inc.*                              25,032           587,751
Forest Oil Corp.*                                      17,555           582,124
Hydril*                                                 6,897           541,552
Lone Star Technologies, Inc.*+                         10,020           541,280
Atwood Oceanics, Inc.*                                 10,462           518,915
NS Group, Inc.*+                                        9,395           517,477
Swift Energy Co.*+                                     11,855           508,935
World Fuel Services Corp.+                             11,074           505,971
Stone Energy Corp.*                                    10,622           494,454
Remington Oil & Gas Corp.*                             10,924           480,328
Penn Virginia Corp.                                     6,854           478,958
CARBO Ceramics, Inc.+                                   8,762           430,477
Bristow Group, Inc.*+                                  11,621           418,356
Lufkin Industries, Inc.+                                6,952           413,157
Input/Output, Inc.*+                                   38,689           365,611
Petroleum Development Corp.*                            8,045           303,297
Tronox, Inc.                                                1                13
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $85,632,589)                                               129,594,881
                                                                 --------------


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $      965,047    $      965,047
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $965,047)                                                      965,047
                                                                 --------------
SECURITIES LENDING COLLATERAL 25.4%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bankcorp                               33,057,420        33,057,420
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $33,057,420)                                                   33,057,420
                                                                 ==============
TOTAL INVESTMENTS 125.6%
   (Cost $119,655,056)                                           $  163,617,348
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (25.6)%                                              $  (33,301,714)
                                                                 --------------
NET ASSETS - 100.0%                                              $  130,315,634

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.5%

Schlumberger Ltd.+                                    335,622    $   21,852,348
Halliburton Co.                                       206,630        15,334,012
Baker Hughes, Inc.+                                   173,845        14,229,213
Transocean, Inc.*+                                    156,664        12,583,252
Weatherford International Ltd.*+                      218,107        10,822,469
BJ Services Co.+                                      237,888         8,863,707
National-Oilwell Varco, Inc.*+                        128,316         8,124,969
Smith International, Inc.+                            182,067         8,096,519
Diamond Offshore Drilling, Inc.+                       93,330         7,833,187
Nabors Industries Ltd.*+                              229,859         7,766,936
Noble Corp.+                                          101,083         7,522,597
ENSCO International, Inc.+                            134,275         6,179,336
Grant Prideco, Inc.*                                  135,701         6,072,620
FMC Technologies, Inc.*+                               89,880         6,063,305
Cameron International Corp.*                          125,771         6,008,081
Pride International, Inc.*+                           177,159         5,532,676
Patterson-UTI Energy, Inc.+                           180,677         5,114,966
Oceaneering International, Inc.*                      106,366         4,876,881
Helix Energy Solutions Group, Inc.*+                  111,731         4,509,463
Maverick Tube Corp.*+                                  70,186         4,435,053
Rowan Cos., Inc.+                                     122,957         4,376,040
Tetra Technologies, Inc.*+                            134,076         4,061,162
Helmerich & Payne, Inc.                                67,177         4,048,086
Unit Corp.*                                            70,755         4,025,252
Tidewater, Inc.+                                       79,387         3,905,840
SEACOR Holdings, Inc.*+                                43,652         3,583,829
Veritas DGC, Inc.*+                                    68,749         3,546,073
Hanover Compressor Co.*+                              181,968         3,417,359
Dresser-Rand Group, Inc.*                             144,081         3,383,022
Lone Star Technologies, Inc.*+                         57,839         3,124,463
Hydril*+                                               39,714         3,118,343
Atwood Oceanics, Inc.*+                                60,796         3,015,482
NS Group, Inc.*+                                       54,244         2,987,760
CARBO Ceramics, Inc.+                                  50,777         2,494,674
Bristow Group, Inc.*+                                  67,598         2,433,528
Lufkin Industries, Inc.+                               40,033         2,379,161
Input/Output, Inc.*+                                  222,711         2,104,619
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $145,626,078)                                              227,826,283
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.1%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $    2,420,846    $    2,420,846
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,420,846)                                                  2,420,846
                                                                 --------------
SECURITIES LENDING COLLATERAL 33.7%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                76,395,410        76,395,410

TOTAL SECURITIES LENDING COLLATERAL
(Cost $76,395,410)                                                   76,395,410
                                                                 ==============
TOTAL INVESTMENTS 135.3%
   (Cost $224,442,334)                                           $  306,642,539
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (35.3)%                                              $  (79,978,167)
                                                                 --------------
NET ASSETS - 100.0%                                              $  226,664,372

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Citigroup, Inc.                                         7,140    $      344,434
Bank of America Corp.                                   6,940           333,814
American International Group, Inc.                      4,572           269,977
J.P. Morgan Chase & Co.+                                6,088           255,696
Wells Fargo & Co.+                                      3,375           226,395
Wachovia Corp.+                                         3,740           202,259
Goldman Sachs Group, Inc.                               1,336           200,974
Morgan Stanley                                          3,132           197,974
Merrill Lynch & Co., Inc.+                              2,675           186,073
Washington Mutual, Inc.+                                3,896           177,580
Fannie Mae+                                             3,597           173,016
American Express Co.+                                   3,180           169,240
Golden West Financial Corp.                             2,140           158,788
Freddie Mac+                                            2,745           156,492
SunTrust Banks, Inc.                                    2,019           153,969
MetLife, Inc.+                                          3,001           153,681
Prudential Financial, Inc.                              1,934           150,272
Capital One Financial Corp.+                            1,694           144,752
U.S. Bancorp+                                           4,554           140,628
St. Paul Travelers Cos., Inc.+                          3,125           139,312
National City Corp.+                                    3,845           139,151
North Fork Bancorporation, Inc.                         4,579           138,148
Lehman Brothers Holdings, Inc.+                         2,110           137,466
M&T Bank Corp.+                                         1,159           136,669
Countrywide Financial Corp.+                            3,484           132,671
PNC Financial Services Group, Inc.                      1,876           131,639
Allstate Corp.                                          2,389           130,750
Marshall & Ilsley Corp.+                                2,833           129,581
Loews Corp.                                             3,643           129,144
Fifth Third Bancorp+                                    3,377           124,780
Bank of New York Co., Inc.                              3,869           124,582
Hartford Financial Services
   Group, Inc.+                                         1,460           123,516
SLM Corp.                                               2,306           122,034
AFLAC, Inc.                                             2,629           121,854
Compass Bancshares, Inc.                                2,119           117,816
Progressive Corp.                                       4,560           117,238
Synovus Financial Corp.+                                4,361           116,788
Franklin Resources, Inc.                                1,338           116,152
Chicago Mercantile Exchange
   Holdings, Inc.+                                        236           115,911
Sovereign Bancorp, Inc.+                                5,570           113,131
BB&T Corp.+                                             2,708           112,626
Torchmark Corp.                                         1,840           111,725
AmSouth Bancorp+                                        4,218           111,566
Bear Stearns Cos., Inc.+                                  795           111,364

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
State Street Corp.+                                     1,906    $      110,720
Charles Schwab Corp.+                                   6,880           109,942
Comerica, Inc.                                          2,096           108,971
Principal Financial Group, Inc.                         1,952           108,629
SEI Investments Co.                                     2,220           108,514
TD Banknorth, Inc.                                      3,650           107,492
Equity Office Properties Trust+                         2,875           104,966
Commerce Bancorp, Inc./NJ+                              2,899           103,407
UnionBanCal Corp.+                                      1,598           103,215
Hudson City Bancorp, Inc.                               7,710           102,774
Simon Property Group, Inc.+                             1,234           102,348
Genworth Financial, Inc. -- Class A                     2,928           102,012
Huntington Bancshares, Inc.+                            4,326           102,007
Northern Trust Corp.+                                   1,834           101,420
ACE Ltd.                                                2,004           101,382
First Horizon National Corp.+                           2,510           100,902
Regions Financial Corp.+                                3,038           100,619
Marsh & McLennan Cos., Inc.+                            3,724           100,138
KeyCorp                                                 2,801            99,940
Lincoln National Corp.+                                 1,760            99,334
SAFECO Corp.+                                           1,761            99,232
Vornado Realty Trust+                                   1,015            99,013
People's Bank                                           3,000            98,550
Mellon Financial Corp.                                  2,820            97,093
Zions Bancorporation                                    1,230            95,866
TCF Financial Corp.+                                    3,594            95,061
New York Community Bancorp, Inc.+                       5,734            94,668
Valley National Bancorp+                                3,654            93,944
Markel Corp.*                                             270            93,690
Plum Creek Timber Co., Inc. (REIT)                      2,638            93,649
Associated Banc-Corp                                    2,945            92,856
Chubb Corp.                                             1,852            92,415
MGIC Investment Corp.+                                  1,390            90,350
Mercantile Bankshares Corp.                             2,532            90,316
XL Capital Ltd.                                         1,466            89,866
Legg Mason, Inc.+                                         895            89,070
A.G. Edwards, Inc.                                      1,610            89,065
Ameriprise Financial, Inc.                              1,970            88,000
Commerce Bancshares, Inc.                               1,757            87,938
Fidelity National Financial, Inc.                       2,252            87,715
Conseco, Inc.*+                                         3,789            87,526
AmeriCredit Corp.*+                                     3,120            87,110
CIT Group, Inc.                                         1,636            85,546
Equity Residential+                                     1,907            85,300
Colonial BancGroup, Inc.                                3,309            84,975
Moody's Corp.+                                          1,558            84,849
Boston Properties, Inc.                                   935            84,524
CapitalSource, Inc.                                     3,580            83,987


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CNA Financial Corp.*+                                   2,548    $       83,982
ProLogis                                                1,610            83,913
General Growth Properties, Inc.                         1,860            83,812
Ambac Financial Group, Inc.+                            1,020            82,722
Popular, Inc.                                           4,282            82,214
City National Corp.                                     1,246            81,102
Everest Re Group Ltd.                                     935            80,943
T. Rowe Price Group, Inc.                               2,136            80,762
PMI Group, Inc.                                         1,803            80,378
Astoria Financial Corp.+                                2,634            80,205
Nationwide Financial Services, Inc.                     1,812            79,873
Bank of Hawaii Corp.                                    1,610            79,856
Host Marriott Corp.+                                    3,644            79,694
Aon Corp.+                                              2,282            79,459
Fulton Financial Corp.                                  4,990            79,441
Archstone-Smith Trust+                                  1,551            78,899
AvalonBay Communities, Inc.+                              712            78,761
Unitrin, Inc.                                           1,780            77,590
Radian Group, Inc.                                      1,252            77,349
E*Trade Financial Corp.*+                               3,277            74,781
Public Storage, Inc.+                                     985            74,761
KIMCO Realty Corp.+                                     2,040            74,440
Assurant, Inc.                                          1,530            74,052
First American Corp.+                                   1,746            73,803
MBIA, Inc.+                                             1,235            72,309
Forest City Enterprises, Inc. --
   Class A+                                             1,398            69,774
Macerich Co.                                              991            69,568
Cbot Holdings, Inc.*+                                     580            69,362
Downey Financial Corp.                                  1,020            69,207
UnumProvident Corp.                                     3,814            69,148
SVB Financial Group*+                                   1,518            69,008
Arthur J. Gallagher & Co.+                              2,665            67,531
Glenborough Realty Trust, Inc.+                         3,129            67,399
Cullen/Frost Bankers, Inc.                              1,170            67,041
W.R. Berkley Corp.                                      1,931            65,905
First Marblehead Corp.+                                 1,150            65,481
TD Ameritrade Holding Corp.+                            4,419            65,445
Mercury General Corp.+                                  1,140            64,262
Camden Property Trust+                                    869            63,915
Leucadia National Corp.                                 2,150            62,758
Regency Centers Corp.                                   1,000            62,150
Eaton Vance Corp.                                       2,485            62,026
Trizec Properties, Inc.                                 2,164            61,977
SL Green Realty Corp.+                                    564            61,741
CB Richard Ellis Group, Inc. --
   Class A*                                             2,446            60,905
Jefferies Group, Inc.+                                  2,050            60,741
AMB Property Corp.                                      1,195            60,407

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Wilmington Trust Corp.+                                 1,424    $       60,064
American Financial Group, Inc./OH                       1,394            59,803
AmerUs Group Co.+                                       1,020            59,721
Weingarten Realty Investors                             1,560            59,717
Erie Indemnity Co. -- Class A                           1,144            59,488
Liberty Property Trust+                                 1,342            59,316
Investors Financial Services Corp.+                     1,315            59,044
Developers Diversified Realty Corp.+                    1,127            58,807
The St. Joe Co.+                                        1,250            58,175
Nuveen Investments, Inc. -- Class A                     1,350            58,118
United Dominion Realty Trust, Inc.+                     2,066            57,869
Apartment Investment & Management
   Co. -- Class A                                       1,315            57,137
Raymond James Financial, Inc.                           1,867            56,514
Rayonier, Inc.+                                         1,482            56,183
Fidelity National Title Group, Inc.
   -- Class A+                                          2,850            56,060
Brown & Brown, Inc.                                     1,912            55,869
Federal Realty Investment Trust                           795            55,650
Cincinnati Financial Corp.                              1,180            55,472
Reckson Associates Realty Corp.                         1,339            55,408
KKR Financial Corp.+                                    2,650            55,147
Old Republic International Corp.+                       2,542            54,323
New Century Financial Corp.+                            1,183            54,122
Health Care Property Investors, Inc.                    1,983            53,025
Whitney Holding Corp.                                   1,496            52,914
Federated Investors, Inc. -- Class B                    1,668            52,542
Protective Life Corp.                                   1,118            52,121
LandAmerica Financial Group, Inc.+                        805            52,003
Stancorp Financial Group, Inc.                          1,021            51,979
Student Loan Corp.                                        254            51,308
CBL & Associates Properties, Inc.                       1,313            51,115
Janus Capital Group, Inc.                               2,850            51,015
Affiliated Managers Group, Inc.*+                         580            50,396
Reinsurance Group of America, Inc.                      1,021            50,182
Blackrock, Inc.                                           360            50,101
Allied Capital Corp.+                                   1,734            49,887
HCC Insurance Holdings, Inc.+                           1,690            49,754


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Ventas, Inc.                                            1,466    $       49,668
Pan Pacific Retail Properties, Inc.                       715            49,600
Duke Realty Corp.+                                      1,400            49,210
Hanover Insurance Group, Inc.+                          1,021            48,457
BRE Properties, Inc. -- Class A                           870            47,850
Thornburg Mortgage, Inc.+                               1,700            47,379
Global Signal, Inc.                                     1,020            47,246
Shurgard Storage Centers, Inc. --
   Class A                                                751            46,938
Essex Property Trust, Inc.+                               420            46,897
iStar Financial, Inc.                                   1,230            46,433
American Financial Realty Trust+                        4,735            45,835
Ohio Casualty Corp.+                                    1,530            45,487
New Plan Excel Realty Trust+                            1,830            45,183
Realty Income Corp.+                                    2,046            44,807
Philadelphia Consolidated Holding
   Corp.*                                               1,460            44,326
Kilroy Realty Corp.                                       590            42,628
American Capital Strategies, Ltd.+                      1,240            41,515
Investment Technology Group, Inc.*                        805            40,942
Colonial Properties Trust+                                805            39,767
Crescent Real Estate EQT Co.+                           2,094            38,865
HRPT Properties Trust                                   3,360            38,842
Healthcare Realty Trust, Inc.+                          1,176            37,456
National Retail Properties, Inc.                        1,619            32,299
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $15,575,148)                                                17,931,365
                                                                 --------------

                                                         FACE
                                                       AMOUNT
                                               --------------
REPURCHASE AGREEMENTS 2.0%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $      352,592           352,592
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $352,591)                                                      352,592
                                                                 --------------
SECURITIES LENDING COLLATERAL 21.7%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 3,907,008         3,907,008
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,907,008)                                                     3,907,008
                                                                 ==============
TOTAL INVESTMENTS 123.3%
   (Cost $19,834,747)                                            $   22,190,965
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (23.3)%                                              $   (4,187,018)
                                                                 --------------
NET ASSETS - 100.0%                                              $   18,003,947

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Johnson & Johnson, Inc.                                50,732    $    3,039,861
Pfizer, Inc.                                          124,093         2,912,463
Genentech, Inc.*+                                      21,302         1,742,504
Merck & Co., Inc.                                      45,848         1,670,243
Amgen, Inc.*+                                          24,067         1,569,890
Abbott Laboratories+                                   33,613         1,465,863
Eli Lilly & Co.+                                       24,964         1,379,760
Wyeth                                                  29,411         1,306,143
UnitedHealth Group, Inc.                               28,554         1,278,648
Medtronic, Inc.+                                       26,798         1,257,362
Bristol-Myers Squibb Co.+                              46,256         1,196,180
WellPoint, Inc.*                                       15,283         1,112,144
Schering-Plough Corp.+                                 39,940           760,058
Gilead Sciences, Inc.*+                                12,409           734,116
Cardinal Health, Inc.+                                 11,066           711,876
Boston Scientific Corp.*                               40,056           674,543
Baxter International, Inc.                             18,184           668,444
Caremark Rx, Inc.+                                     12,735           635,094
Aetna, Inc.+                                           15,336           612,366
Medco Health Solutions, Inc.*+                          9,254           530,069
Stryker Corp.+                                         12,240           515,426
Celgene Corp.*+                                        10,840           514,141
HCA, Inc.+                                             11,716           505,545
Biogen Idec, Inc.*                                     10,647           493,276
Genzyme Corp.*+                                         7,893           481,868
Becton, Dickinson & Co.                                 7,780           475,591
Allergan, Inc.+                                         4,250           455,855
McKesson Corp.                                          9,510           449,633
Zimmer Holdings, Inc.*                                  7,616           431,980
Quest Diagnostics, Inc.+                                6,896           413,208
Forest Laboratories, Inc.*+                            10,362           400,906
St. Jude Medical, Inc.*                                11,621           376,753
CIGNA Corp.+                                            3,780           372,368
Express Scripts, Inc.*                                  4,804           344,639
Fisher Scientific International,
   Inc.*+                                               4,510           329,455
Humana, Inc.*                                           5,952           319,622
Coventry Health Care, Inc.*                             5,801           318,707
AmerisourceBergen Corp.+                                7,280           305,178
Laboratory Corporation of America
   Holdings*+                                           4,726           294,099
C.R. Bard, Inc.+                                        3,960           290,110
Biomet, Inc.+                                           8,910           278,794
Hospira, Inc.*                                          6,339           272,197
Sepracor, Inc.*+                                        4,317           246,673
Applera Corp. - Applied Biosystems
   Group+                                               7,617           246,410
Medimmune, Inc.*+                                       9,075           245,932
Varian Medical Systems, Inc.*+                          4,976           235,614

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Thermo Electron Corp.*+                                 6,450    $      233,748
Omnicare, Inc.+                                         4,671           221,499
IMS Health, Inc.+                                       8,226           220,868
Health Net, Inc.*                                       4,591           207,375
DENTSPLY International, Inc.                            3,356           203,374
Patterson Cos., Inc.*+                                  5,791           202,280
DaVita, Inc.*                                           3,992           198,402
Waters Corp.*+                                          4,440           197,136
Intuitive Surgical, Inc.*+                              1,670           197,010
Health Management Associates, Inc. --
   Class A                                              9,903           195,188
Barr Pharmaceuticals, Inc.*                             4,083           194,718
Endo Pharmaceuticals Holdings, Inc.*                    5,710           188,316
Pharmaceutical Product Development,
   Inc.+                                                5,108           179,393
King Pharmaceuticals, Inc.*                            10,520           178,840
Henry Schein, Inc.*+                                    3,796           177,387
Vertex Pharmaceuticals, Inc.*+                          4,814           176,722
Mylan Laboratories, Inc.+                               8,770           175,400
Covance, Inc.*+                                         2,820           172,640
Dade Behring Holdings, Inc.                             4,080           169,891
Beckman Coulter, Inc.                                   3,034           168,539
Manor Care, Inc.+                                       3,586           168,255
Cephalon, Inc.*+                                        2,706           162,631
Community Health Systems, Inc.*+                        4,417           162,325
Lincare Holdings, Inc.*                                 4,270           161,577
Emdeon Corp.*+                                         13,012           161,479
Advanced Medical Optics, Inc.*+                         3,180           161,226
Invitrogen Corp.*+                                      2,375           156,916
ResMed, Inc.*+                                          3,330           156,343
Triad Hospitals, Inc.*                                  3,919           155,114
ImClone Systems, Inc.*+                                 4,005           154,753
Tenet Healthcare Corp.*+                               21,402           149,386
Kinetic Concepts, Inc.*                                 3,383           149,359
Millipore Corp.*+                                       2,350           148,026
Millennium Pharmaceuticals, Inc.*                      14,551           145,073
Hillenbrand Industries, Inc.+                           2,810           136,285
Cytyc Corp.*                                            5,350           135,676
Gen-Probe, Inc.*                                        2,457           132,629
VCA Antech, Inc.*                                       4,150           132,509
Edwards Lifesciences Corp.*+                            2,900           131,747
Sierra Health Services, Inc.*                           2,910           131,037
Cerner Corp.*+                                          3,510           130,256
PerkinElmer, Inc.                                       5,990           125,191
Universal Health Services, Inc. --
   Class B+                                             2,480           124,645
Bausch & Lomb, Inc.+                                    2,450           120,148


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.*+                          5,160    $      120,125
Charles River Laboratories
   International, Inc.*+                                3,262           120,042
Respironics, Inc.*                                      3,470           118,743
Idexx Laboratories, Inc.*                               1,530           114,949
Hologic, Inc.*                                          2,240           110,566
Pediatrix Medical Group, Inc.*+                         2,390           108,267
Techne Corp.*                                           1,974           100,516
Mentor Corp.+                                           2,300           100,050
OSI Pharmaceuticals, Inc.*+                             3,035           100,034
LifePoint Hospitals, Inc.*+                             3,069            98,607
Cooper Cos., Inc.+                                      2,220            98,324
Diagnostic Products Corp.                               1,690            98,307
Healthways, Inc.*+                                      1,860            97,910
AMERIGROUP Corp.*                                       3,140            97,466
MGI Pharma, Inc.*+                                      4,480            96,320
PDL BioPharma, Inc.*+                                   5,097            93,836
Abraxis BioScience, Inc.*+                              3,760            89,638
Kos Pharmaceuticals, Inc.*                              2,380            89,536
Valeant Pharmaceuticals International+                  5,228            88,458
Affymetrix, Inc.*+                                      3,426            87,706
Steris Corp.                                            3,700            84,582
Chemed Corp.+                                           1,540            83,976
Perrigo Co.                                             5,210            83,881
Varian, Inc.*                                           1,820            75,548
Immucor, Inc.*+                                         3,895            74,901
United Surgical Partners
   International, Inc.*+                                2,460            73,972
Sunrise Senior Living, Inc.*                            2,640            72,996
LCA-Vision, Inc.                                        1,360            71,958
Haemonetics Corp./MA*                                   1,530            71,160
Medicis Pharmaceutical Corp. -- Class
   A+                                                   2,930            70,320
Intermagnetics General Corp.*+                          2,590            69,878
Dionex Corp.*                                           1,270            69,418
ArthroCare Corp.*+                                      1,580            66,376
Owens & Minor, Inc.+                                    2,320            66,352
Integra LifeSciences Holdings Corp.*                    1,700            65,977
American Medical Systems Holdings,
   Inc.*+                                               3,870            64,435
Genesis HealthCare Corp.*                               1,330            63,002
Alpharma, Inc. -- Class A                               2,550            61,302
Per-Se Technologies, Inc.*                              2,396            60,331
Centene Corp.*+                                         2,520            59,296
Martek Biosciences Corp.*+                              1,968            56,974
Biosite, Inc.*                                          1,210            55,249
DJ Orthopedics, Inc.*                                   1,500            55,245
Parexel International Corp.*                            1,804            52,045
inVentiv Health, Inc.*                                  1,800            51,804

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
PolyMedica Corp.                                        1,440    $       51,782
Viasys Healthcare, Inc.*                                2,020            51,712
Laserscope*                                             1,630            50,220
Apria Healthcare Group, Inc.*+                          2,650            50,085
SurModics, Inc.*+                                       1,360            49,110
Invacare Corp.                                          1,930            48,018
AmSurg Corp.*+                                          2,040            46,410
ICU Medical, Inc.*                                      1,080            45,619
Amedisys, Inc.*+                                        1,190            45,101
Vital Signs, Inc.                                         910            45,072
Regeneron Pharmaceuticals, Inc.*                        3,474            44,537
Odyssey HealthCare, Inc.*                               2,440            42,871
Conmed Corp.*+                                          2,040            42,228
Analogic Corp.                                            890            41,483
Cross Country Healthcare, Inc.*                         2,250            40,928
Cambrex Corp.+                                          1,950            40,619
Greatbatch, Inc.*                                       1,720            40,592
Par Pharmaceutical Cos., Inc.*+                         2,180            40,243
Cyberonics, Inc.*+                                      1,740            37,097
Enzo Biochem, Inc.*+                                    2,460            37,097
Datascope Corp.                                         1,090            33,616
Noven Pharmaceuticals, Inc.*+                           1,820            32,578
Gentiva Health Services, Inc.*+                         1,980            31,739
Matria Healthcare, Inc.*+                               1,460            31,273
CNS, Inc.                                               1,270            31,115
Merit Medical Systems, Inc.*+                           2,240            30,822
Kensey Nash Corp.*+                                       980            28,910
Dendrite International, Inc.*                           3,080            28,459
Connetics Corp.*+                                       2,400            28,224
Savient Pharmaceuticals, Inc.*                          5,030            26,408
RehabCare Group, Inc.*                                  1,480            25,722
SFBC International, Inc.*+                              1,480            22,437
Hooper Holmes, Inc.                                     6,190            18,880
Arqule, Inc.*                                           3,270            18,443
BioLase Technology, Inc.*+                              2,110            17,724
Bradley Pharmaceuticals, Inc.*+                         1,560            15,912
Possis Medical, Inc.*                                   1,650            14,537
CryoLife, Inc.*                                         2,680            14,472
Theragenics Corp.*                                      3,533            12,048
Osteotech, Inc.*                                        2,040             8,242
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $38,565,879)                                                47,295,682
                                                                 --------------


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                           $      361,955    $      361,955
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $361,955)                                                      361,955
                                                                 --------------
SECURITIES LENDING COLLATERAL 27.0%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                12,849,165        12,849,165
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,849,165)                                                   12,849,165
                                                                 ==============
TOTAL INVESTMENTS 127.2%
   (Cost $51,776,999)                                            $   60,506,802
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (27.2)%                                              $  (12,956,461)
                                                                 --------------
NET ASSETS - 100.0%                                              $   47,550,341

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006


--------------------------------------------------------------------------------

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

Cisco Systems, Inc.*+                                  29,349    $      573,186
Google, Inc. -- Class A*+                               1,287           539,678
Time Warner, Inc.+                                     28,251           488,742
Qualcomm, Inc.                                          9,971           399,538
Yahoo!, Inc.*+                                         11,536           380,688
eBay, Inc.*+                                           10,441           305,817
Qwest Communications
  International, Inc.*+                                28,949           234,197
Amazon.com, Inc.*+                                      5,856           226,510
Symantec Corp.*+                                       13,695           212,820
Intuit, Inc.*                                           3,142           189,745
Sun Microsystems, Inc.*                                45,256           187,812
Research In Motion, Ltd.*+                              2,561           178,681
Broadcom Corp. -- Class A*+                             5,735           172,337
E*Trade Financial Corp.*                                6,874           156,865
IAC/InterActiveCorp*+                                   5,851           154,993
Juniper Networks, Inc.*+                                9,434           150,850
BEA Systems, Inc.*                                     10,092           132,104
VeriSign, Inc.*+                                        5,522           127,945
Monster Worldwide, Inc.*+                               2,816           120,131
CheckFree Corp.*+                                       2,322           115,078
McAfee, Inc.*+                                          4,554           110,526
Emdeon Corp.*+                                          8,796           109,158
Check Point Software
  Technologies Ltd.*+                                   6,060           106,535
Red Hat, Inc.*+                                         4,449           104,107
Ciena Corp.*+                                          18,478            88,879
RealNetworks, Inc.*+                                    7,619            81,523
aQuantive, Inc.*+                                       3,148            79,739
j2 Global Communications,
  Inc.*+                                                2,465            76,957
WebEx Communications, Inc.*+                            2,021            71,826
F5 Networks, Inc.*                                      1,322            70,701
Digital River, Inc.*+                                   1,677            67,734
Netflix, Inc.*+                                         2,411            65,603
Priceline.com, Inc.*+                                   2,191            65,423
TIBCO Software, Inc.*                                   8,729            61,540
Digital Insight Corp.*                                  1,735            59,493
Palm, Inc.*+                                            3,669            59,071
EarthLink, Inc.*                                        6,440            55,770
Foundry Networks, Inc.*+                                4,941            52,671
United Online, Inc.+                                    3,899            46,788
Websense, Inc.*                                         2,235            45,907
CNET Networks, Inc.*                                    5,672            45,263
Internet Security Systems, Inc.*+                       2,353            44,354
webMethods, Inc.*                                       4,398            43,408
S1 Corp.*                                               6,520            31,296

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
NetBank, Inc.                                           4,423    $       29,325
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $4,640,786)                                                   6,721,314
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                             $     28,479            28,479
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $28,479)                                                         28,479
                                                                 --------------
SECURITIES LENDING COLLATERAL 31.4%
Investment in Securities Lending Short Term
      Investment Portfolio
      Held by U.S. Bancorp                          2,116,359         2,116,359
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,116,359)                                                     2,116,359
                                                                 ==============
TOTAL INVESTMENTS 131.5%
  (Cost $6,785,624)                                              $    8,866,152
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (31.5)%                                               $   (2,122,071)
                                                                 --------------
NET ASSETS - 100.0%                                              $    6,744,081

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%

The Walt Disney Co.                                    22,023    $      660,690
Time Warner, Inc.+                                     31,244           540,521
News Corp. -- Class A+                                 22,110           424,070
McDonald's Corp.                                       11,635           390,936
Las Vegas Sands Corp.*+                                 4,800           373,728
Starbucks Corp.*+                                       8,658           326,926
Viacom, Inc. - Class B*+                                8,226           294,820
Carnival Corp.+                                         7,050           294,267
Marriott International, Inc. -- Class A                 6,682           254,718
Yum! Brands, Inc.                                       4,568           229,633
International Game Technology, Inc                      5,974           226,654
Hilton Hotels Corp.+                                    7,453           210,771
Harrah's Entertainment, Inc.+                           2,953           210,195
Starwood Hotels & Resorts
  Worldwide, Inc.+                                      3,418           206,242
MGM Mirage, Inc.*+                                      4,940           201,552
Electronic Arts, Inc.*+                                 4,535           195,186
Wynn Resorts Ltd.*+                                     2,209           161,920
Wendy's International, Inc.                             2,651           154,527
Warner Music Group Corp.+                               5,080           149,758
Mattel, Inc.+                                           8,903           146,989
Eastman Kodak Co.+                                      6,133           145,843
Darden Restaurants, Inc.+                               3,672           144,677
Choice Hotels International, Inc.+                      2,302           139,501
GTECH Holdings Corp.                                    3,726           129,590
Station Casinos, Inc.+                                  1,790           121,863
Scientific Games Corp. -- Class A*+                     3,090           110,066
Penn National Gaming, Inc.*+                            2,750           106,645
Boyd Gaming Corp.                                       2,580           104,129
Hasbro, Inc.                                            5,606           101,525
Brinker International, Inc.+                            2,750            99,825
Brunswick Corp.+                                        2,992            99,484
Activision, Inc.*                                       8,618            98,073
Aztar Corp.*                                            1,800            93,528
Pool Corp.                                              2,020            88,133
OSI Restaurant Partners, Inc.+                          2,505            86,673
Panera Bread Co. -- Class A*+                           1,220            82,033
Marvel Entertainment, Inc.*                             3,939            78,780
Sonic Corp.*+                                           3,760            78,170
Pinnacle Entertainment, Inc.*                           2,500            76,625
Cheesecake Factory, Inc.*+                              2,770            74,651
Regal Entertainment Group -- Class A+                   3,570            72,542
Polaris Industries, Inc.+                               1,658            71,791
Live Nation, Inc.*+                                     3,480            70,853

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
CKX, Inc.*                                              5,142    $       69,777
CBRL Group, Inc.                                        2,000            67,840
Jack in the Box, Inc.*                                  1,725            67,620
International Speedway Corp. -- Class A                 1,450            67,236
THQ, Inc.*+                                             3,040            65,664
Papa John's International, Inc.*                        1,956            64,939
Bob Evans Farms, Inc.                                   2,150            64,521
Applebee's International, Inc.+                         3,337            64,137
Ruby Tuesday, Inc.+                                     2,580            62,978
Shuffle Master, Inc.*+                                  1,920            62,938
DreamWorks Animation SKG, Inc. -- Class A*              2,720            62,288
CEC Entertainment, Inc.*                                1,910            61,349
IHOP Corp.                                              1,240            59,619
Rare Hospitality International, Inc.*                   1,900            54,644
WMS Industries, Inc.*                                   1,980            54,232
P.F. Chang's China Bistro, Inc.*                        1,410            53,608
Callaway Golf Co.+                                      4,050            52,609
Triarc Cos., Inc. -- Class B                            3,330            52,048
Landry's Restaurants, Inc.+                             1,500            48,675
Red Robin Gourmet Burgers, Inc.*+                       1,140            48,518
Nautilus, Inc.+                                         2,890            45,402
Lone Star Steakhouse & Saloon, Inc.                     1,630            42,755
K2, Inc.*                                               3,760            41,134
Marcus Corp.                                            1,970            41,134
Take-Two Interactive Software, Inc.*+                   3,810            40,615
Ryan's Restaurant Group, Inc.*                          3,270            38,946
Jakks Pacific, Inc.*                                    1,930            38,774
Marinemax, Inc.*+                                       1,420            37,247
O'Charleys, Inc.*                                       2,175            36,975
Steak n Shake Co.*+                                     2,200            33,308
Arctic Cat, Inc.                                        1,380            26,924
4Kids Entertainment, Inc.*                              1,656            26,844
Bally Total Fitness Holding Corp.*+                     3,910            26,510
Multimedia Games, Inc.*                                 2,580            26,135
Sturm Ruger & Co., Inc.                                 3,510            21,937
Napster, Inc.*                                          6,987            21,520
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $7,533,849)                                                   9,680,503
                                                                 --------------


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                             $      5,110    $        5,110
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,110)                                                           5,110
                                                                 --------------
SECURITIES LENDING COLLATERAL 29.3%
Investment in Securities Lending Short Term
      Investment Portfolio Held
      by U.S. Bancorp                               2,857,853         2,857,853
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,857,853)                                                     2,857,853
                                                                 ==============
TOTAL INVESTMENTS 128.8%
  (Cost $10,396,812)                                             $   12,543,466
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (28.8)%                                               $   (2,807,471)
                                                                 --------------
NET ASSETS - 100.0%                                              $    9,735,995

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%

Newmont Mining Corp.+                                 528,916    $   27,995,524
Freeport-McMoRan Copper & Gold, Inc.
   -- Class B+                                        325,864        18,056,124
Barrick Gold Corp.+                                   589,609        17,452,426
Goldcorp, Inc.                                        458,679        13,861,279
AngloGold Ashanti Ltd. -- SP ADR+                     214,174        10,306,053
Glamis Gold Ltd.*+                                    271,094        10,263,619
Gold Fields Ltd. -- SP ADR                            442,958        10,143,738
Agnico-Eagle Mines Ltd.+                              285,651         9,449,335
Harmony Gold Mining Co. Ltd. -- SP
   ADR*+                                              489,016         7,966,071
Bema Gold Corp.*+                                   1,446,092         7,259,382
Meridian Gold, Inc.*                                  223,658         7,085,485
Cia de Minas Buenaventura SA -- SP ADR                249,702         6,811,871
Coeur d'Alene Mines Corp.*+                         1,312,967         6,315,371
Kinross Gold Corp.*+                                  568,001         6,185,531
Pan American Silver Corp.*+                           331,773         5,968,596
Royal Gold, Inc.+                                     201,721         5,611,878
Silver Standard Resources, Inc.*+                     266,443         5,328,860
Yamana Gold, Inc.*                                    528,618         5,217,460
Randgold Resources Ltd. -- SP ADR*+                   217,115         4,559,415
Silver Wheaton Corp.*+                                430,274         4,053,181
Golden Star Resources Ltd.*+                        1,335,577         3,953,308
Hecla Mining Co.*+                                    739,941         3,884,690
Apex Silver Mines Ltd.*+                              239,550         3,605,228
Novagold Resources, Inc.*                             268,122         3,437,324
Stillwater Mining Co.*                                261,529         3,316,188
DRDGOLD Ltd. -- SP ADR+                             2,249,321         3,081,570
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $106,456,390)                                              211,169,507
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                             $  1,433,558         1,433,558
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,433,558)                                                  1,433,558
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 35.8%
Investment in Securities Lending Short Term
Investment Portfolio Held by U.S. Bancorp          76,122,705    $   76,122,705
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $76,122,705)                                                   76,122,705
                                                                 --------------
TOTAL INVESTMENTS 135.8%
   (Cost $184,012,653)                                           $  288,725,770
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (35.8)%                                                     $  (76,115,631)
                                                                 --------------
NET ASSETS - 100.0%                                              $  212,610,139

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%

Simon Property Group, Inc.+                             6,659    $      552,297
Equity Office Properties Trust+                        13,683           499,566
Vornado Realty Trust+                                   4,994           487,165
Equity Residential+                                    10,248           458,393
ProLogis                                                8,792           458,239
General Growth Properties, Inc.+                       10,059           453,259
Archstone-Smith Trust+                                  8,608           437,889
Boston Properties, Inc.                                 4,519           408,518
Public Storage, Inc.+                                   5,196           394,376
Host Marriott Corp.+                                   17,475           382,178
AvalonBay Communities, Inc.+                            3,394           375,444
KIMCO Realty Corp.+                                     9,980           364,170
Plum Creek Timber Co., Inc. (REIT)+                     9,190           326,245
Developers Diversified Realty Corp.+                    5,806           302,957
CB Richard Ellis Group, Inc. -- Class A*               11,823           294,393
SL Green Realty Corp.                                   2,680           293,380
Trizec Properties, Inc.                                10,161           291,011
Macerich Co.                                            4,041           283,678
Duke Realty Corp.+                                      7,753           272,518
iStar Financial, Inc.                                   7,118           268,704
AMB Property Corp.                                      5,224           264,073
Forest City Enterprises, Inc. -- Class A+               5,216           260,331
Camden Property Trust+                                  3,509           258,087
Regency Centers Corp.                                   4,147           257,736
Apartment Investment & Management Co.
   -- Class A                                           5,925           257,441
CapitalSource, Inc.                                    10,820           253,837
United Dominion Realty Trust, Inc.+                     8,931           250,157
Liberty Property Trust+                                 5,638           249,200
Ventas, Inc.                                            7,277           246,545
Federal Realty Investment Trust                         3,455           241,850
Health Care Property Investors, Inc.                    9,005           240,794
Weingarten Realty Investors                             6,102           233,585
Hospitality Properties Trust                            5,275           231,678
Reckson Associates Realty Corp.                         5,539           229,204
Thornburg Mortgage, Inc.+                               8,179           227,949
Global Signal, Inc.                                     4,883           226,181
Brandywine Realty Trust+                                6,956           223,775
BRE Properties, Inc. -- Class A+                        3,954           217,470

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                     3,125    $      216,781
Shurgard Storage Centers, Inc. -- Class A               3,459           216,187
Mack-Cali Realty Corp.+                                 4,686           215,181
CarrAmerica Realty Corp.                                4,730           210,721
Essex Property Trust, Inc.+                             1,883           210,256
The St. Joe Co.+                                        4,486           208,778
New Century Financial Corp.+                            4,539           207,659
New Plan Excel Realty Trust+                            8,251           203,717
Rayonier, Inc.+                                         5,334           202,212
HRPT Properties Trust                                  17,395           201,086
Highwoods Properties, Inc.                              5,459           197,507
CBL & Associates Properties, Inc.                       5,055           196,791
Colonial Properties Trust+                              3,914           193,352
Taubman Centers, Inc.                                   4,597           188,017
LaSalle Hotel Properties+                               4,034           186,774
Friedman Billings Ramsey Group, Inc.
   -- Class A+                                         17,016           186,666
Kilroy Realty Corp.+                                    2,550           184,237
Post Properties, Inc.+                                  4,004           181,541
Home Properties, Inc.+                                  3,227           179,131
Health Care REIT, Inc.                                  5,105           178,420
Alexandria Real Estate Equities, Inc.                   2,011           178,335
Realty Income Corp.+                                    7,888           172,747
Nationwide Health Properties, Inc.+                     7,597           171,008
Annaly Mortgage Management, Inc.+                      13,134           168,247
Crescent Real Estate EQT Co.+                           9,033           167,652
Washington Real Estate Investment Trust+                4,437           162,838
KKR Financial Corp.+                                    7,791           162,131
Corporate Office Properties Trust SBI/MD                3,849           161,966
First Industrial Realty Trust, Inc.+                    4,197           159,234
Heritage Property Investment Trust+                     4,520           157,838
Cousins Properties, Inc.                                5,065           156,660
Mills Corp.+                                            5,851           156,514
BioMed Realty Trust, Inc.+                              5,170           154,790
Pennsylvania Real Estate Investment Trust               3,754           151,549
FelCor Lodging Trust, Inc.                              6,968           151,484
Equity One, Inc.+                                       7,222           150,940
PS Business Parks, Inc.                                 2,546           150,214
Healthcare Realty Trust, Inc.+                          4,649           148,071
Senior Housing Properties Trust                         8,193           146,737


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.+                2,618    $      145,953
Lexington Corporate  Properties Trust+                  6,550           141,480
Entertainment Properties Trust+                         3,258           140,257
American Financial Realty Trust+                       13,714           132,752
Eastgroup Properties, Inc.+                             2,802           130,797
Potlatch Corp.+                                         3,410           128,728
National Retail Properties, Inc.                        6,381           127,301
Tanger Factory Outlet Centers, Inc.                     3,895           126,081
Equity Inns, Inc.+                                      7,541           124,879
Inland Real Estate Corp.                                8,370           124,546
Equity Lifestyle Properties, Inc.+                      2,830           124,039
Sovran Self Storage, Inc.+                              2,331           118,391
National Health Investors, Inc.+                        4,309           115,869
Glimcher Realty Trust+                                  4,670           115,863
Trustreet Properties, Inc.+                             8,661           114,239
Innkeepers USA Trust+                                   6,556           113,288
Acadia Realty Trust                                     4,774           112,905
Glenborough Realty Trust, Inc.+                         5,013           107,980
Parkway Properties, Inc./MD                             2,347           106,789
Saul Centers, Inc.                                      2,538           103,500
Sun Communities, Inc.                                   2,935            95,476
LTC Properties, Inc.                                    4,118            92,037
Cedar Shopping Centers, Inc.                            5,661            83,330
Ramco-Gershenson Properties Trust+                      3,067            82,594
Winston Hotels, Inc.                                    6,317            77,383
Universal Health Realty Income Trust                    2,337            73,265
Urstadt Biddle Properties, Inc.                         4,209            68,565
CentraCore Properties Trust                             2,728            67,518
Windrose Medical Properties Trust                       4,465            65,189
Associated Estates Realty Corp.                         5,065            62,806
American Land Lease, Inc.                               2,183            53,484
Monmouth Real Estate Investment Corp.
   -- Class A                                           6,256            50,423
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $19,251,830)                                                22,295,949
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.0%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
   4.45% due 07/03/06                            $    206,637    $      206,637
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $206,637)                                                      206,637
                                                                 --------------
SECURITIES LENDING COLLATERAL 15.4%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 3,454,093         3,454,093
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,454,093)                                                  3,454,093
                                                                 ==============
TOTAL INVESTMENTS 115.9%
   (Cost $22,912,560)                                            $   25,956,679
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (15.9)%                                                       $   (3,553,400)
                                                                 --------------
NET ASSETS - 100.0%                                              $   22,403,279

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.

      REIT  - Real Estate Investment Trust.


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%

Wal-Mart Stores, Inc.+                                 10,797    $      520,091
Home Depot, Inc.+                                       7,916           283,314
Walgreen Co.                                            5,332           239,087
Lowe's Cos., Inc.                                       3,940           239,040
Target Corp.+                                           4,529           221,332
Sears Holdings Corp.*+                                  1,278           197,886
Costco Wholesale Corp.+                                 3,391           193,728
Best Buy Co., Inc.+                                     3,365           184,537
CVS Corp.+                                              5,996           184,077
Kohl's Corp.*+                                          2,822           166,837
Federated Department Stores, Inc.                       4,354           159,356
J.C. Penney Holding Co., Inc.+                          2,254           152,168
Staples, Inc.+                                          6,177           150,225
Amazon.com, Inc.*+                                      3,815           147,564
The Gap, Inc.+                                          7,606           132,344
Office Depot, Inc.*                                     3,205           121,790
Limited Brands, Inc.+                                   4,713           120,606
TJX Cos., Inc.+                                         4,994           114,163
Nordstrom, Inc.+                                        2,972           108,478
Bed Bath & Beyond, Inc.*+                               3,163           104,917
IAC/InterActiveCorp*+                                   3,687            97,669
Genuine Parts Co.                                       2,325            96,859
Sherwin-Williams Co.+                                   1,945            92,349
Dress Barn, Inc.*+                                      3,602            91,311
AutoNation, Inc.*+                                      4,214            90,348
Michaels Stores, Inc.                                   2,165            89,285
American Eagle Outfitters, Inc.+                        2,526            85,985
AutoZone, Inc.*+                                          972            85,730
Circuit City Stores, Inc.+                              3,030            82,477
Abercrombie & Fitch Co. -- Class A                      1,423            78,877
Tiffany & Co.+                                          2,154            71,125
Ross Stores, Inc.+                                      2,529            70,938
AnnTaylor Stores Corp.*+                                1,632            70,796
OfficeMax, Inc.+                                        1,730            70,497
CarMax, Inc.*+                                          1,981            70,246
Foot Locker, Inc.+                                      2,850            69,796
Family Dollar Stores, Inc.+                             2,750            67,182
Expedia, Inc.*+                                         4,460            66,766
Petsmart, Inc.+                                         2,547            65,203
Dollar General Corp.                                    4,634            64,783
Chico's FAS, Inc.*+                                     2,359            63,646
O'Reilly Automotive, Inc.*                              2,025            63,160
Dollar Tree Stores, Inc.*+                              2,298            60,897
Dillard's, Inc. -- Class A+                             1,885            60,037
Williams-Sonoma, Inc.+                                  1,730            58,906
Big Lots, Inc.*+                                        3,400            58,072

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Rite Aid Corp.*+                                       12,934    $       54,840
Payless Shoesource, Inc.*+                              1,967            53,443
Urban Outfitters, Inc.*+                                2,989            52,278
Advance Auto Parts, Inc.                                1,791            51,760
Saks, Inc.+                                             3,150            50,935
Tractor Supply Co.*+                                      913            50,462
Barnes & Noble, Inc.+                                   1,374            50,151
Children's Place Retail Stores, Inc.*                     786            47,199
BJ's Wholesale Club, Inc.*+                             1,663            47,146
Claire's Stores, Inc.                                   1,830            46,683
Longs Drug Stores Corp.                                 1,016            46,350
Rent-A-Center, Inc.*                                    1,860            46,240
Dick's Sporting Goods, Inc.*                            1,148            45,461
GameStop Corp. -- Class A*+                             1,070            44,940
Too, Inc.*                                              1,161            44,571
Group 1 Automotive, Inc.+                                 790            44,509
Gymboree Corp.*+                                        1,270            44,145
Aeropostale, Inc.*+                                     1,505            43,479
RadioShack Corp.+                                       3,080            43,120
Men's Wearhouse, Inc.                                   1,397            42,329
Christopher & Banks Corp.                               1,447            41,963
Zale Corp.*                                             1,630            39,267
Bebe Stores, Inc.                                       2,509            38,689
Aaron Rents, Inc.+                                      1,420            38,170
Select Comfort Corp.*+                                  1,632            37,487
Guitar Center, Inc.*+                                     830            36,910
Pacific Sunwear of California, Inc.*+                   1,927            34,551
Borders Group, Inc.+                                    1,825            33,689
Stage Stores, Inc.+                                     1,020            33,660
Cato Corp. -- Class A+                                  1,150            29,727
Genesco, Inc.*                                            867            29,365
99 Cents Only Stores*+                                  2,763            28,901
Building Material Holding Corp.+                        1,026            28,595
Hibbett Sporting Goods, Inc.*                           1,180            28,202
Sonic Automotive, Inc.+                                 1,220            27,060
Fred's, Inc.                                            2,010            26,834
Insight Enterprises, Inc.*+                             1,330            25,337
Stein Mart, Inc.                                        1,694            25,071
PEP Boys-Manny Moe & Jack+                              2,090            24,516
HOT Topic, Inc.*                                        1,940            22,329
Jo-Ann Stores, Inc.*+                                   1,520            22,268
Pier 1 Imports, Inc.+                                   3,180            22,196
Finish Line, Inc. -- Class A+                           1,860            22,004
Haverty Furniture Cos., Inc.                            1,400            21,966
Audiovox Corp. -- Class A*+                             1,509            20,613
Tuesday Morning Corp.+                                  1,490            19,594
Cost Plus, Inc.*                                        1,270            18,618
Jos. A. Bank Clothiers, Inc.*+                            695            16,652


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Midas, Inc.*+                                             840    $       15,456
Hancock Fabrics, Inc./DE+                               2,483             8,293
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $5,042,525)                                                  7,452,504
                                                                 --------------

-------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 33.3%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 2,490,912         2,490,912
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,490,912)                                                     2,490,912
                                                                 ==============
TOTAL INVESTMENTS 132.9%
   (Cost $7,533,437)                                             $    9,943,416
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (32.9)%                                                     $   (2,460,958)
                                                                 --------------
NET ASSETS - 100.0%                                              $    7,482,458

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%

   Microsoft Corp.                                     21,025    $      489,882
   International Business Machines Corp.                4,699           360,977
   Cisco Systems, Inc.*+                               18,178           355,016
   Intel Corp.+                                        18,650           353,417
   Google, Inc. -- Class A*+                              784           328,755
   Hewlett-Packard Co.+                                10,006           316,990
   Oracle Corp.*+                                      20,945           303,493
   Qualcomm, Inc.                                       6,170           247,232
   Yahoo!, Inc.*+                                       7,147           235,851
   Dell, Inc.*+                                         9,499           231,871
   Texas Instruments, Inc.+                             7,540           228,387
   Apple Computer, Inc.*                                3,977           227,166
   Motorola, Inc.+                                     11,232           226,325
   Corning, Inc.*                                       8,180           197,874
   First Data Corp.                                     4,362           196,464
   eBay, Inc.*+                                         6,483           189,887
   Automatic Data Processing, Inc.                      3,846           174,416
   Applied Materials, Inc.                             10,339           168,319
   EMC Corp./MA*                                       14,216           155,950
   Adobe Systems, Inc.*+                                4,474           135,831
   Symantec Corp.*+                                     8,491           131,950
   Paychex, Inc.+                                       3,259           127,036
   Network Appliance, Inc.*+                            3,473           122,597
   Intuit, Inc.*                                        1,949           117,700
   Xerox Corp.*+                                        8,439           117,386
   Sun Microsystems, Inc.*                             28,015           116,262
   Agilent Technologies, Inc.*+                         3,660           115,510
   Electronic Data Systems Corp.+                       4,723           113,635
   Cognizant Technology Solutions Corp. -- Class A*     1,655           111,497
   Micron Technology, Inc.*+                            7,305           110,013
   Electronic Arts, Inc.*+                              2,538           109,236
   Analog Devices, Inc.                                 3,340           107,348
   Linear Technology Corp.+                             3,188           106,766
   Broadcom Corp. -- Class A*+                          3,543           106,467
   CA, Inc.+                                            4,966           102,051
   Maxim Integrated Products, Inc.                      3,173           101,885
   SanDisk Corp.*+                                      1,982           101,042
   Advanced Micro Devices, Inc.*+                       4,116           100,513
   Fiserv, Inc.*                                        2,212           100,336
   Lucent Technologies, Inc.*+                         41,290            99,922

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Freescale Semiconductor, Inc. -- Class B*+           3,367    $       98,990
   j2 Global Communications, Inc.*+                     3,138            97,968
   MEMC Electronic Materials, Inc.*+                    2,576            96,600
   Computer Sciences Corp.*                             1,977            95,766
   Citrix Systems, Inc.*                                2,341            93,968
   Juniper Networks, Inc.*+                             5,852            93,573
   Lexmark International, Inc.*                         1,662            92,789
   KLA-Tencor Corp.+                                    2,193            91,163
   Autodesk, Inc.*                                      2,642            91,043
   Lam Research Corp.*+                                 1,947            90,769
   Xilinx, Inc.+                                        3,968            89,875
   National Semiconductor Corp.+                        3,752            89,485
   Microchip Technology, Inc.+                          2,609            87,532
   Akamai Technologies, Inc.*+                          2,333            84,431
   Alliance Data Systems Corp.*+                        1,412            83,054
   Fidelity National Information Services, Inc.         2,346            83,048
   NCR Corp.*+                                          2,249            82,403
   BEA Systems, Inc.*                                   6,253            81,852
   BMC Software, Inc.*+                                 3,383            80,854
   VeriSign, Inc.*+                                     3,444            79,797
   Amphenol Corp. -- Class A                            1,424            79,687
   Avaya, Inc.*+                                        6,946            79,323
   Altera Corp.*+                                       4,505            79,063
   Affiliated Computer Services, Inc. -- Class A*       1,523            78,602
   Tellabs, Inc.*                                       5,740            76,399
   Harris Corp.+                                        1,811            75,175
   Iron Mountain, Inc.*+                                1,944            72,667
   Cadence Design Systems, Inc.*+                       4,219            72,356
   Western Digital Corp.*                               3,623            71,772
   CheckFree Corp.*+                                    1,446            71,664
   DST Systems, Inc.*+                                  1,185            70,507
   CDW Corp.+                                           1,258            68,750
   McAfee, Inc.*+                                       2,824            68,538
   Arrow Electronics, Inc.*                             2,083            67,073
   Total System Services, Inc.+                         3,393            65,315
   NAVTEQ Corp.*+                                       1,453            64,920
   Global Payments, Inc.                                1,322            64,183
   Red Hat, Inc.*+                                      2,724            63,742
   Ceridian Corp.*+                                     2,592            63,348
   Molex, Inc.+                                         1,867            62,675
   Novellus Systems, Inc.*+                             2,537            62,664
   Comverse Technology, Inc.*                           3,164            62,552


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   MoneyGram International, Inc.+                       1,793    $       60,872
   Atmel Corp.*+                                       10,953            60,789
   Jabil Circuit, Inc.+                                 2,366            60,570
   RSA Security, Inc.*                                  2,167            58,921
   Vishay Intertechnology, Inc.*+                       3,719            58,500
   Convergys Corp.*+                                    2,991            58,324
   Symbol Technologies, Inc.                            5,278            56,950
   Diebold, Inc.+                                       1,394            56,624
   Sanmina-SCI Corp.*                                  12,293            56,548
   LSI Logic Corp.*+                                    6,312            56,492
   Integrated Device Technology, Inc.*+                 3,962            56,181
   Sabre Holdings Corp.+                                2,551            56,122
   Ingram Micro, Inc. -- Class A*+                      3,086            55,949
   Solectron Corp.*+                                   16,302            55,753
   Intersil Corp. -- Class A                            2,392            55,614
   International Rectifier Corp.*+                      1,408            55,025
   Activision, Inc.*                                    4,831            54,977
   Ciena Corp.*+                                       11,408            54,872
   Agere Systems, Inc.*+                                3,723            54,728
   JDS Uniphase Corp.*+                                21,631            54,726
   Mettler Toledo International, Inc.*                    890            53,907
   Teradyne, Inc.*+                                     3,852            53,658
   QLogic Corp.*+                                       3,112            53,651
   Factset Research Systems, Inc.                       1,124            53,165
   AVX Corp.+                                           3,365            53,133
   Trimble Navigation Ltd.*                             1,184            52,854
   Avnet, Inc.*+                                        2,593            51,912
   Synopsys, Inc.*                                      2,733            51,298
   Tech Data Corp.*+                                    1,338            51,259
   Novell, Inc.*+                                       7,685            50,952
   Compuware Corp.*                                     7,539            50,511
   Varian Semiconductor Equipment Associates, Inc.*+    1,545            50,382
   Fair Isaac Corp.                                     1,386            50,326
   Salesforce.com, Inc.*+                               1,883            50,201
   Acxiom Corp.+                                        1,978            49,450
   Fairchild Semiconductor International, Inc.*+        2,721            49,441
   Transaction Systems Architects, Inc. -- Class A*     1,180            49,194
   Reynolds & Reynolds Co. -- Class A                   1,598            49,011

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Tektronix, Inc.                                      1,640    $       48,249
   3Com Corp.*+                                         9,420            48,230
   CommScope, Inc.*                                     1,530            48,073
   Unisys Corp.*                                        7,608            47,778
   Polycom, Inc.*+                                      2,157            47,281
   Zebra Technologies Corp. -- Class A*                 1,354            46,253
   Anixter International, Inc.+                           970            46,036
   National Instruments Corp.+                          1,680            46,032
   Cymer, Inc.*+                                          987            45,856
   Daktronics, Inc.                                     1,570            45,326
   WebEx Communications, Inc.*+                         1,275            45,313
   Cypress Semiconductor Corp.*+                        3,091            44,943
   Belden CDT, Inc.+                                    1,354            44,750
   BISYS Group, Inc.*                                   3,226            44,196
   Gartner, Inc. -- Class A*+                           3,087            43,835
   Micros Systems, Inc.*+                                 990            43,243
   Sybase, Inc.*+                                       2,222            43,107
   F5 Networks, Inc.*                                     802            42,891
   CACI International, Inc. -- Class A*+                  730            42,581
   MPS Group, Inc.*                                     2,827            42,575
   Jack Henry & Associates, Inc.                        2,157            42,407
   Itron, Inc.*+                                          700            41,482
   ADTRAN, Inc.                                         1,842            41,316
   Advent Software, Inc.*+                              1,120            40,398
   Hyperion Solutions Corp.*                            1,460            40,296
   Plexus Corp.*                                        1,170            40,026
   Nvidia Corp.*                                        1,878            39,983
   Imation Corp.                                          970            39,818
   Komag, Inc.*+                                          860            39,715
   Ansys, Inc.*+                                          830            39,691
   PMC - Sierra, Inc.*+                                 4,193            39,414
   Microsemi Corp.*                                     1,612            39,301
   Cree, Inc.*+                                         1,640            38,966
   ADC Telecommunications, Inc.*                        2,305            38,862
   CSG Systems International, Inc.*                     1,548            38,298
   Silicon Laboratories, Inc.*+                         1,084            38,103
   Mentor Graphics Corp.*+                              2,907            37,733
   Flir Systems, Inc.*                                  1,686            37,193
   Utstarcom, Inc.*+                                    4,725            36,808
   THQ, Inc.*+                                          1,696            36,634
   Digital Insight Corp.*                               1,054            36,142
   Filenet Corp.*+                                      1,340            36,086
   Kronos, Inc./MA*                                       990            35,848
   Quality Systems, Inc.+                                 970            35,715


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Parametric Technology Corp.*+                        2,809    $       35,702
   Hewitt Associates, Inc. -- Class A*                  1,578            35,473
   Macrovision Corp.*                                   1,646            35,422
   Avocent Corp.*+                                      1,348            35,385
   Avid Technology, Inc.*+                              1,060            35,330
   Cognex Corp.                                         1,354            35,245
   Diodes, Inc.*                                          840            34,810
   Global Imaging Systems, Inc.*                          840            34,675
   Andrew Corp.*                                        3,881            34,386
   Coherent, Inc.*                                      1,010            34,067
   Rogers Corp.*                                          590            33,241
   Dolby Laboratories, Inc. -- Class A*                 1,400            32,620
   Technitrol, Inc.                                     1,405            32,526
   Paxar Corp.*                                         1,559            32,069
   FEI Co.*+                                            1,410            31,979
   eFunds Corp.*                                        1,443            31,818
   Dycom Industries, Inc.*+                             1,484            31,594
   Semtech Corp.*+                                      2,177            31,458
   Netgear, Inc.*                                       1,420            30,743
   Littelfuse, Inc.*                                      880            30,254
   KEMET Corp.*                                         3,266            30,113
   RF Micro Devices, Inc.*+                             5,043            30,107
   SRA International, Inc. -- Class A*+                 1,120            29,826
   Gevity HR, Inc.+                                     1,120            29,736
   Progress Software Corp.*                             1,270            29,731
   ATMI, Inc.*                                          1,200            29,544
   Aeroflex, Inc.*                                      2,523            29,443
   Veeco Instruments, Inc.*+                            1,230            29,323
   Websense, Inc.*                                      1,424            29,249
   Brooks Automation, Inc.*+                            2,472            29,170
   Scansource, Inc.*                                      990            29,027
   Checkpoint Systems, Inc.*+                           1,300            28,873
   MTS Systems Corp.                                      730            28,842
   Skyworks Solutions, Inc.*                            5,227            28,801
   Powerwave Technologies, Inc.*+                       3,107            28,336
   Internet Security Systems, Inc.*+                    1,478            27,860
   Comtech Telecommunications Corp.*+                     950            27,806
   Agilsys, Inc.                                        1,540            27,720
   Plantronics, Inc.                                    1,245            27,651
   Lattice Semiconductor Corp.*+                        4,460            27,563
   MRO Software, Inc.*                                  1,370            27,496
   DSP Group, Inc.*+                                    1,100            27,335

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Benchmark Electronics, Inc.*                         1,133    $       27,328
   SPSS, Inc.*                                            840            26,998
   ViaSat, Inc.*                                        1,050            26,964
   Gateway, Inc.*+                                     14,068            26,729
   Axcelis Technologies, Inc.*                          4,476            26,408
   Cabot Microelectronics Corp.*                          870            26,370
   CTS Corp.+                                           1,769            26,340
   Supertex, Inc.*                                        650            25,961
   Keane, Inc.*+                                        2,070            25,875
   InfoSpace, Inc.*                                     1,140            25,844
   Triquint Semiconductor, Inc.*+                       5,777            25,765
   Micrel, Inc.*+                                       2,566            25,686
   Newport Corp.*+                                      1,574            25,373
   Advanced Energy Industries, Inc.*+                   1,916            25,368
   Inter-Tel, Inc.+                                     1,200            25,272
   Wind River Systems, Inc.*+                           2,818            25,080
   Applied Micro Circuits Corp.*+                       9,177            25,053
   Talx Corp.                                           1,145            25,041
   Black Box Corp.+                                       650            24,914
   Open Solutions, Inc.*                                  930            24,747
   Synaptics, Inc.*+                                    1,147            24,546
   Mantech International Corp. -- Class A*                790            24,379
   Radisys Corp.*                                       1,110            24,376
   Manhattan Associates, Inc.*+                         1,200            24,348
   Photronics, Inc.*+                                   1,604            23,739
   Epicor Software Corp.*+                              2,180            22,955
   Park Electrochemical Corp.+                            890            22,917
   Exar Corp.*                                          1,704            22,612
   Take-Two Interactive Software, Inc.*+                2,112            22,514
   Altiris, Inc.*                                       1,240            22,370
   McData Corp. -- Class A*+                            5,459            22,273
   Ciber, Inc.*+                                        3,362            22,156
   Electro Scientific Industries, Inc.*                 1,230            22,128
   JDA Software Group, Inc.*                            1,530            21,466
   Hutchinson Technology, Inc.*+                          990            21,414
   Standard Microsystems Corp.*                           980            21,393
   Adaptec, Inc.*                                       4,900            21,266
   Sonic Solutions, Inc.*+                              1,280            21,120
   Methode Electronics, Inc. -- Class A                 1,998            20,999
   Gerber Scientific, Inc.*                             1,590            20,686
   Power Integrations, Inc.*                            1,180            20,626


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
   Novatel Wireless, Inc.*                              1,954    $       20,283
   Brightpoint, Inc.*                                   1,492            20,187
   Rudolph Technologies, Inc.*                          1,390            20,155
   Secure Computing Corp.*+                             2,326            20,004
   Actel Corp.*                                         1,370            19,660
   C-COR, Inc.*+                                        2,526            19,501
   Cohu, Inc.+                                          1,110            19,481
   MAXIMUS, Inc.                                          830            19,215
   Digi International, Inc.*                            1,515            18,983
   Mercury Computer Systems, Inc.*                      1,230            18,930
   Kulicke & Soffa Industries, Inc.*                    2,534            18,777
   EPIQ Systems, Inc.*+                                 1,090            18,138
   Bel Fuse, Inc. -- Class B                              548            17,980
   Symmetricom, Inc.*                                   2,506            17,717
   Radiant Systems, Inc.*                               1,630            17,229
   MapInfo Corp.*                                       1,320            17,226
   Ultratech, Inc.*+                                    1,060            16,684
   Ditech Networks, Inc.*                               1,894            16,516
   Harmonic, Inc.*+                                     3,680            16,486
   Carreker Corp.*                                      2,110            15,087
   X-Rite, Inc.                                         1,360            14,946
   Blue Coat Systems, Inc.*                               880            14,837
   Pericom Semiconductor Corp.*                         1,760            14,608
   Kopin Corp.*+                                        3,993            14,415
   Credence Systems Corp.*                              3,982            13,937
   PC-Tel, Inc.*                                        1,620            13,835
   Keithley Instruments, Inc.                           1,040            13,239
   Bell Microproducts, Inc.*+                           2,388            12,943
   Photon Dynamics, Inc.*                               1,030            12,896
   Startek, Inc.                                          850            12,708
   Catapult Communications Corp.*                       1,140            12,426
   Captaris, Inc.*                                      2,668            12,406
   Planar Systems, Inc.*                                1,020            12,281
   MIVA, Inc.*+                                         2,974            12,045
   Napster, Inc.*                                       3,892            11,987
   Neoware, Inc.*+                                        880            10,815
   Tollgrade Communications, Inc.*                      1,030             9,991
   Phoenix Technologies, Ltd.*                          2,070             9,957
   Network Equipment Technologies, Inc.*                2,695             8,462
   ESS Technologies, Inc.*                              3,698             7,988
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $13,454,198)                                                17,473,524
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.1%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
   4.45% due 07/03/06                              $  366,962    $      366,962
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $366,962)                                                      366,962
                                                                 --------------

SECURITIES LENDING COLLATERAL 26.1%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bancorp        4,582,892         4,582,892
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,582,892)                                                     4,582,892
                                                                 ==============

TOTAL INVESTMENTS 127.9%
   (Cost $18,404,052)                                            $   22,423,378
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.9)%                  $   (4,893,533)
                                                                 --------------
NET ASSETS - 100.0%                                              $   17,529,845

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.7%

Vodafone Group  PLC -- SP ADR+                         51,229    $    1,091,178
AT&T, Inc.+                                            36,178         1,009,004
Cisco Systems, Inc.*+                                  50,857           993,237
Verizon Communications, Inc.+                          27,981           937,084
Nokia OYJ -- SP ADR+                                   44,164           894,763
BellSouth Corp.+                                       21,770           788,074
Qualcomm, Inc.                                         17,274           692,169
Sprint Nextel Corp.+                                   31,702           633,723
Motorola, Inc.+                                        31,428           633,274
Telefonaktiebolaget LM Ericsson -- SP ADR+             18,921           625,150
Corning, Inc.*                                         22,891           553,733
Alltel Corp.+                                           7,385           471,385
Qwest Communications International, Inc.*+             50,051           404,913
Alcatel SA -- SP ADR*                                  29,066           366,522
American Tower Corp. -- Class A*+                      11,244           349,913
Crown Castle International Corp.*+                      8,329           287,684
Lucent Technologies, Inc.*+                           115,557           279,648
NII Holdings, Inc. -- Class B*+                         4,852           273,556
Juniper Networks, Inc.*+                               16,375           261,836
Avaya, Inc.*+                                          19,435           221,948
Tellabs, Inc.*                                         16,068           213,865
Harris Corp.+                                           5,086           211,120
Citizens Communications Co.+                           15,020           196,011
CenturyTel, Inc.+                                       5,176           192,288
Comverse Technology, Inc.*                              8,844           174,846
U.S. Cellular Corp.*                                    2,879           174,467
PanAmSat Holding Corp.                                  6,710           167,683
Ciena Corp.*+                                          31,914           153,506
JDS Uniphase Corp.*+                                   60,527           153,133
Telephone & Data Systems, Inc.                          3,650           151,110
3Com Corp.*+                                           26,371           135,020
CommScope, Inc.*+                                       4,280           134,478
Polycom, Inc.*+                                         6,045           132,506
Belden CDT, Inc.+                                       3,779           124,896
F5 Networks, Inc.*                                      2,240           119,795
ADTRAN, Inc.                                            5,171           115,986
ADC Telecommunications, Inc.*+                          6,450           108,747
Utstarcom, Inc.*+                                      13,231           103,070
Avocent Corp.*+                                         3,756            98,595
Andrew Corp.*                                          10,878            96,379
Cincinnati Bell, Inc.*                                 22,320            91,512
Dycom Industries, Inc.*+                                4,160            88,566

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
Netgear, Inc.*+                                         3,980    $       86,167
Commonwealth Telephone Enterprises, Inc.                2,405            79,750
Powerwave Technologies, Inc.*+                          8,687            79,225
Comtech Telecommunications Corp.*+                      2,670            78,151
Plantronics, Inc.                                       3,480            77,291
General Communication, Inc. -- Class A*                 6,213            76,544
ViaSat, Inc.*+                                          2,956            75,910
Inter-Tel, Inc.+                                        3,349            70,530
Black Box Corp.+                                        1,819            69,722
Embarq Corp.*+                                          1,583            64,887
C-COR, Inc.*+                                           7,060            54,503
Digi International, Inc.*                               4,234            53,052
Bel Fuse, Inc. -- Class B                               1,533            50,298
Symmetricom, Inc.*                                      7,005            49,525
Ditech Networks, Inc.*                                  5,313            46,329
Harmonic, Inc.*+                                       10,297            46,131
Blue Coat Systems, Inc.*                                2,460            41,476
PC-Tel, Inc.*                                           4,530            38,686
Tollgrade Communications, Inc.*                         2,890            28,033
Network Equipment Technologies, Inc.*                   7,546            23,694
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $12,516,724)                                                16,096,277
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                             $    232,301           232,301
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $232,301)                                                      232,301
                                                                 --------------
SECURITIES LENDING COLLATERAL 35.6%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 5,683,766         5,683,766
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,683,766)                                                     5,683,766
                                                                 ==============
TOTAL INVESTMENTS 137.8%
   (Cost $18,432,791)                                            $   22,012,344
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (37.8)%                                                       $   (6,036,364)
                                                                 --------------


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                              $   15,975,980

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%

United Parcel Service, Inc. -- Class B+                67,905    $    5,590,619
FedEx Corp.+                                           39,003         4,557,890
Burlington Northern Santa Fe Corp.                     49,704         3,939,042
Union Pacific Corp.                                    40,235         3,740,246
Norfolk Southern Corp.                                 67,375         3,585,697
CSX Corp.+                                             45,614         3,213,050
Expeditors International Washington, Inc.              52,764         2,955,312
Southwest Airlines Co.+                               158,799         2,599,540
CH Robinson Worldwide, Inc.+                           44,577         2,375,954
Ryder System, Inc.+                                    27,682         1,617,459
AMR Corp.*+                                            62,241         1,582,166
J.B. Hunt Transport Services, Inc.+                    63,512         1,582,084
Con-way, Inc.                                          24,268         1,405,845
Swift Transportation Co., Inc.*+                       43,814         1,391,533
Landstar System, Inc.                                  27,426         1,295,330
YRC Worldwide, Inc.*+                                  29,191         1,229,233
Kirby Corp.*                                           29,499         1,165,210
JetBlue Airways Corp.*+                                95,398         1,158,132
Laidlaw International, Inc.                            45,630         1,149,876
Kansas City Southern*+                                 40,930         1,133,761
EGL, Inc.*+                                            22,423         1,125,635
Old Dominion Freight Line, Inc.*                       27,930         1,049,889
Heartland Express, Inc.+                               58,322         1,043,381
Alexander & Baldwin, Inc.+                             22,908         1,014,137
Werner Enterprises, Inc.+                              49,515         1,003,669
Knight Transportation, Inc.+                           49,525         1,000,405
Arkansas Best Corp.                                    19,122           960,116
Alaska Air Group, Inc.*+                               23,079           909,774
Forward Air Corp.+                                     21,792           887,588
SkyWest, Inc.+                                         33,897           840,646
AirTran Holdings, Inc.*+                               52,713           783,315
HUB Group, Inc. -- Class A*+                           31,442           771,272
Mesa Air Group, Inc.*+                                 41,514           408,913
Frontier Airlines Holdings, Inc.*+                     51,524           371,488
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $47,856,036)                                                59,438,207
                                                                 --------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                             $    810,346    $      810,346
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $810,346)                                                      810,346
                                                                 --------------
SECURITIES LENDING COLLATERAL 23.7%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bankcorp                               14,108,242        14,108,242
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,108,242)                                                   14,108,242
                                                                 ==============
TOTAL INVESTMENTS 124.8%
   (Cost $62,774,624)                                            $   74,356,795
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (24.8)%                                                       $  (14,781,803)
                                                                 --------------
NET ASSETS - 100.0%                                              $   59,574,992

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.2%

Exelon Corp.+                                          21,475    $    1,220,424
TXU Corp.                                              19,440         1,162,318
Dominion Resources, Inc./VA+                           13,572         1,015,050
Duke Energy Corp.                                      34,123         1,002,192
Southern Co.+                                          28,764           921,886
FirstEnergy Corp.                                      15,707           851,476
Public Service Enterprise Group, Inc.                  11,971           791,523
FPL Group, Inc.+                                       18,964           784,730
Entergy Corp.+                                         10,503           743,087
PG&E Corp.+                                            18,014           707,590
American Electric Power Co., Inc.                      20,571           704,557
PPL Corp.+                                             21,746           702,396
AES Corp.*+                                            37,501           691,893
Edison International                                   17,004           663,156
Sempra Energy                                          14,322           651,365
Consolidated Edison, Inc.+                             14,362           638,247
Progress Energy, Inc.+                                 14,479           620,715
Ameren Corp.+                                          12,260           619,130
Constellation Energy Group, Inc.                       10,915           595,086
Xcel Energy, Inc.+                                     28,527           547,148
Questar Corp.+                                          6,681           537,754
DTE Energy Co.+                                        12,738           518,946
NRG Energy, Inc.*+                                     10,521           506,902
KeySpan Corp.+                                         12,495           504,798
Allegheny Energy, Inc.*+                               13,280           492,290
NiSource, Inc.+                                        22,209           485,045
MDU Resources Group, Inc.                              11,447           419,075
Wisconsin Energy Corp.                                 10,340           416,702
Pepco Holdings, Inc.+                                  17,466           411,848
Alliant Energy Corp.                                   11,670           400,281
SCANA Corp.+                                           10,360           399,689
Oneok, Inc.+                                           11,533           392,583
Reliant Energy, Inc.*+                                 32,487           389,194
CenterPoint Energy, Inc.+                              30,867           385,837
Pinnacle West Capital Corp.+                            9,631           384,373
OGE Energy Corp.+                                      10,685           374,296
Equitable Resources, Inc.                              10,958           367,093
Energy East Corp.+                                     14,907           356,724
Northeast Utilities                                    16,950           350,356
DPL, Inc.+                                             13,059           349,981
Southern Union, Co.+                                   12,820           346,909
National Fuel Gas Co.+                                  9,720           341,561
AGL Resources, Inc.+                                    8,889           338,849
Energen Corp.                                           8,760           336,472
NSTAR                                                  11,680           334,048
UGI Corp.+                                             13,502           332,419

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
TECO Energy, Inc.+                                     21,742    $      324,825
CMS Energy Corp.*+                                     24,970           323,112
Sierra Pacific Resources*+                             23,064           322,896
Puget Energy, Inc.+                                    14,145           303,835
Aqua America, Inc.                                     13,026           296,863
Atmos Energy Corp.                                     10,601           295,874
Hawaiian Electric Industries, Inc.+                    10,454           291,771
Vectren Corp.+                                         10,278           280,075
Great Plains Energy, Inc.+                              9,861           274,727
WPS Resources Corp.                                     5,460           270,816
Nicor, Inc.+                                            6,391           265,226
Dynegy, Inc. -- Class A*                               48,170           263,490
Piedmont Natural Gas Co.+                              10,780           261,954
Westar Energy, Inc.                                    12,362           260,220
PNM Resources, Inc.+                                   10,147           253,269
Aquila, Inc.*+                                         58,528           246,403
IDACORP, Inc.                                           6,913           237,047
Allete, Inc.+                                           4,870           230,594
Southwest Gas Corp.                                     7,195           225,491
Peoples Energy Corp.+                                   6,270           225,156
WGL Holdings, Inc.+                                     7,655           221,612
New Jersey Resources Corp.                              4,725           221,035
Duquesne Light Holdings, Inc.                          13,165           216,433
Avista Corp.                                            9,273           211,703
Cleco Corp.+                                            9,058           210,598
Black Hills Corp.                                       5,975           205,122
Unisource Energy Corp.                                  6,471           201,572
Northwest Natural Gas Co.+                              5,330           197,370
El Paso Electric Co.*                                   9,630           194,141
UIL Holding Corp.                                       3,120           175,625
South Jersey Industries, Inc.                           6,240           170,914
Laclede Group, Inc.                                     4,753           163,313
CH Energy Group, Inc.                                   3,370           161,760
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $30,266,910)                                                34,112,836
                                                                 --------------

                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.45% due 07/03/06                             $    119,658           119,658
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $119,658)                                                      119,658
                                                                 --------------


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                                        1

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 20.3%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bancorp                                 6,915,290    $    6,915,290
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,915,290)                                                     6,915,290
                                                                 ==============
TOTAL INVESTMENTS 120.8%
   (Cost $37,301,858)                                            $   41,147,784
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.8)%                  $   (7,098,942)
                                                                 --------------
NET ASSETS - 100.0%                                              $   34,048,842

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2006.


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                                        2

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on August 21, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 21, 2006

                                          /s/ Carl G. Verboncoeur
                                          -----------------------
                                          Carl G. Verboncoeur
                                          President

                                                                       EX.-3(ii)

                                CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 21, 2006

                                          /s/ Nick Bonos
                                          --------------------------
                                          Nick Bonos
                                          Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Rydex Series Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Carl G. Verboncoeur
                          ------------------------------------------------------
                          Carl G. Verboncoeur, President

Date                          August 21, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

by (Signature and Title)* /s/ Carl G. Verboncoeur
                          ------------------------------------------------------
                          Carl G. Verboncoeur, President

Date                          August 21, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Nick Bonos
                          ------------------------------------------------------
                          Nick Bonos, Vice President & Treasurer

Date                          August 21, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.